                                                                 May 31, 2002


NORTHERN INSTITUTIONAL FUNDS
Equity Portfolios



                              [PHOTO APPEARS HERE]




                                                               SEMIANNUAL REPORT
TRUST NORTHERN      for investment solutions

                                [NORTHERN INSTITUTIONAL FUNDS LOGO APPEARS HERE]

               ----------------------------------------------------------------
                                                              EQUITY PORTFOLIOS
                                                                           ----
       TABLE OF CONTENTS




                               NOT FDIC INSURED
--------------------------------------------------------------------------------
                      May lose value / No bank guarantee

The report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Northern Fund Distributors, LLC, an independent third party.

                   3  LETTER TO SHAREHOLDERS

                   4  STATEMENTS OF ASSETS AND LIABILITIES

                   6  STATEMENTS OF OPERATIONS

                   8  STATEMENTS OF CHANGES IN NET ASSETS

                  10  FINANCIAL HIGHLIGHTS

                      SCHEDULES OF INVESTMENTS

                      23  INTERNATIONAL GROWTH PORTFOLIO

                      25  INTERNATIONAL EQUITY INDEX PORTFOLIO

                      39  SMALL COMPANY GROWTH PORTFOLIO

                      41  SMALL COMPANY INDEX PORTFOLIO

                      66  MID CAP GROWTH PORTFOLIO

                      68  FOCUSED GROWTH PORTFOLIO

                      70  DIVERSIFIED GROWTH PORTFOLIO

                      73  EQUITY INDEX PORTFOLIO

                      81  BALANCED PORTFOLIO

                  87  NOTES TO THE FINANCIAL STATEMENTS

           NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT  1  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT
         a MESSAGE from
       ============================
                 Orie L. Dudley Jr.
                                          [PHOTO]



                                          Orie L. Dudley Jr.
       ----
              CHIEF INVESTMENT OFFICER

--------------------------------------------------------------------------------


Despite clear evidence of an economic recovery, the reporting period was marked by the return of the gloomy psychology that has dominated Wall Street for much of the last two years. In fact, the disconnect between the U.S. economy and the stock market was so wide that, for the first time in nearly a century, the Dow Jones Industrial Average posted a loss over the first six months of an economic recovery.

There are several reasons for the inability of stocks to reflect an improving outlook for growth and profitability. First, a series of accounting scandals caused investors to question the veracity of virtually all corporate reporting. Also, the U.S. economy appeared to decelerate slightly during the spring and early summer from the breakneck pace of the first quarter. Geopolitical concerns abroad and worries about terrorism at home gave investors additional reason to postpone buying, especially in the absence of compelling valuations.

From an economic perspective, we are optimistic that the recovery that took root in the painful days following the terrorist attacks will accelerate and broaden in coming months. The rebound initially was driven by a slowdown in the rate at which businesses reduced their inventories. More recently, industrial production has accelerated as well, a process that should reinforce final demand through its positive impact on wages and employment. And with productivity trends remaining favorable, we expect that the Federal Reserve will keep short-term interest rates relatively low.

On the negative side of the ledger, the massive corporate debt piled up in recent years will act as a headwind on growth by restraining business investment over the near term. Although the recovery could be subdued by historical standards, we nonetheless believe that economic conditions will become much more favorable as the year unfolds. In particular, we expect U.S. businesses to post significantly higher earnings over the remainder of this year and into 2003.

With a self-sustaining recovery underway and corporate profits set to revive, we suggest emphasizing those industry groups that stand to benefit dispro-portionately from an economic rebound. We also are optimistic about small- and mid-cap stocks, where valuations are much more reasonable. Finally, we believe that U.S. multinationals and overseas equity markets will benefit from the likely continuation of dollar weakness.

By any standards, these are highly unusual times. Typically, the stock market functions as a discounting mechanism in which prices move in anticipation of future events. In the current environment of fear and distrust, however, investors have adopted a "show me" attitude. This skepticism suggests that stocks aren't likely to climb much higher without tangible evidence that the quantity and quality of corporate earnings have improved.

We remain confident that such evidence will emerge before much longer. In the meantime, please be assured that we will continue to have your best interests at heart as we work to uncover attractive investment opportunities.

Sincerely,

/s/ Orie L. Dudley Jr.
Orie L. Dudley Jr.
Chief Investment Officer

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 3 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES

                                                                                                                             SMALL
                                                        INTERNATIONAL         INTERNATIONAL             SMALL               COMPANY
 Amounts in thousands,                                    GROWTH               EQUITY INDEX         COMPANY GROWTH           INDEX
 except per share data                                   PORTFOLIO              PORTFOLIO              PORTFOLIO           PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
 ASSETS:
 Investments, at cost                                     $132,613               $94,932                $37,092            $214,579
 Investments, at fair value                               $145,559               $85,606                $42,714            $219,370
 Cash and foreign currencies                                    15                   421                      -                   1
 Income receivable                                             268                   188                     13                 165
 Receivable for foreign tax withheld                           189                   118                      -                   -
 Receivable for securities sold                              3,232                     -                    909                 123
 Receivable for variation margin on futures contracts            -                    24                      -                   3
 Receivable from administrator                                   5                     9                     10                  46
 Prepaid and other assets                                        -                     -                      -                   -
 Total Assets                                              149,268                86,366                 43,646             219,708
------------------------------------------------------------------------------------------------------------------------------------
 LIABILITIES
 Cash overdraft                                                  -                     -                      1                   -
 Payable for securities purchased                            3,034                     -                  1,220                   -
 Payable for variation margin on futures contracts               -                     -                      -                   2
 Payable for fund shares redeemed                                -                     -                      -                   -
 Payable for affiliates:
  Investment advisory fees                                      99                    18                     29                  39
  Administration fees                                           19                    11                      4                  20
  Custody and accounting fees                                   10                     6                      8                 138
  Transfer agent fees                                            2                     1                      -                   2
 Accrued registration fees and other liabilities                31                    27                     35                  30
 Total Liabilities                                           3,195                    63                  1,297                 231
------------------------------------------------------------------------------------------------------------------------------------
 Net Assets                                               $146,073               $86,303                $42,349            $219,477
------------------------------------------------------------------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS:
 Capital stock                                            $190,612              $107,778                $60,955            $248,120
 Accumulated undistributed netinvestment income (loss)        (222)                  599                   (140)              1,568
 Accumulated undistributed net realized losses on
  investments, options, futures contracts and foreign
  currency transactions                                    (57,257)              (12,708)               (24,088)            (34,958)
 Net unrealized appreciation (depreciation)
  on investments, options, futures contracts and
  foreign currency transactions                             12,942                (9,383)                 5,622               4,747
 Net unrealized gains (losses) on translation of
  other assets and liabilities denominated in
  foreign currencies                                            (2)                   17                      -                   -
 Net Assets                                               $146,073               $86,303                $42,349            $219,477
------------------------------------------------------------------------------------------------------------------------------------
 Net Assets:
  Class A                                                 $143,343               $86,292                $42,349            $219,406
  Class C                                                        -                     -                      -                   -
  Class D                                                    2,730                    11                      -                  71
 Total Shares Outstanding (no par value),
  Unlimited Shares Authorized:
  Class A                                                   19,286                 9,410                  5,539              20,384
  Class C                                                        -                     -                      -                   -
  Class D                                                      368                     1                      -                   6
 Net Asset Value, Redemption and Offering Price
  Per Share:
  Class A                                                    $7.43                 $9.17                  $7.65              $10.76
  Class C                                                        -                     -                      -                   -
  Class D                                                     7.42                  8.96                      -               10.62
------------------------------------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2002 (UNAUDITED)


          MID CAP     FOCUSED   DIVERSIFIED    EQUITY
          GROWTH      GROWTH      GROWTH       INDEX      BALANCED
         PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
         ----------------------------------------------------------
          $32,084    $222,289     $72,058     $766,992      $83,128
          $37,711    $247,196     $77,939     $825,029      $86,191
                -           1           -            2            1
                8         113          78        1,304          362
                -           -           -            -            -
              321      17,470         234            -          689
                -           -           -           33            -
                8           9           7           25            7
                -           -           3            1            3
           38,048     264,789      78,261      826,394       87,253
         ----------------------------------------------------------

                -           -           -            -            -
              185      16,300         486          136          783
                -           -           -            -            -
                -           -           -           12            -


               26         155          43           73           37
                3          21           7           73            7
                -           1           -           20            -
                -           3           1           13            1
              634          33         129           88           34
              848      16,513         666          415          862
         ----------------------------------------------------------
          $37,200    $248,276     $77,595     $825,979      $86,391
         ----------------------------------------------------------

          $46,730    $285,136     $73,208     $767,559      $85,685
             (103)       (195)        214        1,554           41
          (15,054)    (61,572)     (1,708)         (76)      (2,398)

            5,627      24,907       5,881       56,942        3,063

                -           -           -            -            -

          $37,200    $248,276     $77,595     $825,979      $86,391
         ----------------------------------------------------------

          $35,761    $239,129     $77,148     $760,967      $85,163
            1,302       8,454           -       60,026          919
              137         693         447        4,986          309


            3,871      19,907      10,704       54,053        7,407
              141         713           -        4,282           80
               15          59          65          356           27

            $9.24      $12.01       $7.21       $14.08       $11.50
             9.21       11.86           -        14.02        11.49
             9.19       11.59        6.94        14.02        11.42
         ----------------------------------------------------------



See Notes to the Financial Statements.

              NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 5 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
STATEMENTS OF OPERATIONS

 Amounts in thousands                                                                                                        SMALL
                                                            INTERNATIONAL       INTERNATIONAL            SMALL              COMPANY
                                                               GROWTH            EQUITY INDEX         COMPANY GROWTH         INDEX
                                                              PORTFOLIO           PORTFOLIO             PORTFOLIO          PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
 Dividend income                                             $1,452/(1)/            $956/(2)/               $33              $1,601
 Interest income                                                    36                   27                  12                  59
  Total Investment Income                                        1,488                  983                  45               1,660
------------------------------------------------------------------------------------------------------------------------------------
 EXPENSES:
 Investment advisory fees                                          643                  197                 211                 466
 Administration fees                                               100                   65                  20                 126
 Custody and accounting fees                                        73                   54                  22                 235
 Transfer agent fees                                                 8                    4                   2                  13
 Registration fees                                                  17                   18                  19                  15
 Professional fees                                                   4                    4                   4                   5
 Trustee fees and expenses                                           2                    2                   2                   2
 Other                                                              11                   11                  10                  10
------------------------------------------------------------------------------------------------------------------------------------
 Total Expenses:                                                   858                  355                 290                 872
  Less voluntary waivers of
   investment advisory fees                                       (109)                 (88)                (50)               (214)
  Less expenses reimbursed by
   administrator                                                   (37)                 (43)                (55)               (267)
  Net Expenses                                                     712                  224                 185                 391
------------------------------------------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                                      776                  759                (140)              1,269
------------------------------------------------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAINS
 (LOSSES):
 Net realized gains (losses) on:
  Investments                                                   (6,096)             (10,920)             (1,564)            (19,721)
  Options                                                            -                    -                   -                   -
  Futures contracts                                                  -                   47                   -               1,300
  Foreign currency transactions                                    (84)                   1                   -                   -
 Net change in unrealized appreciation (depreciation) on
  investments, options, futures contracts, foreign currency
  transactions and forward foreign currency contracts             9,987              12,556               2,262              35,835
 Net change in unrealized gains on translation of other assets
  and liabilities denominated in foreign currencies                  23                  19                   -                   -
  Net Gains (Losses) on Investments                               3,830               1,703                 698              17,414
------------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                $4,606               $2,462               $558             $18,683
------------------------------------------------------------------------------------------------------------------------------------

(1) Net of $190 in non-reclaimable foreign withholding taxes.
(2) Net of $90 in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                   SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED)


 MID CAP          FOCUSED         DIVERSIFIED         EQUITY
 GROWTH           GROWTH             GROWTH            INDEX          BALANCED
PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------

    $67             $913              $517             $6,283             $280
      3               40                14                266            1,116
     70              953               531              6,549            1,396
------------------------------------------------------------------------------

    190            1,285               353              1,239              347
     18              126                45                462               47
     11               19                13                 81               18
      2               17                 5                 80                6
     18               14                16                  -               15
      2                5                 4                 13                4
      2                2                 2                  5                2
     10               25                14                 76               10
------------------------------------------------------------------------------
    253            1,493               452              1,956              449

    (42)            (296)              (92)              (776)            (112)

    (38)             (49)              (43)              (119)             (48)
    173            1,148               317              1,061              289
------------------------------------------------------------------------------
   (103)            (195)              214              5,488            1,107
------------------------------------------------------------------------------


   (510)          (8,805)            2,402             17,490             (999)
      -                -                14                  -                -
      -                -               112              2,517            1,510
      -                -                 -                  -                -
  1,768           (5,828)           (5,676)           (79,049)          (2,173)


      -                -                 -                  -                -

  1,258          (14,633)           (3,148)           (59,042)          (1,662)
------------------------------------------------------------------------------
 $1,155         $(14,828)          $(2,934)          $(53,554)           $(555)


See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 7 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                                     SMALL
                                                                    INTERNATIONAL      INTERNATIONAL EQUITY         COMPANY
                                                                       GROWTH                  INDEX                GROWTH
                                                                      PORTFOLIO              PORTFOLIO             PORTFOLIO
 Amounts in thousands                                              2002       2001       2002        2001       2002       2001
-----------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
 Net investment income (loss)                                        $776       $831       $759        $938      $(140)     $(163)
 Net realized gains (losses) on investments, options, futures
  contracts, and foreign currency transactions                     (6,180)   (41,490)   (10,872)       (662)    (1,564)   (13,370)
 Net change in unrealized appreciation (depreciation) on
  investments, options, futures contracts, and foreign currency
  transactions                                                      9,987      5,623     12,556     (16,839)     2,262      4,060
 Net change in unrealized gains (losses) on translation of
  other assets and liabilities denominated in foreign
  currencies                                                           23        (15)        19           2          -          -
  Net Increase (Decrease) in Net Assets Resulting from Operations   4,606    (35,051)     2,462     (16,561)       558     (9,473)
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS A SHARE TRANSACTIONS:
 Shares sold                                                       31,608     43,330     20,003      56,461      9,392     21,514
 Shares from reinvestment of  dividends                               519     20,720        907       2,062          -          -
 Shares redeemed                                                  (16,217)   (33,332)   (25,108)    (38,367)    (2,854)   (14,985)
  Net Increase (Decrease) in Net Assets Resulting from Class A
  Share Transactions                                               15,910     30,718     (4,198)     20,156      6,538      6,529
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS C SHARE TRANSACTIONS:
 Shares sold                                                            -          -          -           -          -          -
 Shares from reinvestment of  dividends                                 -          -          -           -          -          -
 Shares redeemed                                                        -          -          -           -          -          -
  Net Increase (Decrease) in Net Assets Resulting from Class C
  Share Transactions                                                    -          -          -           -          -          -
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS D SHARE TRANSACTIONS:
 Shares sold                                                          921      1,919          -           -          -          -
 Shares from reinvestment of  dividends                                 -          -          -           -          -          -
 Shares redeemed                                                      (81)        (4)         -           -          -          -
  Net Increase (Decrease) in Net Assets Resulting from Class D
  Share Transactions                                                  840      1,915          -           -          -          -
-----------------------------------------------------------------------------------------------------------------------------------
 DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
 From net investment income                                          (612)    (3,375)      (812)       (975)         -          -
 From net realized gains                                                -    (20,296)      (164)     (1,181)         -          -
  Total Distributions to Class A shareholders                        (612)   (23,671)      (976)     (2,156)         -          -
-----------------------------------------------------------------------------------------------------------------------------------
 DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
 From net investment income                                             -          -          -           -          -          -
 From net realized gains                                                -          -          -           -          -          -
  Total Distributions to Class C shareholders                           -          -          -           -          -          -
-----------------------------------------------------------------------------------------------------------------------------------
 DISTRIBUTIONS TO CLASS D SHAREHOLDERS:
 From net investment income                                            (8)         -          -           -          -          -
 From net realized gains                                                -          -          -           -          -          -
  Total Distributions to Class D shareholders                          (8)         -          -           -          -          -
-----------------------------------------------------------------------------------------------------------------------------------
 Total Increase (Decrease) in Net Assets                           20,736    (26,089)    (2,712)      1,439      7,096     (2,944)
 NET ASSETS:
 Beginning of period                                              125,337    151,426     89,015      87,576     35,253     38,197
 End of period                                                   $146,073   $125,337    $86,303     $89,015    $42,349    $35,253
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulated Undistributed Net Investment Income (Loss)             $(222)     $(375)      $599        $652      $(140)     $(163)
-----------------------------------------------------------------------------------------------------------------------------------


See Notes to the Financial Statements.

EQUITY PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED)
                                          OR FISCAL YEAR ENDED NOVEMBER 30, 2001


   SMALL COMPANY
       INDEX           MID CAP GROWTH       FOCUSED GROWTH         DIVERSIFIED           EQUITY INDEX          BALANCED
     PORTFOLIO            PORTFOLIO            PORTFOLIO         GROWTH PORTFOLIO         PORTFOLIO            PORTFOLIO
  2002       2001      2002      2001       2002       2001      2002       2001       2002       2001      2002       2001
---------------------------------------------------------------------------------------------------------- -------------------
  $1,269     $3,739     $(103)    $(172)     $(195)     $(189)     $214       $422     $5,488     $12,137   $1,107     $2,654
 (18,421)    (6,117)     (510)  (10,016)    (8,805)   (46,032)    2,528     (4,004)    20,007      12,935      511     (2,894)
  35,835      9,322     1,768     4,939     (5,828)    (9,583)   (5,676)   (15,316)   (79,049)   (164,567)  (2,173)    (2,656)
       -          -         -         -          -          -         -          -          -           -        -          -
  18,683      6,944     1,155    (5,249)   (14,828)   (55,804)   (2,934)   (18,898)   (53,554)   (139,495)    (555)    (2,896)
------------------------------------------------------------------------------------------------------------------------------
  32,054    114,795     3,814    14,137     48,898    111,130     4,150     21,037     55,651     354,224   10,668     40,933
   3,172     31,225         -         -          -     20,443       368     42,563     32,322     165,441    1,264      8,247
(148,358)   (43,379)   (3,268)  (11,951)   (42,607)   (36,591)  (26,168)    (7,748)  (147,949)   (308,008) (22,080)   (13,968)
(113,132)   102,641       546     2,186      6,291     94,982   (21,650)    55,852    (59,976)    211,657  (10,148)    35,212
------------------------------------------------------------------------------------------------------------------------------
       -          -     2,032     1,536         79        936         -          -      3,833      10,724       38         75
       -          -         -         -          -      1,078         -          -      2,719      16,079       11         94
       -          -    (1,694)     (573)      (144)    (1,140)        -          -    (10,503)    (20,515)     (13)       (35)
       -          -       338       963        (65)       874         -          -     (3,951)      6,288       36        134
------------------------------------------------------------------------------------------------------------------------------
       5          1         -       197        217        284        45         81        687       2,531       78         63
       -         15         -         -          -         60         -        214        189       1,484        3         45
       -        (50)       (4)      (28)       (80)      (173)      (21)       (67)    (1,412)     (4,618)     (22)      (263)
       5        (34)       (4)      169        137        171        24        228       (536)       (603)      59       (155)
------------------------------------------------------------------------------------------------------------------------------
  (3,471)    (2,958)        -         -          -          -      (420)       (81)    (5,633)    (11,356)  (1,269)    (2,671)
       -    (32,459)        -         -          -    (21,404)        -    (46,439)   (29,192)   (167,835)       -     (5,599)
  (3,471)   (35,417)        -         -          -    (21,404)     (420)   (46,520)   (34,825)   (179,191)  (1,269)    (8,270)
------------------------------------------------------------------------------------------------------------------------------
       -          -         -         -          -          -         -          -       (371)       (753)     (12)       (25)
       -          -         -         -          -     (1,078)        -          -     (2,347)    (15,326)       -        (69)
       -          -         -         -          -     (1,078)        -          -     (2,718)    (16,079)     (12)       (94)
------------------------------------------------------------------------------------------------------------------------------
       -          -         -         -          -          -         -          -        (29)        (68)      (3)       (10)
       -        (14)        -         -          -        (60)        -       (214)      (205)     (1,640)       -        (36)
       -        (14)        -         -          -        (60)        -       (214)      (234)     (1,708)      (3)       (46)
------------------------------------------------------------------------------------------------------------------------------
 (97,915)    74,120     2,035    (1,931)    (8,465)    17,681   (24,980)    (9,552)  (155,794)   (119,131) (11,892)    23,885
 317,392    243,272    35,165    37,096    256,741    239,060   102,575    112,127    981,773   1,100,904   98,283     74,398
$219,477   $317,392   $37,200   $35,165   $248,276   $256,741   $77,595   $102,575   $825,979    $981,773  $86,391    $98,283
------------------------------------------------------------------------------------------------------------------------------
  $1,568     $3,611     $(103)      $ -      $(195)     $(189)     $214       $420     $1,554      $2,099      $41       $279
------------------------------------------------------------------------------------------------------------------------------


See Notes to the Financial Statements.

              NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 9 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FINANCIAL HIGHLIGHTS


 INTERNATIONAL GROWTH PORTFOLIO                                                           CLASS A

 Selected per share data                                      2002       2001        2000        1999         1998        1997
----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                          $7.23     $11.22      $14.07      $11.78       $10.52      $10.63
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                          0.05       0.09        0.04        0.33         0.09        0.11
 Net realized and unrealized gains (losses)                     0.19      (2.31)      (0.44)       2.94         1.90        0.31
  Total Income (loss) from Investment Operations                0.24      (2.22)      (0.40)       3.27         1.99        0.42
----------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income /(1)/                             (0.04)     (0.25)      (0.05)      (0.22)       (0.16)      (0.08)
  From net realized gains                                          -      (1.52)      (2.40)      (0.76)       (0.57)      (0.45)
   Total Distributions Paid                                    (0.04)     (1.77)      (2.45)      (0.98)       (0.73)      (0.53)
----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                                $7.43      $7.23      $11.22      $14.07       $11.78      $10.52
----------------------------------------------------------------------------------------------------------------------------------
 Total Return /(2)/                                             3.28%    (23.51)%     (4.26)%     30.07%       20.44%       4.21%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                    $143,343   $123,520    $151,426    $147,689     $111,594    $106,774
 Ratio to average net assets of: /(3)/
  Expenses, net of waivers and reimbursements                   1.06%      1.06%       1.06%       1.06%        1.06%       1.06%
  Expenses, before waivers and reimbursements                   1.28%      1.33%       1.33%       1.31%        1.31%       1.37%
  Net investment income, net of waivers and reimbursements      1.04%      0.39%       0.56%       0.92%        0.89%       0.97%
  Net investment income, before waivers and reimbursements      0.82%      0.12%       0.29%       0.67%        0.64%       0.66%
 Portfolio Turnover Rate                                      106.29%    237.21%     171.93%     168.10%      160.13%     154.62%


                                                                                          CLASS D

 Selected per share data                                      2002     2001 /(4)/  2000 /(5)/  1999 /(6)/     1998        1997
----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                          $7.22      $8.00           -      $11.60       $10.39      $10.54
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                   0.03          -           -       (0.01)        0.09        0.09
 Net realized and unrealized gains (losses)                     0.20      (0.78)          -        2.59         1.83        0.29
  Total Income (Loss) from Investment Operations                0.23      (0.78)          -        2.58         1.92        0.38
----------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income /(1)/                             (0.03)         -           -           -        (0.14)      (0.08)
  From net realized gains                                          -          -           -       (0.76)       (0.57)      (0.45)
  In excess of net investment income                               -          -           -       (0.14)           -           -
   Total Distributions Paid                                    (0.03)         -           -       (0.90)       (0.71)      (0.53)
----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                                $7.42       $7.22          -     $13.28/(6)/   $11.60      $10.39
----------------------------------------------------------------------------------------------------------------------------------
 Total Return /(2)/                                             3.19%     (9.75)%                              19.91%       3.79%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                      $2,730      $1,817          -           -         $203        $234
 Ratio to average net assets of: /(3)/
  Expenses, net of waivers and reimbursements                   1.45%       1.45%         -           -         1.45%       1.45%
  Expenses, before waivers and reimbursements                   1.67%       1.72%         -           -         1.70%       1.76%
  Net investment income, net of waivers and reimbursements      0.65%       0.00%         -           -         0.59%       0.58%
  Net investment income, before waivers and reimbursements      0.43%     (0.27)%         -           -         0.34%       0.27%
 Portfolio Turnover Rate                                      106.29%     231.21%         -           -       160.13%     154.62%


(1) Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for Federal income tax purposes.
(2) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(3)  Annualized for periods less than one year.
(4)  Shares were reintroduced on June 15, 2001.
(5)  No shares outstanding for the period August 23, 1999 through June 14, 2001.
(6) Class D shares were fully redeemed as of August 22, 1999. As such no total return or supplemental data and ratios were presented for the fiscal year ended November 30, 1999.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED)
                                               OR FISCAL YEARS ENDED NOVEMBER 30

 INTERNATIONAL EQUITY INDEX PORTFOLIO                                                   CLASS A

 Selected per share data                                 2002       2001         2000         1999         1998         1997 /(6)/

-----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                     $9.00     $11.40       $13.50       $11.98       $10.55         $10.00
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                     0.08       0.12         0.14         0.23         0.14           0.10
 Net realized and unrealized gains (losses)                0.19      (2.24)       (1.36)        2.07         1.46           0.45
  Total Income (Loss) from Investment Operations           0.27      (2.12)       (1.22)        2.30         1.60           0.55
-----------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income /(1)/                        (0.08)     (0.13)       (0.11)       (0.23)       (0.17)             -
  From net realized gains                                 (0.02)     (0.15)       (0.77)       (0.54)           -              -
  In excess of net investment income                          -          -            -        (0.01)           -              -
   Total Distributions Paid                               (0.10)     (0.28)       (0.88)       (0.78)       (0.17)             -
-----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                           $9.17      $9.00       $11.40       $13.50       $11.98         $10.55
-----------------------------------------------------------------------------------------------------------------------------------
 Total Return /(2)/                                        3.02%    (19.10)%      (9.87)%      20.32%       15.50%          5.45%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                $86,292    $89,005      $87,563      $56,479      $44,940        $34,244
 Ratio to average net assets of: /(3)/
  Expenses, net of waivers and reimbursements              0.51%      0.55%/(4)/   0.52%/(4)/   0.53%/(4)/   0.55%/(4)/     0.51%
  Expenses, before waivers and reimbursements              0.81%      0.94%        0.89%        0.91%        1.00%          1.08%
  Net investment income, net of waivers and
   reimbursements                                          1.74%      1.16%        1.15%        1.21%        1.36%          1.75%
  Net investment income, before waivers and
   reimbursements                                          1.44%      0.77%        0.78%        0.83%        0.91%          1.18%
 Portfolio Turnover Rate                                  13.62%     24.92%       41.65%       45.97%       41.53%          8.16%


                                                                                         CLASS D

 Selected per share data                                  2002        2001         2000         1999      1998 /(5)/
-----------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                     $8.80     $11.23       $13.40       $11.97        $9.88
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                     0.06       0.07         0.09         0.12            -
 Net realized and unrealized gains (losses)                0.16      (2.27)       (1.43)        2.08         2.09
  Total Income (Loss) from Investment Operations           0.22      (2.20)       (1.34)        2.20         2.09
-----------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income /(1)/                        (0.04)     (0.08)       (0.06)       (0.11)           -
  From net realized gains                                 (0.02)     (0.15)       (0.77)       (0.54)           -
  In excess of net investment income                          -          -            -        (0.12)           -
   Total Distributions Paid                               (0.06)     (0.23)       (0.83)       (0.77)           -
-----------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                           $8.96      $8.80       $11.23       $13.40       $11.97
-----------------------------------------------------------------------------------------------------------------------
 Total Return /(2)/                                        2.50%    (20.01)%     (10.83)%      19.48%       21.15%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                    $11        $10          $13          $14          $12
 Ratio to average net assets of: /(3)/
  Expenses, net of waivers and reimbursements              0.90%      0.94%/(4)/   0.91%/(4)/   0.92%/(4)/   0.94%/(4)/
  Expenses, before waivers and reimbursements              1.20%      1.33%        1.28%        1.30%        1.39%
  Net investment income, net of waivers and
   reimbursements                                          1.35%      0.77%        0.76%        0.82%       (0.11)%
  Net investment income, before waivers and
   reimbursements                                          1.05%      0.38%        0.39%        0.44%       (0.56)%
 Portfolio Turnover Rate                                  13.62%     24.92%       41.65%       45.97%       41.53%


(1) Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for Federal income tax purposes.
(2) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(3)  Annualized for periods less than one year.
(4) Expense ratios, net of waivers and reimbursements, for the periods would have been 0.51% and 0.90% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowing against a line of credit.
(5) For the period October 5, 1998 (commencement of operations) through November 30, 1998.
(6)  For the period April 1, 1997 (commencement of operations) through
     November 30, 1997.

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 11 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

 SMALL COMPANY GROWTH PORTFOLIO                        CLASS A

 Selected per share data                    2002         2001       2000 /(4)/

-------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period       $7.51       $9.42        $10.00
 INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
 Net investment income (loss)               (0.02)      (0.03)         0.01
 Net realized and unrealized gains
  (losses)                                   0.16       (1.88)        (0.59)
  Total Income (Loss) from Investment        0.14       (1.91)        (0.58)
   Operations
-------------------------------------------------------------------------------
 Net Asset Value, End of Period             $7.65       $7.51         $9.42
-------------------------------------------------------------------------------
 Total Return /(1)/                          1.87%     (20.28)%       (5.80)%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period  $42,349     $35,253       $38,197
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and
   reimbursements                            0.91%       0.92%/(3)/    0.91%
  Expenses, before waivers and
   reimbursements                            1.43%       1.63%         1.98%
  Net investment income, net of waivers
   and reimbursements                       (0.69)%     (0.44)%       (0.15)%
  Net investment income, before waivers
   and reimbursements                       (1.21)%     (1.15)%       (1.22)%
 Portfolio Turnover Rate                   116.23%     499.84%       375.29%




(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) Expense ratios, net of waivers and reimbursements, for the periods would have been 0.91% for Class A, absent the effect of interest expense incurred by the Portfolio's temporary borrowing against a line of credit.
(4) For the period December 1, 1999 (commencement of operations) through November 30, 2000.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED)
                                               OR FISCAL YEARS ENDED NOVEMBER 30



 SMALL COMPANY INDEX PORTFOLIO                                                           CLASS A

 Selected per share data                                 2002/(3)/    2001       2000        1999          1998         1997

-----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                      $10.23     $11.38     $13.14      $13.02        $15.05       $13.97
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                       0.05       0.12       0.14        0.12          0.13         0.15
 Net realized and unrealized gains (losses)                  0.59       0.40      (0.23)       1.61         (1.13)        2.69
  Total Income (Loss) from Investment Operations             0.64       0.52      (0.09)       1.73         (1.00)        2.84
-----------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                (0.11)     (0.14)     (0.13)      (0.10)        (0.14)       (0.17)
  From net realized gains                                       -      (1.53)     (1.54)      (1.51)        (0.89)       (1.59)
   Total Distributions Paid                                 (0.11)     (1.67)     (1.67)      (1.61)        (1.03)       (1.76)
-----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                            $10.76     $10.23     $11.38      $13.14        $13.02       $15.05
-----------------------------------------------------------------------------------------------------------------------------------
 Total Return /(1)/                                          6.28%      4.76%     (1.12)%     14.97%        (7.02)%      23.06%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                 $219,406   $317,330   $243,169    $200,404      $139,100     $147,887
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                0.31%      0.31%      0.31%       0.34%/(4)/    0.31%        0.32%/(4)/
  Expenses, before waivers and reimbursements                0.69%      0.63%      0.66%       0.81%         0.74%        0.68%
  Net investment income, net of waivers and
   reimbursements                                            1.00%      1.30%      1.19%       1.27%         1.19%        1.22%
  Net investment income, before waivers and
   reimbursements                                            0.62%      0.98%      0.84%       0.80%         0.76%        0.86%
 Portfolio Turnover Rate                                     3.84%     39.63%     62.38%     101.01%        59.21%       42.66%


                                                                                         CLASS D

 Selected per share data                                 2002/(3)/  2001/(3)/  2000/(3)/       1999         1998          1997
-----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                      $10.07     $11.20     $13.01      $12.94        $15.01       $13.96
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                       0.03       0.22       0.08        0.10          0.11         0.17
 Net realized and unrealized gains (losses)                  0.59       0.23      (0.24)       1.52         (1.19)        2.62
  Total Income (Loss) from Investment Operations             0.62       0.45      (0.16)       1.62         (1.08)        2.79
-----------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                (0.07)     (0.05)     (0.11)      (0.04)        (0.10)       (0.15)
  From net realized gains                                       -      (1.53)     (1.54)      (1.51)        (0.89)       (1.59)
   Total Distributions Paid                                 (0.07)     (1.58)     (1.65)      (1.55)        (0.99)       (1.74)
-----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                            $10.62     $10.07     $11.20      $13.01        $12.94       $15.01
-----------------------------------------------------------------------------------------------------------------------------------
 Total Return /(1)/                                          6.11%      4.18%     (1.76)%     14.13%        (7.58)%      22.68%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                      $71        $62       $103        $446          $855         $690
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                0.70%      0.70%      0.70%       0.73%/(4)/    0.70%        0.71%/(4)/
  Expenses, before waivers and reimbursements                1.08%      1.02%      1.05%       1.20%         1.13%        1.07%
  Net investment income, net of waivers and
   reimbursements                                            0.61%      0.91%      0.80%       0.88%         0.80%        0.76%
  Net investment income, before waivers and
   reimbursements                                            0.23%      0.59%      0.45%       0.41%         0.37%        0.40%
 Portfolio Turnover Rate                                     3.84%     39.63%     62.38%     101.01%        59.21%       42.66%


(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) Financial highlights for the periods ended were calculated using the average shares outstanding method.
(4) Expense ratios, net of waivers and reimbursements, for the years would have been 0.31% and 0.70% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 13 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

 MID CAP GROWTH PORTFOLIO                             CLASS A

 Selected per share data                   2002       2001         2000 /(5)/
-------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period      $8.96      $10.33        $10.00
 INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
 Net investment loss                       (0.02)      (0.04)        (0.01)
 Net realized and unrealized gains
  (losses)                                  0.30       (1.33)         0.34
  Total Income (Loss) from Investment       0.28       (1.37)         0.33
   Operations
-------------------------------------------------------------------------------
 Net Asset Value, End of Period            $9.24       $8.96        $10.33
-------------------------------------------------------------------------------
 Total Return /(1)/                         3.12%     (13.26)%        3.30%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of
  period                                 $35,761     $34,083       $37,096
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and
   reimbursements                           0.91%       0.94%/(3)/    0.93%/(3)/
  Expenses, before waivers and
   reimbursements                           1.35%       1.59%         2.08%
  Net investment income, net of waivers
   and reimbursements                      (0.55)%     (0.49)%       (0.26)%
  Net investment income, before waivers
   and reimbursements                      (0.99)%     (1.14)%       (1.41)%
 Portfolio Turnover Rate                   75.77%     220.85%       208.25%



                                                 CLASS C

 Selected per share data                    2002     2001 /(4)/
------------------------------------------------------------------
 Net Asset Value, Beginning of Period      $8.94       $8.59
 INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
 Net investment loss                       (0.03)      (0.02)
 Net realized and unrealized gains          0.30        0.37
  Total Income from Investment              0.27        0.35
   Operations
------------------------------------------------------------------
 Net Asset Value, End of Period            $9.21       $8.94
------------------------------------------------------------------
 Total Return /(1)/                         3.02%       4.07%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of
  period                                  $1,302        $946
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and
   reimbursements                           1.15%       1.18%/(3)/
  Expenses, before waivers and
   reimbursements                           1.59%       1.83%
  Net investment income, net of waivers
   and reimbursements                      (0.79)%     (0.73)%
  Net investment income, before waivers
   and reimbursements                      (1.23)%     (1.38)%
 Portfolio Turnover Rate                   75.77%     220.85%




(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3) Expense ratios, net of waivers and reimbursements, for the periods would have been 0.91% and 1.15% for Class A and Class C, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowing against a line of credit.

(4) For the period April 4, 2001 (commencement of operations) through November 30, 2001.

(5) For the period commencing after the close of business December 31, 1999 through November 30, 2000.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 14 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED)
                                               OR FISCAL YEARS ENDED NOVEMBER 30


 MID CAP GROWTH PORTFOLIO                                   CLASS D

 Selected per share data                               2002        2001 /(3)/
-------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                  $8.93       $11.06
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment loss                                   (0.04)       (0.07)
 Net realized and unrealized gains (losses)             0.30        (2.06)
  Total Income (Loss) from Investment Operations        0.26        (2.13)
-------------------------------------------------------------------------------
 Net Asset Value, End of Period                        $9.19        $8.93
-------------------------------------------------------------------------------
 Total Return /(1)/                                     2.91%      (19.26)%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                $137         $136
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements           1.30%        1.33%/(4)/
  Expenses, before waivers and reimbursements           1.74%        1.98%
  Net investment income, net of waivers and
   reimbursements                                      (0.94)%      (0.88)%
  Net investment income, before waivers and
   reimbursements                                      (1.38)%      (1.53)%
 Portfolio Turnover Rate                               75.77%      220.85%


(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3) For the period January 29, 2001 (commencement of operations) through November 30, 2001.

(4) Expense ratios, net of waivers and reimbursements, for the years would have been 1.30% for Class D, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 15 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS


 FOCUSED GROWTH PORTFOLIO                                                          CLASS A

 Selected per share data                           2002          2001       2000 /(4)/     1999          1998           1997
-----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period              $12.72        $17.68      $20.41        $16.39        $16.20         $14.48
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                       (0.01)         0.02       (0.09)            -         (0.01)          0.05
 Net realized and unrealized gains (losses)         (0.70)        (3.33)       0.44          5.28          3.10           3.37
  Total Income (Loss) from Investment               (0.71)        (3.31)       0.35          5.28          3.09           3.42
   Operations
-----------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                            -             -           -             -         (0.05)         (0.02)
  From net realized gains                               -         (1.65)      (3.08)        (1.26)        (2.85)         (1.68)
   Total Distributions Paid                             -         (1.65)      (3.08)        (1.26)        (2.90)         (1.70)
-----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                    $12.01        $12.72      $17.68        $20.41        $16.39         $16.20
-----------------------------------------------------------------------------------------------------------------------------------
 Total Return /(1)/                                 (5.58)%      (20.92)%      1.17%        34.23%        24.03%         27.05%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period         $239,129      $247,114    $226,975      $180,557      $123,380       $115,802
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements        0.90%/(3)/    0.91%       0.92%/(5)/    0.92%/(5)/    0.92%/(5)/     0.92%/(5)/
  Expenses, before waivers and reimbursements        1.17%         1.27%       1.27%         1.26%         1.29%          1.34%
  Net investment income, net of waivers and
   reimbursements                                   (0.15)%       (0.07)%     (0.49)%       (0.26)%       (0.04)%         0.30%
  Net investment income, before waivers and
   reimbursements                                   (0.42)%       (0.43)%     (0.84)%       (0.60)%       (0.41)%        (0.12)%
 Portfolio Turnover Rate                            71.35%       122.09%     129.05%       110.80%        79.11%        108.29%


                                                                                     CLASS C

 Selected per share data                             2002         2001      2000 /(4)/       1999          1998           1997
-----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period              $12.57        $17.53      $20.30        $16.34        $16.16         $14.47
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                       (0.02)        (0.02)      (0.14)        (0.03)        (0.05)          0.01
 Net realized and unrealized gains (losses)         (0.69)        (3.29)       0.45          5.25          3.09           3.37
  Total Income (Loss) from Investment               (0.71)        (3.31)       0.31          5.22          3.04           3.38
   Operations
-----------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                            -             -           -             -         (0.01)         (0.01)
  From net realized gains                               -         (1.65)      (3.08)        (1.26)        (2.85)         (1.68)
   Total Distributions Paid                             -         (1.65)      (3.08)        (1.26)        (2.86)         (1.69)
-----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                    $11.86        $12.57      $17.53        $20.30        $16.34         $16.16
-----------------------------------------------------------------------------------------------------------------------------------
 Total Return /(1)/                                 (5.65)%      (21.11)%      0.94%        33.95%        23.73%         26.75%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period           $8,454        $9,030     $11,442       $11,183        $8,719         $8,325
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements        1.14%/(3)/    1.15%       1.16%/(5)/    1.16%/(5)/    1.16%/(5)/     1.16%/(5)/
  Expenses, before waivers and reimbursements        1.41%         1.51%       1.51%         1.50%         1.53%          1.58%
  Net investment income, net of waivers and
   reimbursements                                   (0.39)%       (0.31)%     (0.73)%       (0.50)%       (0.29)%         0.06%
  Net investment income, before waivers and
   reimbursements                                   (0.66)%       (0.67)%     (1.08)%       (0.84)%       (0.66)%        (0.36)%
 Portfolio Turnover Rate                            71.35%       122.09%     129.05%       110.80%        79.11%        108.29%


(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3) Expense ratios, net of waivers and reimbursements, for the years would have been 0.89% and 1.13% for Class A and Class C, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

(4) Financial highlights for the year ended were calculated using the average shares outstanding method.

(5) Expense ratios, net of waivers and reimbursements, for the years would have been 0.91% and 1.15% for Class A and Class C, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 16 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED)
                                               OR FISCAL YEARS ENDED NOVEMBER 30



 FOCUSED GROWTH PORTFOLIO                                                               CLASS D

 Selected per share data                                     2002        2001     2000 /(4)/   1999        1998         1997
----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                       $12.30      $17.20    $20.00      $16.14      $16.01       $14.37
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                (0.03)       0.06     (0.18)      (0.02)      (0.05)        0.03
 Net realized and unrealized gains (losses)                  (0.68)      (3.31)     0.46        5.14        3.04         3.30
  Total Income (Loss) from Investment Operations             (0.71)      (3.25)     0.28        5.12        2.99         3.33
----------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                     -           -         -           -       (0.01)       (0.01)
  From net realized gains                                        -       (1.65)    (3.08)      (1.26)      (2.85)       (1.68)
   Total Distributions Paid                                      -       (1.65)    (3.08)      (1.26)      (2.86)       (1.69)
----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                             $11.59      $12.30    $17.20      $20.00      $16.14       $16.01
----------------------------------------------------------------------------------------------------------------------------------
 Total Return /(1)/                                          (5.77)%    (21.18)%    0.78%      33.74%      23.60%       26.52%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                      $693        $597      $643        $514      $1,779       $1,206
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                 1.29%/(3)/  1.30%     1.31%/(5)/  1.31%/(5)/  1.31%/(5)/   1.31%/(5)/
  Expenses, before waivers and reimbursements                 1.56%       1.66%     1.66%       1.65%       1.68%        1.73%
  Net investment income, net of waivers and reimbursements   (0.54)%     (0.46)%   (0.88)%     (0.65)%     (0.44)%      (0.09)%
  Net investment income, before waivers and reimbursements   (0.81)%     (0.82)%   (1.23)%     (0.99)%     (0.81)%      (0.51)%
 Portfolio Turnover Rate                                     71.35%     122.09%   129.05%     110.80%      79.11%      108.29%


(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3) Expense ratios, net of waivers and reimbursements, for the years would have been 1.28% absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

(4) Financial highlights for the year ended were calculated using the average shares outstanding method.

(5) Expense ratios, net of waivers and reimbursements, for the years would have been 1.30% absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 17 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS


 DIVERSIFIED GROWTH PORTFOLIO                                                        CLASS A

 Selected per share data                             2002          2001        2000          1999          1998         1997
-----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                 $7.52        $15.36      $19.79        $17.76        $16.20       $14.36
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                 0.02          0.03        0.01          0.07          0.07         0.11
 Net realized and unrealized gains (losses)           (0.30)        (1.52)       0.08          3.95          3.46         3.33
  Total Income (Loss) from Investment Operations      (0.28)        (1.49)       0.09          4.02          3.53         3.44
-----------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                          (0.03)        (0.01)      (0.07)        (0.07)        (0.11)       (0.14)
  From net realized gains                                 -         (6.34)      (4.45)        (1.92)        (1.86)       (1.46)
   Total Distributions Paid                           (0.03)        (6.35)      (4.52)        (1.99)        (1.97)       (1.60)
-----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                       $7.21         $7.52      $15.36        $19.79        $17.76       $16.20
-----------------------------------------------------------------------------------------------------------------------------------
 Total Return /(1)/                                   (3.73)%      (16.52)%     (0.47)%       24.66%        25.22%       27.06%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period            $77,148      $102,133    $111,612      $189,077      $177,947     $158,383
 Ratio to average net assets of:/(2)/
  Expenses, net of waivers and reimbursements          0.70%/(3)/    0.66%       0.69%/(4)/    0.67%/(4)/    0.66%        0.67%/(4)/
  Expenses, before waivers and reimbursements          1.00%         1.00%       1.01%         0.96%         0.96%        1.03%
  Net investment income, net of waivers and
   reimbursements                                      0.48%         0.41%       0.06%         0.33%         0.45%        0.76%
  Net investment income, before waivers and
   reimbursements                                      0.18%         0.07%      (0.26)%        0.04%         0.15%        0.40%
 Portfolio Turnover Rate                              27.65%        55.76%      63.39%        67.47%        37.74%       45.53%


                                                                                       CLASS D

 Selected per share data                               2002         2001      2000 /(5)/    1999 /(5)/      1998          1997
-----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                 $7.23        $15.02      $19.49        $17.53        $16.03       $14.26
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                             -          0.12       (0.05)            -          0.03         0.09
 Net realized and unrealized gains (losses)           (0.29)        (1.57)       0.07          3.89          3.40         3.27
  Total Income (Loss) from Investment Operations      (0.29)        (1.45)       0.02          3.89          3.43         3.36
-----------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                              -             -       (0.04)            -         (0.07)       (0.13)
  From net realized gains                                 -         (6.34)      (4.45)        (1.92)        (1.86)       (1.46)
  In excess of net investment income                      -             -           -         (0.01)            -            -
   Total Distributions Paid                               -         (6.34)      (4.49)        (1.93)        (1.93)       (1.59)
-----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                       $6.94         $7.23      $15.02        $19.49        $17.53       $16.03
-----------------------------------------------------------------------------------------------------------------------------------
 Total Return /(1)/                                   (4.01)%      (16.69)%     (0.88)%       24.09%        24.73%       26.60%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period               $447          $442        $515          $476        $1,122         $696
 Ratio to average net assets of:/(2)/
  Expenses, net of waivers and reimbursements          1.09%/(3)/    1.05%       1.08%/(4)/    1.06%/(4)/    1.05%        1.06%/(4)/
  Expenses, before waivers and reimbursements          1.39%         1.39%       1.40%         1.35%         1.35%        1.42%
  Net investment income, net of waivers and
   reimbursements                                      0.09%         0.02%      (0.33)%       (0.06)%        0.06%        0.37%
  Net investment income, before waivers and
   reimbursements                                     (0.21)%       (0.32)%     (0.65)%       (0.35)%       (0.24)%       0.01%
 Portfolio Turnover Rate                              27.65%        55.76%      63.39%        67.47%        37.74%       45.53%


(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3) Expense ratios, net of waivers and reimbursements, for the years would have been 0.69% and 1.08% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

(4) Expense ratios, net of waivers and reimbursements, for the years would have been 0.66% and 1.05% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

(5) Financial highlights for the years ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 18 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED)
                                               OR FISCAL YEARS ENDED NOVEMBER 30



 EQUITY INDEX PORTFOLIO                                                                  CLASS A

 Selected per share data                                    2002        2001        2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                       $15.57      $21.58      $25.34        $22.69       $20.09      $16.79
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                        0.09        0.20        0.27          0.28         0.28        0.30
 Net realized and unrealized gains (losses)                  (0.96)      (2.39)      (1.25)         4.13         4.02        4.13
  Total Income (Loss) from Investment Operations             (0.87)      (2.19)      (0.98)         4.41         4.30        4.43
-----------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                 (0.10)      (0.20)      (0.23)        (0.32)       (0.26)      (0.30)
  From net realized gains                                    (0.52)      (3.62)      (2.55)        (1.43)       (1.44)      (0.83)
  In excess of net investment income                             -           -           -         (0.01)           -           -
   Total Distributions Paid                                  (0.62)      (3.82)      (2.78)        (1.76)       (1.70)      (1.13)
-----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                             $14.08      $15.57      $21.58        $25.34       $22.69      $20.09
-----------------------------------------------------------------------------------------------------------------------------------
 Total Return /(1)/                                          (5.80)%    (12.19)%     (4.57)%       20.53%       23.39%      27.93%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                  $760,967    $905,174    $999,478    $1,368,157   $1,175,112    $844,065
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                 0.21%       0.21%       0.21%         0.21%        0.21%       0.22%
  Expenses, before waivers and reimbursements                 0.40%       0.45%       0.45%         0.44%        0.46%       0.46%
  Net investment income, net of waivers and
   reimbursements                                             1.21%       1.19%       1.10%         1.19%        1.36%       1.66%
  Net investment income, before waivers and
   reimbursements                                             1.02%       0.95%       0.86%         0.96%        1.11%       1.42%
 Portfolio Turnover Rate                                      1.59%      14.30%       8.49%        12.81%       15.26%      18.96%


                                                                                          CLASS C

 Selected per share data                                     2002        2001        2000        1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                       $15.51      $21.52      $25.28        $22.64       $20.05      $16.79
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                        0.07        0.17        0.21          0.22         0.24        0.26
 Net realized and unrealized gains (losses)                  (0.96)      (2.40)      (1.23)         4.12         4.01        4.11
  Total Income (Loss) from Investment Operations             (0.89)      (2.23)      (1.02)         4.34         4.25        4.37
-----------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                 (0.08)      (0.16)      (0.19)        (0.21)       (0.22)      (0.28)
  From net realized gains                                    (0.52)      (3.62)      (2.55)        (1.43)       (1.44)      (0.83)
  In excess of net investment income                             -           -           -         (0.06)           -           -
   Total Distributions Paid                                  (0.60)      (3.78)      (2.74)        (1.70)       (1.66)      (1.11)
-----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                             $14.02      $15.51      $21.52        $25.28       $22.64      $20.05
-----------------------------------------------------------------------------------------------------------------------------------
 Total Return /(1)/                                          (5.93)%    (12.43)%     (4.77)%       20.23%       23.09%      27.64%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                   $60,026     $70,494     $91,522      $113,588     $111,991     $82,982
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                 0.45%       0.45%       0.45%         0.45%        0.45%       0.46%
  Expenses, before waivers and reimbursements                 0.64%       0.69%       0.69%         0.68%        0.70%       0.70%
  Net investment income, net of waivers and
   reimbursements                                             0.97%       0.95%       0.86%         0.95%        1.12%       1.42%
  Net investment income, before waivers and
   reimbursements                                             0.78%       0.71%       0.62%         0.72%        0.87%       1.18%
 Portfolio Turnover Rate                                      1.59%      14.30%       8.49%        12.81%       15.26%      18.96%


(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 19 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS


 EQUITY INDEX PORTFOLIO                                                             CLASS D

 Selected per share data                                     2002      2001      2000      1999      1998       1997
------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                       $15.51    $21.48    $25.25     $22.58    $20.00     $16.77
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                        0.04      0.13      0.17       0.16      0.21       0.26
 Net realized and unrealized gains (losses)                  (0.93)    (2.34)    (1.23)      4.15      4.00       4.07
  Total Income (Loss) from Investment Operations             (0.89)    (2.21)    (1.06)      4.31      4.21       4.33
------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                 (0.08)    (0.14)    (0.16)     (0.14)    (0.19)     (0.27)
  From net realized gains                                    (0.52)    (3.62)    (2.55)     (1.43)    (1.44)     (0.83)
  In excess of net investment income                             -         -         -      (0.07)        -          -
   Total Distributions Paid                                  (0.60)    (3.76)    (2.71)     (1.64)    (1.63)     (1.10)
------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                             $14.02    $15.51    $21.48     $25.25    $22.58     $20.00
------------------------------------------------------------------------------------------------------------------------
 Total Return /(1)/                                          (5.99)%  (12.36)%   (4.93)%    20.15%    22.90%     27.45%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                    $4,986    $6,105    $9,904    $16,397   $31,703    $30,650
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                 0.60%     0.60%     0.60%      0.60%     0.60%      0.61%
  Expenses, before waivers and reimbursements                 0.79%     0.84%     0.84%      0.83%     0.85%      0.85%
  Net investment income, net of waivers and reimbursements    0.82%     0.80%     0.71%      0.80%     0.97%      1.27%
  Net investment income, before waivers and reimbursements    0.63%     0.56%     0.47%      0.57%     0.72%      1.03%
 Portfolio Turnover Rate                                      1.59%    14.30%     8.49%     12.81%    15.26%     18.96%


(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 20 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED)
                                               OR FISCAL YEARS ENDED NOVEMBER 30



 BALANCED PORTFOLIO                                                                   CLASS A

 Selected per share data                                     2002       2001       2000       1999       1998       1997
--------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                        $11.76     $13.69     $15.12     $14.95     $13.59     $12.24
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                         0.14       0.35       0.40       0.40       0.38       0.38
 Net realized and unrealized gains (losses)                   (0.24)     (0.86)      0.18       1.55       1.81       1.66
  Total Income (Loss) from Investment Operations              (0.10)     (0.51)      0.58       1.95       2.19       2.04
--------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                  (0.16)     (0.37)     (0.34)     (0.47)     (0.32)     (0.38)
  From net realized gains                                         -      (1.05)     (1.67)     (1.30)     (0.51)     (0.31)
  In excess of net investment income                              -          -          -      (0.01)         -          -
   Total Distributions Paid                                   (0.16)     (1.42)     (2.01)     (1.78)     (0.83)     (0.69)
--------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                              $11.50     $11.76     $13.69     $15.12     $14.95     $13.59
--------------------------------------------------------------------------------------------------------------------------
 Total Return /(1)/                                           (0.88)%    (4.11)%     3.98%     14.11%     16.90%     17.29%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                    $85,163    $97,121    $73,006    $76,884    $61,969    $51,475
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                  0.61%      0.61%      0.61%      0.61%      0.61%      0.61%
  Expenses, before waivers and reimbursements                  0.94%      1.01%      1.07%      0.99%      1.04%      1.11%
  Net investment income, net of waivers and reimbursements     2.35%      3.02%      2.83%      2.69%      2.83%      2.99%
  Net investment income, before waivers and reimbursements     2.02%      2.62%      2.37%      2.31%      2.40%      2.49%
 Portfolio Turnover Rate                                      63.23%    110.80%     85.81%     77.19%     67.16%     59.06%


                                                                                       CLASS C

 Selected per share data                                      2002       2001       2000    1999 /(3)/    1998       1997
--------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                        $11.76     $13.69     $15.13     $14.91     $13.56     $12.24
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                         0.12       0.33       0.36       0.34       0.37       0.36
 Net realized and unrealized gains (losses)                   (0.25)     (0.86)      0.18       1.60       1.78       1.64
  Total Income (Loss) from Investment Operations              (0.13)     (0.53)      0.54       1.94       2.15       2.00
--------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                  (0.14)     (0.35)     (0.31)     (0.42)     (0.29)     (0.37)
  From net realized gains                                         -      (1.05)     (1.67)     (1.30)     (0.51)     (0.31)
   Total Distributions Paid                                   (0.14)     (1.40)     (1.98)     (1.72)     (0.80)     (0.68)
--------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                              $11.49     $11.76     $13.69     $15.13     $14.91     $13.56
--------------------------------------------------------------------------------------------------------------------------
 Total Return /(1)/                                           (1.08)%    (4.33)%     3.72%     14.03%     16.61%     17.00%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                       $919       $905       $905       $805     $5,459     $4,587
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                  0.85%      0.85%      0.85%      0.85%      0.85%      0.85%
  Expenses, before waivers and reimbursements                  1.18%      1.25%      1.31%      1.23%      1.28%      1.35%
  Net investment income, net of waivers and reimbursements     2.11%      2.78%      2.59%      2.45%      2.58%      2.75%
  Net investment income, before waivers and reimbursements     1.78%      2.38%      2.13%      2.07%      2.15%      2.25%
 Portfolio Turnover Rate                                      63.23%    110.80%     85.81%     77.19%     67.16%     59.06%


(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3) Financial highlights for the year ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 21 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

  FINANCIAL HIGHLIGHTS (continued)     SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED)
                                               OR FISCAL YEARS ENDED NOVEMBER 30



 BALANCED PORTFOLIO                           CLASS D

 Selected per share data     2002      2001      2000     1999     1998     1997
 -------------------------------------------------------------------------------
 Net Asset Value,
  Beginning of Period     $11.69    $13.61    $15.06   $14.88   $13.54    $12.23
 INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
 Net investment income      0.10      0.37      0.34     0.36     0.40      0.34
 Net realized and
  unrealized gains
  (losses)                 (0.23)    (0.92)     0.18     1.53     1.72      1.64
  Total Income (Loss)
   from Investment         (0.13)    (0.55)     0.52     1.89     2.12      1.98
   Operations
--------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment
   income                  (0.14)    (0.32)    (0.30)   (0.41)   (0.27)    (0.36)
  From net realized
   gains                       -     (1.05)    (1.67)   (1.30)   (0.51)    (0.31)
   Total Distributions     (0.14)    (1.37)    (1.97)   (1.71)   (0.78)    (0.67)
    Paid
--------------------------------------------------------------------------------
 Net Asset Value, End     $11.42    $11.69    $13.61   $15.06   $14.88    $13.54
  of Period
--------------------------------------------------------------------------------
 Total Return /(1)/        (1.16)%   (4.44)%   3.56%    13.73%   16.45%    16.82%
 SUPPLEMENTAL DATA AND
  RATIOS:
 Net assets, in
  thousands, end of
  period                    $309      $257      $487     $405     $752      $322
 Ratio to average net
  assets of: /(2)/
  Expenses, net of
   waivers and
   reimbursements           1.00%     1.00%     1.00%    1.00%    1.00%     1.00%
  Expenses, before
   waivers and
   reimbursements           1.33%     1.40%     1.46%    1.38%    1.43%     1.50%
  Net investment
   income, net of
   waivers and
   reimbursements           1.96%     2.63%     2.44%    2.30%    2.44%     2.60%
  Net investment
   income, before
   waivers and
   reimbursements           1.63%     2.23%     1.98%    1.92%    2.01%     2.10%
 Portfolio Turnover
   Rate                     63.23%   110.80%    85.81%   77.19%   67.16%   59.06%

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 22 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                               EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS                                 MAY 31, 2002 (UNAUDITED)

INTERNATIONAL GROWTH PORTFOLIO

                                                   NUMBER          VALUE
                                                 OF SHARES         (000S)
COMMON STOCKS - 95.3%
Australia - 3.7%
 Commonwealth Bank of Australia                   141,230         $2,678
 Foster's Group Ltd.                            1,004,200          2,660
------------------------------------------------------------------------
                                                                   5,338
------------------------------------------------------------------------
Belgium - 1.5%
 Interbrew *                                       74,345          2,254
------------------------------------------------------------------------
Canada - 1.9%
 Canadian Natural Resources Ltd.                   85,440          2,793
------------------------------------------------------------------------
China - 1.7%
 PetroChina Co. Ltd., Class H                  12,153,000          2,524
------------------------------------------------------------------------
Denmark - 1.3%
 Group 4 Falck A/S                                 53,848          1,895
------------------------------------------------------------------------
France - 6.1%
 Aventis S.A.                                      48,092          3,347
 BNP Paribas                                       55,754          3,138
 Credit Lyonnais S.A.                              58,080          2,452
------------------------------------------------------------------------
                                                                   8,937
------------------------------------------------------------------------
Germany - 5.6%
 Deutsche Bank A.G. (Registered)                   46,050          3,324
 Fresenius Medical Care A.G.                       27,725          1,432
 Schering A.G.                                     56,121          3,381
------------------------------------------------------------------------
                                                                   8,137
------------------------------------------------------------------------
Hong Kong - 1.3%
 Hong Kong Electric Holdings Ltd.                 501,000          1,946
------------------------------------------------------------------------
Italy - 4.6%
 Banca Monte dei Paschi di Siena S.p.A.           662,900          2,248
 ENI S.p.A.                                       288,650          4,396
------------------------------------------------------------------------
                                                                   6,644
------------------------------------------------------------------------
Japan - 27.7%
 CSK  Corp.                                        90,400          3,256
 Dai Nippon Printing Co. Ltd.                     243,000          3,370
 Funai Electric Co. Ltd. *                          4,000            467
 Honda Motor Co. Ltd.                              51,400          2,195
 Ito-Yokado Co. Ltd.                               60,200          3,201
 Kaneka Corp.                                     327,000          2,240
 KDDI Corp.                                           726          2,586
 Konica Corp.                                     419,000          2,890
 Mitsui & Co. Ltd.                                202,000          1,340
 Nippon Sanso Corp.                               186,000            667
 Nitto Denko Corp.                                 46,200          1,396
 Nomura Holdings, Inc.                            132,000          2,127
 Oriental Land Co. Ltd.                            31,700          2,169
 Sumitomo Corp.                                   382,000         $2,527
 Sumitomo Realty & Development Co. Ltd.           362,000          2,403
 Suzuken Co. Ltd.                                  68,500          1,628
 TIS, Inc.                                         32,000            926
 Toyota Industries Corp.                          163,000          2,758
 Yamaha Corp.                                     237,000          2,330
------------------------------------------------------------------------
                                                                  40,476
------------------------------------------------------------------------
Korea (Republic of) - 2.0%
 Kookmin Bank ADR *                                57,200          2,956
------------------------------------------------------------------------
Netherlands - 6.4%
 KLM-Koninklijke Luchtvaart Maatschappij N.V.     122,023          1,660
 Koninklijke (Royal) Philips Electronics N.V.      83,617          2,604
 Koninklijke Numico N.V. - CVA                    117,190          2,817
 Royal KPN N.V.                                   507,113          2,227
------------------------------------------------------------------------
                                                                   9,308
------------------------------------------------------------------------
Singapore - 1.2%
 Oversea-Chinese Banking Corp. Ltd.               264,000          1,788
------------------------------------------------------------------------
Spain - 4.1%
 ACS Actividades de Construccion y
  Servicios S.A.                                   80,475          2,670
 Amadeus Global Travel Distribution S.A.,
  Class A *                                       145,815            967
 Inditex S.A. *                                   115,048          2,385
------------------------------------------------------------------------
                                                                   6,022
------------------------------------------------------------------------
Sweden - 7.1%
 Eniro AB *                                       367,250          3,205
 Nordea AB                                        463,010          2,663
 Securitas AB, Class B                             78,218          1,486
 Svenska Cellulosa AB, Class B                     85,474          2,975
------------------------------------------------------------------------
                                                                  10,329
------------------------------------------------------------------------
Switzerland - 6.8%
 ABB Ltd.                                         264,945          2,384
 Givaudan S.A. (Registered)                         6,231          2,438
 Novartis A.G. (Registered)                       117,512          5,048
 Syngenta A.G. ADR *                                4,970             62
------------------------------------------------------------------------
                                                                   9,932
------------------------------------------------------------------------
Taiwan - 1.4%
 United Microelectronics Corp. ADR *              232,710          1,978
------------------------------------------------------------------------
United Kingdom - 10.9%
 GKN PLC                                          472,139          2,309
 Hilton Group PLC                                 683,400          2,455
 HSBC Holdings PLC                                384,730          4,785

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 23 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS                                 MAY 31, 2002 (UNAUDITED)

INTERNATIONAL GROWTH PORTFOLIO (continued)

                                                 NUMBER           VALUE
                                               OF SHARES          (000S)
COMMON STOCKS - 95.3% - CONTINUED
United Kingdom - 10.9% - (continued)
 Imperial Chemical Industries PLC                 122,504           $591
 Legal & General Group PLC                      1,003,000          2,219
 Vodafone Group PLC                             2,353,306          3,555
------------------------------------------------------------------------
                                                                  15,914
------------------------------------------------------------------------
Total Common Stocks
------------------------------------------------------------------------
(Cost $126,957)                                                  139,171
------------------------------------------------------------------------
PREFERRED STOCK - 3.4%
Germany - 3.4%
 Henkel KGaA - Vorzug                              31,529          2,247
 Porsche A.G.                                       5,556          2,766
------------------------------------------------------------------------
                                                                   5,013
------------------------------------------------------------------------
Total Preferred Stock
------------------------------------------------------------------------
(Cost $4,281)                                                      5,013
------------------------------------------------------------------------

                                               PRINCIPAL
                                                 AMOUNT           VALUE
                                                 (000S)           (000S)
SHORT-TERM INVESTMENT - 0.9%
 UBS AG, Grand Cayman,
  Eurodollar Time Deposit,
  1.79%, 6/3/02                                    $1,375          1,375
------------------------------------------------------------------------
Total Short-Term Investment
------------------------------------------------------------------------
(Cost $1,375)                                                      1,375
------------------------------------------------------------------------
Total Investments - 99.6%
------------------------------------------------------------------------
(Cost $132,613)                                                  145,559
 Other Assets less Liabilities - 0.4%                                514
------------------------------------------------------------------------
NET ASSETS - 100.0%                                             $146,073

*    Non-income producing security.


At May 31, 2002, the International Growth Portfolio's investments were diversified as follows:

INDUSTRY SECTOR                   PERCENTAGE
Basic Industries/Energy                  6.7%
Basic Materials                          6.2
Capital Goods                            7.2
Consumer Goods                          15.6
Diversified Financial Services          19.6
Food/Beverages                           5.4
Insurance                                1.6
Media                                    2.2
Pharmaceuticals                         10.4
Real Estate                              1.7
Retail                                   3.9
Technology                               6.3
Telecommunications                       5.8
Transportation                           1.3
Utilities                                1.4
Other                                    4.7
---------------------------------------------
Total                                  100.0%


At May 31, 2002, the International Growth Portfolio's investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY            PERCENTAGE
Japanese Yen                               27.7%
Euro                                       31.7
United Kingdom Pound                       10.9
Swedish Krona                               7.1
Swiss Franc                                 6.8
All other currencies less than 5%          15.8
------------------------------------------------
Total                                     100.0%


At May 31, 2002, International Growth Portfolio had outstanding foreign currency contracts as follows:

                              CONTRACT   CONTRACT
                               AMOUNT     AMOUNT
                               (LOCAL     (U.S.     UNREALIZED
CONTRACT            DELIVERY  CURRENCY)  DOLLARS)     (LOSS)
  TYPE    CURRENCY    DATE     (000S)     (000S)      (000S)
          Japanese
Sell      Yen         6/4/02   280,894    $2,263        $-
Buy       Euro        6/4/02     1,105     1,037        (4)
-----------------------------------------------------------
Total                                                  $(4)


See Notes to the Financial Statements.

EQUITY PORTFOLIOS 24 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                               EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS                                 MAY 31, 2002 (UNAUDITED)

INTERNATIONAL EQUITY INDEX PORTFOLIO


                                                           NUMBER          VALUE
                                                         OF SHARES         (000S
         COMMON STOCKS - 96.6%
         AUSTRALIA - 3.6%
          Amcor Ltd.                                          8,100           $42
          AMP Diversified Property Trust                      5,500             8
          AMP Ltd.                                           14,020           134
          Ansell Ltd.                                         2,140             8
          Aristocrat Leisure Ltd.                             4,500            15
          Australia and New Zealand Banking Group Ltd.        9,300           103
          Australian Gas Light Co. Ltd.                       4,716            26
          Australian Stock Exchange Ltd.                        650             5
          BHP Billiton Ltd.                                  45,973           281
          Boral Ltd.                                          7,150            16
          Brambles Industries Ltd.                           11,991            62
          BRL Hardy Ltd.                                        950             5
          BT Office Trust                                     5,800             5
          Coca-Cola Amatil Ltd.                               7,190            25
          Cochlear Ltd.                                         650            14
          Coles Myer Ltd.                                    13,226            50
          Colonial First State Property Trust Group           2,700             3
          Commonwealth Bank of Australia                     15,558           295
          Computershare Ltd.                                  5,800             7
          CSL Ltd.                                            2,000            42
          CSR Ltd.                                           11,600            43
          David Jones Ltd.                                    5,000             3
          Deutsche Office Trust                               7,100             5
          Energy Developments Ltd.                              500             1
          ERG Ltd.                                           10,100             2
          Foster's Group Ltd.                                25,370            67
          Futuris Corp. Ltd.                                  7,970             7
          Gandel Retail Trust                                14,400            10
          General Property Trust                             23,476            37
          Goodman Fielder Ltd.                               14,350            13
          Harvey Norman Holdings Ltd.                         4,600             8
          Iluka Resources Ltd.                                2,617             8
          Insurance Australia Group Ltd.                      8,700            16
          James Hardie Industries N.V.                        5,000            17
          John Fairfax Holdings Ltd.                          3,200             7
          Leighton Holdings Ltd.                              2,650            16
          Lend Lease Corp. Ltd.                               5,359            31
          M.I.M. Holdings Ltd.                               24,782            17
          Macquarie Bank Ltd.                                 1,250            23
          Macquarie Infrastructure Group                     13,500            25
          Mayne Group Ltd.                                   10,051            24
          Mirvac Group                                        7,700            18
          National Australia Bank Ltd.                       19,268           395
          Newcrest Mining Ltd.                                3,500            16
          News Corp. Ltd.                                    22,116           158
          OneSteel Ltd.                                       6,310             5
          Orica Ltd.                                          3,414            18
          Origin Energy Ltd.                                  4,000             8
          PaperlinX Ltd.                                      4,000            12
          Publishing & Broadcasting Ltd.                        800             4
          QBE Insurance Group Ltd.                            6,882            29
          Rio Tinto Ltd.                                      3,826            76
          Santos Ltd.                                         7,700            27
          Sonic Healthcare Ltd.                               1,400             4
          Sons of Gwalia Ltd.                                 1,764             7
          Southcorp Ltd.                                      8,172            27
          Stockland Trust Group                              10,179            27
          Suncorp-Metway Ltd.                                 4,900            35
          TAB Ltd.                                            3,100             5
          TABCORP Holdings Ltd.                               3,262            22
          Telstra Corp. Ltd.                                 63,940           171
          Transurban Group *                                  6,000            15
          Wesfarmers Ltd.                                     4,473            73
          Westfield Holdings Ltd.                             2,800            25
          Westfield Trust                                    24,992            48
          Westpac Banking Corp. Ltd.                         21,702           203
          WMC Ltd.                                           13,725            75
          Woodside Petroleum Ltd.                             2,900            23
          Woolworths Ltd.                                    12,912            95
         ------------------------------------------------------------------------
                                                                            3,147
         ------------------------------------------------------------------------
         Austria - 0.2%
          Boehler-Uddeholm A.G.                                 114             5
          BWT A.G.                                              146             4
          Erste Bank Der Oesterreichischen Sparkassen A.G.      308            22
          Flughafen Wien A.G.                                   184             6
          Mayr-Melnhof Karton A.G.                              137             9
          Oesterreichische Elektrizitaetswirtschafts A.G.,
           Class A                                              248            20
          OMV A.G.                                              257            23
          RHI A.G.                                              261             2
          Telekom Austria A.G. *                              2,125            18
          VA Technologie A.G.                                   150             5
          Voest-Alpine A.G.                                     154             5

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 25 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)


                                                              NUMBER          VALUE
                                                            OF SHARES         (000S)
         COMMON STOCKS - 96.6% - CONTINUED
         Austria - 0.2% - (continued)
          Wienerberger A.G.                                     659           $12
         ------------------------------------------------------------------------
                                                                              131
         ------------------------------------------------------------------------
         Belgium - 1.1%
          AGFA-Gevaert N.V.                                   1,300            21
          Barco N.V.                                            150             7
          Bekaert S.A.                                          240            11
          Colruyt S.A.                                          350            15
          Compagnie Maritime Belge S.A.                          50             3
          D'ieteren N.V.                                         40             8
          Delhaize-Le Lion                                      854            44
          Dexia                                               4,350            69
          Electrabel S.A.                                       560           124
          Fortis                                             12,090           275
          Groupe Bruxelles Lambert S.A.                       1,200            63
          Interbrew *                                         2,100            64
          KBC Bancassurance Holding                           2,421            93
          Omega Pharma S.A.                                     150             7
          Solvay S.A., Class A                                  790            55
          UCB S.A.                                            1,440            55
          Umicore                                               250            10
         ------------------------------------------------------------------------
                                                                              924
         ------------------------------------------------------------------------
         Canada - 0.0%
          Celestica, Inc. *                                     108             3
         ------------------------------------------------------------------------
         Denmark - 0.8%
          Bang & Olufsen A/S, Class B                           148             4
          Carlsberg A/S, Class B                                263            14
          Coloplast A/S, Class B                                 84             7
          Dampskibsselskabet af 1912 A/S, Class B                 9            61
          Dampskibsselskabet Svendborg A/S, Class B               6            51
          Danisco A/S                                           711            25
          Danske Bank A/S                                     8,195           150
          DSV DE Sammenslut Vogn A/S, Class B                   142             4
          FLS Industries A/S, Class B                           463             6
          GN Store Nord                                       1,323             6
          Group 4 Falck A/S                                     888            31
          H. Lundbeck A/S                                       430            11
          ISS A/S                                               543            28
          Kobenhavns Lufthavne                                   38             3
          Navision A/S *                                        281            11
          NEG Micon A/S                                         122             4
          NKT Holding A/S                                       271             3
          Novo-Nordisk A/S, Class B                           3,746           120
          Novozymes A/S, Class B                                787            17
          Ostasiatiske Kompagni                                 267             6
          TDC A/S                                             2,135            56
          TK Development                                         63             1
          Topdanmark A/S                                        310            10
          Vestas Wind Systems A/S                             1,314            40
          William Demant Holding A/S                            640            18
         ------------------------------------------------------------------------
                                                                              687
         ------------------------------------------------------------------------
         Finland - 1.5%
          Amer Group Ltd.                                       300            10
          AvestaPolarit OYJ Abp                                 112             1
          Comptel PLC                                           400             1
          Fortum OYJ                                          2,600            15
          Hartwall OYJ Abp, Class A                             700            21
          Instrumentarium Corp. OYJ                             700            18
          KCI Konecranes International                          100             3
          Kesko OYJ, Class B                                    900            10
          Kone OYJ, Class B                                     600            18
          Metso OYJ                                           1,500            21
          Nokia OYJ                                          58,920           842
          Orion-Yhtymae OYJ, Class B                            400            10
          Outokumpu OYJ                                       1,300            14
          Pohjola Group PLC                                     300             5
          Rautaruukki OYJ                                     1,400             6
          Sampo OYJ, Class A                                  3,700            30
          Sonera OYJ                                         10,240            38
          Stora Enso OYJ                                      4,000            58
          TietoEnator OYJ                                     1,000            24
          UPM-Kymmene OYJ                                     3,080           120
          Uponor OYJ                                            500            10
          Wartsila OYJ, Class B                                 500             8
         ------------------------------------------------------------------------
                                                                            1,283
         ------------------------------------------------------------------------
         France - 9.4%
          Accor S.A. *                                        2,450           100
          Air France                                            500             9
          Air Liquide                                         1,108           175
          Alcatel S.A., Class A                              14,400           171
          Alstom                                              1,300            16
          Altran Technologies S.A.                              400            20
          Atos Origin                                           100             6
          Aventis S.A.                                        9,400           654
          Axa S.A.                                           19,280           376

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 26 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2002 (UNAUDITED)



                                                         NUMBER            VALUE
                                                       OF SHARES           (000S)
         COMMON STOCKS - 96.6% - CONTINUED
         France - 9.4% - (continued)
          BNP Paribas                                        10,482          $590
          Bouygues                                            3,200            95
          Business  Objects S.A. *                              400            12
          Cap Gemini S.A.                                     1,500            74
          Carrefour S.A.                                      7,460           376
          Castorama Dubois Investissements S.A.                 500            32
          Club Mediterranee S.A.                                200             7
          Compagnie de Saint-Gobain                           1,027           182
          Compagnie Generale des Establissements Michelin,
           Class B                                            1,668            65
          Dassault Systems S.A.                                 950            38
          Essilor International S.A.                          1,200            48
          Etablissements Economiques du Casino
           Guichard-Perrachon s.A.                              800            66
          France Telecom S.A.                                 8,525           165
          Groupe Danone                                       1,690           234
          Imerys S.A.                                           150            18
          L'Oreal S.A.                                        6,300           451
          Lafarge S.A.                                        1,600           163
          Lagardere S.C.A.                                    1,600            72
          LVMH Moet Hennessy Louis Vuitton S.A.               4,600           244
          Pechiney S.A., Class A                                900            48
          Pernod-Ricard                                         650            58
          Peugeot S.A.                                        2,550           135
          Pinault-Printemps-Redoute S.A.                      1,235           153
          Publicis Groupe                                     1,400            42
          Renault S.A.                                          900            44
          Sagem S.A.                                            328            22
          Sanofi-Synthelabo S.A.                              6,820           414
          Schneider Electric S.A.                             2,050           105
          Societe BIC S.A.                                      550            21
          Societe Generale, Class A                           4,540           309
          Societe Television Francaise 1                        800            25
          Sodexho Alliance S.A.                               1,540            53
          Suez Lyonnaise des Eaux S.A.                        2,400            69
          Suez Lyonnaise des Eaux, VVPR *                     2,400             -
          Suez S.A.                                           8,985           255
          Technip-Coflexip S.A.                                 229            28
          Thales S.A.                                         1,400            59
          Thomson Mutimedia S.A. *                              700            20
          TotalFinaElf S.A.                                   8,399         1,310
          TotalFinaElf S.A. *                                   630             -
          Union du Credit-Bail Immobilier                       550            35
          Valeo S.A.                                            954            42
          Vinci S.A.                                            860            54
          Vivendi Universal S.A.                             12,175           382
          Zodiac S.A.                                           600            15
         ------------------------------------------------------------------------
                                                                            8,157
         ------------------------------------------------------------------------
         Germany - 7.1%
          Adidas-Salomon A.G.                                   550            45
          Aixtron A.G.                                          300             4
          Allianz A.G. (Registered)                           2,470           556
          Altana A.G.                                           450            24
          BASF A.G.                                           7,190           335
          Bayer A.G.                                          9,060           295
          Bayerische Hypo-und Vereinsbank A.G.                5,697           198
          Beiersdorf A.G.                                       750            88
          Buderus A.G.                                          700            18
          Continental A.G.                                    1,400            25
          DaimlerChrysler A.G.                               11,857           582
          Deutsche Bank A.G. (Registered)                     6,950           502
          Deutsche Boerse A.G.                                  200             9
          Deutsche Lufthansa A.G. (Registered)                3,500            48
          Deutsche Post A.G. (Registered)                     2,050            30
          Deutsche Telekom A.G. (Registered)                 31,300           346
          Douglas Holding A.G.                                  350             8
          E.ON A.G.                                           7,732           403
          Epcos A.G.                                            700            27
          Fresenius Medical Care A.G.                           850            44
          Gehe A.G.                                             750            33
          Heidelberger Zement A.G.                              570            24
          Heidelberger Zement A.G. *                             80             -
          Infineon Technologies A.G.                          2,100            37
          Kamps A.G.                                            950            11
          KarstadtQuelle A.G.                                 1,000            28
          Linde A.G.                                          1,250            62
          MAN A.G.                                            1,150            26
          Marschollek Lautenschlaeger und Partner               350            14
          Merck KGaA                                          1,350            38
          Metro A.G.                                          2,840            92
          Muenchener Rueckversicherungs A.G. (Registered)     1,710           393
          Preussag A.G.                                       2,013            50
          RWE A.G.                                            5,570           213
          SAP A.G.                                            3,330           348
          Schering A.G.                                       2,350           142

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 27 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)





                                                             NUMBER          VALUE
                                                            OF SHARES        (000S)
         COMMON STOCKS - 96.6% - CONTINUED
         Germany - 7.1% - (continued)
          SGL Carbon A.G.                                       250            $6
          Siemens A.G.                                       11,065           682
          Software A.G.                                         100             1
          ThyssenKrupp A.G.                                   5,450            88
          Volkswagen A.G.                                     3,550           187
          WCM Beteilgungs & Grundbesitz A.G.                  2,666            24
         ------------------------------------------------------------------------
                                                                            6,086
         ------------------------------------------------------------------------
         Greece - 0.3%
          Alpha Bank A.E.                                     1,840            27
          Aluminum of Greece S.A.I.C.                           110             3
          Attica Enterprise Holding S.A.                        710             2
          Coca Cola Hellenic Bottling Co. S.A.                1,180            19
          Commercial Bank Of Greece                             850            20
          EFG Eurobank Ergasias S.A.                          1,940            26
          EYDAP Athens Water Supply & Sewage Co. S.A.           400             2
          Folli-Follie S.A.                                     180             3
          Fourlis S.A.                                          280             1
          Hellenic Duty Free Shops S.A.                         290             2
          Hellenic Petroleum S.A.                             1,140             6
          Hellenic Technodomiki S.A.                            750             5
          Hellenic Telecommunications Organization S.A.       3,130            51
          Intracom S.A.                                         860             8
          Lambrakis Press S.A.                                  330             1
          M.J. Maillis S.A.                                     400             2
          National Bank Of Greece S.A.                        2,270            47
          Papastratos Cigarette Co.                             220             3
          Piraeus Bank S.A.                                   1,450            10
          Technical Olympic S.A.                                930             4
          Titan Cement Co. S.A.                                 350            13
          Viohalco                                            1,060             7
          Vodafone Panafon S.A.                               2,030            10
         ------------------------------------------------------------------------
                                                                              272
         ------------------------------------------------------------------------
         Hong Kong - 1.9%
          ASM Pacific Technology                              4,000            10
          Bank of East Asia Ltd.                             17,704            38
          Cathay Pacific Airways Ltd.                        27,000            43
          Cheung Kong Holdings Ltd.                          10,000            93
          Cheung Kong Infrastructure Holdings Ltd.            3,000             5
          CLP Holdings Ltd.                                  27,500           112
          Esprit Holdings Ltd.                               10,000            19
          Giordano International Ltd.                        17,000            10
          Hang Lung Properties Ltd.                           7,000             8
          Hang Seng Bank Ltd.                                16,700           185
          Henderson Land Development                         13,000            56
          Hong Kong & China Gas Co. Ltd.                     60,920            81
          Hong Kong Electric Holdings Ltd.                    9,500            37
          Hong Kong Exchanges and Clearing Ltd.               6,000            11
          Hutchison Whampoa Ltd.                             39,500           330
          Hysan Development Co. Ltd.                         10,222            10
          Johnson Electric Holdings                          34,200            47
          Li & Fung Ltd.                                     30,000            44
          MTR Corp.                                           8,000            12
          New World Development Co. Ltd.                     21,974            18
          Pacific Century CyberWorks Ltd.                   153,822            38
          SCMP Group Ltd.                                    18,000            11
          Shangri-La Asia Ltd.                               21,000            16
          Sino Land Co.                                      32,963            12
          Sun Hung Kai Properties Ltd.                       24,172           190
          Swire Pacific Ltd.                                 16,500            91
          Television Broadcasts Ltd.                          4,000            19
          Wharf Holdings Ltd.                                23,000            54
         ------------------------------------------------------------------------
                                                                            1,600
         ------------------------------------------------------------------------
         Ireland - 0.7%
          Allied Irish Banks PLC                             11,012           153
          Bank of Ireland                                     6,258            81
          CRH PLC                                             6,476           114
          DCC PLC                                             1,039            12
          Elan Corp. PLC *                                    4,184            43
          Green Property PLC                                    641             6
          Greencore Group PLC                                 2,326             7
          Independent News & Media PLC                        6,024            12
          Irish Life & Permanent PLC                          3,466            52
          Kerry Group PLC, Class A                            1,828            26
          Ryanair Holdings PLC *                              4,607            26
          Smurfit (Jefferson) Group PLC                      12,847            38
          Waterford Wedgwood PLC                              8,457             5
         ------------------------------------------------------------------------
                                                                              575
         ------------------------------------------------------------------------
         Italy - 3.9%
          ACEA S.p.A.                                         1,000             7
          Alitalia S.p.A.                                    14,000             9
          Alleanza Assicurazioni S.p.A.                       4,000            38
          Arnoldo Mondadori Editore S.p.A.                    2,000            13
          Assicurazioni Generali S.p.A.                      14,423           337
          Autogrill S.p.A.                                    2,000            23

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 28 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2002 (UNAUDITED)

                                                           NUMBER            VALUE
                                                          OF SHARES          (000S)
         COMMON STOCKS - 96.6% - CONTINUED
         Italy - 3.9% - (continued)
          Autostrade Concessioni e Costruzioni Autostrade

           S.p.A.                                            13,000          $106
          Banca di Roma S.p.A.                               13,750            33
          Banca Fideuram S.p.A.                               2,000            14
          Banca Monte dei Paschi di Siena S.p.A.              5,000            17
          Banca Nazionale del Lavoro S.p.A.                  10,000            20
          Banca Popolare di Milano SCRL                       5,000            21
          Benetton Group S.p.A.                               1,800            23
          Bipop-Carire S.p.A.                                20,000            33
          Bulgari S.p.A.                                      3,000            22
          Enel S.p.A                                         37,500           223
          ENI S.p.A.                                         41,820           637
          Fiat S.p.A.                                         4,440            53
          Fiat S.p.A. - RNC                                     530             4
          Gruppo Editoriale L'Espresso S.p.A.                 3,000            12
          IntesaBci S.p.A - RNC                              10,000            23
          IntesaBci S.p.A.                                   58,000           172
          Italcementi S.p.A.                                  2,080            19
          Italgas S.p.A.                                      3,500            35
          Luxottica Group S.p.A.                              1,000            20
          Mediaset S.p.A.                                    11,000            88
          Mediobanca S.p.A.                                   7,000            67
          Mediolanum S.p.A.                                   1,000             7
          Parmalat Finanziaria S.p.A.                         7,320            23
          Pirelli S.p.A.                                     18,000            24
          Rinascente (La) S.p.A.                              3,000            11
          Riunione Adriatica di Sicurta S.p.A.                7,000            87
          San Paolo IMI S.p.A.                               14,080           135
          Seat-Pagine Gialle S.p.A.                          34,000            28
          SNIA S.p.A.                                         5,680            11
          Telecom Italia Mobile S.p.A.                       79,720           337
          Telecom Italia S.p.A.                              39,101           314
          Telecom Italia S.p.A. - RNC                        18,488            99
          Tiscali S.p.A. *                                    2,000            15
          UniCredito Italiano S.p.A.                         51,040           228
         ------------------------------------------------------------------------
                                                                            3,388
         ------------------------------------------------------------------------
         Japan - 21.8%
          77 Bank (The), Ltd.                                 5,000            20
          Acom Co. Ltd.                                       1,400            96
          Advantest Corp.                                     1,100            75
          Aeon Co. Ltd.                                       4,000           116
          Ajinomoto Co., Inc.                                 8,000            90
          All Nippon Airway                                   4,000            11
          Alps Electric Co. Ltd.                              2,000            26
          Amada Co. Ltd.                                      3,000            16
          Amano Corp.                                         1,000             7
          Anritsu Corp.                                       1,000             8
          Aoyama Trading Co. Ltd.                               800             9
          Asahi Breweries Ltd.                                6,000            57
          Asahi Glass Co. Ltd.                               12,000            80
          Asahi Kasei Corp.                                  17,000            63
          Asatsu-DK, Inc.                                       300             7
          Ashikaga Bank (The), Ltd. *                         9,000            12
          Autobacs Seven Co. Ltd.                               400            12
          Bank of Fukuoka (The), Ltd.                         7,000            26
          Bank of Yokohama (The), Ltd. *                     13,000            52
          Banyu Pharmaceutical Co. Ltd.                       1,000            14
          Benesse Corp.                                       1,200            23
          Bridgestone Corp.                                  10,000           145
          Canon, Inc.                                        11,000           424
          Casio Computer Co. Ltd.                             3,000            16
          Central Japan Railway Co.                              20           123
          Chiba Bank (The), Ltd.                              4,000            14
          Chubu Electric Power Co., Inc.                      4,000            68
          Chugai Pharmaceutical Co. Ltd.                      3,000            35
          Citizen Watch Co. Ltd.                              4,000            27
          Credit Saison Ltd.                                  1,800            46
          CSK  Corp.                                            900            32
          Dai Nippon Printing Co. Ltd.                        9,000           125
          Daicel Chemical Industries                          4,000            13
          Daiei (The), Inc. *                                 8,000             7
          Daifuku Co., Ltd.                                   1,000             5
          Daiichi Pharmaceutical Co. Ltd.                     3,000            58
          Daikin Industries Ltd.                              3,000            57
          Daimaru, Inc.                                       3,000            15
          Dainippon Ink & Chemicals, Inc.                     9,000            21
          Dainippon Screen Manufacturing Co. Ltd.             2,000            11
          Daito Trust Construction Co. Ltd.                   1,400            24
          Daiwa Bank Holdings, Inc. *                        49,000            37
          Daiwa House Industry Co. Ltd.                       6,000            42
          Daiwa Securities Group, Inc.                       16,000           118
          Denki Kagaku Kogyo Kabushiki Kaisha                 5,000            16
          Denso Corp.                                         9,000           141
          Dowa Mining Co. Ltd.                                2,000            11


See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 29 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO (Continued)



                                                             NUMBER          VALUE
                                                           OF SHARES         (000S)
         COMMON STOCKS - 96.6% - CONTINUED
         Japan - 21.8% - (Continued)
          East Japan Railway Co.                                 43          $201
          Ebara Corp.                                         3,000            19
          Eisai Co. Ltd.                                      3,000            81
          Fanuc Ltd.                                          2,300           119
          Fuji Electric Co. Ltd.                              3,000            10
          Fuji Machine Manufacturing Co. Ltd.                   300             6
          Fuji Photo Film Co. Ltd.                            6,000           189
          Fuji Soft ABC, Inc.                                   200             8
          Fuji Television Network, Inc.                           5            29
          Fujikura Ltd.                                       4,000            17
          Fujisawa Pharmaceutical Co. Ltd.                    1,000            25
          Fujitsu Ltd.                                       22,000           161
          Furukawa Electric Co. Ltd.                          7,000            33
          Gunma Bank (The) Ltd.                               5,000            22
          Gunze Ltd.                                          3,000            12
          Hankyu Department Stores                            2,000            16
          Hino Motors Ltd.                                    1,000             3
          Hirose Electric Co. Ltd.                              400            34
          Hitachi  Zosen Corp. *                             12,000             8
          Hitachi Cable Ltd.                                  1,000             5
          Hitachi Ltd.                                       37,000           280
          Hokuriku Bank (The), Ltd. *                         8,000            13
          Honda Motor Co. Ltd.                               10,000           427
          House Foods Corp.                                   1,000            10
          Hoya Corp.                                          1,000            74
          Isetan Co. Ltd.                                     2,000            23
          Ishihara Sangyo Kaisha Ltd. *                       4,000             7
          Ishikawajima-Harima Heavy Industries Co. Ltd.      15,000            26
          Ito-Yokado Co. Ltd.                                 5,000           266
          Itochu Corp.                                       17,000            65
          Japan Airlines Co. Ltd.                            16,000            48
          Japan Energy Corp.                                 12,000            21
          Japan Tobacco, Inc.                                    18           122
          JGC Corp.                                           3,000            23
          Joyo Bank (The), Ltd.                              10,000            27
          JSR Corp.                                           1,000             9
          Kajima Corp.                                       11,000            34
          Kaken Pharmaceutical Co. Ltd.                       1,000             6
          Kamigumi Co. Ltd.                                   3,000            13
          Kanebo Ltd. *                                       6,000            11
          Kaneka Corp.                                        4,000            27
          Kansai Electric Power Co.                          10,300           148
          Kao Corp.                                           7,000           164
          Katokichi Co Ltd.                                   1,000            18
          Kawasaki Heavy Industries Ltd.                     16,000            23
          Kawasaki Kisen Kaisha Ltd.                          7,000            10
          Kawasaki Steel Corp. *                             34,000            43
          Keihin Electric Express Railway Co. Ltd.            6,000            27
          Keio Teito Electric Railway Co. Ltd.                4,000            20
          Kikkoman Corp.                                      2,000            12
          Kinden Corp.                                        3,000            14
          Kinki Nippon Railway Co. Ltd.                      20,000            66
          Kirin Brewery Co. Ltd.                             10,000            83
          Kokuyo Co. Ltd.                                     1,000            11
          Komatsu Ltd.                                       11,000            39
          Komori Corp.                                        1,000            12
          Konami Corp.                                        1,400            32
          Konica Corp.                                        4,000            28
          Koyo Seiko Co. Ltd.                                 2,000            11
          Kubota Corp.                                       15,000            49
          Kuraray Co. Ltd.                                    5,000            34
          Kurita Water Industries Ltd.                        1,000            13
          Kyocera Corp.                                       2,200           177
          Kyowa Exeo Corp.                                    1,000             5
          Kyowa Hakko Kogyo Co. Ltd.                          5,000            29
          Kyushu Electric Power                               2,000            29
          Makita Corp.                                        2,000            13
          Marubeni Corp. *                                   17,000            18
          Marui Co. Ltd.                                      4,000            55
          Matsushita Communication Industrial Co. Ltd.        1,000            40
          Matsushita Electric Industrial Co. Ltd.            25,000           348
          Matsushita Electric Works Ltd.                      3,000            25
          Meiji Dairies Corp.                                 3,000             9
          Meiji Seika Kaisha Ltd.                             4,000            16
          Meitec Corp.                                          300            10
          Millea Holdings Inc. *                                 18           155
          Minebea Co. Ltd.                                    4,000            26
          Mitsubishi Chemical Corp.                          23,000            57
          Mitsubishi Corp.                                   17,000           130
          Mitsubishi Electric Corp.                          24,000           117
          Mitsubishi Estate Co. Ltd.                         14,000           124
          Mitsubishi Gas Chemical Co.                         5,000            10
          Mitsubishi Heavy Industries Ltd.                   40,000           140
          Mitsubishi Logistics Corp.                          2,000            16

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 30 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2002 (UNAUDITED)

                                                             NUMBER          VALUE
                                                           OF SHARES         (000S)
         COMMON STOCKS - 96.6% - CONTINUED
         Japan - 21.8% - (Continued)
          Mitsubishi Materials Corp.                         13,000           $29
          Mitsubishi Paper Mills                              3,000             5
          Mitsubishi Rayon Co. Ltd.                           7,000            23
          Mitsubishi Tokyo Financial Group, Inc.                 58           451
          Mitsui & Co. Ltd.                                  18,000           119
          Mitsui Chemicals, Inc.                              3,000            17
          Mitsui Engineering & Shipbuilding Co. Ltd. *        9,000            13
          Mitsui Fudosan Co. Ltd.                            10,000            93
          Mitsui Mining & Smelting Co. Ltd.                   7,000            24
          Mitsui O.S.K. Lines Ltd.                            5,000            12
          Mitsui Sumitomo Insurance Co. Ltd.                 17,000            95
          Mitsui Trust Holding, Inc.                          9,000            17
          Mitsukoshi Ltd.                                     5,000            15
          Mizuho Holdings, Inc. *                                92           227
          Mori Seiki Co. Ltd.                                 1,000            10
          Murata Manufacturing Co. Ltd.                       3,500           243
          Namco Ltd. *                                          600            12
          NEC Corp.                                          20,000           149
          NET One Systems Co. Ltd.                                2            13
          NGK Insulators Ltd.                                 4,000            33
          NGK Spark Plug Co. Ltd.                             2,000            17
          Nichirei Corp.                                      4,000            14
          Nidec Corp.                                           400            29
          Nikko Cordial Corp.                                 8,000            48
          Nikon Corp.                                         4,000            47
          Nintendo Co. Ltd.                                   1,500           207
          Nippon Comsys Corp.                                 2,000            14
          Nippon Express Co. Ltd.                            11,000            54
          Nippon Kayaku Co. Ltd.                              1,000             5
          Nippon Meat Packers, Inc.                           2,000            23
          Nippon Mitsubishi Oil Corp.                        18,000            97
          Nippon Sanso Corp.                                  1,000             4
          Nippon Sheet Glass Co. Ltd.                         4,000            16
          Nippon Shokubai Co. Ltd.                            2,000            10
          Nippon Steel Corp.                                 76,000           124
          Nippon Telegraph & Telephone Corp.                    101           461
          Nippon Unipac Holding                                  12            68
          Nippon Yusen Kabushiki Kaisha                      14,000            51
          Nishimatsu Construction Co. Ltd.                    3,000             9
          Nissan Chemical Industries                          1,000             6
          Nissan Motor Co. Ltd.                              39,000           277
          Nisshin Seifun Group, Inc.                          3,000            22
          Nisshinbo Industries, Inc.                          2,000             9
          Nissin Food Products Co. Ltd.                       1,000            20
          Nitto Denko Corp.                                   2,000            60
          NKK Corp.                                          19,000            18
          Nomura Holdings, Inc.                              23,000           371
          Noritake Co. Ltd.                                   2,000             8
          NSK Ltd.                                            6,000            28
          NTN Corp.                                           5,000            20
          NTT Data Corp.                                          9            43
          NTT DoCoMo, Inc.                                      136           368
          Obayashi Corp.                                      9,000            27
          OJI Paper Co. Ltd.                                 11,000            57
          Oki Electric Industry Co. Ltd.                      3,000             7
          Okumura Corp.                                       3,000             9
          Olympus Optical Co. Ltd.                            3,000            44
          Omron Corp.                                         3,000            49
          Onward Kashiyama Co. Ltd.                           2,000            21
          Oriental Land Co. Ltd.                                600            41
          ORIX Corp.                                          1,000            88
          Osaka Gas Co. Ltd.                                 27,000            66
          Pioneer Corp.                                       2,000            38
          Promise Co. Ltd.                                    1,700            94
          QP Corp. of Japan                                   1,000             8
          Ricoh Co. Ltd.                                      4,000            78
          Rohm Co. Ltd.                                       1,800           265
          Sanden Corp.                                        2,000             7
          Sankyo Co. Ltd.                                     5,000            75
          Sanrio Co. Ltd.                                     1,000            10
          Sanyo Electric Co. Ltd.                            21,000            94
          Sapporo Breweries Ltd.                              4,000            12
          Secom Co. Ltd.                                      3,000           154
          Sega Corp. *                                        1,600            40
          Seino Transportation Co. Ltd.                       2,000            12
          Seiyu (The) Ltd. *                                  3,000            13
          Sekisui Chemical Co. Ltd.                           6,000            20
          Sekisui House Ltd.                                  8,000            60
          Seven-Eleven Japan Co. Ltd.                         3,000           131
          Sharp Corp.                                        12,000           155
          Shimachu Co. Ltd.                                     600            11
          Shimamura Co. Ltd.                                    200            15
          Shimano, Inc.                                       1,000            14
          Shimizu Corp.                                       8,000            29

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 31 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO (Continued)




                                                             NUMBER          VALUE
                                                            OF SHARES        (000S)
         COMMON STOCKS - 96.6% - CONTINUED
         Japan - 21.8% - (continued)
          Shin-Etsu Chemical Co. Ltd.                         5,000          $201
          Shionogi & Co. Ltd.                                 4,000            54
          Shiseido Co. Ltd.                                   5,000            66
          Shizuoka Bank Ltd.                                  9,000            57
          Showa Denko K.K.                                   12,000            21
          Showa Shell Sekiyu K.K.                             3,000            20
          Skylark Co. Ltd.                                    1,000            23
          SMC Corp.                                             800            93
          Snow Brand Milk Products Co. Ltd.                   3,000             3
          Softbank Corp.                                      3,000            47
          Sony Corp.                                         10,900           632
          Stanley Electric Co. Ltd.                           1,000            10
          Sumitomo Bakelite Co. Ltd.                          1,000             7
          Sumitomo Chemical Co.                              16,000            74
          Sumitomo Corp.                                     11,000            73
          Sumitomo Electric Industries Ltd.                   8,000            63
          Sumitomo Forestry Co. Ltd.                          2,000            12
          Sumitomo Heavy Industries Ltd.                      7,000             8
          Sumitomo Metal Industries Ltd. *                   41,000            17
          Sumitomo Metal Mining Co. Ltd.                      6,000            28
          Sumitomo Mitsui Banking Corp. *                    57,000           319
          Sumitomo Osaka Cement Co. Ltd.                      5,000             9
          Sumitomo Realty & Development Co. Ltd.              2,000            13
          Sumitomo Trust & Banking (The) Co. Ltd.             5,000            28
          Suruga Bank (The), Ltd.                             1,000             5
          Taiheiyo Cement Corp.                              10,400            20
          Taisei Corp.                                       11,000            27
          Taisho Pharmaceutical Co. Ltd.                      3,000            50
          Taiyo Yuden Co. Ltd.                                1,000            18
          Takara Holdings, Inc.                               2,000            16
          Takashimaya Co. Ltd.                                3,000            20
          Takeda Chemical Industries Ltd.                    11,000           495
          Takefuji Corp.                                        900            61
          Takuma Co. Ltd.                                     1,000             7
          TDK Corp.                                           1,000            57
          Teijin Ltd.                                        11,000            41
          Teikoku Oil Co. Ltd.                                3,000            14
          Terumo Corp.                                        2,000            30
          THK Co. Ltd.                                        1,000            22
          Tobu Railway Co. Ltd. *                            10,000            29
          Toda Corp.                                          3,000             7
          Toho Co. Ltd.                                       2,200            25
          Tohoku Electric Power                               6,000            78
          Tokyo Broadcasting System, Inc.                     1,000            22
          Tokyo Electric Power Co.                           16,000           335
          Tokyo Electron Ltd.                                 2,000           135
          Tokyo Gas Co. Ltd.                                 33,000            90
          Tokyo Style Co. Ltd.                                1,000             9
          Tokyu Corp.                                        13,000            54
          TonenGeneral Sekiyu KK                              2,000            17
          Toppan Printing Co. Ltd.                            8,000            89
          Toray Industries, Inc.                             17,000            50
          Toshiba Corp.                                      38,000           161
          Tosoh Corp.                                         7,000            23
          Tostem Inax Holding Corp.                           4,000            66
          Toto Ltd.                                           4,000            19
          Toyo Seikan Kaisha Ltd.                             2,000            29
          Toyobo Co. Ltd.                                     8,000            13
          Toyota Industries Corp.                             1,000            17
          Toyota Motor Corp.                                 36,000           983
          Trans Cosmos, Inc.                                    300             8
          Trend Micro, Inc. *                                 1,000            30
          Ube Industries Ltd.                                10,000            16
          UFJ Holdings, Inc.                                     15            45
          Uni-Charm Corp.                                       700            24
          UNY Co. Ltd.                                        2,000            24
          Ushio, Inc.                                         1,000            13
          Wacoal Corp.                                        2,000            16
          West Japan Railway Co.                                  7            31
          World Co. Ltd.                                        300             9
          Yakult Honsha Co. Ltd.                              2,000            23
          Yamaha Corp.                                        2,000            20
          Yamaha Motor Co. Ltd.                               1,000             8
          Yamanouchi Pharmaceutical Co. Ltd.                  4,000           109
          Yamato Transport Co. Ltd.                           5,000            99
          Yamazaki Baking Co. Ltd.                            2,000            13
          Yasuda Fire & Marine Insurance (The) Co. Ltd.       4,000            26
          Yokogawa Electric Corp.                             3,000            26
         ------------------------------------------------------------------------
                                                                           18,831
         ------------------------------------------------------------------------
         Luxembourg - 0.1%
          Arcelor *                                           4,200            60
         ------------------------------------------------------------------------
         Malaysia - 0.0%
          Promet Berhad                                       4,000             -


See Notes to the Financial Statements.

EQUITY PORTFOLIOS 32 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2002 (UNAUDITED)



                                                             NUMBER           VALUE
                                                            OF SHARES         (000S)

         COMMON STOCKS - 96.6% - CONTINUED
         Malaysia - 0.0% - (continued)
          Silverstone Berhad *                                  280            $-
         ------------------------------------------------------------------------
                                                                                -
         ------------------------------------------------------------------------
         Netherlands - 5.8%
          ABN AMRO Holding N.V.                              18,205           352
          Aegon N.V.                                         14,137           304
          Akzo Nobel N.V.                                     3,554           160
          ASML Holding N.V. *                                 5,512           105
          Buhrmann N.V.                                       1,392            16
          European Aeronautic Defense & Space Co.             2,000            33
          Getronics N.V.                                      3,892             9
          Hagemeyer N.V.                                      1,344            27
          Heineken N.V.                                       3,653           157
          IHC Caland N.V.                                       371            22
          ING Groep N.V. - CVA                               23,519           622
          KLM-Koninklijke Luchtvaart Maatschappij N.V.          431             6
          Koninklijke (Royal) Philips Electronics N.V.       16,352           509
          Koninklijke Ahold N.V.                              9,710           208
          Koninklijke Numico N.V. - CVA                         914            22
          Koninklijke Vendex KBB N.V. - CVA                   1,052            14
          OCE N.V.                                            1,084            13
          Qiagen N.V. *                                       1,650            25
          Reed Elsevier N.V.                                  8,694           118
          Royal Dutch Petroleum Co.                          26,423         1,479
          Royal KPN N.V.                                     18,570            82
          TPG N.V.                                            5,060           103
          Unilever N.V. - CVA                                 7,102           466
          Vedior N.V. - CVA                                   1,395            20
          VNU N.V.                                            1,528            47
          Wolters Kluwer N.V., Class C - CVA                  3,514            73
         ------------------------------------------------------------------------
                                                                            4,992
         ------------------------------------------------------------------------
         New Zealand - 0.1%
          Auckland International Airport Ltd.                 4,200             9
          Carter Holt Harvey Ltd.                            16,100            15
          Contact Energy Ltd.                                 5,600            11
          Fisher & Paykel Appliances Holdings Ltd. *            880             4
          Fisher & Paykel Healthcare Corp.                    1,044             5
          Fletcher Building Ltd.                              4,179             6
          Fletcher Challenge Forests Ltd. *                  10,317             1
          Independent Newspapers Ltd.                           800             1
          Sky City Entertainment Group Ltd.                   1,200             4
          Telecom Corp. of New Zealand Ltd.                  20,780            51
          Tower Ltd.                                            800             2
          Warehouse Group Ltd.                                3,200           $11
         ------------------------------------------------------------------------
                                                                              120
         ------------------------------------------------------------------------
         Norway - 0.5%
          Bergesen DY A/S, Class A                              500            10
          Bergesen DY A/S, Class B                              200             4
          DnB Holding ASA                                     7,700            40
          EDB Business Partner ASA                              300             1
          Elkem ASA                                             500            10
          Frontline Ltd.                                        800             9
          Gjensidige NOR Sparebank                              300            11
          Kvaerner ASA                                        6,000             7
          Merkantildata ASA                                   2,200             2
          Nera ASA                                            1,400             2
          Norsk Hydro ASA                                     2,710           136
          Norske Skogindustrier ASA                           1,300            25
          Opticom ASA *                                         100             2
          Orkla ASA                                           2,600            51
          PAN Fish ASA *                                      1,600             3
          Petroleum Geo-Services A/S *                        1,300             5
          Schibsted ASA                                         700             9
          Smedvig ASA, Class A                                  500             4
          Smedvig ASA, Class B                                  300             2
          Statoil ASA *                                       5,400            47
          Storebrand ASA                                      3,100            20
          Tandberg ASA *                                      1,400            17
          Tandberg Television ASA *                             300             1
          Telenor ASA                                         6,700            26
          Tomra Systems ASA                                   2,200            15
         ------------------------------------------------------------------------
                                                                              459
         ------------------------------------------------------------------------
         Portugal - 0.4%
          Banco Comercial Portugues S.A. (Registered)        24,600            84
          Banco Espirito Santo S.A. (Registered)              2,818            31
          BPI-SGPS S.A. (Registered)                          7,600            17
          Brisa-Auto Estradas de Portugal S.A.                5,500            30
          CIMPOR-Cimentos de Portugal SGPS S.A.               1,200            23
          Electricidade de Portugal S.A.                     29,800            63
          Jeronimo Martins, SGPS, S.A.                          900             6
          Multimedia Servicos de Telecomunicacoes e
           Multimedia, SGPS, S.A. *                             400             3
          Portugal Telecom, SGPS, S.A. (Registered)          13,946           102
          Sonae, SGPS, S.A.                                  18,500            13
         ------------------------------------------------------------------------
                                                                              372
         ------------------------------------------------------------------------

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 33 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS                                 MAY 31, 2002 (UNAUDITED)

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)



                                                             NUMBER          VALUE
                                                            OF SHARES        (000S)
         COMMON STOCKS - 96.6% - CONTINUED
         Singapore - 0.9%
          Allgreen Properties Ltd.                            3,000            $2
          CapitaLand Ltd. *                                  18,500            16
          Chartered Semiconductor Manufacturing Ltd. *       10,500            24
          City Developments Ltd.                              8,000            26
          Creative Technology Ltd.                            1,000            10
          Cycle & Carriage Ltd.                               2,000             5
          Datacraft Asia Ltd.                                 1,000             1
          DBS Group Holdings Ltd.                            15,198           120
          First Capital Corp. Ltd.                            3,000             2
          Fraser & Neave Ltd.                                 2,700            12
          GES International Ltd.                              3,000             1
          Haw Par Corp. Ltd.                                  2,000             5
          Hotel Properties Ltd.                               4,000             2
          Keppel Corp. Ltd.                                   8,250            19
          Keppel Land Ltd.                                    2,000             2
          NatSteel Ltd.                                       2,000             2
          Neptune Orient Lines Ltd. *                        12,370             7
          Oversea-Chinese Banking Corp. Ltd.                 13,980            95
          Overseas Union Enterprise Ltd.                      2,000             7
          Parkway Holdings Ltd.                               7,000             3
          SembCorp Industries Ltd.                           14,494            12
          SembCorp Logistics Ltd.                             2,000             2
          SembCorp Marine Ltd.                                3,000             2
          Singapore Airlines Ltd.                            11,000            78
          Singapore Exchange Ltd.                             4,000             3
          Singapore Land Ltd.                                 1,000             2
          Singapore Press Holdings Ltd.                       4,893            57
          Singapore Technologies Engineering Ltd.            26,000            28
          Singapore Telecommunications Ltd.                  77,000            68
          SMRT Corp. Ltd.                                     4,000             2
          ST Assembly Test Services Ltd. *                    2,000             3
          United Overseas Bank Ltd.                          14,392           118
          United Overseas Land Ltd.                           6,000             6
          Venture Manufacturing Singapore Ltd.                3,000            27
          Wing Tai Holdings Ltd.                              6,000             2
         ------------------------------------------------------------------------
                                                                              771
         ------------------------------------------------------------------------
         Spain - 3.1%
          Acerinox S.A.                                         675            27
          ACS Actividades de Construccion y Servicios S.A.      700            23
          Altadis S.A.                                        3,775            81
          Amadeus Global Travel Distribution S.A., Class A*   1,400             9
          Autopistas, Concesionaria Espanola S.A.             2,467            26
          Banco Bilbao Vizcaya Argentaria S.A.               39,746           479
          Banco Santander Central Hispano S.A.               55,036           509
          Corporaction Mapfre S.A.                            1,679            12
          Endesa S.A.                                        12,520           194
          Fomento de Construcciones y Contratas S.A.          1,050            26
          Gas Natural SDG S.A.                                3,575            67
          Grupo Dragados S.A.                                 1,920            34
          Iberdrola S.A.                                     10,641           148
          Inditex S.A. *                                      2,700            56
          Metrovacesa S.A.                                      700            15
          NH Hoteles S.A.                                       700             9
          Promotora de Informaciones S.A. (Prisa)               500             5
          Puleva Biotech SA *                                   127             1
          Repsol YPF S.A.                                    13,685           161
          Sociedad General de Aguas de Barcelona S.A.         1,225            16
          Sol Melia S.A.                                      1,600            12
          Telefonica Publicidad e Informacion S.A.            1,100             5
          Telefonica S.A.                                    57,346           607
          Telepizza *                                         2,400             3
          Terra Networks S.A.                                 2,300            14
          Union Fenosa S.A.                                   3,587            64
          Vallehermoso S.A.                                   1,625            15
          Zeltia S.A.                                         2,100            18
         ------------------------------------------------------------------------
                                                                            2,636
         ------------------------------------------------------------------------
         Sweden - 1.9%
          Assa Abloy AB, Class B                              3,900            53
          Atlas Copco AB, Class A                             1,600            38
          Atlas Copco AB, Class B                               900            21
          Drott AB, Class B                                   1,200            14
          Electrolux AB, Class B                              4,540            83
          Gambro AB, Class A                                  2,600            18
          Gambro AB, Class B                                  1,100             7
          Hennes & Mauritz AB, Class B                        8,190           152
          Hoganas AB, Class B                                   200             4
          Holmen AB, Class B                                    300             8
          Modern Times Group MTG AB, Class B *                  700            12
          Nobel Bio-Care AB                                     200            13
          Nordea AB                                          25,500           147
          Nordic Baltic Holding AB (Belgium Shares)           7,889            46
          OM AB                                                 800             6
          Sandvik AB                                          3,200            74
          Sapa AB                                               392             7

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 34 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2002 (UNAUDITED)



                                                               NUMBER         VALUE
                                                             OF SHARES        (000S)

         COMMON STOCKS - 96.6% - CONTINUED
         Sweden - 1.9% - (continued)
          SAS AB *                                              900            $6
          SAS AB *                                              100             1
          Securitas AB, Class B                               4,300            82
          Skandia Forsakrings AB                             12,110            57
          Skandinaviska Enskilda Banken (SEB), Class A        7,900            79
          Skanska AB, Class B                                 5,200            36
          SKF AB, Class A                                       500            13
          SKF AB, Class B                                       811            20
          SSAB Svenskt Stal AB, Series A                        800            10
          SSAB Svenskt Stal AB, Series B                        300             3
          Svenska Cellulosa AB, Class B                       2,600            90
          Svenska Handelsbanken AB, Class A                   7,700           121
          Svenska Handelsbanken AB, Class B                     700            10
          Swedish Match AB                                    4,500            36
          Tele2 AB, Class B *                                 1,500            28
          Telefonaktiebolaget LM Ericsson, Class B          100,240           224
          Telia AB                                           14,900            38
          Trelleborg AB, Class B                              1,000            10
          Volvo AB, Class A                                   1,600            28
          Volvo AB, Class B                                   3,400            63
          Wm-Data AB, Class B                                 3,800             8
         ------------------------------------------------------------------------
                                                                            1,666
         ------------------------------------------------------------------------
         Switzerland - 8.0%
          ABB Ltd.                                           14,792           133
          Adecco S.A. (Registered)                            1,700           112
          Ascom Holding A.G. (Registered)                       300             3
          Charles Voegele Holding A.G.                           75             3
          Ciba Specialty Chemicals A.G. (Registered)            400            32
          Clariant A.G. (Registered)                            800            20
          Compagnie Financiere Richemont A.G.                 2,600            68
          Credit Suisse Group                                14,140           522
          Fischer (Georg) A.G. (Registered)                      45            10
          Forbo Holding A.G. (Registered)                        20             7
          Givaudan S.A. (Registered)                            107            42
          Holcim Ltd., Class B                                  350            85
          Kudelski S.A. (Bearer) *                              500            23
          Kuoni Reisen Holding                                   38            10
          Logitech International S.A. (Registered)              500            24
          Lonza Group A.G. (Registered)                         600            45
          Nestle S.A. (Registered)                            4,925         1,196
          Novartis A.G. (Registered)                         35,800         1,538
          Phonak Holding A.G.                                   200             3
          PubliGroupe S.A. (Registered)                          20             5
          Roche Holding A.G. (Bearer)                         1,300           138
          Roche Holding A.G. (Genuss)                         8,750           702
          Schindler Holding A.G. (Bearer)                        10            21
          Serono S.A., Class B                                   40            32
          SGS Societe Generale de Surveillance Holdings
           S.A. (Registered)                                     90            29
          STMicroelectronics N.V.                             8,900           245
          Sulzer A.G.                                            40             9
          Sulzer Medica (Registered)                            130            20
          Swatch Group A.G. (Registered)                      1,500            29
          Swatch Group A.G., Class B                            450            42
          Swiss Reinsurance (Registered)                      3,650           372
          Swisscom A.G.                                         565           162
          Syngenta A.G.                                       1,412            89
          Synthes-Stratec, Inc.                                  30            19
          Tecan Group AG                                        100             5
          UBS A.G. (Registered)                              16,494           863
          Unaxis Holding A.G. (Registered)                      125            15
          Valora Holding A.G.                                    55            12
          Zurich Financial Services A.G.                      1,032           239
         ------------------------------------------------------------------------
                                                                            6,924
         ------------------------------------------------------------------------
         United Kingdom - 23.5%
          3i Group PLC                                        8,000            89
          Aegis Group PLC                                     7,000            12
          Aggreko PLC                                         2,000             9
          Amec PLC                                            3,047            20
          Amersham PLC                                        9,000            82
          Amey PLC                                            2,000             7
          Amvescap PLC                                       10,000           100
          ARM Holdings PLC *                                 13,000            36
          Associated British Ports Holdings PLC               2,000            13
          AstraZeneca PLC                                    21,400           941
          AWG PLC                                             3,929            32
          BAA PLC                                            13,101           118
          BAE Systems PLC                                    28,040           158
          Balfour Beatty PLC                                  5,158            18
          Barclays PLC                                       82,948           716
          Barratt Developments PLC                            3,000            20
          BBA Group PLC                                       6,101            27
          Berkeley Group (The) PLC                            2,000            22
          BG Group PLC                                       43,563           189

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 35 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO (Continued)

                                                             NUMBER          VALUE
                                                           OF SHARES         (000S)

         COMMON STOCKS - 96.6% - Continued
         United Kingdom - 23.5% - (continued)
          BHP Billiton PLC                                   14,000           $80
          BOC Group PLC                                       6,037            94
          Boots Co. PLC                                      11,183           112
          BP PLC                                            279,262         2,390
          BPB PLC                                             3,000            17
          Brambles Industries PLC                             8,646            42
          British Airways PLC                                10,120            30
          British American Tobacco PLC                       24,385           292
          British Land Co. PLC                                6,035            54
          British Sky Broadcasting PLC *                     17,560           189
          BT Group PLC                                      107,646           441
          BTG PLC *                                           1,000             6
          Bunzl PLC                                           6,045            46
          Cable & Wireless PLC                               17,000            52
          Cadbury Schweppes PLC                              25,210           184
          Canary Wharf Group PLC                              7,000            49
          Capita Group PLC                                    8,000            44
          Carlton Communications PLC                          8,148            30
          Celltech Group PLC *                                3,000            30
          Centrica PLC                                       52,400           160
          CGNU PLC                                           28,185           264
          Chubb PLC                                          10,307            27
          Close Brothers Group PLC                            1,000            11
          CMG PLC                                             8,000            15
          Compass Group PLC                                  27,429           172
          Corus Group PLC *                                  38,170            49
          Daily Mail & General Trust N.V., Class A            2,000            23
          De La Rue PLC                                       2,850            21
          Diageo PLC                                         41,410           521
          Dixons Group PLC                                   24,342            76
          Electrocomponents PLC                               5,000            31
          EMI Group PLC                                      10,137            40
          Exel PLC                                            3,911            51
          FirstGroup PLC                                      3,000            13
          FKI PLC                                             7,000            18
          GKN PLC                                             8,646            42
          GlaxoSmithKline PLC                                76,067         1,563
          Granada PLC                                        34,429            66
          Great Portland Estates PLC                          2,800            12
          Great Universal Stores PLC                         13,000           123
          Hammerson PLC                                       3,040            28
          Hanson PLC                                          9,000            68
          Hanson PLC                                            580             4
          Hays PLC                                           21,000            51
          HBOS PLC                                           46,297           560
          Hilton Group PLC                                   19,226            69
          HSBC Holdings PLC                                 116,462         1,448
          IMI PLC                                             4,000            19
          Imperial Chemical Industries PLC                   15,000            72
          Imperial Tobacco Group PLC                          5,000            85
          International Power PLC *                          13,302            37
          Invensys PLC                                       42,495            66
          Johnson Matthey PLC                                 3,000            48
          Kelda Group PLC                                     2,000            12
          Kidde PLC                                          10,307            14
          Kingfisher PLC *                                   15,776            84
          Land Securities PLC                                 6,384            91
          Lattice Group PLC                                  43,563           116
          Learning Technology PLC *                           1,000             -
          Legal & General Group PLC                          64,160           142
          Lloyds TSB Group PLC                               69,141           749
          Logica PLC                                          6,000            19
          Man Group PLC                                       1,000            15
          Marconi PLC                                        33,747             3
          Marks & Spencer Group PLC                          28,560           158
          Misys PLC                                           7,008            23
          MyTravel Group PLC                                  6,000            13
          National Grid Group PLC                            22,050           161
          Next PLC                                            2,000            29
          Novar PLC                                           4,900            11
          P&O Princess Cruises PLC                            8,800            58
          Pace Micro Technology PLC                           2,000             3
          Pearson PLC                                         9,863           122
          Peninsular & Oriental Steam Navigation (The) Co.    8,304            33
          Pilkington PLC                                     14,459            21
          Provident Financial PLC                             2,929            30
          Prudential PLC                                     24,539           239
          Railtrack Group PLC                                 6,016            21
          Rank Group PLC                                      7,215            30
          Reckitt Benckiser PLC                               4,000            71
          Reed Elsevier PLC                                  15,832           152
          Rentokil Initial PLC                               24,000            98
          Reuters Group PLC                                  18,270           125
          Rexam PLC                                           5,472            38


See Notes to the Financial Statements.

EQUITY PORTFOLIOS 36 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2002 (UNAUDITED)



                                                            NUMBER           VALUE
                                                           OF SHARES         (000S)

         COMMON STOCKS - 96.6% - Continued
         United Kingdom - 23.5% - (continued)
          Rio Tinto PLC                                      13,234          $252
          RMC Group PLC                                       3,000            32
          Rolls-Royce PLC                                     4,000            11
          Royal & Sun Alliance Insurance Group PLC            9,000            39
          Royal Bank of Scotland Group PLC                   33,777           984
          Safeway PLC                                         7,000            31
          Sage Group PLC                                     15,000            39
          Sainsbury (J.) PLC                                 20,158           111
          Schroders PLC                                       2,500            27
          Scottish & Newcastle PLC                            4,000            38
          Scottish & Southern Energy PLC                      5,000            51
          Scottish Power PLC                                 23,000           135
          Securicor PLC                                       4,000             8
          Serco Group PLC                                     3,000            10
          Severn Trent PLC                                    2,000            23
          Shell Transport & Trading Co. PLC (Registered)     61,000           473
          Signet Group PLC                                   10,000            18
          Six Continents PLC                                 10,669           119
          Slough Estates PLC                                  5,000            30
          Smith & Nephew PLC                                 11,307            64
          Smiths Group PLC                                    7,353            94
          Spirent PLC                                         5,000             9
          SSL International PLC                               2,000            12
          Stagecoach Holdings PLC                            14,024            14
          Tate & Lyle PLC                                     6,000            30
          Taylor Woodrow PLC                                  7,046            21
          Telewest Communications PLC *                      10,000             1
          Tesco PLC                                          86,930           328
          TI Automotive Ltd., Class A *                       5,000             -
          Unilever PLC                                       36,466           335
          United Business Media PLC                           2,000            16
          United Utilities PLC                                7,000            68
          Vodafone Group PLC                                846,636         1,279
          Whitbread PLC                                       2,000            19
          Wimpey (George) PLC                                 5,000            21
          Wolseley PLC                                        7,093            76
          WPP Group PLC                                      14,000           146
         ------------------------------------------------------------------------
                                                                           20,289
         ------------------------------------------------------------------------
         Total Common Stocks
         (Cost $92,612)                                                    83,373

         Convertible Preferred Stocks - 0.4%
         Australia - 0.2%

          AMP Group Finance Services Ltd. *                                    6
          News Corp. Ltd.                                    23,876           145
         ------------------------------------------------------------------------
                                                                              151
         ------------------------------------------------------------------------
         Germany - 0.2%
          Fresenius Medical Care A.G.                           150             6
          Hugo Boss A.G.                                        600            11
          MAN A.G.                                              500            10
          Porsche A.G.                                           50            25
          ProSieben Sat.1 Media A.G.                          1,400            12
          RWE A.G.                                              450            14
          Volkswagen A.G.                                     1,300            46
          Wella A.G.                                            150             9
         ------------------------------------------------------------------------
                                                                              133
         ------------------------------------------------------------------------
         Italy - 0.0%
          Fiat S.p.A.                                         1,730            14
         ------------------------------------------------------------------------
         New Zealand - 0.0%
          Fletcher Challenge Forests Ltd. *                  20,000             2
         ------------------------------------------------------------------------
         United Kingdom - 0.0%
          AWG PLC                                           527,271             1
         ------------------------------------------------------------------------
         Total Convertible Preferred Stocks
         (Cost $388)                                                          301


                                                              PRINCIPAL
                                                               AMOUNT       VALUE
                                                               (000S)       (000S)
         Corporate Bond - 0.0%
         Australia - 0.0%
          AMP Reinsurance Note

           4.98%, 9/15/04                                        $4             -
         ------------------------------------------------------------------------
         Total Corporate Bond
         (Cost $-)                                                              -

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 37 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS                                 MAY 31, 2002 (UNAUDITED)

INTERNATIONAL EQUITY INDEX PORTFOLIO (Continued)



                                                       PRINCIPAL
                                                         AMOUNT            VALUE
                                                         (000S)            (000S)
         Short-Term Investments - 2.2%
          UBS AG, Grand Cayman,
           Eurodollar Time Deposit,
           1.79%, 6/3/02                                 $1,742           $1,742
          U.S. Treasury Bill, /(1)/
           2.58%, 7/18/02                                   190              190
        ------------------------------------------------------------------------
         Total Short-Term Investments
        ------------------------------------------------------------------------
         (Cost $1,932)                                                     1,932


        ------------------------------------------------------------------------
         Total Investments - 99.2%
        ------------------------------------------------------------------------
         (Cost $94,932)                                                   85,606
          Other Assets less Liabilities - 0.8%                               697
        ------------------------------------------------------------------------
         NET ASSETS - 100.0%                                             $86,303


*    Non-income producing security

(1) Security pledged as collateral to cover margin requirements for open futures contracts.

At May 31, 2002, the International Equity Index Portfolio had open futures contracts as follows:


                                               NOTIONAL                       UNREALIZED
                                    NUMBER OF   AMOUNT   CONTRACT  CONTRACT   GAIN (LOSS)
                      TYPE          CONTRACTS   (000S)   POSITION    EXP.       (000S)
                      EuroStoxx-50     31        $991      Long       6/02       $(34)
                     FTSE 100          10         741      Long       6/02        (19)
                     Nikkei 225        11         649      Long       6/02         18
------------------------------------------------------------------------------------------
                     Total                                                       $(35)

At May 31, 2002, the International Equity Index Portfolio's investments, excluding the short-term investments were diversified as follows:


         INDUSTRY SECTOR                 PERCENTAGE
         Banks                                16.0%
         Business Services                      7.3
         Capital Goods                          5.6
         Consumer Durables                      6.8
         Consumer Non-durables                  6.6
         Consumer Services                      4.1
         Energy                                 9.0
         Finance Services                       9.7
         Health Care                            8.2
         Multi-industry                         1.2
         Raw Materials                          8.3
         Retail                                 4.0
         Technology                             5.4
         Transportation                         1.7
         Utilities                              6.1
        -------------------------------------------
         Total                                100.0%

At May 31, 2002, the International Equity Index Portfolio's investments were denominated in the following currencies:


        CONCENTRATION BY CURRENCY            PERCENTAGE
        Euro                                       33.8%
        United Kingdom Pound                       23.5
        Japanese Yen                               21.8
        Swiss Franc                                 8.0
        All other currencies less than 5%          12.9
       ------------------------------------------------
        Total                                     100.0%

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 38 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                               EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS                                 MAY 31, 2002 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO



                                                           NUMBER         VALUE
                                                          OF SHARES       (000S)
         COMMON STOCKS - 98.4%
         Aerospace/Defense - 1.5%
          Integrated Defense Technologies, Inc. *           21,600          $633
         -----------------------------------------------------------------------
         Apparel - 1.5%
          Coach, Inc. *                                     11,800           617
         -----------------------------------------------------------------------
         Banks - 4.0%
          East West Bancorp, Inc.                           18,000           608
          Sterling Bancshares, Inc. of Texas                31,000           449
          United Bankshares, Inc.                           21,000           625
         -----------------------------------------------------------------------
                                                                           1,682
         -----------------------------------------------------------------------
         Biotechnology - 1.5%
          Transkaryotic Therapies, Inc. *                   17,100           647
         -----------------------------------------------------------------------
         Commercial Services - 9.2%
          Career Education Corp. *                          26,000         1,134
          Education Management Corp. *                      21,000           868
          FTI Consulting, Inc. *                            18,950           580
          National Processing, Inc. *                       20,900           587
          Valassis Communications, Inc.                     18,000           735
         -----------------------------------------------------------------------
                                                                           3,904
         -----------------------------------------------------------------------
         Computers - 2.1%
          CACI International, Inc., Class A *               17,900           603
          Intergraph Corp. *                                16,500           286
         -----------------------------------------------------------------------
                                                                             889
         -----------------------------------------------------------------------
         Diversified Financial Services - 1.6%
          Jefferies Group, Inc.                             14,500           682
         -----------------------------------------------------------------------
         Electronics - 1.4%
          Kemet Corp. *                                     29,000           586
         -----------------------------------------------------------------------
         Entertainment - 1.3%
          Argosy Gaming Co. *                               15,500           533
         -----------------------------------------------------------------------
         Environmental Control - 1.9%
          Stericycle, Inc. *                                11,896           818
         -----------------------------------------------------------------------
         Food - 2.8%
          American Italian Pasta Co., Class A *             11,000           540
          Dreyer's Grand Ice Cream, Inc.                    14,800           650
         -----------------------------------------------------------------------
                                                                           1,190
         -----------------------------------------------------------------------
         Healthcare-Products - 5.0%
          American Medical Systems Holdings, Inc. *         29,600           681
          ICU Medical, Inc. *                               25,000           871
          Steris Corp. *                                    26,000           550
         -----------------------------------------------------------------------
                                                                           2,102
         -----------------------------------------------------------------------
         Healthcare-Services - 4.9%
          Amsurg Corp. *                                    14,000           448
          Dianon Systems, Inc. *                            10,100           651
          Mid Atlantic Medical Services, Inc. *             12,000           431
          Unilab Corp. *                                    20,050           564
         -----------------------------------------------------------------------
                                                                           2,094
         -----------------------------------------------------------------------
         Home Builders - 1.5%
          WCI Communities, Inc. *                           22,000           638
         -----------------------------------------------------------------------
         Home Furnishings - 1.5%
          American Woodmark Corp.                            9,600           620
         -----------------------------------------------------------------------
         Household Products/Wares - 2.5%
          Church & Dwight Co., Inc.                         16,500           574
          Dial (The) Corp.                                  25,000           505
         -----------------------------------------------------------------------
                                                                           1,079
         -----------------------------------------------------------------------
         Insurance - 1.7%
          Brown & Brown, Inc.                               20,000           713
         -----------------------------------------------------------------------
         Lodging - 3.1%
          Ameristar Casinos, Inc. *                         23,645           693
          Fairmont Hotels & Resorts, Inc.                   22,800           638
         -----------------------------------------------------------------------
                                                                           1,331
         -----------------------------------------------------------------------
         Machinery - Diversified - 3.0%
          Graco, Inc.                                       14,700           631
          Zebra Technologies Corp., Class A *               11,000           634
         -----------------------------------------------------------------------
                                                                           1,265
         -----------------------------------------------------------------------
         Media - 7.2%
          Meredith Corp.                                    14,900           603
          Radio One, Inc., Class A *                        56,000         1,239
          Spanish Broadcasting System, Inc., Class A *      82,000         1,186
         -----------------------------------------------------------------------
                                                                           3,028
         -----------------------------------------------------------------------
         Metal Fabrication/Hardware - 1.7%
          CIRCOR International, Inc.                        32,000           704
         -----------------------------------------------------------------------
         Miscellaneous Manufacturing - 0.1%
          Roper Industries, Inc.                               800            31
         -----------------------------------------------------------------------
         Oil & Gas - 5.8%
          Ocean Energy, Inc.                                35,400           787
          Remington Oil & Gas Corp. *                       48,100           934
          Rowan Cos., Inc. *                                28,000           720
         -----------------------------------------------------------------------
                                                                           2,441
         -----------------------------------------------------------------------
         Oil & Gas Producers - 1.7%
          XTO Energy, Inc.                                  35,700           723
         -----------------------------------------------------------------------
         Pharmaceuticals - 3.8%
          D&K Healthcare Resources, Inc.                    28,600           958
          KV Pharmaceutical Co., Class A *                  21,000           671
         -----------------------------------------------------------------------
                                                                           1,629
         -----------------------------------------------------------------------


See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 39 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS                                 MAY 31, 2002 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO (continued)

                                                           NUMBER         VALUE
                                                          OF SHARES       (000S)
         COMMON STOCKS - 98.4% - CONTINUED
         Retail - 9.5%
          AFC Enterprises *                                 20,100          $603
          Fred's, Inc.                                      33,751         1,154
          Hibbett Sporting Goods, Inc. *                    12,000           327
          Movie Gallery, Inc. *                             37,135           665
          Rare Hospitality International, Inc. *            17,700           498
          Williams-Sonoma, Inc. *                           23,600           755
         -----------------------------------------------------------------------
                                                                           4,002
         -----------------------------------------------------------------------
         Savings & Loans - 1.3%
          BankUnited Financial Corp., Class A               32,000           571
         -----------------------------------------------------------------------
         Semiconductors - 8.0%
          Actel Corp. *                                     16,000           394
          Entegris, Inc. *                                  43,000           551
          Integrated Circuit Systems, Inc. *                33,800           704
          Microchip Technology, Inc. *                      21,000           628
          Varian Semiconductor Equipment Associates,
           Inc. *                                           13,000           517
          Zoran Corp. *                                     25,350           615
         -----------------------------------------------------------------------
                                                                           3,409
         -----------------------------------------------------------------------
         Software - 3.8%
          Activision, Inc. *                                19,967           651
          Ansys, Inc. *                                     11,000           295
          THQ, Inc. *                                       21,000           672
         -----------------------------------------------------------------------
                                                                           1,618
         -----------------------------------------------------------------------
         Textiles - 1.7%
          G & K Services, Inc., Class A                     19,000           723
         -----------------------------------------------------------------------
         Transportation - 1.8%
          Genesee & Wyoming, Inc., Class A *                31,696           742
         -----------------------------------------------------------------------
         Total Common Stocks
         -----------------------------------------------------------------------
         (Cost $36,022)                                                   41,644



                                                          PRINCIPAL
                                                           AMOUNT         VALUE
                                                           (000S)         (000S)
         SHORT-TERM INVESTMENT - 2.5%
          UBS AG, Grand Cayman,
           Eurodollar Time Deposit,
           1.79%, 6/3/02                                    $1,070        $1,070
         -----------------------------------------------------------------------
         Total Short-Term Investment
         -----------------------------------------------------------------------
         (Cost $1,070)                                                     1,070


         -----------------------------------------------------------------------
         Total Investments - 100.9%
         -----------------------------------------------------------------------
         (Cost $37,092)                                                   42,714

          Liabilities less Other Assets - (0.9)%                            (365)
         -----------------------------------------------------------------------
         NET ASSETS - 100.0%                                             $42,349

* Non-income producing security.

 See Notes to the Financial Statements.

EQUITY PORTFOLIOS 40 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                               EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS                                 MAY 31, 2002 (UNAUDITED)

SMALL COMPANY INDEX PORTFOLIO



                                                           NUMBER          VALUE
                                                          OF SHARES        (000S)
         COMMON STOCKS - 97.9%
         Advertising - 0.5%
          Advo, Inc.                                         4,925          $209
          APAC Customer Services, Inc. *                     6,500            37
          Getty Images, Inc. *                               9,100           306
          Grey Global Group, Inc.                              200           158
          Key3Media Group, Inc. *                            8,100             8
          Penton Media, Inc. *                               6,200            25
          R.H. Donnelley Corp.                               7,900           226
          Sitel Corp. *                                     14,900            39
          ValueVision International, Inc., Class A *         6,100           133
          Ventiv Health, Inc. *                              4,200            11
         -----------------------------------------------------------------------
                                                                           1,152
         -----------------------------------------------------------------------
         Aerospace/Defense - 1.4%
          AAR Corp.                                          6,400            73
          Alliant Techsystems, Inc. *                        5,800           631
          Armor Holdings, Inc. *                             6,200           163
          BE Aerospace, Inc. *                               7,800           101
          Curtiss-Wright Corp.                               2,800           199
          DRS Technologies, Inc. *                           4,400           173
          EDO Corp.                                          2,900            80
          Engineered Support Systems, Inc.                   2,000            97
          Esterline Technologies Corp. *                     5,500           114
          Fairchild (The) Corp., Class A *                   3,400            13
          Gencorp, Inc.                                      8,400           123
          Heico Corp.                                        3,000            43
          Innovative Solutions & Supports, Inc. *            2,100            16
          Kaman Corp., Class A                               5,900           100
          Moog, Inc., Class A *                              3,750           114
          Orbital Sciences Corp. *                           9,900            76
          Sequa Corp., Class A                                 900            49
          Teledyne Technologies, Inc. *                      8,500           171
          Titan (The) Corp. *                               18,000           387
          Triumph Group, Inc. *                              4,200           187
          United Industrial Corp.                            3,400            86
         -----------------------------------------------------------------------
                                                                           2,996
         -----------------------------------------------------------------------
         Agriculture - 0.4%
          Alico, Inc.                                          900            26
          Cadiz, Inc. *                                      9,100            81
          Delta & Pine Land Co.                              8,800           170
          DIMON, Inc.                                       11,100            79
          Maui Land & Pineapple Co. *                          600            12
          Standard Commercial Corp.                          2,700            51
          Tejon Ranch Co.                                    1,900            57
          Universal Corp.                                    7,000           284
          Vector Group Ltd.                                  4,821            98
         -----------------------------------------------------------------------
                                                                             858
         -----------------------------------------------------------------------
         Airlines - 0.4%
          Airtran Holdings, Inc. *                          16,200            98
          Alaska Air Group, Inc.                             7,100           198
          America West Holdings Corp., Class B *             8,930            27
          Amtran, Inc. *                                       900            10
          Atlantic Coast Airlines Holdings, Inc. *          10,600           231
          Frontier Airlines, Inc. *                          7,750           132
          Mesa Air Group, Inc. *                             7,900            79
          Mesaba Holdings, Inc.                              2,650            18
          Midwest Express Holdings, Inc. *                   3,325            60
         -----------------------------------------------------------------------
                                                                             853
         -----------------------------------------------------------------------
         Apparel - 0.8%
          Garan, Inc.                                          900            49
          Guess?, Inc. *                                     2,100            14
          Gymboree Corp. *                                   7,600           125
          K-Swiss, Inc., Class A                             1,700            78
          Kellwood Co.                                       6,050           180
          Nautica Enterprises, Inc. *                        6,600            86
          Oshkosh B'Gosh, Inc., Class A                      2,700           103
          Oxford Industries, Inc.                            1,600            44
          Phillips-Van Heusen Corp.                          6,000            94
          Quiksilver, Inc. *                                 5,850           135
          Russell Corp.                                      6,200           115
          Skechers U.S.A., Inc., Class A *                   4,300            93
          Steven Madden Ltd. *                               2,400            41
          Stride Rite Corp.                                 11,200            88
          Tropical Sportswear International Corp. *          1,200            31
          Unifi, Inc.                                       13,400           133
          Vans, Inc. *                                       4,300            42
          Wolverine World Wide, Inc.                        11,100           196
         -----------------------------------------------------------------------
                                                                           1,647
         -----------------------------------------------------------------------
         Auto Manufacturers - 0.1%
          Oshkosh Truck Corp.                                4,450           266
          Wabash National Corp. *                            6,100            58
         -----------------------------------------------------------------------
                                                                             324
         -----------------------------------------------------------------------
         Auto Parts & Equipment - 1.2%
          American Axle & Manufacturing Holdings, Inc. *     2,900            88
          ArvinMeritor, Inc.                                17,725           473
          Bandag, Inc.                                       3,000            96


See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 41 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                  NUMBER           VALUE
                                                 OF SHARES         (000S)
COMMON STOCKS - 97.9% - CONTINUED
Auto Parts & Equipment - 1.2% - (continued)
 Borg Warner, Inc.                                  7,000           $451
 Collins & Aikman Corp. *                          17,880            307
 Cooper Tire & Rubber Co.                          16,800            384
 Dura Automotive Systems, Inc. *                    3,700             82
 IMPCO Technologies, Inc. *                         2,200             31
 Modine Manufacturing Co.                           7,400            209
 Sports Resorts International, Inc. *               6,500             28
 Standard Motor Products, Inc.                      1,900             31
 Superior Industries International, Inc.            5,000            229
 Tower Automotive, Inc. *                          11,000            141
------------------------------------------------------------------------
                                                                   2,550
------------------------------------------------------------------------
Banks - 7.4%
 1st Source Corp.                                   3,482             80
 Alabama National Bancorp                           2,400            104
 Amcore Financial, Inc.                             6,550            150
 Arrow Financial Corp.                              1,720             51
 Bancfirst Corp.                                    1,100             48
 BancorpSouth, Inc.                                21,650            472
 Bank of Granite Corp.                              2,927             64
 Banner Corp.                                       2,800             61
 Bay View Capital Corp.                            16,631            113
 BOK Financial Corp. *                              3,186            111
 Boston Private Financial Holdings, Inc.            4,400            116
 BSB Bancorp, Inc.                                  2,300             69
 Capital City Bank Group, Inc.                      1,800             49
 Cathay Bancorp, Inc.                               4,100            175
 CCBT Financial Cos., Inc.                          2,300             59
 Centennial Bancorp                                 5,711             42
 Central Coast Bancorp *                            1,900             42
 Chemical Financial Corp.                           6,028            194
 Chittenden Corp.                                   7,996            241
 Citizens Banking Corp.                            11,975            394
 City Holding Co. *                                 4,500             83
 CityBank Lynnwood                                  2,500             73
 CoBiz, Inc.                                        1,900             31
 Colonial BancGroup (The), Inc.                    30,700            473
 Columbia Banking Systems, Inc. *                   3,575             41
 Community Bank System, Inc.                        3,100             96
 Community Banks, Inc.                              2,100             54
 Community First Bankshares                         9,500            258
 Community Trust Bancorp, Inc.                      2,700             67
 Corus Bankshares, Inc.                             2,400            119
 CPB, Inc.                                          1,900             81
 CVB Financial Corp.                                6,990            154
 East West Bancorp, Inc.                            6,200            209
 F&M Bancorp of Maryland                            2,842             84
 Farmers Capital Bank Corp.                         1,800             60
 Financial Institutions, Inc.                       2,200             73
 First Bancorp of North Carolina                    1,800             41
 First BanCorp of Puerto Rico                       5,550            198
 First Banks America, Inc. *                          200              7
 First Busey Corp., Class A                         2,400             51
 First Charter Corp.                                8,200            150
 First Citizens Bancshares, Class A                 1,600            178
 First Commonwealth Financial Corp.                15,600            199
 First Community Bancshares, Inc.                   2,320             65
 First Financial Bancorp                            9,547            178
 First Financial Bankshares, Inc.                   2,886            104
 First Financial Corp. of Indiana                   1,852             86
 First Merchants Corp.                              3,005             85
 First Midwest Bancorp, Inc.                       12,898            368
 First Republic Bank *                              2,800             92
 FNB Corp.                                         11,665            362
 Fremont General Corp.                             15,200             67
 Frontier Financial Corp.                           4,400            127
 GBC Bancorp of California                          2,100             61
 German American Bancorp                            2,480             41
 Glacier Bancorp, Inc.                              3,700             84
 Gold Banc Corp., Inc.                              7,600             82
 Great Southern Bancorp, Inc.                       1,500             50
 Greater Bay Bancorp                               13,302            437
 Hancock Holding Co.                                2,010            119
 Harleysville National Corp.                        4,946            126
 Hudson United Bancorp                             12,060            371
 IBERIABANK Corp.                                   1,400             52
 Independent Bank Corp. of Massachusetts            3,300             73
 Independent Bank Corp. of Michigan                 3,125             99
 Integra Bank Corp.                                 4,647            104
 International Bancshares Corp.                     4,382            204
 Irwin Financial Corp.                              3,100             62
 Lakeland Bancorp, Inc.                             3,115             55
 Local Financial Corp. *                            4,700             73
 Main Street Banks, Inc.                            2,600             53
 MB Financial Corp.                                 3,700            115

 See Notes to the Financial Statements.


EQUITY PORTFOLIOS 42 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2002 (UNAUDITED)

                                                  NUMBER           VALUE
                                                 OF SHARES         (000S)
COMMON STOCKS - 97.9% - CONTINUED
Banks - 7.4% - (continued)
 Mid-State Bancshares                               6,400           $119
 Midwest Banc Holdings, Inc.                        1,500             42
 Mississippi Valley Bancshares, Inc.                1,500             68
 National Penn Bancshares, Inc.                     4,740            125
 NBC Capital Corp.                                  1,400             46
 NBT Bancorp, Inc.                                  8,826            150
 Old Second Bancorp, Inc.                           1,500             66
 Omega Financial Corp.                              2,200             72
 Oriental Financial Group, Inc.                     2,870             69
 Pacific Capital Bancorp                            7,000            226
 Pacific Northwest Bancorp                          3,650            105
 Park National Corp.                                3,090            292
 Peoples Holding (The) Co.                          1,500             56
 Prosperity Bancshares, Inc.                        1,500             51
 Provident Bankshares Corp.                         6,651            174
 R & G Financial Corp., Class B                     2,700             58
 Republic Bancorp, Inc. of Kentucky, Class A        1,900             22
 Republic Bancorp, Inc. of Michigan                12,565            183
 Republic Bancshares, Inc. *                        1,300             26
 Riggs National Corp.                               3,400             51
 Royal Bancshares of Pennsylvania, Inc., Class A      972             20
 S & T Bancorp, Inc.                                6,200            156
 Sandy Spring Bancorp, Inc.                         3,850            135
 Santander Bancorp                                  2,080             41
 Seacoast Banking Corp., Class A                    1,000             51
 Second Bancorp, Inc.                               2,300             58
 Silicon Valley Bancshares                         10,900            339
 Simmons First National Corp., Class A              1,900             66
 South Financial Group (The), Inc.                 11,002            251
 Southwest Bancorp of Texas *                       6,900            229
 Sterling Bancorp                                   2,320             80
 Sterling Bancshares, Inc.                          9,725            141
 Sterling Financial Corp.                           3,200             85
 Suffolk Bancorp                                    3,100             98
 Susquehanna Bancshares, Inc.                      10,493            251
 SY Bancorp, Inc.                                   1,500             60
 Texas Regional Bancshares, Inc., Class A           3,965            186
 Tompkins Trustco, Inc.                             1,700             67
 Trust Co. of New Jersey                            4,900            115
 Trustco Bank Corp. of New York                    18,900            242
 UCBH Holdings, Inc.                                5,200            205
 UMB Financial Corp.                                4,581            218
 Umpqua Holdings Corp.                              5,300             89
 United Bankshares, Inc.                           11,500            342
 United National Bancorp of New Jersey              4,002             92
 Unizan Financial Corp.                             5,882            120
 USB Holding Co., Inc.                              3,194             50
 W. Holding Co., Inc.                               7,200            138
 Washington Trust Bancorp, Inc.                     3,200             64
 Wesbanco, Inc.                                     5,650            132
 West Coast Bancorp of Oregon                       4,300             65
 Westamerica Bancorporation                         8,600            383
 Whitney Holding Corp.                             10,562            376
 Wintrust Financial Corp.                           3,050             88
------------------------------------------------------------------------
                                                                  16,244
------------------------------------------------------------------------
Beverages - 0.1%
 Boston Beer Co., Inc., Class A *                   2,500             41
 Coca-Cola Bottling Co. Consolidated                  300             15
 Farmer Bros. Co.                                     229             79
 National Beverage Corp. *                          1,000             13
 Robert Mondavi (The) Corp., Class A *              2,200             79
------------------------------------------------------------------------
                                                                     227
------------------------------------------------------------------------
Biotechnology - 2.0%
 Acacia Research Corp. *                            5,210             42
 Aclara BioSciences, Inc. *                         9,500             20
 Advanced Tissue Sciences, Inc. *                  19,500             40
 Aksys Ltd. *                                       5,500             33
 Alexion Pharmaceuticals, Inc. *                    4,300             68
 Aphton Corp. *                                     4,600             36
 Applied Molecular Evolution, Inc. *                4,300             27
 Arena Pharmaceuticals, Inc. *                      4,800             37
 Ariad Pharmaceuticals, Inc. *                      7,600             33
 Arqule, Inc. *                                     5,100             44
 Avant Immunotherapeutics, Inc. *                  16,100             18
 Avigen, Inc. *                                     5,300             45
 Bio-Rad Laboratories, Inc., Class A *              4,400            195
 Bio-Technology General Corp. *                    15,500             78
 BioSphere Medical, Inc. *                          1,000              6
 Cambrex Corp.                                      5,992            262
 Cell Genesys, Inc. *                               9,200            128
 Charles River Laboratories International, Inc. *  11,200            412
 Ciphergen Biosystems, Inc. *                       4,400             21
 CryoLife, Inc. *                                   4,150            120
 Curis, Inc. *                                      8,600             11

See Notes to the Financial Statements.


             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 43 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                  NUMBER           VALUE
                                                 OF SHARES         (000S)
COMMON STOCKS - 97.9% - CONTINUED
Biotechnology - 2.0% - (continued)
 Cytogen Corp. *                                   21,200            $25
 Decode Genetics, Inc. *                            9,700             46
 Deltagen, Inc. *                                   3,400             15
 Digene Corp. *                                     3,100             72
 Diversa Corp. *                                    6,700             75
 Eden Bioscience Corp. *                            5,300             11
 Entremed, Inc. *                                   4,900             28
 Enzo Biochem, Inc. *                               6,050            111
 Exact Sciences Corp. *                             1,100             14
 Exelixis, Inc. *                                  10,500             81
 Genaissance Pharmaceuticals, Inc. *                4,800              7
 Gene Logic, Inc. *                                 7,100             92
 Genelabs Technologies, Inc. *                     10,800             21
 Genencor International, Inc. *                     2,600             29
 Genome Therapeutics Corp. *                        6,100             19
 Genzyme Corp. - Genzyme Biosurgery Division *      9,900             38
 Genzyme Transgenics Corp. *                        5,500              9
 Geron Corp. *                                      5,800             35
 Harvard Bioscience, Inc. *                         1,800             12
 Illumina, Inc. *                                   4,900             31
 Immunomedics, Inc. *                              10,000            117
 Incyte Genomics, Inc. *                           17,700            130
 Integra LifeSciences Holdings Corp. *              3,200             61
 InterMune, Inc. *                                  8,400            225
 Keryx Biopharmaceuticals, Inc. *                   3,300              9
 Kosan Biosciences, Inc. *                          3,600             33
 Large Scale Biology Corp. *                        3,400              4
 Lexicon Genetics, Inc. *                           9,000             55
 Martek Biosciences Corp. *                         4,400            107
 Maxim Pharmaceuticals, Inc. *                      6,200             25
 Maxygen, Inc. *                                    7,700             77
 Nanogen, Inc. *                                    3,600             11
 Neose Technologies, Inc. *                         3,100             33
 Northfield Laboratories, Inc. *                    2,800             12
 Novavax, Inc. *                                    4,000             18
 Orchid BioSciences, Inc. *                        14,400             20
 Organogenesis, Inc. *                              8,556              4
 Paradigm Genetics, Inc. *                          5,600              7
 Peregrine Pharmaceuticals, Inc. *                 29,300             49
 PRAECIS Pharmaceuticals, Inc. *                   13,600             46
 Regeneration Technologies, Inc. *                  3,400             18
 Regeneron Pharmaceuticals, Inc. *                  7,400            122
 Ribozyme Pharmaceuticals, Inc. *                   3,500              3
 Sangamo BioSciences, Inc. *                        2,900             18
 Seattle Genetics, Inc. *                           1,900              8
 Sequenom, Inc. *                                   7,700             38
 Serologicals Corp. *                               4,900             91
 Targeted Genetics Corp. *                         10,000             13
 Telik, Inc. *                                      5,600             67
 Texas Biotech Corp. *                             11,600             53
 Third Wave Technologies, Inc. *                    2,000              6
 Transgenomic, Inc. *                               3,400             17
 Transkaryotic Therapies, Inc. *                    8,000            302
 V.I. Technologies, Inc. *                          1,400              4
 Vical, Inc. *                                      5,300             39
------------------------------------------------------------------------
                                                                   4,289
------------------------------------------------------------------------
Building Materials - 0.9%
 Apogee Enterprises, Inc.                           7,500            105
 Armstrong Holdings, Inc. *                        10,200             31
 Butler Manufacturing Co.                           1,400             36
 Centex Construction Products, Inc.                 1,700             71
 Elcor Corp.                                        5,175            138
 Florida Rock Industries, Inc.                      5,050            195
 Genlyte Group, Inc. *                              3,200            135
 Lennox International, Inc.                        11,500            191
 LSI Industries, Inc.                               3,800             67
 Mestek, Inc. *                                       700             14
 NCI Building Systems, Inc. *                       4,300             88
 Nortek, Inc.                                       2,300             99
 Oglebay Norton Co. *                                 700              9
 Simpson Manufacturing Co., Inc. *                  2,000            126
 Texas Industries, Inc.                             5,600            211
 Trex Co., Inc. *                                   1,600             44
 U.S. Concrete, Inc. *                              5,100             29
 Universal Forest Products, Inc.                    2,800             69
 USG Corp. *                                        9,800             61
 York International Corp.                          10,300            365
------------------------------------------------------------------------
                                                                   2,084
------------------------------------------------------------------------
Chemicals - 2.1%
 Airgas, Inc. *                                    15,300            249
 Albemarle Corp.                                    6,700            214
 Arch Chemicals, Inc.                               5,400            126
 Chemfirst, Inc.                                    2,900             81
 Crompton Corp.                                    30,082            341

See Notes to the Financial Statements.


EQUITY PORTFOLIOS 44 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2002 (UNAUDITED)

                                                  NUMBER           VALUE
                                                 OF SHARES         (000S)
COMMON STOCKS - 97.9% - CONTINUED
Chemicals - 2.1% - (continued)
 Cytec Industries, Inc. *                          10,600           $328
 Ferro Corp.                                        7,600            223
 Fuller (H.B.) Co.                                  7,500            216
 Georgia Gulf Corp.                                 6,400            143
 IMC Global, Inc.                                  28,800            404
 International Specialty Products, Inc.             3,400             28
 MacDermid, Inc.                                    5,700            116
 Millennium Chemicals, Inc.                        16,800            239
 Minerals Technologies, Inc.                        5,400            284
 NL Industries, Inc.                                2,500             45
 Octel Corp. *                                      2,600             56
 Olin Corp.                                        10,000            197
 Omnova Solutions, Inc. *                          10,500             90
 PolyOne Corp.                                     20,600            239
 Quaker Chemical Corp.                              2,100             47
 RPM, Inc. of Ohio                                 30,000            472
 Schulman (A.), Inc.                                7,800            155
 Spartech Corp.                                     3,600             91
 Stepan Co.                                         1,700             46
 Symyx Technologies, Inc. *                         6,900            112
 Terra Industries, Inc. *                          10,300             21
 Uniroyal Technology Corp. *                        3,800              2
 Wellman, Inc.                                      7,100            117
------------------------------------------------------------------------
                                                                   4,682
------------------------------------------------------------------------
Commercial Services - 3.9%
 aaiPharma, Inc. *                                  2,700             54
 Aaron Rents, Inc.                                  3,700             94
 ABM Industries, Inc.                               9,740            176
 Actrade Financial Technologies Ltd. *              2,000             36
 Administaff, Inc. *                                6,000             77
 Albany Molecular Research, Inc. *                  5,600            117
 Arbitron, Inc. *                                   7,800            285
 Banta Corp.                                        6,700            230
 Boron Lepore & Associates, Inc. *                  2,100             33
 Bowne & Co., Inc.                                  8,800            127
 Bright Horizons Family Solutions, Inc. *           3,000             89
 Career Education Corp. *                          11,300            493
 CDI Corp. *                                        3,100             87
 Central Parking Corp.                              4,500            111
 Century Business Services, Inc. *                 20,900             72
 Chemed Corp.                                       2,400             88
 Clark/Bardes, Inc. *                               2,900             70
 Coinstar, Inc. *                                   5,700            163
 Computer Learning Centers *                           50              -
 Consolidated Graphics, Inc. *                      2,700             54
 Corinthian Colleges, Inc. *                        4,200            115
 Corporate Executive Board Co. *                    9,800            344
 Corvel Corp. *                                     1,700             58
 CoStar Group, Inc. *                               3,400             72
 CPI Corp.                                          1,800             32
 DiamondCluster International, Inc., Class A *      7,250             58
 Dollar Thrifty Automotive Group *                  6,000            139
 Edison Schools, Inc. *                             7,000              7
 Education Management Corp. *                       6,200            256
 Electro Rent Corp. *                               3,868             49
 Employee Solutions, Inc. *                           111              -
 Encompass Services Corp. *                        17,003             16
 First Consulting Group, Inc. *                     4,500             38
 Forrester Research, Inc. *                         3,600             73
 FTI Consulting, Inc. *                             3,900            119
 Gartner, Inc., Class A *                          20,700            237
 Heidrick & Struggles International, Inc. *         4,800            104
 Hooper Holmes, Inc.                               15,100            132
 ICT Group, Inc. *                                    700             14
 Insurance Auto Auctions, Inc. *                    3,200             62
 Integrated Electrical Services, Inc. *             8,100             45
 Interactive Data Corp. *                           9,600            163
 ITT Educational Services, Inc. *                   6,150            304
 Kelly Services, Inc., Class A                      4,200            109
 Kendle International, Inc. *                       2,600             32
 kforce, Inc. *                                     6,406             35
 Korn/Ferry International *                        10,000            107
 Kroll, Inc. *                                      4,000             94
 Labor Ready, Inc. *                               10,800             96
 Landauer, Inc.                                     2,100             82
 Learning Tree International, Inc. *                3,100             67
 Mail-Well, Inc. *                                  8,100             43
 Management Network Group, Inc. *                   2,700              8
 MAXIMUS, Inc. *                                    3,300            103
 McGrath Rentcorp                                   1,800             49
 MedQuist, Inc. *                                   2,716             75
 Memberworks, Inc. *                                2,400             41
 Midas, Inc.                                        4,000             54
 MPS Group, Inc. *                                 24,400            202

See Notes to the Financial Statements.


             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 45 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                  NUMBER           VALUE
                                                 OF SHARES         (000S)
COMMON STOCKS - 97.9% - CONTINUED
Commercial Services - 3.9% - (continued)
 National Processing, Inc. *                        1,800            $51
 Navigant Consulting, Inc. *                       10,600             72
 NCO Group, Inc. *                                  4,850            122
 New Horizons Worldwide, Inc. *                     1,800             19
 On Assignment, Inc. *                              5,600            120
 Parexel International Corp. *                      6,600             90
 PDI, Inc. *                                        2,100             41
 Plexus Corp. *                                    11,100            251
 Pre-Paid Legal Services, Inc. *                    3,900             94
 PRG-Schultz International, Inc. *                 13,000            182
 Rent-A-Center, Inc. *                              1,700             96
 Rent-Way, Inc. *                                   6,570             78
 Resources Connection, Inc. *                       1,800             46
 Right Management Consultants, Inc. *               2,550             70
 Rollins, Inc.                                      3,800             79
 Sotheby's Holdings, Inc., Class A *                5,400             76
 Sourcecorp *                                       3,800            113
 Spherion Corp. *                                  13,960            154
 Startek, Inc. *                                    2,100             56
 Stewart Enterprises, Inc., Class A *              25,700            154
 Strayer Education, Inc.                              850             50
 Sylvan Learning Systems, Inc. *                    8,100            223
 TeleTech Holdings, Inc. *                          9,600            114
 Trico Marine Services, Inc. *                      6,600             55
 Volt Information Sciences, Inc. *                  2,200             47
 Wackenhut Corrections Corp. *                      2,200             33
 Watson Wyatt & Co. Holdings *                      2,500             63
 Wireless Facilities, Inc. *                        6,300             30
------------------------------------------------------------------------
                                                                   8,669
------------------------------------------------------------------------
Computers - 2.4%
 3D Systems Corp. *                                 2,300             26
 Advanced Digital Information Corp. *              16,600            138
 Ansoft Corp. *                                     1,600             13
 Avant! Corp. *                                    10,175            190
 CACI International, Inc., Class A *                6,000            202
 Carreker Corp. *                                   4,600             45
 Catapult Communications Corp. *                    1,300             24
 CIBER, Inc. *                                     13,600            105
 Cognizant Technology Solutions Corp. *             2,100            102
 Concurrent Computer Corp. *                       16,400            104
 Covansys Corp. *                                   4,700             33
 Digimarc Corp. *                                   2,700             35
 Echelon Corp. *                                    6,200             80
 Electronics for Imaging, Inc. *                   14,300            234
 EpicEdge, Inc. *                                   3,200              -
 Factset Research Systems, Inc.                     5,500            179
 FalconStor Software, Inc. *                       11,900             59
 Handspring, Inc. *                                 5,700             10
 Hutchinson Technology, Inc. *                      6,700            106
 Imation Corp. *                                    8,800            255
 InFocus Corp. *                                   10,400            122
 Integral Systems, Inc. *                           2,400             55
 Intergraph Corp. *                                13,300            231
 InterVoice-Brite, Inc. *                           8,100             26
 Iomega Corp. *                                    13,900            175
 Kronos, Inc. *                                     5,300            218
 Lexar Media, Inc. *                                8,700             26
 Manhattan Associates, Inc. *                       3,900            108
 Maxwell Technologies, Inc.                         2,800             33
 MCSi, Inc. *                                       5,600             72
 Mercury Computer Systems, Inc. *                   5,000            137
 Micros Systems, Inc. *                             4,700            136
 MTS Systems Corp.                                  5,600             58
 Netscout Systems, Inc. *                           4,600             38
 Novadigm, Inc. *                                   3,500             25
 Nuance Communications, Inc. *                      7,100             32
 Numerical Technologies, Inc. *                     5,000             39
 NYFIX, Inc. *                                      6,300             60
 PEC Solutions, Inc. *                                400             11
 Perot Systems Corp., Class A *                    16,900            311
 Pomeroy Computer Resources, Inc. *                 2,700             40
 Radiant Systems, Inc. *                            3,950             51
 Radisys Corp. *                                    4,250             55
 Rainbow Technologies, Inc. *                       6,200             36
 Read-Rite Corp. *                                 32,000             76
 SCM Microsystems, Inc. *                           4,100             45
 Silicon Graphics, Inc. *                          52,400            152
 Silicon Storage Technology, Inc. *                20,400            220
 Simplex Solutions, Inc. *                          1,100             19
 SONICblue, Inc. *                                 24,900             35
 Sykes Enterprises, Inc. *                          6,100             58
 Synplicity, Inc. *                                 2,800             18
 Syntel, Inc. *                                     1,300             19
 Systems & Computer Technology Corp. *              8,300            119

See Notes to the Financial Statements.


EQUITY PORTFOLIOS 46 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2002 (UNAUDITED)

                                                  NUMBER           VALUE
                                                 OF SHARES         (000S)
COMMON STOCKS - 97.9% - CONTINUED
Computers - 2.4% - (continued)
 Talx Corp.                                         3,120            $57
 TiVo, Inc. *                                       4,700             21
 Virage Logic Corp. *                               2,300             29
 Wave Systems Corp., Class A *                     13,400             20
 Western Digital Corp. *                           50,400            232
 Xanser Corp. *                                     7,800             16
 Xybernaut Corp. *                                 15,300             14
------------------------------------------------------------------------
                                                                   5,185
------------------------------------------------------------------------
Cosmetics/personal Care - 0.0%
 Elizabeth Arden, Inc. *                            2,600             34
 Revlon, Inc., Class A *                            2,100             11
------------------------------------------------------------------------
                                                                      45
------------------------------------------------------------------------
Distribution/wholesale - 0.7%
 Advanced Marketing Services, Inc.                  3,350             59
 Aviall, Inc.                                       4,900             47
 Bell Microproducts, Inc. *                         4,400             45
 Brightpoint, Inc. *                               14,824              5
 Building Material Holding Corp. *                  3,400             52
 Daisytek International Corp. *                     4,700             67
 Handleman Co.                                      6,600             79
 Hughes Supply, Inc.                                6,300            251
 Owens & Minor, Inc.                                9,000            170
 Scansource, Inc. *                                 1,500             99
 SCP Pool Corp. *                                   5,100            149
 United Stationers, Inc.                            8,500            324
 Watsco, Inc.                                       4,500             77
 WESCO International, Inc. *                        5,200             37
------------------------------------------------------------------------
                                                                   1,461
------------------------------------------------------------------------
Diversified Financial Services - 1.2%
 Advanta Corp., Class A                             6,100             85
 Affiliated Managers Group, Inc. *                  5,900            409
 BKF Capital Group, Inc.                            1,500             45
 Charter Municipal Mortgage Acceptance Co.         10,700            185
 Cityscape Financial Corp. *                        2,500              -
 CompuCredit Corp. *                                3,000             21
 Credit Acceptance Corp. *                          3,400             46
 Doral Financial Corp.                              9,900            396
 DVI, Inc. *                                        3,300             65
 Federal Agricultural Mortgage Corp., Class C *     2,200             68
 Financial Federal Corp. *                          2,850             97
 Friedman Billings Ramsey Group, Inc., Class A *    5,900             57
 Gabelli Asset Management, Inc., Class A *          1,400             55
 Jefferies Group, Inc.                              6,000            282
 MicroFinancial, Inc.                               1,900             15
 New Century Financial Corp.                        2,800             76
 Raymond James Financial, Inc.                     10,200            342
 Search Financial Services, Inc. *                     91              -
 SoundView Technology Group, Inc. *                13,300             27
 Student Loan Corp.                                 1,100            102
 SWS Group, Inc.                                    3,577             74
 Westcorp                                           3,118             96
 WFS Financial, Inc. *                              2,800             84
 World Acceptance Corp. *                           3,200             27
------------------------------------------------------------------------
                                                                   2,654
------------------------------------------------------------------------
Electric - 1.6%
 Avista Corp.                                      12,650            177
 Central Vermont Public Service Corp.               3,100             53
 CH Energy Group, Inc.                              4,400            218
 Cleco Corp.                                       11,100            257
 DQE, Inc.                                         14,900            264
 El Paso Electric Co.                              13,400            197
 Empire District Electric Co.                       5,300            106
 Hawaiian Electric Industries, Inc.                 9,550            435
 Madison Gas & Electric Co.                         4,350            118
 Otter Tail Co.                                     6,600            198
 PNM Resources, Inc.                               10,400            271
 RGS Energy Group, Inc.                             9,200            368
 Sierra Pacific Resources                          27,168            189
 UIL Holdings Corp.                                 3,300            183
 Unisource Energy Corp.                             8,380            163
 WPS Resources Corp.                                8,300            341
------------------------------------------------------------------------
                                                                   3,538
------------------------------------------------------------------------
Electrical Components & Equipment - 1.1%
 Active Power, Inc. *                               8,600             38
 Advanced Energy Industries, Inc. *                 4,900            148
 American Superconductor Corp. *                    5,400             39
 Ametek, Inc.                                       8,700            328
 Artesyn Technologies, Inc. *                       9,096             69
 Beacon Power Corp. *                               8,818              3
 Belden, Inc.                                       6,600            144
 C&D Technologies, Inc.                             6,900            150
 Cymer, Inc. *                                      9,000            389
 Encore Wire Corp. *                                3,500             48
 Energy Conversion Devices, Inc. *                  3,800             77

See Notes to the Financial Statements.


             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 47 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                  NUMBER           VALUE
                                                 OF SHARES         (000S)
COMMON STOCKS - 97.9% - CONTINUED
Electrical Components & Equipment - 1.1% - (continued)
 General Cable Corp.                                8,800            $95
 GrafTech International Ltd. *                     15,100            174
 Intermagnetics General Corp. *                     3,706             89
 Littelfuse, Inc. *                                 5,300            129
 Magnetek, Inc. *                                   5,400             63
 Medis Technologies Ltd. *                          2,279             20
 Powell Industries, Inc. *                          1,700             36
 Proton Energy Systems, Inc. *                      8,800             40
 Rayovac Corp. *                                    5,400             99
 Research Frontiers, Inc. *                         2,600             36
 SatCon Technology Corp. *                          2,700              5
 SLI, Inc. *                                        6,175              3
 Universal Display Corp. *                          4,200             44
 Valence Technology, Inc. *                         8,600             17
 Vicor Corp. *                                      6,000             60
 Wilson Greatbatch Technologies, Inc. *             2,300             59
------------------------------------------------------------------------
                                                                   2,402
------------------------------------------------------------------------
Electronics - 2.4%
 Analogic Corp.                                     1,800             78
 BEI Technologies, Inc.                             2,900             48
 Bel Fuse, Inc., Class B                            2,300             62
 Benchmark Electronics, Inc. *                      6,300            189
 BMC Industries, Inc.                               7,200              9
 Brady Corp., Class A                               4,780            172
 Checkpoint Systems, Inc. *                         7,900            104
 Coherent, Inc. *                                   7,600            228
 CTS Corp.                                          8,818            140
 Cubic Corp.                                        4,100            111
 Daktronics, Inc. *                                 3,700             34
 DDi Corp. of California *                         11,000             30
 Dionex Corp. *                                     5,000            128
 DSP Group, Inc. *                                  6,400            125
 Duraswitch Industries, Inc. *                      1,200              8
 Electro Scientific Industries, Inc. *              7,300            192
 Excel Technology, Inc. *                           2,200             52
 FEI Co. *                                          4,100            110
 Fisher Scientific International, Inc. *           14,400            443
 Flir Systems, Inc. *                               3,200            142
 Identix, Inc. *                                   10,700             84
 II-VI, Inc. *                                      2,800             39
 Itron, Inc. *                                      4,200            122
 Keithley Instruments, Inc.                         1,600             29
 LeCroy Corp. *                                     2,200             31
 Manufacturers Services Ltd. *                      4,000             21
 Measurement Specialties, Inc. *                    2,600              9
 Mechanical Technology, Inc. *                      5,100              7
 Merix Corp. *                                      3,600             62
 Methode Electronics, Inc., Class A                 9,050             97
 Molecular Devices Corp. *                          3,800             72
 NU Horizons Electronics Corp. *                    3,900             34
 Park Electrochemical Corp.                         4,447            132
 Paxar Corp. *                                      8,932            153
 Pemstar, Inc. *                                    5,700              9
 Photon Dynamics, Inc. *                            4,500            182
 Pioneer Standard Electronics                       7,337             83
 Planar Systems, Inc. *                             2,800             64
 Recoton Corp. *                                    2,600              7
 Rogers Corp.                                       4,100            126
 SBS Technologies, Inc. *                           3,900             51
 Stoneridge, Inc. *                                 3,300             52
 Technitrol, Inc.                                   9,400            243
 Thomas & Betts Corp. *                            15,500            338
 Trimble Navigation Ltd. *                          7,500            135
 TTM Technologies, Inc. *                           3,200             26
 Varian, Inc. *                                     8,300            271
 Watts Industries, Inc., Class A                    4,100             76
 Woodhead Industries, Inc.                          2,800             45
 Woodward Governor Co.                              2,400            145
 X-Rite, Inc.                                       4,300             32
 Zygo Corp. *                                       3,800             50
------------------------------------------------------------------------
                                                                   5,232
------------------------------------------------------------------------
Energy-alternate Sources - 0.1%
 FuelCell Energy, Inc. *                            8,800            107
 H Power Corp. *                                    6,600              9
 Headwaters, Inc. *                                 6,500            112
 Millennium Cell, Inc. *                            4,300             12
 Syntroleum Corp. *                                 5,700             24
------------------------------------------------------------------------
                                                                     264
------------------------------------------------------------------------
Engineering & Construction - 0.4%
 Dycom Industries, Inc. *                          12,700            168
 EMCOR Group, Inc. *                                2,900            164
 Granite Construction, Inc.                         8,312            192
 Insituform Technologies, Inc., Class A *           6,200            156
 Perini Corp.                                       3,000             12

See Notes to the Financial Statements.


EQUITY PORTFOLIOS 48 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2002 (UNAUDITED)

                                                  NUMBER           VALUE
                                                 OF SHARES         (000S)
COMMON STOCKS - 97.9% - CONTINUED
Engineering & Construction - 0.4% - (continued)
 URS Corp.                                          3,700           $109
------------------------------------------------------------------------
                                                                     801
------------------------------------------------------------------------
Entertainment - 0.8%
 Alliance Gaming Corp. *                            8,600            112
 AMC Entertainment, Inc. *                          6,800             99
 Argosy Gaming Co. *                                6,000            206
 Championship Auto Racing Teams, Inc. *             3,100             29
 Churchill Downs, Inc.                                700             25
 Dover Downs Gaming & Entertainment, Inc.           2,980             40
 Dover Motorsports, Inc.                            4,300             26
 Gaylord Entertainment Co. *                        5,800            150
 Gtech Holdings Corp. *                            14,400            405
 Isle of Capri Casinos, Inc. *                      5,300            106
 Liberty Livewire Corp., Class A *                  1,500              5
 Magna Entertainment Corp., Class A *               6,000             47
 Penn National Gaming, Inc. *                       2,800            101
 Pinnacle Entertainment, Inc.                       4,900             52
 Scientific Games Corp., Class A *                  4,400             37
 Shuffle Master, Inc. *                             4,700             81
 Speedway Motorsports, Inc. *                       3,500             96
 Steinway Musical Instruments *                     1,600             35
 Trendwest Resorts, Inc. *                          1,950             46
 Vail Resorts, Inc. *                               2,100             39
 Zomax, Inc. *                                      7,800             37
------------------------------------------------------------------------
                                                                   1,774
------------------------------------------------------------------------
Environmental Control - 0.5%
 Calgon Carbon Corp.                                8,800             74
 Casella Waste Systems, Inc., Class A *             4,800             55
 Catalytica Energy Systems, Inc. *                  4,600             17
 Ionics, Inc. *                                     4,600            112
 Mine Safety Appliances Co.                         2,300            103
 Stericycle, Inc. *                                 4,300            296
 Tetra Tech, Inc. *                                13,032            189
 TRC Cos., Inc. *                                   2,100             58
 Waste Connections, Inc. *                          7,300            248
------------------------------------------------------------------------
                                                                   1,152
------------------------------------------------------------------------
Food - 2.3%
 American Italian Pasta Co., Class A *              4,500            221
 Arden Group, Inc., Class A *                         400             22
 Aurora Foods, Inc. *                               6,500             13
 Corn Products International, Inc.                  9,400            319
 Dean Foods Co. *                                  23,112            843
 Del Monte Foods Co. *                              6,600             67
 Dole Food Co.                                     11,200            373
 Dreyer's Grand Ice Cream, Inc.                     5,200            228
 Fleming Cos., Inc.                                11,100            246
 Flowers Foods, Inc. *                              6,750            173
 Great Atlantic & Pacific Tea Co. *                 5,100            118
 Green Mountain Coffee, Inc. *                      1,200             29
 Hain Celestial Group, Inc. *                       6,200            106
 Ingles Markets, Inc., Class A                      2,600             31
 International Multifoods Corp. *                   4,100            109
 Interstate Bakeries Corp.                          7,600            206
 J & J Snack Foods Corp. *                          1,600             58
 Lance, Inc.                                        6,300             99
 Nash-Finch Co.                                     2,900             90
 Pathmark Stores, Inc. *                            8,000            180
 Performance Food Group Co. *                      11,600            435
 Pilgrims Pride Corp., Class B                      3,999             58
 Ralcorp Holdings, Inc. *                           8,000            225
 Riviana Foods, Inc.                                1,500             36
 Ruddick Corp.                                      8,100            131
 Sanderson Farms, Inc.                              1,200             31
 Seaboard Corp.                                       100             26
 Sensient Technologies Corp.                       12,600            301
 Smucker (J.M.) (The) Co.                           5,100            170
 Spartan Stores, Inc. *                             5,300             29
 United Natural Foods, Inc. *                       2,500             57
 Wild Oats Markets, Inc. *                          4,300             63
------------------------------------------------------------------------
                                                                   5,093
------------------------------------------------------------------------
Forest Products & Paper - 0.8%
 Buckeye Technologies, Inc. *                       5,800             60
 Caraustar Industries, Inc.                         6,900             89
 Deltic Timber Corp.                                2,600             83
 Glatfelter (P.H) Co.                               3,400             64
 Longview Fibre Co.                                13,600            136
 Louisiana-Pacific Corp. *                         27,800            293
 Pope & Talbot, Inc.                                4,200             68
 Potlatch Corp.                                     7,500            257
 Rayonier, Inc.                                     7,300            384
 Rock-Tenn Co., Class A                             3,170             59
 Schweitzer-Mauduit International, Inc.             4,000            114
 Wausau-Mosinee Paper Corp.                        12,291            165
------------------------------------------------------------------------
                                                                   1,772
------------------------------------------------------------------------

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 49 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (CONTINUED)

                                                   NUMBER           VALUE
                                                  OF SHARES         (000S)
COMMON STOCKS - 97.9% - CONTINUED
Gas - 1.7%
 AGL Resources, Inc.                               14,800           $339
 Atmos Energy Corp.                                10,950            253
 Cascade Natural Gas Corp.                          2,900             68
 Energen Corp.                                      8,200            223
 Laclede Group, Inc.                                5,000            123
 New Jersey Resources Corp.                         7,150            218
 Northwest Natural Gas Co.                          6,700            196
 Northwestern Corp.                                 7,278            128
 NUI Corp.                                          4,100            104
 ONEOK, Inc.                                       14,300            297
 Peoples Energy Corp.                               9,400            370
 Piedmont Natural Gas Co., Inc.                     8,176            294
 Semco Energy, Inc.                                 4,887             38
 South Jersey Industries, Inc.                      3,120            110
 Southern Union Co. *                               8,782            148
 Southwest Gas Corp.                                7,900            192
 UGI Corp.                                          7,300            226
 WGL Holdings, Inc.                                12,900            344
------------------------------------------------------------------------
                                                                   3,671
------------------------------------------------------------------------
Hand/machine Tools - 0.5%
 Baldor Electric Co.                                6,293            153
 Franklin Electric Co., Inc.                        2,236            107
 Kennametal, Inc.                                   8,300            333
 Lincoln Electric Holdings, Inc.                    8,400            235
 Milacron, Inc.                                     4,200             52
 Regal-Beloit Corp.                                 5,100            129
------------------------------------------------------------------------
                                                                   1,009
------------------------------------------------------------------------
Healthcare-Products - 2.9%
 Abiomed, Inc. *                                    3,900             29
 Advanced Neuromodulation Systems, Inc. *           1,800             57
 Align Technology, Inc. *                           2,700             10
 American Medical Systems Holdings, Inc. *          8,500            195
 Arrow International, Inc.                          3,000            138
 Arthrocare Corp. *                                 5,400             61
 Aspect Medical Systems, Inc. *                     3,300             16
 ATS Medical, Inc. *                                5,900             10
 Biosite, Inc. *                                    3,300             99
 Britesmile, Inc. *                                 3,800             15
 Bruker Daltonics, Inc. *                          12,200             89
 Cardiodynamics International Corp. *               7,800             26
 Cerus Corp. *                                      3,000            130
 Closure Medical Corp. *                            1,400             22
 Columbia Laboratories, Inc. *                      7,100             38
 Computerized Thermal Imaging, Inc. *              17,400             13
 Conceptus, Inc. *                                  2,600             48
 Conmed Corp. *                                     6,275            149
 Cooper Cos., Inc.                                  3,800            190
 Cyberonics, Inc. *                                 5,200             79
 Datascope Corp.                                    3,100             90
 Diagnostic Products Corp.                          5,700            287
 Edwards Lifesciences Corp. *                      15,800            376
 Endocare, Inc. *                                   4,400             64
 Haemonetics Corp. *                                5,300            159
 I-Stat Corp. *                                     4,800             22
 ICU Medical, Inc. *                                2,500             87
 IDEXX Laboratories, Inc. *                         9,000            284
 Igen International, Inc. *                         3,700            142
 Inamed Corp. *                                     3,900            127
 Intuitive Surgical, Inc. *                         8,200             77
 Invacare Corp.                                     5,500            208
 Luminex Corp. *                                    4,300             28
 Med-Design Corp. *                                 2,000             33
 Mentor Corp.                                       5,564            213
 Microvision, Inc. *                                2,900             22
 North American Scientific, Inc. *                  1,900             23
 Novoste Corp. *                                    4,000             26
 Ocular Sciences, Inc. *                            4,500            127
 OraSure Technologies, Inc. *                       7,000             47
 Palomar Medical Technologies *                       231              -
 PolyMedica Corp. *                                 3,100            112
 Possis Medical, Inc. *                             4,600             62
 PSS World Medical, Inc. *                         18,925            156
 Respironics, Inc. *                                8,755            304
 Sola International, Inc. *                         6,200             74
 SonoSite, Inc. *                                   2,700             44
 SRI/Surgical Express, Inc. *                         500              7
 Steris Corp. *                                    17,500            370
 SurModics, Inc. *                                  3,500            119
 Sybron Dental Specialties, Inc. *                 10,100            227
 Techne Corp. *                                    11,000            346
 Thoratec Corp. *                                   9,791             93
 TriPath Imaging, Inc. *                            6,600             25
 Urologix, Inc. *                                   3,000             47
 Vasomedical, Inc. *                               15,200             27

See Notes to the Financial Statements.


EQUITY PORTFOLIOS 50 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2002 (UNAUDITED)


                                                             NUMBER        VALUE
                                                           OF SHARES       (000S)

         COMMON STOCKS - 97.9% - CONTINUED

         Healthcare-Products - 2.9% - (continued)
          Ventana Medical Systems, Inc. *                    3,200           $72
          Visx, Inc. *                                      13,100           179
          Vital Signs, Inc.                                  1,400            56
          West Pharmaceutical Services, Inc.                 2,623            75
          Zoll Medical Corp. *                               2,400            85
         -----------------------------------------------------------------------
                                                                           6,336
         -----------------------------------------------------------------------
         Healthcare-Services - 2.3%
          American Healthways, Inc. *                        3,150            80
          Ameripath, Inc. *                                  7,300           215
          Amsurg Corp. *                                     5,300           170
          Apria Healthcare Group, Inc. *                    10,800           256
          Beverly Enterprises, Inc. *                       25,800           201
          CLC Healthcare, Inc. *                               330             -
          Cobalt Corp.                                       2,400            49
          Covance, Inc. *                                   16,050           293
          Coventry Health Care, Inc. *                      15,600           484
          Dianon Systems, Inc. *                             2,521           163
          Dynacq International, Inc. *                       1,200            16
          Gentiva Health Services, Inc. *                    5,400           138
          Impath, Inc. *                                     4,300           101
          LifePoint Hospitals, Inc. *                       10,500           409
          Magellan Health Services *                         6,400            34
          Mid Atlantic Medical Services, Inc. *             12,600           452
          National Healthcare Corp. *                        2,200            39
          Option Care, Inc. *                                2,500            32
          PacifiCare Health Systems, Inc. *                  7,600           211
          Pediatrix Medical Group, Inc. *                    5,600           213
          Province Healthcare Co. *                         12,600           321
          RehabCare Group, Inc. *                            4,200           112
          Renal Care Group, Inc. *                          13,050           440
          Select Medical Corp. *                             2,500            38
          Sierra Health Services *                           6,400           120
          Specialty Laboratories *                           1,400            10
          Sunrise Assisted Living, Inc. *                    4,700           137
          U.S. Oncology, Inc. *                             25,222           218
          U.S. Physical Therapy, Inc. *                      1,200            22
         -----------------------------------------------------------------------
                                                                           4,974
         -----------------------------------------------------------------------
         Holdings Companies - Diversified - 0.1%
          Resource America, Inc., Class A                    4,100            47
          Walter Industries, Inc.                            8,100           116
         -----------------------------------------------------------------------
                                                                             163
         -----------------------------------------------------------------------
         Home Builders - 1.6%
          Beazer Homes USA, Inc. *                           2,937          $230
          Champion Enterprises, Inc. *                      12,904           103
          Coachmen Industries, Inc.                          3,800            65
          Fleetwood Enterprises, Inc. *                      9,300            97
          Hovnanian Enterprises, Inc., Class A *             3,900           125
          KB HOME                                           10,900           562
          M/I Schottenstein Homes, Inc.                      1,500            96
          MDC Holdings, Inc.                                 4,914           219
          Meritage Corp.                                     1,700            72
          Monaco Coach Corp. *                               6,100           155
          Newmark Homes Corp. *                                600            10
          NVR, Inc.                                          1,600           529
          Palm Harbor Homes, Inc. *                          4,320            98
          Ryland Group, Inc.                                 7,000           378
          Skyline Corp.                                      1,700            59
          Standard Pacific Corp.                             6,800           224
          Toll Brothers, Inc. *                             12,100           357
          Winnebago Industries, Inc.                         3,400           151
         -----------------------------------------------------------------------
                                                                           3,530
         -----------------------------------------------------------------------
         Home Furnishings - 0.9%
          American Woodmark Corp.                            1,500            97
          Applica, Inc.                                      4,700            48
          Bassett Furniture Industries, Inc.                 2,700            50
          Bush Industries, Inc., Class A                     2,200            22
          Fedders Corp.                                      6,760            19
          Furniture Brands International, Inc. *            14,700           556
          Harman International Industries, Inc.              8,620           477
          Kimball International, Inc., Class B               8,900           147
          La-Z-Boy, Inc.                                    12,900           361
          Parkervision, Inc. *                               2,200            51
          Salton, Inc. *                                     1,550            22
          Stanley Furniture Co., Inc. *                      1,400            44
          Universal Electronics, Inc. *                      3,700            63
         -----------------------------------------------------------------------
                                                                           1,957
         -----------------------------------------------------------------------
         Household Products/Wares - 1.6%
          American Greetings Corp., Class A                 17,000           351
          Blyth, Inc.                                        8,700           243
          Church & Dwight Co., Inc.                          9,700           337
          CSS Industries, Inc. *                             1,000            37
          Dial (The) Corp.                                  25,200           509
          Fossil, Inc. *                                     3,400           105
          Harland (John H.) Co.                              7,800           255

See Notes to the Financial Statements.


             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 51 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                             NUMBER        VALUE
                                                           OF SHARES       (000S)
         COMMON STOCKS - 97.9% - CONTINUED

         Household Products/Wares - 1.6% - (continued)
          New England Business Service, Inc.                 3,100           $82
          Pennzoil-Quaker State Co.                         21,200           458
          Playtex Products, Inc. *                           7,100            96
          Russ Berrie & Co., Inc.                            2,500            85
          Scotts (The) Co., Class A *                        4,200           197
          Standard Register Co.                              3,500           116
          Tupperware Corp.                                  13,800           305
          Wallace Computer Services, Inc.                   10,300           221
          WD-40 Co.                                          4,230           120
          Yankee Candle Co., Inc. *                          4,000            88
         -----------------------------------------------------------------------
                                                                           3,605
         -----------------------------------------------------------------------
         Housewares - 0.2%
          Libbey, Inc.                                       4,100           142
          National Presto Industries, Inc.                   1,200            37
          Oneida Ltd.                                        3,750            68
          Toro Co.                                           3,300           190
         -----------------------------------------------------------------------
                                                                             437
         -----------------------------------------------------------------------
         Insurance - 2.8%
          Alfa Corp.                                        10,400           286
          American Physicians Capital, Inc. *                2,700            45
          AmerUs Group Co.                                  10,700           379
          Argonaut Group, Inc.                               5,700           122
          Baldwin & Lyons, Inc., Class B                     1,700            39
          Brown & Brown, Inc.                               12,300           438
          Citizens, Inc. *                                   5,995            54
          CNA Surety Corp.                                   4,100            62
          Commerce Group, Inc.                               6,600           260
          Crawford & Co., Class B                            9,250           105
          Delphi Financial Group, Inc., Class A              3,499           147
          FBL Financial Group, Inc., Class A                 3,100            61
          First American Corp.                              18,150           403
          Great American Financial Resources, Inc.           1,524            27
          Harleysville Group, Inc.                           7,900           214
          HealthExtras, Inc. *                               3,300            17
          Hilb, Rogal & Hamilton Co.                         7,500           309
          Horace Mann Educators Corp.                       10,800           220
          Kansas City Life Insurance Co.                     1,600            59
          Landamerica Financial Group, Inc.                  4,900           159
          MEEMIC Holdings, Inc. *                              300             8
          Midland Co.                                        1,000            47
          National Western Life Insurance Co., Class A *       600            66
          NYMAGIC, Inc. *                                      900            16
          Ohio Casualty Corp. *                             14,900          $312
          Philadelphia Consolidated Holding Co. *            3,100           131
          Pico Holdings, Inc. *                              2,800            42
          PMA Capital Corp., Class A                         6,400           123
          Presidential Life Corp.                            5,800           128
          ProAssurance Corp. *                               6,087           110
          RLI Corp.                                          1,781            96
          SCPIE Holdings, Inc.                               2,500            22
          Selective Insurance Group, Inc.                    6,800           184
          Stancorp Financial Group, Inc.                     7,900           464
          State Auto Financial Corp.                         3,300            53
          Stewart Information Services Corp. *               3,300            66
          Triad Guaranty, Inc. *                             1,800            85
          UICI *                                            10,400           184
          United Fire & Casualty Co.                         1,700            57
          Universal American Financial Corp. *              12,000            86
          Vesta Insurance Group, Inc.                        9,200            39
          W.R. Berkley Corp.                                 5,600           330
          Zenith National Insurance Corp.                    2,200            70
         -----------------------------------------------------------------------
                                                                           6,125
         -----------------------------------------------------------------------
         Internet - 2.0%
          1-800 Contacts, Inc. *                             1,800            27
          1-800-FLOWERS.COM, Inc. *                          2,200            25
          Agile Software Corp. *                             8,200            68
          Akamai Technologies, Inc. *                       19,600            39
          Alloy, Inc. *                                      4,000            54
          America Online Latin America, Inc., Class A *      5,900             5
          Answerthink, Inc. *                               10,300            54
          Art Technology Group, Inc. *                      14,500            19
          AsiaInfo Holdings, Inc. *                          7,300            91
          Avocent Corp. *                                   11,865           268
          Blue Martini Software, Inc. *                      7,700             5
          Braun Consulting, Inc. *                           2,500            13
          Cacheflow, Inc. *                                  5,900             4
          Centillium Communications, Inc. *                  6,800            49
          Centra Software, Inc. *                            5,800            14
          Chordiant Software, Inc. *                         7,700            24
          Click Commerce, Inc. *                             4,800             3
          Commerce One, Inc. *                              75,900            57
          Corillian Corp. *                                  5,200            10
          Digex, Inc. *                                      5,800             4
          Digital Insight Corp. *                            7,500           107

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 52 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2002 (UNAUDITED)

                                                             NUMBER        VALUE
                                                           OF SHARES       (000S)

         COMMON STOCKS - 97.9% - CONTINUED
         Internet - 2.0% - (continued)
          Digitalthink, Inc. *                               6,000            $9
          Digitas, Inc. *                                    2,300             9
          Divine, Inc., Class A *                            3,296            17
          Docent, Inc. *                                     9,800            18
          E.piphany, Inc. *                                 16,600            69
          Engage, Inc. *                                    11,600             2
          Entrust, Inc. *                                   12,600            50
          eSPEED, Inc., Class A *                            4,200            48
          Extensity, Inc. *                                  4,000             5
          F5 Networks, Inc. *                                5,100            60
          Freemarkets, Inc. *                                8,100           125
          FTD.com, Inc. *                                    2,200            11
          Genuity, Inc., Class A *                           2,340            16
          GlobalSCAPE, Inc. *                                  785             -
          GSI Commerce, Inc. *                               3,700            51
          I-many, Inc. *                                    10,400            45
          Ibasis, Inc. *                                     8,800             5
          IndyMac Bancorp, Inc. *                           16,000           370
          Infospace, Inc. *                                 64,900            53
          Inktomi Corp. *                                   33,500            59
          Interland, Inc. *                                 14,400            44
          Internap Network Services Corp. *                 40,200            17
          Internet Capital Group, Inc. *                    51,000            16
          ITXC Corp. *                                       6,300            37
          Kana Software, Inc. *                              4,880            25
          Keynote Systems, Inc. *                            6,400            51
          Liberate Technologies *                           28,400           115
          Loudcloud, Inc. *                                  6,600            10
          Macromedia, Inc. *                                15,700           349
          Matrixone, Inc. *                                  8,300            50
          McAfee.com Corp. *                                 1,500            22
          Multex.com, Inc. *                                 7,300            24
          Net.B@nk, Inc. *                                  11,200           149
          Net2Phone, Inc. *                                  4,700            25
          Netegrity, Inc. *                                  6,850            48
          Netratings, Inc. *                                 1,900            21
          Overture Services, Inc. *                          5,200           101
          PC-Tel, Inc. *                                     3,600            26
          Portal Software, Inc. *                           26,500            32
          Priceline.com, Inc. *                             27,800           112
          Procurenet, Inc. *                                10,500             -
          ProQuest Co. *                                     3,600           144
          QRS Corp. *                                        3,600           $35
          Register.com, Inc. *                               5,200            41
          S1 Corp. *                                        17,200           130
          Saba Software, Inc. *                              6,900            17
          Safeguard Scientifics, Inc. *                     31,300            62
          Sapient Corp. *                                   21,600            32
          Secure Computing Corp. *                           7,600            82
          Seebeyond Technology Corp. *                       8,500            27
          Selectica, Inc. *                                  4,400            16
          SkillSoft Corp. *                                  1,400            26
          SonicWALL, Inc. *                                 11,000            67
          Stamps.com, Inc. *                                 9,400            43
          Stellent, Inc. *                                   5,000            28
          SupportSoft, Inc. *                                5,800            17
          TriZetto Group (The), Inc. *                       6,000            59
          Verity, Inc. *                                     7,600            70
          VerticalNet, Inc. *                               18,200             6
          Vitria Technology, Inc. *                         18,800            23
          WatchGuard Technologies, Inc. *                    6,800            34
          WebEx Communications, Inc. *                       4,800            67
          webMethods, Inc. *                                 6,400            58
          Websense, Inc. *                                   4,400           130
          Zixit Corp.                                        3,500            15
         -----------------------------------------------------------------------
                                                                           4,465
         -----------------------------------------------------------------------
         Investment Companies - 0.1%
          American Capital Strategies Ltd.                   9,000           269
          Medallion Financial Corp.                          3,700            17
         -----------------------------------------------------------------------
                                                                             286
         -----------------------------------------------------------------------
         Iron/Steel - 0.3%
          Bethlehem Steel Corp.                             34,806            14
          Carpenter Technology Corp.                         5,200           152
          Cleveland Cliffs, Inc.                             2,500            71
          Gibraltar Steel Corp.                              1,800            43
          Oregon Steel Mills, Inc. *                         6,900            39
          Reliance Steel & Aluminum Co.                      6,375           197
          Roanoke Electric Steel Corp.                       2,900            40
          Ryerson Tull, Inc.                                 5,893            64
          Steel Dynamics, Inc. *                             6,700           119
         -----------------------------------------------------------------------
                                                                             739
         -----------------------------------------------------------------------
         Leisure Time - 0.6%
          Ambassadors International, Inc. *                  1,900            18
          Arctic Cat, Inc.                                   4,250            85

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 53 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                             NUMBER        VALUE
                                                           OF SHARES       (000S)

         COMMON STOCKS - 97.9% - CONTINUED

         Leisure Time - 0.6% - (continued)
          Bally Total Fitness Holding Corp. *                7,900          $163
          K2, Inc. *                                         4,800            40
          Nautilus Group, Inc. *                             7,912           289
          Navigant International, Inc. *                     3,500            53
          Pegasus Solutions, Inc. *                          6,600            97
          Polaris Industries, Inc.                           6,100           424
          ResortQuest International, Inc. *                  4,300            28
          Thor Industries, Inc.                              1,983           138
          WMS Industries, Inc. *                             5,300            74
         -----------------------------------------------------------------------
                                                                           1,409
         -----------------------------------------------------------------------
         Lodging - 0.7%
          Ameristar Casinos, Inc. *                            900            26
          Aztar Corp. *                                      9,200           190
          Boca Resorts, Inc., Class A *                      7,600            98
          Boyd Gaming Corp. *                                8,000           117
          Choice Hotels International, Inc. *                8,900           205
          Crestline Capital Corp. *                          3,600           122
          Hollywood Casino Corp., Class A *                  2,700            35
          La Quinta Corp. *                                 34,200           257
          Marcus Corp.                                       4,659            68
          MTR Gaming Group, Inc. *                           5,200            84
          Prime Hospitality Corp.                           11,900           151
          Station Casinos, Inc. *                            8,900           148
          Wyndham International, Inc., Class A *            40,200            46
         -----------------------------------------------------------------------
                                                                           1,547
         -----------------------------------------------------------------------
         Machinery - Construction & Mining - 0.2%
          Astec Industries, Inc. *                           4,100            69
          JLG Industries, Inc.                              11,200           154
          Terex Corp.                                       11,600           295
         -----------------------------------------------------------------------
                                                                             518
         -----------------------------------------------------------------------
         Machinery - Diversified - 2.0%
          AGCO Corp. *                                      18,100           376
          Albany International Corp., Class A                4,170           109
          Applied Industrial Technologies, Inc.              4,500            89
          Briggs & Stratton Corp.                            5,800           238
          Brooks-PRI Automation, Inc. *                      8,628           260
          Cognex Corp. *                                     8,600           197
          Flow International Corp. *                         3,500            32
          Flowserve Corp. *                                 14,178           453
          Gardner Denver, Inc. *                             3,850            88
          Gerber Scientific, Inc. *                          4,900            20
          Gorman-Rupp Co.                                    2,000            58
          Graco, Inc.                                        8,417          $361
          IDEX Corp.                                         8,225           312
          Kadant, Inc. *                                     3,220            51
          Lindsay Manufacturing Co.                          2,650            61
          Manitowoc Co. (The), Inc.                          6,487           256
          NACCO Industries, Inc., Class A                    1,700           116
          Nordson Corp.                                      6,300           179
          Presstek, Inc. *                                   8,200            54
          Robbins & Myers, Inc.                              2,148            52
          Sauer-Danfoss, Inc.                                2,700            27
          Stewart & Stevenson Services, Inc.                 6,700           113
          Surebeam Corp., Class A *                          2,100            13
          Tecumseh Products Co., Class A                     4,000           186
          Tennant Co.                                        2,400            95
          Thomas Industries, Inc.                            4,050           117
          UNOVA, Inc. *                                     11,900            81
          Wabtec Corp.                                       6,494            89
          Zebra Technologies Corp., Class A *                7,100           409
         -----------------------------------------------------------------------
                                                                           4,492
         -----------------------------------------------------------------------
         Media - 1.6%
          4Kids Entertainment, Inc. *                        2,200            40
          Ackerley Group, Inc. *                             4,000            75
          ACTV, Inc. *                                      10,600            15
          Beasley Broadcast Group, Inc., Class A *           2,000            29
          Crown Media Holdings, Inc., Class A *              7,000            70
          Cumulus Media, Inc., Class A *                     7,900           170
          Digital Generation Systems *                       9,400             9
          Fisher Communications, Inc.                        1,100            52
          Gray Communications System                         2,400            40
          Information Holdings, Inc. *                       5,200           146
          Journal Register Co. *                             7,000           149
          Lee Enterprises, Inc.                             11,700           431
          Liberty Corp.                                      4,500           184
          Lodgenet Entertainment Corp. *                     2,500            44
          Lynch Interactive Corp. *                            600            21
          Martha Stewart Living Omnimedia, Inc., Class A *   2,300            45
          Media General, Inc., Class A                       3,300           215
          Metromedia International Group, Inc. *            19,657             1
          On Command Corp. *                                 1,500             5
          Paxson Communications Corp. *                      8,400            77
          Pegasus Communications Corp. *                    11,400            16
          Playboy Enterprises, Inc., Class B *               3,500            52

 See Notes to the Financial Statements.

EQUITY PORTFOLIOS 54 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2002 (UNAUDITED)

                                                             NUMBER        VALUE
                                                           OF SHARES       (000S)
         COMMON STOCKS - 97.9% - CONTINUED

         Media - 1.6% - (continued)
          Private Media Group, Inc. *                        3,800           $19
          Pulitzer, Inc.                                     2,200           110
          Regent Communications, Inc. *                      5,300            41
          Saga Communications, Inc., Class A *               2,575            69
          Salem Communications Corp., Class A *              2,300            68
          Scholastic Corp. *                                 8,100           385
          Sinclair Broadcast Group, Inc., Class A *          6,500            96
          Sirius Satellite Radio, Inc. *                    17,100            68
          Spanish Broadcasting System, Inc., Class A *       9,800           142
          UnitedGlobalCom, Inc., Class A *                  20,300            94
          Value Line, Inc.                                     400            18
          Wiley (John) & Sons, Inc., Class A                12,100           312
          World Wrestling Federation Entertainment, Inc. *   3,100            45
          XM Satellite Radio Holdings, Inc., Class A *       5,100            44
          Young Broadcasting, Inc., Class A *                4,000            81
         -----------------------------------------------------------------------
                                                                           3,478
         -----------------------------------------------------------------------
         Metal Fabrication/Hardware - 0.8%
          Castle (A.M.) & Co.                                1,800            19
          CIRCOR International, Inc.                         2,300            51
          Commercial Metals Co.                              3,066           141
          Kaydon Corp.                                       7,500           194
          Ladish Co., Inc. *                                 2,400            26
          Lawson Products, Inc.                              1,300            40
          Maverick Tube Corp. *                              9,300           144
          Mueller Industries, Inc. *                         7,900           262
          NN, Inc.                                           3,100            33
          NS Group, Inc.                                     4,600            39
          Penn Engineering & Manufacturing Corp.             3,200            57
          Quanex Corp.                                       3,600           130
          ROHN Industries, Inc.                              4,600             2
          Timken (The) Co.                                  13,200           296
          Valmont Industries, Inc.                           3,600            68
          Wolverine Tube, Inc. *                             2,100            18
          Worthington Industries, Inc.                      18,000           274
         -----------------------------------------------------------------------
                                                                           1,794
         -----------------------------------------------------------------------
         Mining - 0.3%
          Amcol International Corp.                          5,400            31
          Brush Engineered Materials, Inc. *                 4,400            57
          Century Aluminum Co.                               3,300            54
          RTI International Metals, Inc.                     5,500            62
          Southern Peru Copper Corp.                         3,700            52
          Stillwater Mining Co. *                           11,500           204
          Titanium Metals Corp. *                            5,200           $20
          Tremont Corp.                                        300             9
          USEC, Inc.                                        21,600           162
         -----------------------------------------------------------------------
                                                                             651
         -----------------------------------------------------------------------
         Miscellaneous Manufacturing - 2.3%
          A.O. Smith Corp.                                   2,700            80
          Acuity Brands, Inc.                               11,000           186
          Ameron International Corp.                         1,000            71
          Aptargroup, Inc.                                   8,600           322
          Barnes Group, Inc.                                 4,300           100
          Carlisle Cos., Inc.                                8,100           301
          Clarcor, Inc.                                      5,950           183
          Concord Camera Corp. *                             6,400            44
          CoorsTek, Inc. *                                   2,200            74
          Cuno, Inc. *                                       4,050           140
          Donaldson Co., Inc.                               10,400           411
          ESCO Technologies, Inc. *                          2,900           103
          Federal Signal Corp.                              12,000           304
          Foamex International, Inc. *                       4,400            49
          Griffon Corp. *                                    7,060           122
          Harsco Corp.                                      10,700           427
          Hexcel Corp.                                       6,400            30
          Lancaster Colony Corp.                             7,400           287
          Lydall, Inc. *                                     4,000            61
          Matthews International Corp., Class A              8,000           200
          Myers Industries, Inc.                             4,395            69
          Nanophase Technologies Corp. *                     3,100            17
          Osmonics, Inc. *                                   2,800            45
          Pittston Brink's Group                            14,430           390
          Quixote Corp.                                      1,700            30
          Roper Industries, Inc.                             7,900           308
          SPS Technologies, Inc. *                           2,628            96
          Standex International Corp.                        2,900            75
          Sturm Ruger & Co., Inc.                            5,200            72
          Tredegar Corp.                                     4,200            97
          Trinity Industries, Inc.                          12,200           229
          U.S. Industries, Inc. *                           19,800            80
         -----------------------------------------------------------------------
                                                                           5,003
         -----------------------------------------------------------------------
         Office Furnishings - 0.1%
          CompX International, Inc.                          1,000            13
          Interface, Inc., Class A                          12,000           108
         -----------------------------------------------------------------------
                                                                             121
         -----------------------------------------------------------------------


See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 55 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)


                                                             NUMBER            VALUE
                                                           OF SHARES          (000S)
         COMMON STOCKS - 97.9% - CONTINUED

         Office/Business Equipment - 0.2%
          Global Imaging System, Inc. *                      2,100           $36
          IKON Office Solutions, Inc.                       38,100           356
         -----------------------------------------------------------------------
                                                                             392
         -----------------------------------------------------------------------
         OIL & GAS - 2.0%
          3TEC Energy Corp. *                                3,900            59
          ATP Oil & Gas Corp. *                              1,600             6
          Atwood Oceanics, Inc. *                            2,400           108
          Berry Petroleum Co., Class A                       4,400            76
          Brown (Tom), Inc. *                                8,900           243
          Cabot Oil & Gas Corp., Class A                     7,900           181
          Callon Petroleum Co. *                             2,300            12
          Chesapeake Energy Corp.                           37,354           281
          Chiles Offshores, Inc. *                           2,200            59
          Clayton Williams Energy, Inc. *                    1,200            15
          Comstock Resources, Inc. *                         6,000            50
          Denbury Resources, Inc. *                          5,100            47
          EEX Corp.                                          8,300            17
          Emex Corp. *                                       3,616             3
          Encore Acquisition Co. *                           1,900            29
          Energy Partners Ltd. *                             6,000            45
          Evergreen Resources, Inc. *                        4,500           201
          Frontier Oil Corp.                                 6,800           109
          Grey Wolf, Inc. *                                 38,000           171
          Holly Corp.                                        2,300            34
          Houston Exploration Co. *                          2,600            80
          KCS Energy, Inc. *                                 7,800            21
          Key Production Co., Inc. *                         3,700            67
          Magnum Hunter Resources, Inc. *                   10,300            78
          McMoran Exploration Co. *                          3,500            15
          Meridian Resource Corp. *                          9,176            31
          Nuevo Energy Co. *                                 3,900            61
          Parker Drilling Co. *                             23,000            98
          Patina Oil & Gas Corp.                             5,100           182
          Penn Virginia Corp.                                2,100            75
          Petroquest Energy, Inc. *                          6,900            42
          Plains Resources, Inc. *                           6,400           173
          Prima Energy Corp. *                               2,550            60
          Pure Resources, Inc. *                             3,600            78
          PYR Energy Corp. *                                 3,900             7
          Quicksilver Resources, Inc. *                      2,200            53
          Range Resources Corp. *                           13,200            70
          Remington Oil & Gas Corp. *                        5,000            97
          Southwestern Energy Co. *                          6,800           $95
          Spinnaker Exploration Co. *                        6,100           234
          St. Mary Land & Exploration Co.                    7,400           171
          Stone Energy Corp. *                               5,729           236
          Swift Energy Co. *                                 6,620            97
          Tesoro Petroleum Corp. *                          14,700           104
          Unit Corp. *                                       9,600           179
          Vintage Petroleum, Inc.                           13,000           151
          Westport Resources Corp. *                         8,045           139
         -----------------------------------------------------------------------
                                                                           4,440
         -----------------------------------------------------------------------
         OIL & GAS SERVICES - 1.0%
          CAL Dive International, Inc. *                     8,700           210
          CARBO Ceramics, Inc.                               1,900            66
          Dril-Quip, Inc. *                                  1,700            39
          Gulf Island Fabrication, Inc. *                    2,000            31
          Horizon Offshore, Inc. *                           4,400            43
          Hydril Co. *                                       3,400            90
          Input/Output, Inc. *                              12,100           109
          Key Energy Services, Inc. *                       26,600           293
          Lone Star Technologies, Inc. *                     6,700           161
          Lufkin Industries, Inc.                            1,500            40
          NATCO Group, Inc., Class A *                       2,500            21
          Newpark Resources, Inc. *                         17,560           138
          Oceaneering International, Inc. *                  5,900           183
          Oil States International, Inc. *                   2,700            29
          RPC, Inc.                                          2,900            41
          Seacor Smit, Inc. *                                4,500           219
          Seitel, Inc.                                       5,200            13
          Superior Energy Services, Inc. *                  12,300           129
          Tetra Technologies, Inc. *                         3,200            79
          Universal Compression Holdings, Inc. *             2,900            63
          Veritas DGC, Inc. *                                8,600           130
          W-H Energy Services, Inc. *                        5,600           128
         -----------------------------------------------------------------------
                                                                           2,255
         -----------------------------------------------------------------------
         PACKAGING & CONTAINERS - 0.9%
          AEP Industries, Inc.                                 400            14
          Ball Corp.                                        15,400           640
          Chesapeake Corp.                                   4,000           111
          Crown Cork & Seal Co., Inc. *                     31,700           263
          Earthshell Corp. *                                13,200            15
          Greif Brothers Corp., Class A                      3,400           115
          Ivex Packaging Corp. *                             4,300            99


See Notes to the Financial Statements.

EQUITY PORTFOLIOS 56 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2002 (UNAUDITED)

                                                             NUMBER        VALUE
                                                           OF SHARES       (000S)
         COMMON STOCKS - 97.9% - CONTINUED

         Packaging & Containers - 0.9% - (continued)
          Liqui-Box Corp.                                      700           $47
          Owens-Illinois, Inc. *                            39,000           683
          Silgan Holdings, Inc. *                            2,600            98
         -----------------------------------------------------------------------
                                                                           2,085
         -----------------------------------------------------------------------
         Pharmaceuticals - 2.9%
          3-Dimensional Pharmaceuticals, Inc. *              1,700             9
          Accredo Health, Inc. *                             6,950           375
          Adolor Corp. *                                     8,300           115
          Alpharma, Inc., Class A                            9,600           198
          Amylin Pharmaceuticals, Inc. *                    17,500           157
          Antigenics, Inc. *                                 4,400            44
          Array Biopharma, Inc. *                            4,500            44
          Atrix Labs, Inc. *                                 5,300           132
          AVANIR Pharmaceuticals, Class A *                 15,500            34
          AVI BioPharma, Inc. *                              4,600            22
          BioMarin Pharmaceuticals, Inc. *                   7,200            42
          Biopure Corp. *                                    4,900            36
          Bone Care International, Inc. *                    2,600            24
          Cell Pathways, Inc. *                              7,200            14
          Cell Therapeutics, Inc. *                          9,000            64
          Cima Labs, Inc. *                                  3,900           111
          Connetics Corp. *                                  8,000           104
          Corixa Corp. *                                    11,116            73
          Corvas International, Inc. *                       7,300            19
          Cubist Pharmaceuticals, Inc. *                     7,200           104
          CV Therapeutics, Inc. *                            5,900           113
          Cygnus, Inc. *                                    10,100            25
          Dendreon Corp. *                                   4,100            12
          Durect Corp. *                                     5,100            36
          Dusa Pharmaceuticals, Inc. *                       3,700             8
          Dyax Corp. *                                       5,100            21
          Emisphere Technologies, Inc. *                     4,100            20
          Endo Pharmaceuticals Holdings, Inc. *              5,500            60
          Esperion Therapeutics, Inc. *                      6,100            29
          First Horizon Pharmaceutical Corp. *               3,650            81
          GenStar Therapeutics Corp. *                       3,100             2
          Genta, Inc. *                                      6,700            62
          Genzyme Molecular Oncology Corp. *                 4,200             9
          Guilford Pharmaceuticals, Inc. *                   6,500            43
          Hemispherx Biopharma, Inc. *                       4,900            15
          Herbalife International, Inc., Class A             3,966            76
          Hyseq, Inc. *                                      3,500            11
          Ilex Oncology, Inc. *                              8,600          $133
          Immune Response (The) Corp. of Delaware *          8,300             5
          Immunogen, Inc. *                                 10,600            43
          Impax Laboratories, Inc. *                         4,800            40
          Indevus Pharmaceuticals, Inc. *                   10,300            59
          Inkine Pharmaceutical, Inc. *                      9,200            11
          Insmed, Inc. *                                     8,800            16
          Inspire Pharmaceuticals, Inc. *                    4,300            13
          Isis Pharmaceuticals, Inc. *                      11,000           103
          KOS Pharmaceuticals, Inc. *                        1,300            26
          KV Pharmaceutical Co., Class B *                   6,225           203
          La Jolla Pharmaceutical Co. *                      8,500            51
          Ligand Pharmaceuticals, Inc., Class B *           11,558           210
          Macrochem Corp. *                                  6,100            13
          Medicines Co. *                                    5,900            53
          MGI Pharma, Inc. *                                 6,400            51
          Miravant Medical Technologies *                    3,700             4
          Nabi Biopharmaceuticals *                         10,100            59
          Napro Biotherapeutics, Inc. *                      6,600            46
          Natures Sunshine Products, Inc.                    3,100            34
          NBTY, Inc. *                                      11,500           187
          NeoPharm, Inc. *                                   3,010            39
          Neurocrine Biosciences, Inc. *                     7,300           237
          Neurogen Corp. *                                   3,300            39
          Noven Pharmaceuticals, Inc. *                      6,000           160
          NPS Pharmaceuticals, Inc. *                        7,400           142
          Onyx Pharmaceuticals, Inc. *                       4,900            35
          Pain Therapeutics, Inc. *                          4,300            37
          Penwest Pharmaceuticals Co. *                      3,600            67
          Perrigo Co. *                                     16,100           225
          Pharmaceutical Resources, Inc.                     5,000           124
          Pharmacopeia, Inc. *                               5,900            66
          Pharmacyclics, Inc. *                              4,300            20
          Pharmos Corp. *                                   15,100            16
          Pozen, Inc. *                                      5,200            27
          Progenics Pharmaceuticals, Inc. *                  2,100            27
          Rigel Pharmaceuticals, Inc. *                      7,000            28
          Sangstat Medical Corp. *                           6,200           136
          Sciclone Pharmaceuticals, Inc. *                   8,700            31
          Scios, Inc. *                                     12,300           311
          Star Scientific, Inc. *                            5,400             8
          SuperGen, Inc. *                                   4,400            26

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 57 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (Continued)

                                                           NUMBER         VALUE
                                                          OF SHARES       (000S)

         COMMON STOCKS - 97.9% - CONTINUED
         Pharmaceuticals - 2.9% - (continued)
          Syncor International Corp. *                       5,300           $165
          Tanox, Inc. *                                      6,300             75
          Theragenics Corp. *                                7,900             68
          Titan Pharmaceuticals, Inc. *                      6,600             26
          Triangle Pharmaceuticals, Inc. *                  12,400             42
          Trimeris, Inc. *                                   5,000            244
          Tularik, Inc. *                                    5,200             48
          United Therapeutics Corp. *                        4,000             61
          Valentis, Inc. *                                   9,600             16
          Vaxgen, Inc. *                                     2,200             15
          Versicor, Inc. *                                   3,700             46
          Vion Pharmaceuticals, Inc. *                       7,700              5
          Viropharma, Inc. *                                 5,700             10
         ------------------------------------------------------------------------
                                                                            6,326
         ------------------------------------------------------------------------
         Pipelines - 0.1%
          Transmontaigne, Inc. *                             4,200             20
          Western Gas Resources, Inc.                        5,400            200
         ------------------------------------------------------------------------
                                                                              220
         ------------------------------------------------------------------------
         Real Estate - 0.4%
          American Realty Investors, Inc. *                  1,000              9
          Avatar Holdings, Inc. *                            1,300             34
          Corrections Corp. of America                       7,446            121
          Forest City Enterprises, Inc., Class A             7,100            272
          Insignia Financial Group, Inc. *                   5,333             52
          Jones Lang LaSalle, Inc. *                         8,000            185
          LNR Property Corp.                                 5,900            207
          Trammell Crow Co. *                                6,100             82
         ------------------------------------------------------------------------
                                                                              962
         ------------------------------------------------------------------------
         REITS - 6.8%
          Acadia Realty Trust                                4,400             30
          Alexander's, Inc. *                                  470             33
          Alexandria Real Estate Equities, Inc.              4,000            186
          AMLI Residential Properties Trust                  3,600             88
          Annaly Mortgage Management, Inc.                  21,200            415
          Anthracite Capital, Inc.                          11,400            148
          Associated Estates Realty                          4,300             42
          Bedford Property Investors, Inc.                   3,900            104
          Boykin Lodging Co.                                 4,600             44
          Brandywine Realty Trust                            6,700            163
          BRE Properties, Inc., Class A                     12,224            393
          Burnham Pacific Properties, Inc.                   6,200              9
          Camden Property Trust                              9,533            366
          Capital Automotive                                 5,100            122
          Capstead Mortgage Corp.                            2,343             45
          CBL & Associates Properties, Inc.                  5,500            208
          Centerpoint Properties Corp.                       6,100            348
          Chateau Communities, Inc.                          5,400            163
          Chelsea Property Group, Inc.                       8,400            253
          Colonial Properties Trust                          4,100            146
          Commercial Net Lease Realty, Inc.                 10,800            162
          Cornerstone Realty Income Trust, Inc.             12,600            136
          Corporate Office Properties Trust SBI (MD)         2,600             36
          Cousins Properties, Inc.                           9,500            257
          Crown American Realty                              5,600             50
          Developers Diversified Realty Corp.               15,381            357
          EastGroup Properties, Inc.                         4,200            104
          Entertainment Properties Trust                     4,500            102
          Equity Inns, Inc.                                 11,000             81
          Equity One, Inc.                                     700             10
          Essex Property Trust, Inc.                         4,000            209
          Federal Realty Investment Trust                    9,600            263
          FelCor Lodging Trust, Inc.                         8,000            150
          First Industrial Realty Trust, Inc.               10,400            357
          Gables Residential Trust                           6,500            197
          Getty Realty Corp.                                 3,000             54
          Glenborough Realty Trust, Inc.                     5,200            117
          Glimcher Realty Trust                              6,700            133
          Great Lakes REIT, Inc.                             3,200             55
          Health Care REIT, Inc.                             9,000            252
          Healthcare Realty Trust, Inc.                     11,099            334
          Highwoods Properties, Inc.                        14,100            379
          Home Properties of New York, Inc.                  5,500            195
          HRPT Properties Trust                             34,300            302
          Innkeepers USA Trust                               6,100             62
          Investors Real Estate Trust                        6,600             66
          IRT Property Co.                                   8,100             97
          JDN Realty Corp.                                   9,250            114
          JP Realty, Inc.                                    2,900             77
          Keystone Property Trust                            2,100             31
          Kilroy Realty Corp.                                6,600            177
          Koger Equity, Inc.                                 5,700            107
          Kramont Realty Trust                               5,000             74
          LaSalle Hotel Properties                           3,300             47
          Lexington Corporate Properties Trust               5,900             96



See Notes to the Financial Statements.


EQUITY PORTFOLIOS 58 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2002 (UNAUDITED)

                                                           NUMBER          VALUE
                                                          OF SHARES       (000S)
         COMMON STOCKS - 97.9% - CONTINUED
         REITS - 6.8% - (continued)
          Macerich (The) Co.                                 9,000          $257
          Manufactured Home Communities, Inc.                3,800           130
          Meristar Hospitality Corp.                        10,042           161
          Mid Atlantic Realty Trust                          4,100            64
          Mid-America Apartment Communities, Inc.            3,800            99
          Mills Corp.                                        5,200           153
          Mission West Properties                            4,100            50
          National Golf Properties, Inc. *                   2,700            22
          National Health Investors, Inc.                    5,900            92
          Nationwide Health Properties, Inc.                13,100           240
          Pan Pacific Retail Properties, Inc.                6,400           203
          Parkway Properties, Inc.                           2,200            83
          Pennsylvania Real Estate Investment Trust          3,500            91
          Post Properties, Inc.                              9,800           304
          Prentiss Properties Trust                          8,300           266
          Prime Group Realty Trust *                         1,500            10
          PS Business Parks, Inc.                            2,800            98
          Realty Income Corp.                                8,800           302
          Reckson Associates Realty Corp.                    9,700           244
          Redwood Trust, Inc.                                1,900            56
          Regency Centers Corp.                              6,200           182
          RFS Hotel Investors, Inc.                          7,000            90
          Saul Centers, Inc.                                 2,800            64
          Senior Housing Properties Trust                    7,800           111
          Shurgard Storage Centers, Inc.                     8,700           304
          SL Green Realty Corp.                              7,000           251
          Sovran Self Storage, Inc.                          3,300           101
          Summit Properties, Inc.                            6,800           154
          Sun Communities, Inc.                              4,100           168
          Tanger Factory Outlet Centers, Inc.                1,400            38
          Taubman Centers, Inc.                              7,700           115
          Thornburg Mortgage, Inc.                          10,700           210
          Town & Country Trust                               3,800            83
          U.S. Restaurant Properties, Inc.                   5,000            72
          United Dominion Realty Trust, Inc.                28,400           450
          Universal Health Realty Income, Inc.               3,100            77
          Ventas, Inc.                                      16,100           212
          Washington Real Estate Investment Trust           10,300           282
          Weingarten Realty Investors                       11,950           435
          Winston Hotels, Inc.                               3,700            33
         -----------------------------------------------------------------------
                                                                          14,903
         -----------------------------------------------------------------------
         Retail - 7.8%
          7-Eleven, Inc. *                                   6,200           $52
          99 Cents Only Stores *                             9,580           294
          AFC Enterprises *                                  2,500            75
          AnnTaylor Stores Corp. *                           9,800           279
          Applebee's International, Inc.                     8,850           345
          Bebe Stores, Inc. *                                1,000            19
          Bob Evans Farms, Inc.                              9,300           285
          Brown Shoe Co., Inc.                               4,400           106
          Buca, Inc. *                                       3,300            59
          Buckle (The), Inc. *                               1,700            39
          Burlington Coat Factory Warehouse Corp.            4,780           109
          California Pizza Kitchen, Inc. *                   4,000            92
          Casey's General Stores, Inc.                      10,500           125
          Cash America International, Inc.                   5,900            49
          Cato Corp., Class A                                3,700           100
          CBRL Group, Inc.                                  14,800           492
          CEC Entertainment, Inc. *                          7,375           350
          Charlotte Russe Holding, Inc. *                    5,600           130
          Charming Shoppes, Inc.                            28,000           217
          Cheesecake Factory (The), Inc. *                  10,125           386
          Chico's FAS, Inc. *                                8,925           342
          Children's Place Retail Stores (The), Inc. *       2,800            78
          Christopher & Banks Corp. *                        5,900           235
          Circuit City Stores, Inc. - Carmax Group *         9,700           257
          Claire's Stores, Inc.                             11,200           226
          Coldwater Creek, Inc. *                            1,000            20
          Cole National Corp. *                              2,600            48
          Copart, Inc. *                                    16,300           268
          Cost Plus, Inc. of California *                    5,725           182
          CSK Auto Corp. *                                   7,600           121
          Deb Shops, Inc.                                    1,100            36
          dELiA*s Corp., Class A *                           8,300            50
          Dillard's, Inc., Class A                          16,800           504
          Dress Barn, Inc. *                                 3,700           117
          Duane Reade, Inc. *                                2,700            89
          Electronics Boutique Holdings Corp. *              2,700            80
          Factory 2-U Stores, Inc. *                         3,400            54
          Finish Line (The), Inc., Class A *                 4,600            71
          Footstar, Inc. *                                   5,300           126
          Fred's, Inc.                                       4,937           169
          Friedman's, Inc., Class A                          4,600            54
          Genesco, Inc. *                                    5,800           137

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 59 EQUITY PORTFOLIOS

EQUITY PORFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                           NUMBER         VALUE
                                                          OF SHARES       (000S)
         COMMON STOCKS - 97.9% - CONTINUED
         Retail - 7.8% - (continued)
          Group 1 Automotive, Inc. *                         4,200         $180
          Guitar Center, Inc. *                              4,500           82
          Hancock Fabrics, Inc.                              4,300           80
          Haverty Furniture Companies, Inc.                  4,200           77
          Hibbett Sporting Goods, Inc. *                     1,500           41
          Hollywood Entertainment Corp. *                   13,100          254
          Hot Topic, Inc. *                                  7,200          184
          IHOP Corp. *                                       4,900          167
          Insight Enterprises, Inc. *                       10,462          277
          Intertan, Inc. *                                   6,500           87
          J. Jill Group, Inc. *                              2,800           91
          Jack in the Box, Inc. *                            9,900          320
          Kenneth Cole Productions, Inc., Class A *          2,000           53
          Landry's Restaurants, Inc.                         5,100          130
          Lands' End, Inc.                                   3,000          186
          Linens 'N Things, Inc. *                           9,600          295
          Lithia Motors, Inc., Class A *                     2,300           59
          Lone Star Steakhouse & Saloon, Inc.                4,800          102
          Longs Drug Stores Corp.                            8,100          248
          Luby's, Inc. *                                     6,000           42
          Men's Wearhouse (The), Inc. *                      8,728          247
          Michaels Stores, Inc. *                           17,500          760
          Movado Group, Inc.                                 2,600           56
          Movie Gallery, Inc. *                              2,925           52
          MSC Industrial Direct Co., Class A *              10,600          197
          NU Skin Enterprises, Inc., Class A                11,400          142
          O'Charleys, Inc. *                                 4,400          101
          O'Reilly Automotive, Inc. *                        9,900          318
          OfficeMax, Inc. *                                 31,000          219
          P.F. Chang's China Bistro, Inc. *                  4,900          161
          Pacific Sunwear of California, Inc. *              7,762          151
          Panera Bread Co., Class A *                        2,600          162
          Papa John's International, Inc. *                  3,650          124
          PC Connection, Inc. *                              1,800           18
          Pep Boys (The) - Manny, Moe & Jack                12,100          199
          Petsmart, Inc. *                                  26,300          432
          Pier 1 Imports, Inc.                              24,900          503
          Pricesmart, Inc. *                                 1,000           40
          Rare Hospitality International, Inc. *             5,700          160
          Regis Corp.                                        9,900          285
          Ruby Tuesday, Inc.                                17,200          400
          Ryan's Family Steak Houses, Inc. *                12,150          212
          School Specialty, Inc. *                           4,200          112
          ShopKo Stores, Inc.                                7,200          148
          Smart & Final, Inc.                                3,100           29
          Sonic Automotive, Inc. *                           6,200          205
          Sonic Corp. *                                      8,362          238
          Spiegel, Inc., Class A *                           4,000            6
          Steak n Shake (The) Co.                            5,686           85
          Stein Mart, Inc. *                                 6,600           75
          TBC Corp. *                                        4,600           72
          Too, Inc. *                                        8,300          254
          Trans World Entertainment Corp. *                  7,050           50
          Triarc Cos., Inc.                                  3,132           86
          Tuesday Morning Corp. *                            2,300           64
          Tweeter Home Entertainment Group, Inc. *           5,200           88
          Ultimate Electronics, Inc. *                       2,300           69
          United Auto Group, Inc. *                          2,000           53
          Urban Outfitters, Inc. *                           2,000           59
          Value City Department Stores, Inc. *               4,200           15
          Wet Seal, Inc., Class A *                          5,625          131
          Wilsons Leather Experts (The), Inc. *              3,200           48
          Zale Corp. *                                       8,900          382
         -----------------------------------------------------------------------
                                                                         17,030
         -----------------------------------------------------------------------
         Savings & Loans - 2.5%
          American Financial Holdings, Inc.                  6,200          179
          Anchor BanCorp Wisconsin, Inc.                     5,600          126
          Bank Mutual Corp.                                  2,900           56
          BankAtlantic Bancorp, Inc., Class A                8,800           98
          BankUnited Financial Corp., Class A                5,100           91
          Brookline Bancorp, Inc.                            3,100           78
          Capitol Federal Financial                          7,000          189
          CFS Bancorp, Inc.                                  3,600           50
          Coastal Bancorp, Inc.                              1,100           36
          Commercial Federal Corp.                          12,300          354
          Commonwealth Bancorp, Inc.                         2,100           59
          Connecticut Bancshares, Inc.                       3,000           99
          Dime Community Bancshares                          5,625          136
          Downey Financial Corp.                             5,306          289
          Fidelity Bankshares, Inc.                          4,200           85
          First Essex Bancorp, Inc.                          1,800           56
          First Federal Capital Corp.                        4,400           93
          First Financial Holdings, Inc.                     3,600          105
          First Indiana Corp.                                3,096           62

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 60 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2002 (UNAUDITED)

                                                            NUMBER         VALUE
                                                          OF SHARES       (000S)
         COMMON STOCKS - 97.9% - CONTINUED
         Savings & Loans - 2.5% - (continued)
          First Niagara Financial Group, Inc.                2,600           $66
          First Place Financial Corp.                        3,900            67
          First Sentinel Bancorp, Inc.                       6,895            95
          Firstfed Financial Corp.                           4,600           136
          Flagstar Bancorp, Inc.                             1,800            51
          Flushing Financial Corp.                           2,800            53
          Harbor Florida Bancshares, Inc.                    5,706           130
          Hudson River Bancorp, Inc.                         4,100            99
          Independence Community Bank Corp.                 15,600           488
          MAF Bancorp, Inc.                                  4,988           196
          Medford Bancorp, Inc.                              1,600            42
          New York Community Bancorp, Inc.                  21,588           613
          Northwest Bancorp, Inc.                            3,200            47
          OceanFirst Financial Corp.                         2,900            61
          Ocwen Financial Corp. *                            9,800            65
          Pennfed-Financial Services, Inc.                   1,500            40
          PFF Bancorp, Inc.                                  3,100           104
          Port Financial Corp.                               1,300            46
          Provident Bancorp, Inc.                              800            23
          Quaker City Bancorp, Inc. *                        1,000            36
          Seacoast Financial Services Corp.                  6,600           154
          St. Francis Capital Corp.                          2,000            47
          Staten Island Bancorp, Inc.                       15,100           309
          Troy Financial Corp.                               1,155            30
          United Community Financial Corp.                   8,400            70
          Waypoint Financial Corp.                           9,300           173
          WSFS Financial Corp.                               2,100            51
         -----------------------------------------------------------------------
                                                                           5,533
         -----------------------------------------------------------------------
         Semiconductors - 3.1%
          Actel Corp. *                                      6,000           148
          ADE Corp. *                                        2,400            29
          Alliance Semiconductor Corp. *                     7,000            62
          Alpha Industries, Inc. *                          11,800           120
          Anadigics, Inc. *                                  8,050            87
          Artisan Components, Inc. *                         3,500            45
          AstroPower, Inc. *                                 3,300           109
          Asyst Technologies, Inc. *                         9,500           161
          ATMI, Inc. *                                       7,300           195
          August Technology Corp. *                          1,500            18
          AXT, Inc. *                                        5,100            50
          Caliper Technologies Corp. *                       5,700            42
          Celeritek, Inc. *                                  3,200            26
          ChipPAC, Inc., Class A *                           9,600            83
          Cohu, Inc.                                         5,500           135
          Credence Systems Corp. *                          15,500           294
          Dupont Photomasks, Inc. *                          1,300            45
          Electroglas, Inc. *                                5,600            79
          EMCORE Corp. *                                     6,200            44
          Entegris, Inc. *                                  10,700           137
          ESS Technology, Inc. *                             8,300           132
          Exar Corp. *                                      10,100           218
          FSI International, Inc. *                          7,000            68
          GlobespanVirata, Inc. *                           28,010           131
          Helix Technology Corp.                             6,800           161
          HI/FN, Inc. *                                      2,200            19
          Integrated Circuit Systems, Inc. *                 7,400           154
          Integrated Silicon Solution, Inc. *                7,100            84
          IXYS Corp. *                                       2,700            22
          Kopin Corp. *                                     18,400           143
          Kulicke & Soffa Industries, Inc.                  13,100           191
          LTX Corp. *                                       13,000           220
          Mattson Technology, Inc. *                         8,300            66
          MEMC Electronic Materials, Inc. *                 10,900            84
          Microsemi Corp. *                                  7,600           110
          Microtune, Inc. *                                  8,200            83
          MIPS Technologies, Inc., Class A *                10,400            74
          MKS Instruments, Inc. *                            7,384           227
          Nanometrics, Inc. *                                2,000            34
          Oak Technology, Inc. *                            12,800           166
          ON Semiconductor Corp. *                           8,900            25
          Pericom Semiconductor Corp. *                      5,700            78
          Photronics, Inc. *                                 7,000           160
          Pixelworks, Inc. *                                 6,000            52
          PLX Technology, Inc. *                             4,500            31
          Power Integrations, Inc. *                         7,100           160
          Rambus, Inc. *                                    22,100           147
          Richardson Electronics Ltd.                        1,200            13
          Rudolph Technologies, Inc. *                       2,500            58
          Semitool, Inc. *                                   4,100            55
          Silicon Image, Inc. *                             14,800           122
          Silicon Laboratories, Inc. *                       2,300            55
          Siliconix, Inc. *                                  1,600            51
          Sipex Corp. *                                      6,600            63
          Standard Microsystems Corp. *                      3,900            89

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 61 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
SCHEDULE OF INVESTMENTS
SMALL COMPANY INDEX PORTFOLIO (continued)


                                                            NUMBER          VALUE
                                                          OF SHARES         (000S)

         COMMON STOCKS - 97.9% - CONTINUED
         Semiconductors - 3.1% - (continued)
          Supertex, Inc. *                                   2,100            $37
          Therma-Wave, Inc. *                                4,300             44
          Three-Five Systems, Inc. *                         5,700             68
          Transwitch Corp. *                                23,900             30
          Trikon Technologies, Inc. *                        3,200             37
          Tripath Technology, Inc. *                         4,200              5
          Triquint Semiconductor, Inc. *                    34,683            312
          Ultratech Stepper, Inc. *                          5,300             85
          Varian Semiconductor Equipment Associates, Inc.
           *                                                 8,700            346
          Veeco Instruments, Inc. *                          7,700            224
          Xicor, Inc. *                                      5,800             43
          Zoran Corp. *                                      7,050            171
         ------------------------------------------------------------------------
                                                                            6,857
         ------------------------------------------------------------------------
         Software - 3.6%
          3DO (The) Co. *                                   10,000              7
          Acclaim Entertainment, Inc. *                     17,200             90
          Activision, Inc. *                                 9,450            308
          Actuate Corp. *                                   11,300             65
          Allscripts Healthcare Solutions, Inc. *            8,300             37
          American Management Systems, Inc. *               11,100            232
          Ansys, Inc. *                                      3,900            105
          Ascential Software Corp. *                        69,000            213
          Aspen Technology, Inc. *                           8,500             95
          Avid Technology, Inc. *                            6,100             56
          Barra, Inc. *                                      3,200            142
          Borland Software Corp. *                          14,700            141
          Brio Software, Inc. *                              5,200              7
          Bsquare Corp. *                                    4,100             10
          Caminus Corp. *                                    3,000             27
          CareCentric, Inc. *                                  136              -
          CCC Information Services Group, Inc. *             3,200             38
          Convera Corp. *                                    4,700             18
          Datastream Systems, Inc. *                         4,200             27
          Dendrite International, Inc. *                     8,250             97
          Documentum, Inc. *                                10,200            133
          Eclipsys Corp. *                                  11,800            175
          eFunds Corp. *                                    12,300            170
          Embarcadero Technologies, Inc. *                   2,400             23
          EPIQ System, Inc. *                                2,600             41
          EXE Technologies, Inc. *                           8,300             10
          Fair, Isaac & Co., Inc.                            4,950            290
          Filenet Corp. *                                    9,400            145
          Global Payments, Inc.                              9,320            338
          HNC Software, Inc. *                               9,500            190
          Hyperion Solutions Corp. *                         8,785            187
          IDX Systems Corp. *                                4,500             80
          Indus International, Inc. *                        8,200             23
          Infogrames, Inc. *                                 3,920             18
          Information Resources, Inc. *                      7,300             72
          infoUSA, Inc. *                                    7,200             48
          Intelidata Technologies Corp. *                   13,200             24
          Inter-Tel, Inc.                                    4,900             93
          Interactive Intelligence, Inc. *                   1,500              5
          InterCept, Inc. *                                  3,700             93
          Intertrust Technologies Corp. *                   20,200             42
          J.D. Edwards & Co. *                              27,600            322
          JDA Software Group, Inc. *                         5,800            154
          Keane, Inc. *                                     15,800            229
          Legato Systems, Inc. *                            26,887            168
          MapInfo Corp. *                                    3,600             37
          MetaSolv, Inc. *                                   7,200             32
          MicroStrategy, Inc., Class A *                     8,700             11
          Midway Games, Inc. *                               8,273             84
          Moldflow Corp. *                                   1,100             11
          MRO Software, Inc. *                               4,200             56
          MSC.Software Corp.                                 7,600             79
          NDCHealth Corp.                                    8,600            278
          NetIQ Corp. *                                     10,816            250
          Novell, Inc. *                                    94,626            325
          Onyx Software Corp. *                             10,800             38
          OPNET Technologies, Inc. *                         2,300             21
          Packeteer, Inc. *                                  6,000             40
          Per-Se Technologies, Inc. *                        7,966             86
          Phoenix Technologies Ltd. *                        6,400             81
          Pinnacle Systems, Inc. *                          15,200            167
          PLATO Learning, Inc. *                             3,766             46
          Probusiness Services, Inc. *                       5,400             93
          Progress Software Corp. *                          7,800            109
          Pumatech, Inc. *                                  10,100              7
          Red Hat, Inc. *                                    7,200             35
          Renaissance Learning, Inc. *                       2,100             72
          Roxio, Inc. *                                      5,100             85
          Sanchez Computer Associates, Inc. *                3,600             21
          Schawk, Inc.                                       2,400             23


See Notes to the Financial Statements.

EQUITY PORTFOLIOS 62 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2002 (UNAUDITED)

                                                            NUMBER          VALUE
                                                           OF SHARES        (000S)

         COMMON STOCKS - 97.9% - CONTINUED
         Software - 3.6% - (continued)
          Seachange International, Inc. *                    5,300            $42
          Serena Software, Inc. *                            4,150             59
          SignalSoft Corp. *                                 5,000             11
          SpeechWorks International, Inc. *                  6,500             26
          SPSS, Inc. *                                       3,200             51
          Starbase Corp. *                                  20,000              5
          Take-Two Interactive Software, Inc. *              9,800            252
          THQ, Inc. *                                       10,475            335
          TradeStation Group, Inc. *                         5,400              7
          Transaction Systems Architects, Inc., Class A *    9,400            104
          Ulticom, Inc. *                                    2,500             17
          VA Software Corp. *                                8,300              7
          Vastera, Inc. *                                    5,000             30
          Viewpoint Corp. *                                 10,400             59
          Witness Systems, Inc. *                            3,100             19
         ------------------------------------------------------------------------
                                                                            7,899
         ------------------------------------------------------------------------
         Storage/Warehousing - 0.0%
          Mobile Mini, Inc. *                                3,500             66
         ------------------------------------------------------------------------
         Telecommunications - 2.7%
          Adaptec, Inc. *                                   28,200            366
          Adelphia Business Solutions, Inc. *               37,100              1
          Adtran, Inc. *                                     5,600            133
          Advanced Radio Telecom Corp. *                    10,900              -
          Aeroflex, Inc. *                                  16,000            189
          Aether Systems, Inc. *                             6,000             22
          AirGate PCS, Inc. *                                6,000             69
          Alamosa Holdings, Inc. *                          18,600             81
          Alaska Communications Systems Group, Inc. *        2,500             17
          Allen Telecom, Inc. *                              7,300             38
          Alliance Fiber Optic Products, Inc. *              3,900              3
          Anaren Microwave, Inc. *                           5,600             73
          Andrew Corp. *                                    21,800            376
          Anixter International, Inc. *                      7,100            200
          Applied Innovation, Inc. *                         2,200              9
          Aspect Communications Corp. *                     13,800             64
          AT&T Latin America Corp., Class A *               11,500              9
          Audiovox Corp., Class A *                          4,600             35
          Auspex Systems, Inc. *                            12,100              7
          Avanex Corp. *                                     8,200             21
          Avici Systems, Inc. *                             13,300             23
          Aware, Inc. *                                      6,000             22
          Black Box Corp. *                                  5,400            274
          Boston Communications Group *                      4,000             35
          C-COR.net Corp. *                                  9,500             83
          Cable Design Technologies Corp. *                 11,812            137
          Carrier Access Corp. *                             2,800              8
          Centennial Communications Corp. *                  2,100              6
          Choice One Communications, Inc. *                  2,800              2
          Commonwealth Telephone Enterprises, Inc. *         2,966            127
          Commscope, Inc. *                                 13,700            194
          Computer Network Technology Corp. *                8,000             67
          Copper Mountain Networks, Inc. *                  15,500             13
          CoSine Communications, Inc. *                     22,700             16
          Crossroads Systems, Inc. *                         5,000              8
          CT Communications, Inc.                            4,100             60
          Digital Lightwave, Inc. *                          3,400             11
          Ditech Communications Corp. *                      6,400             19
          DMC Stratex Networks, Inc. *                      21,900             76
          Dobson Communications Corp., Class A *             6,200             15
          Fibercore, Inc. *                                  8,600              4
          Focal Communications Corp. *                         339              1
          General Communications, Inc., Class A *           10,400             94
          Golden Telecom, Inc. *                             2,300             37
          Harmonic, Inc. *                                  14,900             87
          Hickory Tech Corp.                                 3,500             48
          IDT Corp. *                                       12,000            220
          Inet Technologies, Inc. *                          2,600             25
          Interdigital Communications Corp. *               14,000            163
          Intrado, Inc. *                                    3,300             58
          ITC Deltacom, Inc. *                               9,500              1
          Ixia *                                            11,300             89
          JNI Corp. *                                        5,900             27
          Lantronix, Inc. *                                  5,400              5
          Leap Wireless International, Inc. *                8,300             21
          Lexent, Inc. *                                     5,100             10
          Lightbridge, Inc. *                                6,627             68
          LightPath Technologies, Inc., Class A *            5,200              6
          Mastec, Inc. *                                     6,100             49
          Metawave Communications Corp. *                   10,900              3
          Metro One Telecommunications, Inc. *               4,850             84
          Micro General Corp. *                              2,800             56
          Millicom International Cellular S.A. *                33              -
          MRV Communications, Inc. *                        23,707             34
          NEON Communications, Inc. *                        2,000              1


See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 63 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
SCHEDULE OF INVESTMENTS
SMALL COMPANY INDEX PORTFOLIO (continued)


                                                           NUMBER           VALUE
                                                          OF SHARES         (000S)
         COMMON STOCKS - 97.9% - CONTINUED
         Telecommunications - 2.7% - (continued)
          Netro Corp. *                                     11,700            $27
          New Focus, Inc. *                                 13,900             43
          Newport Corp. *                                    9,100            160
          Next Level Communications, Inc. *                  5,600             10
          North Pittsburgh Systems, Inc.                     4,000             60
          Novatel Wireless, Inc. *                           7,300              3
          NTELOS, Inc. *                                     4,500              6
          Oplink Communications, Inc. *                     31,300             33
          Optical Cable Corp. *                                650              -
          Optical Communication Products, Inc. *             1,200              2
          Peco II, Inc. *                                    3,700             11
          Performance Technologies, Inc. *                   2,600             22
          Plantronics, Inc. *                                8,800            199
          Powerwave Technologies, Inc. *                    16,200            172
          Price Communications Corp. *                      12,825            224
          Proxim Corp., Class A *                           31,572            103
          RCN Corp. *                                        8,600             15
          Remec, Inc. *                                     12,000             89
          Rural Cellular Corp., Class A *                    1,900              5
          SBA Communications Corp. *                        10,900             16
          Sirenza Microdevices, Inc. *                       2,700             11
          Somera Communications, Inc. *                      7,900             48
          Sorrento Networks Corp. *                          3,400              5
          Spectralink Corp. *                                4,000             41
          Spectrasite Holdings, Inc. *                      18,300              7
          Spectrian Corp. *                                  3,000             39
          Stratos Lightwave, Inc. *                         17,853             37
          Sunrise Telecom, Inc. *                            4,900             11
          SymmetriCom, Inc. *                                5,950             29
          Terayon Communication Systems, Inc. *             17,300             49
          Terremark Worldwide, Inc. *                       40,200             16
          Tollgrade Communications, Inc. *                   3,400             66
          Touch America Holdings, Inc.                      27,600             82
          Turnstone Systems, Inc. *                          7,900             30
          Ubiquitel, Inc. *                                 14,700             25
          Universal Access Global Holdings, Inc. *          11,800              4
          US Unwired, Inc., Class A *                        8,100             46
          Viasat, Inc. *                                     4,200             39
          Visual Networks, Inc. *                            7,500             10
          WJ Communications, Inc. *                          3,900              6
         ------------------------------------------------------------------------
                                                                            5,901
         ------------------------------------------------------------------------
         Telecommunications Equipment - 0.1%
          Arris Group, Inc. *                               14,400             93
          NMS Communciations Corp. *                         9,800             35
         ------------------------------------------------------------------------
                                                                              128
         ------------------------------------------------------------------------
         Textiles - 0.2%
          G & K Services, Inc., Class A                      5,550            211
          National Service Industries, Inc.                  2,950             26
          Quaker Fabric Corp. *                              3,100             41
          Unifirst Corp.                                     2,100             52
          WestPoint Stevens, Inc. *                          6,200             31
         ------------------------------------------------------------------------
                                                                              361
         ------------------------------------------------------------------------
         Toys, Games & Hobbies - 0.2%
          Action Performance Cos. Inc. *                     4,000            146
          Boyd's Collection Ltd. *                          14,000            110
          Jakks Pacific, Inc. *                              5,050             92
          Score Board, Inc. *                                   24              -
          Topps (The) Co.                                    9,800            101
         ------------------------------------------------------------------------
                                                                              449
         ------------------------------------------------------------------------
         Transportation - 1.7%
          Airborne, Inc.                                    12,800            289
          Alexander & Baldwin, Inc.                         10,800            297
          Arkansas Best Corp. *                              5,500            136
          Atlas Air Worldwide Holdings, Inc. *               4,350             37
          Consolidated Freightways Corp. *                   4,500             14
          Covenant Transport, Inc., Class A *                1,900             30
          EGL, Inc. *                                        9,150            152
          Florida East Coast Industries, Inc., Class A       6,000            150
          Forward Air Corp. *                                4,150            132
          Gulfmark Offshore, Inc. *                          1,400             59
          Heartland Express, Inc. *                          6,240            128
          Hunt (J.B.) Transport Services, Inc. *             4,200            115
          Kansas City Southern Industries, Inc.             16,000            265
          Kirby Corp. *                                      5,000            137
          Knight Transportation, Inc. *                      4,575             91
          Landstar System, Inc. *                            2,200            233
          Offshore Logistics, Inc. *                         4,800            101
          Overseas Shipholding Group                         7,300            163
          Railamerica, Inc.                                  7,600             79
          Roadway Express, Inc.                              3,200            103
          Swift Transportation Co., Inc. *                  15,475            324
          USFreightways Corp.                                7,150            249
          Werner Enterprises, Inc.                          10,049            186


See Notes to the Financial Statements.

EQUITY PORTFOLIOS 64 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2002 (UNAUDITED)


                                                            NUMBER          VALUE
                                                           OF SHARES        (000S)
         COMMON STOCKS - 97.9% - CONTINUED
         Transportation - 1.7% - (continued)
          Yellow Corp.                                       7,600           $209
         ------------------------------------------------------------------------
                                                                            3,679
         ------------------------------------------------------------------------
         Trucking & Leasing - 0.3%
          Amerco, Inc. *                                     3,400             54
          Interpool, Inc.                                    3,500             83
          Ryder System, Inc.                                14,100            422
         ------------------------------------------------------------------------
                                                                              559
         ------------------------------------------------------------------------
         Water - 0.3%
          American States Water Co.                          2,700            102
          California Water Service Group                     3,726             89
          Connecticut Water Service, Inc.                    2,000             51
          Middlesex Water Co.                                2,000             48
          Philadelphia Suburban Corp.                       15,151            314
          SJW Corp.                                            500             40
         ------------------------------------------------------------------------
                                                                              644
         ------------------------------------------------------------------------
         Total Common Stocks
        -------------------------------------------------------------------------
         (Cost $210,158)                                                  214,947


         CONVERTIBLE PREFERRED STOCK - 0.0%
         Miscellaneous Manufacturing - 0.0%
          MEDIQ, Inc., Series A *                              135              -
         ------------------------------------------------------------------------
         Total Convertible Preferred Stock
         ------------------------------------------------------------------------
         (Cost $ -)                                                             -


         OTHER - 0.0%
          Escrow MascoTech, Inc.                            10,600              -
          Escrow Saga Systems, Inc.                          8,900              -
         ------------------------------------------------------------------------
         Total Other
         ------------------------------------------------------------------------
         (Cost $ -)                                                             -


         RIGHT - 0.0%
          CSF Holdings, Inc.                                 2,000              -
         ------------------------------------------------------------------------
         Total Right
         ------------------------------------------------------------------------
         (Cost $ -)                                                             -

         WARRANTS - 0.0%
          Aura System, Inc., Exp. 5/31/05                      513              -
          Focal Communications, Exp. 12/14/07                2,786              -
          Magnum Hunter Resources, Inc., Exp.
           3/21/05                                           1,600              2
          Sunbeam Corp., Exp. 8/24/03                          914              -
         Total Warrants
         (Cost $-)                                                              2



                                                        PRINCIPAL
                                                         AMOUNT            VALUE
                                                         (000S)           (000S)
         SHORT-TERM INVESTMENTS - 2.0%
          UBS AG, Grand Cayman,
           Eurodollar Time Deposit,
           1.79%, 6/3/02                                 $3,523            3,523
          U.S. Treasury Bill,/ (1)/
           1.70%, 7/18/02                                   900              898
         -----------------------------------------------------------------------
         Total Short-Term Investments
         -----------------------------------------------------------------------
         (Cost $4,421)                                                     4,421


         -----------------------------------------------------------------------
         TOTAL INVESTMENTS - 99.9%
         -----------------------------------------------------------------------
         (Cost $214,579)                                                219,370
          Other Assets less Liabilities - 0.1%                              107
         -----------------------------------------------------------------------
         NET ASSETS - 100.0%                                           $219,477

*    Non-income producing security

(1) Security pledged as collateral to cover margin requirements for open futures contracts.

At May 31, 2002 Small Company Index Portfolio had open futures contracts as follows:



                                  NOTIONAL                          UNREALIZED
TYPE               NUMBER OF      AMOUNT     CONTRACT     CONTRACT     LOSS
                   CONTRACTS      (000S)     POSITION       EXP.      (000S)
Russell 2000         18           $4,388      Long         6/02        $(44)
================================================================================

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 65 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
SCHEDULE OF INVESTMENTS
MID CAP GROWTH PORTFOLIO


                                                             NUMBER          VALUE
                                                           OF SHARES         (000S)

         COMMON STOCKS - 101.3%
         Advertising - 2.9%
          Interpublic Group of Cos. (The), Inc.              11,500          $380
          Lamar Advertising Co. *                            16,440           707
         ------------------------------------------------------------------------
                                                                            1,087
         ------------------------------------------------------------------------
         Aerospace/Defense - 1.0%
          Alliant Techsystems, Inc. *                         3,250           354
         ------------------------------------------------------------------------
         Auto Parts & Equipment - 0.9%
          Superior Industries International, Inc.             7,195           329
         ------------------------------------------------------------------------
         Banks - 1.1%
          M&T Bank Corp.                                      4,780           417
         ------------------------------------------------------------------------
         Biotechnology - 1.4%
          IDEC Pharmaceuticals Corp. *                       11,870           509
         ------------------------------------------------------------------------
         Chemicals - 0.9%
          Air Products & Chemicals, Inc.                      6,625           332
         ------------------------------------------------------------------------
         Commercial Services - 9.2%
          Affiliated Computer Services, Inc., Class A *       9,005           501
          Career Education Corp. *                           14,080           614
          Caremark Rx, Inc. *                                21,910           424
          Concord EFS, Inc. *                                 9,200           288
          Education Management Corp. *                        7,615           315
          First Health Group Corp. *                         21,700           596
          FTI Consulting, Inc. *                             15,025           459
          Moody's Corp.                                       5,000           241
         ------------------------------------------------------------------------
                                                                            3,438
         ------------------------------------------------------------------------
         Computers - 0.5%
          Brocade Communications Systems, Inc. *              9,000           177
         ------------------------------------------------------------------------
         Diversified Financial Services - 1.0%
          Capital One Financial Corp.                         5,750           359
         ------------------------------------------------------------------------
         Electronics - 2.0%
          Gentex Corp. *                                     10,600           328
          Mettler-Toledo International, Inc. *               10,050           408
                                                                              736
         ------------------------------------------------------------------------
         Entertainment - 0.3%
          Regal Entertainment Group, Class A *                4,600           109
         ------------------------------------------------------------------------
         Environmental Control - 1.4%
          Stericycle, Inc. *                                  7,595           522
         ------------------------------------------------------------------------
         Food - 0.9%
          Dean Foods Co. *                                    8,855           323
         ------------------------------------------------------------------------
         Hand/Machine Tools - 0.9%
          Nidec Corp. *                                       4,500           330
         ------------------------------------------------------------------------
         Healthcare-Products - 4.2%
          Boston Scientific Corp. *                          21,500           599
          Varian Medical Systems, Inc.                       10,450           490
          Zimmer Holdings, Inc. *                            14,000           490
         ------------------------------------------------------------------------
                                                                            1,579
         ------------------------------------------------------------------------
         Healthcare-Services - 4.3%
          Anthem, Inc. *                                      2,800           198
          Laboratory Corp. of America Holdings *             10,980           539
          Triad Hospitals, Inc. *                            19,450           879
         ------------------------------------------------------------------------
                                                                            1,616
         ------------------------------------------------------------------------
         Housewares - 0.6%
          Newell Rubbermaid, Inc.                             6,625           226
         ------------------------------------------------------------------------
         Insurance - 7.0%
          AFLAC, Inc.                                        13,000           418
          Ambac Financial Group, Inc.                         3,500           236
          Everest Re Group Ltd.                               7,950           498
          Fidelity National Financial, Inc.                  12,422           380
          Gallagher (Arthur J.) & Co.                        12,635           445
          Radian Group, Inc.                                 11,315           615
         ------------------------------------------------------------------------
                                                                            2,592
         ------------------------------------------------------------------------
         Internet - 0.5%
          Symantec Corp. *                                    5,500           189
         ------------------------------------------------------------------------
         Investment Companies - 1.0%
          Allied Capital Corp.                               14,440           357
         ------------------------------------------------------------------------
         Machinery - Diversified - 0.5%
          Zebra Technologies Corp., Class A *                 3,500           202
         ------------------------------------------------------------------------
         Media - 6.6%
          COX Radio, Inc., Class A *                         22,525           616
          Hispanic Broadcasting Corp. *                       9,725           243
          Lin TV Corp., Class A *                            13,025           355
          Spanish Broadcasting System, Inc., Class A *       27,000           390
          Univision Communications, Inc., Class A *           8,470           339
          Westwood One, Inc. *                               13,650           521
         ------------------------------------------------------------------------
                                                                            2,464
         ------------------------------------------------------------------------
         Mining - 1.1%
          Freeport-McMoRan Copper & Gold, Inc., Class B *    21,000           415
         ------------------------------------------------------------------------
         Miscellaneous Manufacturing - 2.3%
          Danaher Corp.                                       6,750           470
          SPX Corp.                                           2,840           390
         ------------------------------------------------------------------------
                                                                              860
         ------------------------------------------------------------------------
         Oil & Gas - 1.9%
          ENSCO International, Inc.                           5,750           188
          Ocean Energy, Inc.                                 13,500           300


See Notes to the Financial Statements.

EQUITY PORTFOLIOS 66 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2002 (UNAUDITED)

                                                             NUMBER         VALUE
                                                            OF SHARES       (000S)
         COMMON STOCKS - 101.3% - CONTINUED
         Oil & Gas - 1.9% - (continued)
          Talisman Energy, Inc.                               4,650          $206
         ------------------------------------------------------------------------
                                                                              694
         ------------------------------------------------------------------------
         Oil & Gas Producers - 1.2%
          XTO Energy, Inc.                                   22,670           459
         ------------------------------------------------------------------------
         Oil & Gas Services - 4.3%
          BJ Services Co. *                                   9,725           365
          National-Oilwell, Inc. *                           15,735           402
          Smith International, Inc. *                         8,800           646
          Weatherford International, Inc. *                   3,975           200
         ------------------------------------------------------------------------
                                                                            1,613
         ------------------------------------------------------------------------
         Packaging & Containers - 4.3%
          Packaging Corp. of America *                       25,720           518
          Pactiv Corp. *                                     27,900           646
          Smurfit-Stone Container Corp. *                    27,400           447
         ------------------------------------------------------------------------
                                                                            1,611
         ------------------------------------------------------------------------
         Pharmaceuticals - 5.2%
          AmerisourceBergen Corp.                             6,625           511
          Andrx Group *                                       4,650           201
          Forest Laboratories, Inc. *                         6,050           447
          Gilead Sciences, Inc. *                            11,250           401
          King Pharmaceuticals, Inc. *                       13,500           365
         ------------------------------------------------------------------------
                                                                            1,925
         ------------------------------------------------------------------------
         Retail - 13.6%
          Applebee's International, Inc.                     11,665           455
          Autozone, Inc. *                                    7,075           579
          Bed Bath & Beyond, Inc. *                          16,185           555
          Blockbuster, Inc., Class A                         26,425           727
          CDW Computer Centers, Inc. *                        5,490           286
          Duane Reade, Inc. *                                16,060           529
          Fred's, Inc.                                       17,935           614
          Petco Animal Supplies, Inc. *                      13,155           336
          Ross Stores, Inc.                                  14,410           608
          Staples, Inc. *                                    16,800           354
         ------------------------------------------------------------------------
                                                                            5,043
         ------------------------------------------------------------------------
         Savings & Loans - 1.2%
          Sovereign Bancorp, Inc.                            28,450           440
         ------------------------------------------------------------------------
         Semiconductors - 9.2%
          Analog Devices, Inc. *                              8,800           322
          International Rectifier Corp. *                    13,950           655
          KLA-Tencor Corp. *                                  4,000           208
          Linear Technology Corp.                            11,050           412
          Microchip Technology, Inc. *                       23,500          $703
          Novellus Systems, Inc. *                            9,275           394
          QLogic Corp. *                                      9,300           425
          Teradyne, Inc. *                                   11,625           315
         ------------------------------------------------------------------------
                                                                            3,434
         ------------------------------------------------------------------------
         Software - 4.4%
          Activision, Inc. *                                 17,650           576
          Electronic Arts, Inc. *                             7,190           460
          Mercury Interactive Corp. *                        11,640           394
          NetIQ Corp. *                                       8,400           194
         ------------------------------------------------------------------------
                                                                            1,624
         ------------------------------------------------------------------------
         Telecommunications - 1.3%
          UTStarcom, Inc. *                                  21,000           467
         ------------------------------------------------------------------------
         Tobacco - 1.3%
          UST, Inc.                                          12,895           494
         ------------------------------------------------------------------------
         Transportation - 0.9%
          Expeditors International Washington, Inc.           5,850           346
         ------------------------------------------------------------------------
         Total Common Stocks
         ------------------------------------------------------------------------
         (Cost $32,045)                                                    37,672




                                                          PRINCIPAL
                                                           AMOUNT           VALUE
                                                           (000S)           (000S)
         SHORT-TERM INVESTMENT - 0.1%
          UBS AG, Grand Cayman,
           Eurodollar Time Deposit,
           1.79%, 6/3/02                                    $39               39
         ------------------------------------------------------------------------
         Total Short-Term Investment
         ------------------------------------------------------------------------
         (Cost $39)                                                           39


         ------------------------------------------------------------------------
         Total Investments - 101.4%
         ------------------------------------------------------------------------
         (Cost $32,084)                                                    37,711
          Liabilities less Other Assets - (1.4)%                             (511)
         ------------------------------------------------------------------------
         NET ASSETS - 100.0%                                              $37,200

*    Non-income producing security.

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 67 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
SCHEDULE OF INVESTMENTS
FOCUSED GROWTH PORTFOLIO



                                                           NUMBER          VALUE
                                                          OF SHARES        (000S)
         COMMON STOCKS - 97.3%
         Advertising - 1.5%
          Interpublic Group of (The) Cos., Inc.             75,550         $2,493
          Lamar Advertising Co. *                           28,500          1,226
                                                                            3,719

         ------------------------------------------------------------------------
         Aerospace/Defense - 1.3%
          Lockheed Martin Corp.                             53,350          3,310
         ------------------------------------------------------------------------
         Banks - 1.1%
          Wells Fargo & Co.                                 53,250          2,790
         ------------------------------------------------------------------------
         Beverage - 3.4%
          Coca-Cola (The) Co.                               80,000          4,445
          PepsiCo, Inc.                                     79,125          4,113
         ------------------------------------------------------------------------
                                                                            8,558
         ------------------------------------------------------------------------
         Biotechnology - 2.3%
          Amgen, Inc. *                                     72,500          3,453
          IDEC Pharmaceuticals Corp. *                      50,000          2,145
         ------------------------------------------------------------------------
                                                                            5,598
         ------------------------------------------------------------------------
         Chemicals - 1.2%
          Air Products & Chemicals, Inc.                    27,800          1,394
          du Pont (E.I.) de Nemours & Co.                   32,425          1,492
         ------------------------------------------------------------------------
                                                                            2,886
         ------------------------------------------------------------------------
         Commercial Services - 6.6%
          Affiliated Computer Services, Inc., Class A *     62,075          3,454
          Automatic Data Processing, Inc.                   35,575          1,847
          Concord EFS, Inc. *                              120,000          3,752
          First Health Group Corp. *                       102,275          2,809
          Moody's Corp.                                     23,750          1,144
          Paychex, Inc.                                    100,000          3,465
         ------------------------------------------------------------------------
                                                                           16,471
         ------------------------------------------------------------------------
         Computers - 0.7%
          Dell Computer Corp. *                             65,000          1,745
         ------------------------------------------------------------------------
         Cosmetics/Personal Care - 0.9%
          Procter & Gamble Co.                              23,750          2,127
         ------------------------------------------------------------------------
         Diversified Financial Services - 6.6%
          American Express Co.                              60,200          2,559
          Capital One Financial Corp.                       37,525          2,343
          Citigroup, Inc.                                   88,400          3,817
          Freddie Mac                                       55,200          3,618
          MBNA Corp.                                       114,515          4,147
         ------------------------------------------------------------------------
                                                                           16,484
         ------------------------------------------------------------------------
         Electronics - 0.4%
          Gentex Corp. *                                    33,250          1,029
         ------------------------------------------------------------------------
         Food - 1.6%
          Kraft, Inc.,  Class A                             90,050          3,873
         ------------------------------------------------------------------------
         Healthcare-Products - 6.3%
          Baxter International, Inc.                        89,300          4,795
          Johnson & Johnson                                 62,275          3,821
          Medtronic, Inc.                                  100,000          4,615
          Zimmer Holdings, Inc. *                           71,130          2,488
         ------------------------------------------------------------------------
                                                                           15,719
         ------------------------------------------------------------------------
         Healthcare-Services - 2.6%
          Laboratory Corp. of America Holdings *            55,600          2,727
          Tenet Healthcare Corp. *                          49,050          3,654
         ------------------------------------------------------------------------
                                                                            6,381
         ------------------------------------------------------------------------
         Home Furnishings - 1.4%
          Matsushita Electric Industrial Co. Ltd. ADR       75,000          1,067
          Sony Corp. ADR                                    40,000          2,325
         ------------------------------------------------------------------------
                                                                            3,392
         ------------------------------------------------------------------------
         Housewares - 0.5%
          Newell Rubbermaid, Inc.                           37,050          1,265
         ------------------------------------------------------------------------
         Insurance - 4.5%
          AFLAC, Inc.                                       44,400          1,428
          AMBAC Financial Group, Inc.                       19,000          1,280
          American International Group, Inc.                57,000          3,817
          Gallagher (Arthur J.) & Co.                       66,700          2,351
          PMI Group (The), Inc.                             27,000          2,311
         ------------------------------------------------------------------------
                                                                           11,187
         ------------------------------------------------------------------------
         Internet - 2.2%
          eBay, Inc. *                                     100,000          5,521
         ------------------------------------------------------------------------
         Leisure Time - 1.0%
          Harley-Davidson, Inc.                             45,000          2,366
         ------------------------------------------------------------------------
         Media - 4.7%
          Clear Channel Communications, Inc. *              52,400          2,789
          COX Communications, Inc., Class A                 38,000          1,278
          COX Radio, Inc., Class A *                        52,250          1,429
          Hispanic Broadcasting Corp.                       47,500          1,186
          Univision Communications, Inc., Class A *         46,325          1,853
          Viacom, Inc., Class B *                           63,825          3,125
         ------------------------------------------------------------------------
                                                                           11,660
         ------------------------------------------------------------------------
         Miscellaneous Manufacturing - 3.0%
          3M Co.                                            21,475          2,693
          Danaher Corp.                                     40,000          2,785
          General Electric Co.                              66,500          2,071
         ------------------------------------------------------------------------
                                                                            7,549
         ------------------------------------------------------------------------

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 68 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2002 (UNAUDITED)

                                                            NUMBER        VALUE
                                                           OF SHARES      (000S)
         COMMON STOCKS - 97.3% - CONTINUED
         Oil & Gas - 0.9%
          ENSCO International, Inc.                         33,250        $1,089
          Suncor Energy, Inc.                               65,850         1,147
         -----------------------------------------------------------------------
                                                                           2,236
         -----------------------------------------------------------------------
         Oil & Gas Producers - 0.8%
          EOG Resources, Inc.                               46,550         1,909
         -----------------------------------------------------------------------
         Oil & Gas Services - 1.1%
          BJ Services Co. *                                 38,000         1,426
          Weatherford International, Inc.                   27,075         1,363
         -----------------------------------------------------------------------
                                                                           2,789
         -----------------------------------------------------------------------
         Packaging & Containers - 2.1%
          Packaging Corp. of America *                     155,600         3,134
          Pactiv Corp. *                                    95,000         2,201
         -----------------------------------------------------------------------
                                                                           5,335
         -----------------------------------------------------------------------
         Pharmaceuticals - 4.2%
          Cardinal Health, Inc.                             51,875         3,447
          Forest Laboratories, Inc., Class A *              60,000         4,430
          Pfizer, Inc.                                      70,000         2,422
         -----------------------------------------------------------------------
                                                                          10,299
         -----------------------------------------------------------------------
         Retail - 13.8%
          Autozone, Inc. *                                  45,125         3,694
          Bed Bath & Beyond, Inc. *                         35,575         1,220
          Best Buy Co., Inc. *                              33,337         1,540
          Kohl's Corp. *                                    91,875         6,891
          Lowe's Cos., Inc.                                 51,500         2,429
          Staples, Inc. *                                   83,350         1,757
          Target Corp.                                     140,000         5,803
          Wal-Mart Stores, Inc.                             91,020         4,924
          Walgreen Co.                                     157,275         6,017
         -----------------------------------------------------------------------
                                                                          34,275
         -----------------------------------------------------------------------
         Semiconductors - 10.9%
          Analog Devices, Inc. *                           100,775         3,690
          Applied Materials, Inc. *                         76,200         1,690
          Intel Corp.                                       69,475         1,919
          International Rectifier Corp. *                   25,000         1,174
          KLA-Tencor Corp. *                                30,000         1,564
          Linear Technology Corp.                          120,000         4,470
          Maxim Integrated Products, Inc. *                 80,000         3,680
          Taiwan Semiconductor Manufacturing Co. Ltd.
           ADR                                             200,000         3,316
          Texas Instruments, Inc.                          122,175         3,503
          Xilinx, Inc. *                                    60,000         2,116
         -----------------------------------------------------------------------
                                                                          27,122
         -----------------------------------------------------------------------
         Software - 6.2%
          Activision, Inc. *                                30,000           979
          Electronic Arts, Inc. *                           56,500         3,616
          First Data Corp.                                  25,650         2,031
          Microsoft Corp. *                                173,500         8,833
         -----------------------------------------------------------------------
                                                                          15,459
         -----------------------------------------------------------------------
         Telecommunications - 1.2%
          Cisco Systems, Inc. *                            181,050         2,857
         -----------------------------------------------------------------------
         Tobacco - 2.3%
          Philip Morris Cos., Inc.                          57,800         3,309
          UST, Inc.                                         62,225         2,385
         -----------------------------------------------------------------------
                                                                           5,694
         -----------------------------------------------------------------------
         Total Common Stocks
         -----------------------------------------------------------------------
         (Cost $216,698)                                                 241,605

                                                        PRINCIPAL
                                                         AMOUNT            VALUE
                                                         (000S)           (000S)
         SHORT-TERM INVESTMENT - 2.3%
          UBS AG, Grand Cayman, N.A.,
           Eurodollar Time Deposit,
           1.79%, 6/3/02                                 $5,591            5,591
         -----------------------------------------------------------------------
         Total Short-term Investment
         -----------------------------------------------------------------------
         (Cost $5,591)                                                     5,591



         -----------------------------------------------------------------------
         Total Investments - 99.6%
         -----------------------------------------------------------------------
         (Cost $222,289)                                                 247,196
         -----------------------------------------------------------------------
          Other Assets less Liabilities - 0.4%                             1,080
         -----------------------------------------------------------------------
         NET ASSETS - 100.0%                                            $248,276

  * Non-income producing security.


See Notes to the Financial Statements.

           NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 69 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED GROWTH PORTFOLIO




                                                             NUMBER          VALUE
                                                           OF SHARES         (000S)
         COMMON STOCKS - 97.3%
         Advertising - 1.1%
          Lamar Advertising Co. *                            19,600          $843
         ------------------------------------------------------------------------
         Aerospace/Defense - 2.2%
          General Dynamics Corp.                             15,200         1,529
          United Defense Industries, Inc. *                   7,600           177
         ------------------------------------------------------------------------
                                                                            1,706
         ------------------------------------------------------------------------
         Airlines - 1.1%
          Southwest Airlines Co.                             47,900           816
         ------------------------------------------------------------------------
         Banks - 1.0%
          Wells Fargo & Co.                                  14,800           775
         ------------------------------------------------------------------------
         Beverages - 0.7%
          Coca-Cola (The) Co.                                 9,200           511
         ------------------------------------------------------------------------
         Biotechnology - 0.6%
          Amgen, Inc. *                                       9,000           429
         ------------------------------------------------------------------------
         Building Materials - 1.6%
          Masco Corp.                                        47,300         1,261
         ------------------------------------------------------------------------
         Commercial Services - 1.5%
          Affiliated Computer Services, Inc., Class A *      16,000           890
          Aramark Corp.,  Class B *                          11,000           286
         ------------------------------------------------------------------------
                                                                            1,176
         ------------------------------------------------------------------------
         Computers - 1.4%
          Hewlett-Packard Co.                                24,100           460
          International Business Machines Corp.               7,500           603
         ------------------------------------------------------------------------
                                                                            1,063
         ------------------------------------------------------------------------
         Cosmetics/Personal Care - 1.1%
          Avon Products, Inc.                                15,800           837
         ------------------------------------------------------------------------
         Diversified Financial Services - 7.7%
          American Express Co.                               11,100           472
          Citigroup, Inc.                                    26,200         1,131
          Fannie Mae                                          8,100           648
          Freddie Mac                                        21,300         1,396
          MBNA Corp.                                         17,600           637
          Merrill Lynch & Co., Inc.                          19,700           802
          Morgan Stanley Dean Witter & Co.                   19,300           878
         ------------------------------------------------------------------------
                                                                            5,964
         ------------------------------------------------------------------------
         Electronics - 0.6%
          Flextronics International Ltd. *                   15,700           208
          Sanmina-SCI Corp. *                                25,600           294
         ------------------------------------------------------------------------
                                                                              502
         ------------------------------------------------------------------------
         Food - 0.9%
          Dreyer's Grand Ice Cream, Inc.                      9,000           396
          Kraft, Inc.,  Class A                               6,400           275
         ------------------------------------------------------------------------
                                                                              671
         ------------------------------------------------------------------------
         Forest Products & Paper - 1.3%
          International Paper Co.                            24,300         1,047
         ------------------------------------------------------------------------
         Healthcare-Products - 5.5%
          Baxter International, Inc.                         30,200         1,621
          Henry Schein, Inc. *                               11,800           585
          Johnson & Johnson                                  33,900         2,080
         ------------------------------------------------------------------------
                                                                            4,286
         ------------------------------------------------------------------------
         Healthcare-Services - 1.4%
          HCA, Inc.                                          22,200         1,091
         ------------------------------------------------------------------------
         Home Furnishings - 1.5%
          Matsushita Electric Industrial Co. Ltd. ADR        41,000           583
          Sony Corp. ADR                                     10,000           581
         ------------------------------------------------------------------------
                                                                            1,164
         ------------------------------------------------------------------------
         Insurance - 6.1%
          AFLAC, Inc.                                        13,900           447
          American International Group, Inc.                 25,975         1,739
          Everest Re Group Ltd.                               9,500           595
          Gallagher (Arthur J.) & Co.                        23,400           825
          MBIA, Inc.                                         17,300           971
          Principal Financial Group *                         4,100           125
         ------------------------------------------------------------------------
                                                                            4,702
         ------------------------------------------------------------------------
         Leisure Time - 0.9%
          USA Interactive *                                  23,978           683
         ------------------------------------------------------------------------
         Media - 4.1%
          AOL Time Warner, Inc. *                            37,500           701
          Clear Channel Communications, Inc. *               14,700           783
          COX Radio, Inc., Class A *                          8,900           243
          Entercom Communications Corp. *                     4,600           242
          Viacom, Inc., Class B *                            19,900           974
          Westwood One, Inc. *                                6,600           252
         ------------------------------------------------------------------------
                                                                            3,195
         ------------------------------------------------------------------------
         Mining - 1.8%
          Alcoa, Inc.                                        28,600         1,000
          Barrick Gold Corp.                                 19,500           425
         ------------------------------------------------------------------------
                                                                            1,425
         ------------------------------------------------------------------------
         Miscellaneous Manufacturing - 5.9%
          3M Co.                                              8,400         1,054
          Danaher Corp.                                      20,400         1,420
          General Electric Co.                               53,300         1,660

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 70 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2002 (UNAUDITED)


                                                             NUMBER         VALUE
                                                           OF SHARES        (000S)
         COMMON STOCKS - 97.3% - CONTINUED
         Miscellaneous Manufacturing - 5.9% - (continued)
          SPX Corp.                                           3,400          $467
         ------------------------------------------------------------------------
                                                                            4,601
         ------------------------------------------------------------------------
         Oil & Gas - 1.7%
          ChevronTexaco Corp.                                 8,300           724
          Transocean, Inc.                                   15,500           592
         ------------------------------------------------------------------------
                                                                            1,316
         ------------------------------------------------------------------------
         Oil & Gas Producers - 4.2%
          ENSCO International, Inc.                          18,800           616
          Exxon Mobil Corp.                                  27,800         1,110
          Noble Corp. *                                      15,200           651
          Royal Dutch Petroleum Co. -  New York Shares       15,600           858
         ------------------------------------------------------------------------
                                                                            3,235
         ------------------------------------------------------------------------
         Oil & Gas Services - 2.0%
          BJ Services Co. *                                  12,500           469
          Schlumberger Ltd.                                  21,100         1,090
         ------------------------------------------------------------------------
                                                                            1,559
         ------------------------------------------------------------------------
         Pharmaceuticals - 5.8%
          Cardinal Health, Inc.                               6,300           419
          Forest Laboratories, Inc. *                        12,900           952
          Pfizer, Inc.                                       51,500         1,782
          Wyeth                                              24,000         1,332
         ------------------------------------------------------------------------
                                                                            4,485
         ------------------------------------------------------------------------
         REITS - 1.3%
          AvalonBay Communities, Inc.                        12,200           578
          Equity Office Properties Trust                     13,300           401
         ------------------------------------------------------------------------
                                                                              979
         ------------------------------------------------------------------------
         Retail - 10.7%
          BJ's Wholesale Club, Inc. *                         7,500           324
          Home Depot (The), Inc.                             41,500         1,730
          Kohl's Corp. *                                      9,100           682
          Lowe's Cos., Inc.                                  13,400           632
          Staples, Inc. *                                    31,100           656
          Target Corp.                                       20,400           846
          Wal-Mart Stores, Inc.                              42,700         2,310
          Walgreen Co.                                       30,100         1,152
         ------------------------------------------------------------------------
                                                                            8,332
         ------------------------------------------------------------------------
         Semiconductors - 6.4%
          Applied Materials, Inc. *                          26,000           577
          Intel Corp.                                        74,800         2,066
          Linear Technology Corp.                            18,300           682
          Teradyne, Inc. *                                   24,200           655
          Texas Instruments, Inc.                            33,800           969
         ------------------------------------------------------------------------
                                                                            4,949
         ------------------------------------------------------------------------
         Software - 4.9%
          Fiserv, Inc. *                                     36,400         1,548
          Microsoft Corp. *                                  44,500         2,266
         ------------------------------------------------------------------------
                                                                            3,814
         ------------------------------------------------------------------------
         Telecommunications - 5.1%
          BellSouth Corp.                                    15,400           512
          Cisco Systems, Inc. *                              64,800         1,023
          Motorola, Inc.                                     37,800           604
          SBC Communications, Inc.                           26,300           902
          Verizon Communications, Inc.                       21,700           933
         ------------------------------------------------------------------------
                                                                            3,974
         ------------------------------------------------------------------------
         Tobacco - 3.1%
          Philip Morris Cos., Inc.                           35,800         2,049
          UST, Inc.                                           9,700           372
         ------------------------------------------------------------------------
                                                                            2,421
         ------------------------------------------------------------------------
         Transportation - 2.1%
          CSX Corp.                                          22,200           764
          Expeditors International Washington, Inc.          15,300           904
         ------------------------------------------------------------------------
                                                                            1,668
         ------------------------------------------------------------------------
         Total Common Stocks
         ------------------------------------------------------------------------
         (Cost $69,663)                                                    75,480


         Other - 3.1%
          iShares MSCI EAFE Index Fund                        6,500           797
          iShares MSCI Japan Index Fund                      47,000           421
          Midcap SPDR Trust Series 1                         12,100         1,166
         ------------------------------------------------------------------------
         Total Other
         ------------------------------------------------------------------------
         (Cost $2,320)                                                      2,384


See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 71 EQUITY PORTFOLIOS

EQUITY PORTFOLIO
  SCHEDULE OF INVESTMENTS                               MAY 31, 2002 (UNAUDITED)
  DIVERSIFIED GROWTH PORTFOLIO (continued)





                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)         (000S)
        ------------------------------------------------------------------------
         SHORT-TERM INVESTMENT - 0.1%
        ------------------------------------------------------------------------
          UBS AG, Grand Cayman,
           Eurodollar Time Deposit,
           1.79%, 6/3/02                                     $75           $75
        ------------------------------------------------------------------------
         Total Short-term Investment
        ------------------------------------------------------------------------
         (Cost $75)                                                         75


        ------------------------------------------------------------------------
         Total Investments - 100.5%
        ------------------------------------------------------------------------
         (Cost $72,058)                                                 77,939
        ------------------------------------------------------------------------
            Liabilities less Other Assets - (0.5)%                        (344)
        ------------------------------------------------------------------------
         NET ASSETS - 100.0%                                           $77,595



* Non-income producing security.





















See Notes to the Financial Statements.

EQUITY PORTFOLIOS 72 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                               EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS                                MAY 31, 2002 (UNAUDITED)

EQUITY INDEX PORTFOLIO

                                                          NUMBER           VALUE
                                                        OF SHARES         (000S)
         COMMON STOCKS - 97.1%
         Advertising - 0.3%
          Interpublic Group of Cos. (The), Inc.             31,000         $1,023
          Omnicom Group, Inc.                               15,200          1,313
         ------------------------------------------------------------------------
                                                                            2,336
         ------------------------------------------------------------------------
         Aerospace/Defense - 1.5%
          Boeing (The) Co.                                  68,700          2,930
          General Dynamics Corp.                            16,600          1,670
          Goodrich Corp.                                     8,300            277
          Lockheed Martin Corp.                             36,408          2,259
          Northrop Grumman Corp.                             9,000          1,092
          Raytheon Co.                                      32,100          1,419
          Rockwell Collins, Inc.                            15,100            393
          United Technologies Corp.                         38,800          2,672
         ------------------------------------------------------------------------
                                                                           12,712
         ------------------------------------------------------------------------
         Airlines - 0.2%
          AMR Corp. *                                       12,700            266
          Delta Air Lines, Inc.                             10,100            265
          Southwest Airlines Co.                            62,868          1,071
         ------------------------------------------------------------------------
                                                                            1,602
         ------------------------------------------------------------------------
         Apparel - 0.3%
          Jones Apparel Group, Inc. *                       10,300            411
          Liz Claiborne, Inc.                                8,600            263
          NIKE, Inc., Class B                               22,000          1,182
          Reebok International Ltd.                          4,800            126
          VF Corp.                                           9,100            387
         ------------------------------------------------------------------------
                                                                            2,369
         ------------------------------------------------------------------------
         Auto Manufacturers - 0.7%
          Ford Motor Co.                                   148,567          2,622
          General Motors Corp.                              45,600          2,834
          Navistar International Corp. *                     4,920            175
          PACCAR, Inc.                                       9,480            419
         ------------------------------------------------------------------------
                                                                            6,050
         ------------------------------------------------------------------------
         Auto Parts & Equipment - 0.3%
          Cooper Tire & Rubber Co.                           6,000            137
          Dana Corp.                                        12,184            260
          Delphi Corp.                                      45,998            724
          Goodyear Tire & Rubber (The) Co.                  13,400            294
          TRW, Inc.                                         10,400            571
          Visteon Corp.                                     10,648            168
         ------------------------------------------------------------------------
                                                                            2,154
         ------------------------------------------------------------------------
         Banks - 6.0%
          AmSouth Bancorp                                   29,900            664
          Bank of America Corp.                            129,086          9,786
          Bank of New York (The) Co., Inc.                  60,400          2,192
          Bank One Corp.                                    95,742          3,890
          BB&T Corp.                                        37,800          1,421
          Charter One Financial, Inc.                       18,390            666
          Comerica, Inc.                                    14,600            936
          Fifth Third Bancorp                               47,867          3,119
          First Tennessee National Corp.                    10,400            405
          FleetBoston Financial Corp.                       85,610          3,017
          Huntington Bancshares, Inc.                       20,577            411
          KeyCorp                                           34,700            947
          Marshall & Ilsley Corp.                            8,800            546
          Mellon Financial Corp.                            36,200          1,343
          National City Corp.                               49,800          1,657
          PNC Financial Services Group                      23,600          1,327
          Regions Financial Corp.                           18,700            674
          SouthTrust Corp.                                  28,400            738
          State Street Corp.                                26,600          1,236
          SunTrust Banks, Inc.                              23,700          1,619
          Synovus Financial Corp.                           23,900            637
          Union Planters Corp.                              11,300            567
          Wachovia Corp.                                   111,656          4,284
          Wells Fargo & Co.                                139,060          7,287
          Zions Bancorp                                      7,500            413
         ------------------------------------------------------------------------
                                                                           49,782
         ------------------------------------------------------------------------
         Beverages - 3.0%
          Anheuser-Busch Cos., Inc.                         72,500          3,742
          Brown-Forman Corp., Class B                        5,600            441
          Coca-Cola (The) Co.                              203,800         11,323
          Coca-Cola Enterprises, Inc.                       36,500            794
          Coors (Adolph) Co., Class B                        3,000            200
          Pepsi Bottling Group, Inc.                        23,400            773
          PepsiCo, Inc.                                    143,490          7,458
         ------------------------------------------------------------------------
                                                                           24,731
         ------------------------------------------------------------------------
         Biotechnology - 0.8%
          Amgen, Inc. *                                     86,000          4,096
          Biogen, Inc. *                                    12,100            604
          Chiron Corp. *                                    15,500            561
          Genzyme Corp. - General Division *                17,400            557
          Immunex Corp. *                                   44,700          1,128
         ------------------------------------------------------------------------
                                                                            6,946
         ------------------------------------------------------------------------

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 73 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO (continued)

                                                          NUMBER           VALUE
                                                        OF SHARES         (000S)
         COMMON STOCKS - 97.1% - CONTINUED
         Building Materials - 0.2%
          American Standard Cos., Inc. *                     5,900           $446
          Masco Corp.                                       37,600          1,002
          Vulcan Materials Co.                               8,300            397
         ------------------------------------------------------------------------
                                                                            1,845
         ------------------------------------------------------------------------
         Chemicals - 1.5%
          Air Products & Chemicals, Inc.                    18,600            933
          Ashland, Inc.                                      5,700            216
          Dow Chemical (The) Co.                            73,976          2,466
          du Pont (E.I.) de Nemours & Co.                   84,058          3,867
          Eastman Chemical Co.                               6,375            295
          Ecolab, Inc.                                      10,500            501
          Engelhard Corp.                                   10,687            333
          Great Lakes Chemical Corp.                         4,100            104
          Hercules, Inc. *                                   8,900            112
          International Flavors & Fragrances, Inc.           7,800            266
          PPG Industries, Inc.                              13,800            789
          Praxair, Inc.                                     13,200            739
          Rohm & Haas Co.                                   18,126            683
          Sherwin-Williams (The) Co.                        12,700            401
          Sigma-Aldrich Corp.                                6,000            286
         ------------------------------------------------------------------------
                                                                           11,991
         ------------------------------------------------------------------------
         Commercial Services - 1.0%
          Apollo Group, Inc., Class A *                     14,200            490
          Cendant Corp. *                                   80,511          1,472
          Concord EFS, Inc. *                               41,700          1,304
          Convergys Corp. *                                 14,100            370
          Deluxe Corp.                                       5,400            244
          Donnelley (R.R.) & Sons Co.                        9,300            268
          Equifax, Inc.                                     11,900            329
          H&R Block, Inc.                                   15,000            674
          McKesson Corp.                                    23,610            885
          Moody's Corp.                                     12,800            616
          Paychex, Inc.                                     30,750          1,066
          Quintiles Transnational Corp. *                    9,800            139
          Robert Half International, Inc. *                 14,400            355
         ------------------------------------------------------------------------
                                                                            8,212
         ------------------------------------------------------------------------
         Computers - 3.8%
          Apple Computer, Inc. *                            29,000            676
          Computer Sciences Corp. *                         14,000            663
          Dell Computer Corp. *                            213,900          5,743
          Electronic Data Systems Corp.                     39,400          2,081
          EMC Corp. of Massachusetts *                     181,762          1,318
          Gateway, Inc. *                                   26,600            143
          Hewlett-Packard Co.                              247,642          4,728
          International Business Machines Corp.            141,300         11,368
          Lexmark International, Inc. *                     10,700            668
          NCR Corp. *                                        8,000            292
          Network Appliance, Inc. *                         27,400            356
          Palm, Inc. *                                      47,329             75
          Sun Microsystems, Inc. *                         266,500          1,836
          Unisys Corp.                                      26,500            303
          Veritas Software Corp. *                          32,900            746
         ------------------------------------------------------------------------
                                                                           30,996
         ------------------------------------------------------------------------
         Cosmetics/Personal Care - 2.3%
          Alberto-Culver Co., Class B                        4,700            249
          Avon Products, Inc.                               19,400          1,027
          Colgate-Palmolive Co.                             45,300          2,455
          Gillette (The) Co.                                86,600          3,081
          Kimberly-Clark Corp.                              43,084          2,797
          Procter & Gamble Co.                             106,300          9,519
         ------------------------------------------------------------------------
                                                                           19,128
         ------------------------------------------------------------------------
         Distribution/Wholesale - 0.1%
          Genuine Parts Co.                                 14,275            522
          Grainger (W.W.), Inc.                              7,700            405
         ------------------------------------------------------------------------
                                                                              927
         ------------------------------------------------------------------------
         Diversified Financial Services - 7.3%
          American Express Co.                             109,400          4,651
          Bear Stearns (The) Cos., Inc.                      8,203            493
          Capital One Financial Corp.                       17,600          1,099
          Citigroup, Inc.                                  422,027         18,223
          Countrywide Credit Industries, Inc.               10,100            498
          Fannie Mae                                        82,000          6,561
          Franklin Resources, Inc.                          21,400            932
          Freddie Mac                                       57,000          3,736
          Household International, Inc.                     37,499          1,918
          Lehman Brothers Holdings, Inc.                    20,000          1,220
          MBNA Corp.                                        69,830          2,528
          Merrill Lynch & Co., Inc.                         69,100          2,813
          Morgan (J.P.) Chase & Co.                        161,888          5,820
          Morgan Stanley Dean Witter & Co.                  90,398          4,109
          Price (T. Rowe) Group, Inc.                       10,100            365
          Providian Financial Corp. *                       23,300            190
          SLM Corp.                                         12,900          1,245
          Stilwell Financial, Inc.                          18,200            393

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 74 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2002 (UNAUDITED)


                                                         NUMBER            VALUE
                                                        OF SHARES         (000S)
         COMMON STOCKS - 97.1% - CONTINUED
         Diversified Financial Services - 7.3% - (continued)
          U.S. Bancorp                                     156,597         $3,703
         ------------------------------------------------------------------------
                                                                           60,497
         ------------------------------------------------------------------------
         Electric - 2.5%
          AES (The) Corp. *                                 43,700            286
          Allegheny Energy, Inc.                            10,300            370
          Ameren Corp.                                      11,300            494
          American Electric Power Co., Inc.                 26,400          1,128
          Calpine Corp. *                                   30,500            294
          Cinergy Corp.                                     13,610            496
          CMS Energy Corp.                                  10,900            197
          Consolidated Edison, Inc.                         17,400            762
          Constellation Energy Group, Inc.                  13,400            406
          Dominion Resources, Inc. of Virginia              22,680          1,469
          DTE Energy Co.                                    13,300            622
          Duke Energy Corp.                                 67,786          2,170
          Edison International *                            26,700            498
          Entergy Corp.                                     18,100            796
          Exelon Corp.                                      26,337          1,409
          FirstEnergy Corp.                                 24,396            842
          FPL Group, Inc.                                   14,400            907
          Mirant Corp. *                                    32,913            313
          NiSource, Inc.                                    17,000            412
          PG&E Corp. *                                      31,800            684
          Pinnacle West Capital Corp.                        6,900            277
          PPL Corp.                                         12,000            425
          Progress Energy, Inc.                             17,900            928
          Public Service Enterprise Group, Inc.             16,900            765
          Reliant Energy, Inc.                              24,418            415
          Southern (The) Co.                                57,000          1,539
          TECO Energy, Inc.                                 11,500            286
          TXU Corp.                                         21,712          1,114
          XCEL Energy, Inc.                                 30,205            649
         ------------------------------------------------------------------------
                                                                           20,953
         ------------------------------------------------------------------------
         Electrical Components & Equipment - 0.3%
          American Power Conversion Corp. *                 16,000            223
          Emerson Electric Co.                              34,500          1,996
          Molex, Inc.                                       15,975            603
          Power-One, Inc. *                                  6,500             59
         ------------------------------------------------------------------------
                                                                            2,881
         ------------------------------------------------------------------------
         Electronics - 0.6%
          Agilent Technologies, Inc. *                      38,066          1,004
          Applied Biosystems Group - Applera Corp.          17,400            317
          Jabil Circuit, Inc. *                             16,200            372
          Johnson Controls, Inc.                             7,200            634
          Millipore Corp. *                                  3,900            154
          Parker-Hannifin Corp.                              9,625            472
          PerkinElmer, Inc.                                 10,100            141
          Sanmina-SCI Corp. *                               42,900            493
          Solectron Corp. *                                 67,300            544
          Symbol Technologies, Inc.                         18,750            161
          Tektronix, Inc. *                                  7,500            152
          Thermo Electron Corp. *                           14,600            268
          Thomas & Betts Corp. *                             4,800            105
          Waters Corp. *                                    10,700            285
         ------------------------------------------------------------------------
                                                                            5,102
         ------------------------------------------------------------------------
         Engineering & Construction - 0.0%
          Fluor Corp.                                        6,600            248
          McDermott International, Inc. *                    5,100             68
         ------------------------------------------------------------------------
                                                                              316
         ------------------------------------------------------------------------
         Entertainment - 0.1%
          International Game Technology *                    7,300            456
         ------------------------------------------------------------------------
         Environmental Control - 0.2%
          Allied Waste Industries, Inc. *                   16,200            182
          Waste Management, Inc.                            51,485          1,413
         ------------------------------------------------------------------------
                                                                            1,595
         ------------------------------------------------------------------------
         Food - 2.3%
          Albertson's, Inc.                                 33,380          1,174
          Archer-Daniels-Midland Co.                        53,678            781
          Campbell Soup Co.                                 33,600            949
          ConAgra Foods, Inc.                               44,100          1,085
          General Mills, Inc.                               30,000          1,365
          Heinz (H.J.) Co.                                  28,700          1,166
          Hershey Foods Corp.                               11,100            741
          Kellogg Co.                                       33,300          1,222
          Kroger Co.                                        65,700          1,468
          Safeway, Inc. *                                   41,200          1,675
          Sara Lee Corp.                                    64,400          1,358
          SUPERVALU, Inc.                                   10,900            329
          Sysco Corp.                                       54,600          1,521
          Unilever N.V. (New York Shares)                   46,925          3,075
          Winn-Dixie Stores, Inc.                           11,500            223
          Wrigley (Wm.) Jr. Co.                             18,500          1,060
         ------------------------------------------------------------------------
                                                                           19,192
         ------------------------------------------------------------------------

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 75 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO (continued)

                                                          NUMBER           VALUE
                                                        OF SHARES         (000S)
         COMMON STOCKS - 97.1% - CONTINUED
         Forest Products & Paper - 0.6%
          Boise Cascade Corp.                                4,800           $171
          Georgia-Pacific Corp.                             18,897            504
          International Paper Co.                           39,558          1,705
          Louisiana-Pacific Corp. *                          8,600             91
          MeadWestvaco Corp.                                16,275            514
          Plum Creek Timber Co., Inc.                       15,000            456
          Temple-Inland, Inc.                                4,300            239
          Weyerhaeuser Co.                                  18,100          1,185
         ------------------------------------------------------------------------
                                                                            4,865
         ------------------------------------------------------------------------
         Gas - 0.1%
          KeySpan Corp.                                     11,400            432
          NICOR, Inc.                                        3,600            173
          Peoples Energy Corp.                               2,900            114
          Sempra Energy                                     17,040            426
         ------------------------------------------------------------------------
                                                                            1,145
         ------------------------------------------------------------------------
         Hand/Machine Tools - 0.1%
          Black & Decker Corp.                               6,600            315
          Snap-On, Inc.                                      4,700            149
          Stanley Works (The)                                7,000            298
         ------------------------------------------------------------------------
                                                                              762
         ------------------------------------------------------------------------
         Healthcare-Products - 3.4%
          Bard (C.R.), Inc.                                  4,200            231
          Bausch & Lomb, Inc.                                4,400            166
          Baxter International, Inc.                        48,400          2,599
          Becton, Dickinson & Co.                           21,200            797
          Biomet, Inc.                                      22,125            625
          Boston Scientific Corp. *                         33,100            922
          Guidant Corp. *                                   25,000          1,000
          Johnson & Johnson                                251,652         15,439
          Medtronic, Inc.                                   99,300          4,583
          St. Jude Medical, Inc. *                           7,100            599
          Stryker Corp.                                     16,100            878
          Zimmer Holdings, Inc. *                           15,910            557
         ------------------------------------------------------------------------
                                                                           28,396
         ------------------------------------------------------------------------
         Healthcare-Services - 1.1%
          Aetna, Inc.                                       11,857            567
          HCA, Inc.                                         42,295          2,078
          Health Management Associates, Inc., Class A *     19,800            408
          Healthsouth Corp. *                               32,200            456
          Humana, Inc.                                      13,800            210
          Manor Care, Inc. *                                 8,350            216
          Tenet Healthcare Corp. *                          26,700          1,989
          UnitedHealth Group, Inc.                          25,600          2,325
          Wellpoint Health Networks, Inc. *                 11,800            875
         ------------------------------------------------------------------------
                                                                            9,124
         ------------------------------------------------------------------------
         Home Builders - 0.1%
          Centex Corp.                                       5,000            269
          KB HOME                                            4,100            211
          Pulte Homes, Inc.                                  5,000            271
         ------------------------------------------------------------------------
                                                                              751
         ------------------------------------------------------------------------
         Home Furnishings - 0.1%
          Leggett & Platt, Inc.                             16,100            424
          Maytag Corp.                                       6,300            282
          Whirlpool Corp.                                    5,500            393
         ------------------------------------------------------------------------
                                                                            1,099
         ------------------------------------------------------------------------
         Household Products/Wares - 0.3%
          American Greetings Corp., Class A                  5,200            107
          Avery Dennison Corp.                               9,000            588
          Clorox Co.                                        19,100            875
          Fortune Brands, Inc.                              12,200            655
          Tupperware Corp.                                   4,800            106
         ------------------------------------------------------------------------
                                                                            2,331
         ------------------------------------------------------------------------
         Housewares - 0.1%
          Newell Rubbermaid, Inc.                           21,902            748
         ------------------------------------------------------------------------
         Insurance - 4.5%
          ACE Ltd.                                          21,300            737
          AFLAC, Inc.                                       42,800          1,376
          Allstate Corp.                                    58,530          2,252
          Ambac Financial Group, Inc.                        8,700            586
          American International Group, Inc.               214,268         14,349
          Aon Corp.                                         22,100            739
          Chubb (The) Corp.                                 13,900          1,045
          CIGNA Corp.                                       11,900          1,262
          Cincinnati Financial Corp.                        13,300            604
          Conseco, Inc. *                                   28,263             79
          Hartford Financial Services Group, Inc.           20,100          1,327
          Jefferson-Pilot Corp.                             12,305            586
          John Hancock Financial Services, Inc.             24,500            899
          Lincoln National Corp.                            15,500            695
          Loews Corp.                                       15,700            896
          Marsh & McLennan Cos., Inc.                       22,550          2,275
          MBIA, Inc.                                        12,150            682
          Metlife, Inc.                                     59,500          1,977
          MGIC Investment Corp.                              8,800            640

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 76 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2002 (UNAUDITED)

                                                         NUMBER            VALUE
                                                        OF SHARES         (000S)
         COMMON STOCKS - 97.1% - CONTINUED
         Insurance - 4.5% - (continued)
          Progressive (The) Corp.                           18,000         $1,066
          SAFECO Corp.                                      10,500            336
          St. Paul (The) Cos., Inc.                         17,044            726
          Torchmark Corp.                                   10,200            412
          UnumProvident Corp.                               19,821            501
          XL Capital Ltd., Class A                          10,900            965
         ------------------------------------------------------------------------
                                                                           37,012
         ------------------------------------------------------------------------
         Internet - 0.3%
          Schwab (The Charles) Corp.                       112,125          1,356
          TMP Worldwide, Inc. *                              9,100            246
          Yahoo!, Inc. *                                    47,700            764
         ------------------------------------------------------------------------
                                                                            2,366
         ------------------------------------------------------------------------
         Iron/Steel - 0.1%
          Allegheny Technologies, Inc.                       6,613            116
          Nucor Corp.                                        6,400            427
          United States Steel Corp.                          8,100            166
         ------------------------------------------------------------------------
                                                                              709
         ------------------------------------------------------------------------
         Leisure Time - 0.4%
          Brunswick Corp.                                    7,200            191
          Carnival Corp.                                    48,129          1,463
          Harley-Davidson, Inc.                             24,800          1,304
          Sabre Holdings Corp. *                            11,740            463
         ------------------------------------------------------------------------
                                                                            3,421
         ------------------------------------------------------------------------
         Lodging - 0.3%
          Harrah's Entertainment, Inc. *                     9,200            439
          Hilton Hotels Corp.                               30,300            430
          Marriott International, Inc., Class A             19,800            801
          Starwood Hotels & Resorts Worldwide, Inc.         16,200            573
         ------------------------------------------------------------------------
                                                                            2,243
         ------------------------------------------------------------------------
         Machinery - Construction & Mining - 0.2%
          Caterpillar, Inc.                                 28,200          1,474
         ------------------------------------------------------------------------
         Machinery - Diversified - 0.2%
          Cummins, Inc.                                      3,400            125
          Deere & Co.                                       19,500            917
          Dover Corp.                                       16,600            591
          Rockwell Automation, Inc.                         15,100            331
         ------------------------------------------------------------------------
                                                                            1,964
         ------------------------------------------------------------------------
         Media - 3.5%
          AOL Time Warner, Inc. *                          363,100          6,790
          Clear Channel Communications, Inc. *              49,000          2,608
          Comcast Corp., Special Class A *                  77,500          2,183
          Disney (The Walt) Co.                            167,300          3,833
          Dow Jones & Co., Inc.                              6,900            380
          Gannett Co., Inc.                                 21,700          1,645
          Knight-Ridder, Inc.                                6,900            454
          McGraw-Hill (The) Cos., Inc.                      15,900          1,004
          Meredith Corp.                                     4,000            162
          New York Times Co., Class A                       12,400            623
          Tribune Co.                                       24,400          1,037
          Univision Communications, Inc., Class A *         18,800            752
          Viacom, Inc., Class B *                          145,431          7,120
         ------------------------------------------------------------------------
                                                                           28,591
         ------------------------------------------------------------------------
         Metal Fabrication/Hardware - 0.0%
          Worthington Industries, Inc.                       6,975            106
         ------------------------------------------------------------------------
         Mining - 0.8%
          Alcan, Inc.                                       26,300          1,002
          Alcoa, Inc.                                       69,504          2,431
          Barrick Gold Corp.                                43,955            958
          Freeport-McMoRan Copper & Gold, Inc., Class B *   11,800            233
          Inco Ltd. *                                       14,900            338
          Newmont Mining Corp. (Holding Co.)                32,097          1,002
          Phelps Dodge Corp. *                               6,442            251
          Placer Dome, Inc.                                 26,900            366
         ------------------------------------------------------------------------
                                                                            6,581
         ------------------------------------------------------------------------
         Miscellaneous Manufacturing - 5.1%
          3M Co.                                            32,200          4,039
          Cooper Industries Ltd., Class A                    7,700            334
          Crane Co.                                          4,900            136
          Danaher Corp.                                     12,200            849
          Eastman Kodak Co.                                 23,900            795
          Eaton Corp.                                        5,700            461
          General Electric Co.                             815,000         25,379
          Honeywell International, Inc.                     66,687          2,614
          Illinois Tool Works, Inc.                         25,000          1,776
          Ingersoll-Rand Co., Class A                       13,750            692
          ITT Industries, Inc.                               7,300            489
          Pall Corp.                                        10,066            229
          Textron, Inc.                                     11,600            544
          Tyco International Ltd.                          163,803          3,596
         ------------------------------------------------------------------------
                                                                           41,933
         ------------------------------------------------------------------------
         Office/Business Equipment - 0.2%
          Pitney Bowes, Inc.                                20,000            819

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 77 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO (continued)


                                                          NUMBER           VALUE
                                                        OF SHARES         (000S)
         COMMON STOCKS - 97.1% - CONTINUED
         Office/Business Equipment - 0.2% - (continued)
          Xerox Corp.                                       59,100           $530
         ------------------------------------------------------------------------
                                                                            1,349
         ------------------------------------------------------------------------
         Oil & Gas - 1.2%
          ChevronTexaco Corp.                               87,540          7,638
          Conoco, Inc.                                      51,331          1,380
          Marathon Oil Corp.                                25,400            696
         ------------------------------------------------------------------------
                                                                            9,714
         ------------------------------------------------------------------------
         Oil & Gas Producers - 5.1%
          Amerada Hess Corp.                                 7,300            600
          Anadarko Petroleum Corp.                          20,437          1,037
          Apache Corp.                                      11,210            624
          Burlington Resources, Inc.                        16,452            668
          Devon Energy Corp.                                12,700            664
          EOG Resources, Inc.                                9,500            390
          Exxon Mobil Corp.                                561,164         22,407
          Kerr-McGee Corp.                                   8,213            477
          Nabors Industries, Inc. *                         11,600            509
          Noble Corp. *                                     10,800            462
          Occidental Petroleum Corp.                        30,600            914
          Phillips Petroleum Co.                            31,240          1,798
          Rowan Cos., Inc. *                                 7,700            198
          Royal Dutch Petroleum Co. -  New York Shares     174,200          9,581
          Sunoco, Inc.                                       6,200            221
          Transocean, Inc.                                  26,109            997
          Unocal Corp.                                      20,000            736
         ------------------------------------------------------------------------
                                                                           42,283
         ------------------------------------------------------------------------
         Oil & Gas Services - 0.6%
          Baker Hughes, Inc.                                27,540          1,009
          BJ Services Co. *                                 12,800            480
          Halliburton Co.                                   35,200            653
          Schlumberger Ltd.                                 47,300          2,443
         ------------------------------------------------------------------------
                                                                            4,585
         ------------------------------------------------------------------------
         Packaging & Containers - 0.1%
          Ball Corp.                                         4,500            187
          Bemis Co., Inc.                                    4,300            215
          Pactiv Corp. *                                    13,100            303
          Sealed Air Corp. *                                 6,906            309
         ------------------------------------------------------------------------
                                                                            1,014
         ------------------------------------------------------------------------
         Pharmaceuticals - 7.9%
          Abbott Laboratories                              127,700          6,066
          Allergan, Inc.                                    10,700            675
          AmerisourceBergen Corp.                            8,525            657
          Bristol-Myers Squibb Co.                         158,700          4,939
          Cardinal Health, Inc.                             36,875          2,451
          Forest Laboratories, Inc. *                       14,700          1,085
          King Pharmaceuticals, Inc. *                      20,100            544
          Lilly (Eli) & Co.                                 92,196          5,965
          Medimmune, Inc. *                                 20,300            660
          Merck & Co., Inc.                                186,600         10,655
          Pfizer, Inc.                                     515,700         17,843
          Pharmacia Corp.                                  106,377          4,594
          Schering-Plough Corp.                            120,100          3,177
          Watson Pharmaceuticals, Inc. *                     8,700            226
          Wyeth                                            108,200          6,005
         ------------------------------------------------------------------------
                                                                           65,542
         ------------------------------------------------------------------------
         Pipelines - 0.3%
          Dynegy, Inc., Class A                             28,800            256
          El Paso Corp.                                     41,854          1,073
          Kinder Morgan, Inc.                               10,100            437
          Williams (The) Cos., Inc.                         42,300            601
         ------------------------------------------------------------------------
                                                                            2,367
         ------------------------------------------------------------------------
         REITS - 0.2%
          Equity Office Properties Trust                    34,000          1,025
          Equity Residential                                22,200            642
         ------------------------------------------------------------------------
                                                                            1,667
         ------------------------------------------------------------------------
         Retail - 7.4%
          Autozone, Inc. *                                   8,800            720
          Bed Bath & Beyond, Inc. *                         23,800            816
          Best Buy Co., Inc. *                              26,050          1,204
          Big Lots, Inc. *                                   9,400            168
          Circuit City Stores, Inc. - Circuit City Group    17,100            392
          Costco Wholesale Corp. *                          37,106          1,457
          CVS Corp.                                         32,100          1,028
          Darden Restaurants, Inc.                          14,400            362
          Dillard's, Inc., Class A                           6,900            207
          Dollar General Corp.                              27,237            468
          Family Dollar Stores, Inc.                        14,100            508
          Federated Department Stores, Inc. *               15,700            650
          Gap (The), Inc.                                   70,975          1,034
          Home Depot (The), Inc.                           192,250          8,015
          Kohl's Corp. *                                    27,500          2,063
          Limited (The), Inc.                               42,400            890
          Lowe's Cos., Inc.                                 63,500          2,995

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 78 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2002 (UNAUDITED)

                                                          NUMBER           VALUE
                                                        OF SHARES         (000S)
         COMMON STOCKS - 97.1% - CONTINUED
         Retail - 7.4% - (continued)
          May Department Stores (The) Co.                   24,000           $844
          McDonald's Corp.                                 105,400          3,156
          Nordstrom, Inc.                                   11,000            271
          Office Depot, Inc. *                              25,200            461
          Penney (J.C.) Co., Inc.(Holding Co.)              21,600            528
          RadioShack Corp.                                  14,700            503
          Sears, Roebuck & Co.                              26,500          1,565
          Staples, Inc. *                                   37,900            799
          Starbucks Corp. *                                 31,400            762
          Target Corp.                                      74,100          3,071
          Tiffany & Co.                                     11,900            446
          TJX Cos., Inc.                                    44,700            943
          Toys "R" Us, Inc. *                               17,200            314
          Wal-Mart Stores, Inc.                            365,600         19,779
          Walgreen Co.                                      83,800          3,206
          Wendy's International, Inc.                        8,600            327
          Yum! Brands, Inc. *                               11,930            762
         ------------------------------------------------------------------------
                                                                           60,714
         ------------------------------------------------------------------------
         Savings & Loans - 0.5%
          Golden West Financial Corp.                       12,900            903
          Washington Mutual, Inc.                           78,991          3,070
         ------------------------------------------------------------------------
                                                                            3,973
         ------------------------------------------------------------------------
         Semiconductors - 4.0%
          Advanced Micro Devices, Inc. *                    27,900            319
          Altera Corp. *                                    31,600            570
          Analog Devices, Inc. *                            29,900          1,095
          Applied Materials, Inc. *                        134,500          2,983
          Applied Micro Circuits Corp. *                    24,600            151
          Broadcom Corp., Class A *                         21,500            485
          Conexant Systems, Inc. *                          21,000            150
          Intel Corp.                                      550,600         15,208
          KLA-Tencor Corp. *                                15,300            798
          Linear Technology Corp.                           26,000            969
          LSI Logic Corp. *                                 30,100            343
          Maxim Integrated Products, Inc. *                 26,700          1,228
          Micron Technology, Inc. *                         49,200          1,160
          National Semiconductor Corp. *                    14,600            448
          Novellus Systems, Inc. *                          11,800            501
          NVIDIA Corp. *                                    11,900            398
          PMC - Sierra, Inc. *                              13,500            192
          QLogic Corp. *                                     7,600            347
          Teradyne, Inc. *                                  14,800            401
          Texas Instruments, Inc.                          142,400          4,083
          Vitesse Semiconductor Corp. *                     16,400             82
          Xilinx, Inc. *                                    27,500            970
         ------------------------------------------------------------------------
                                                                           32,881
         ------------------------------------------------------------------------
         Software - 4.5%
          Adobe Systems, Inc.                               19,400            700
          Autodesk, Inc.                                     9,000            122
          Automatic Data Processing, Inc.                   50,900          2,643
          BMC Software, Inc. *                              19,900            336
          Citrix Systems, Inc. *                            15,400            164
          Computer Associates International, Inc.           47,401            823
          Compuware Corp. *                                 30,600            226
          First Data Corp.                                  31,300          2,479
          Fiserv, Inc. *                                    15,650            666
          IMS Health, Inc.                                  24,200            509
          Intuit, Inc. *                                    17,400            761
          Mercury Interactive Corp. *                        6,800            230
          Microsoft Corp. *                                444,200         22,614
          Novell, Inc. *                                    29,700            102
          Oracle Corp. *                                   450,900          3,562
          Parametric Technology Corp. *                     21,300             74
          PeopleSoft, Inc. *                                24,800            509
          Rational Software Corp. *                         15,900            181
          Siebel Systems, Inc. *                            37,900            692
         ------------------------------------------------------------------------
                                                                           37,393
         ------------------------------------------------------------------------
         Telecommunications - 6.4%
          ADC Telecommunications, Inc. *                    65,100            218
          Alltel Corp.                                      25,500          1,313
          Andrew Corp. *                                     6,730            116
          AT&T Corp.                                       290,225          3,474
          AT&T Wireless Services, Inc. *                   221,719          1,798
          Avaya, Inc. *                                     29,548            204
          BellSouth Corp.                                  154,100          5,128
          CenturyTel, Inc.                                  11,600            360
          CIENA Corp. *                                     27,000            153
          Cisco Systems, Inc. *                            601,700          9,495
          Citizens Communications Co. *                     23,000            216
          Comverse Technology, Inc. *                       15,300            181
          Corning, Inc.                                     77,500            372
          JDS Uniphase Corp. *                             111,300            391
          Lucent Technologies, Inc. *                      280,776          1,306
          Motorola, Inc.                                   182,616          2,920

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 79 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS                                MAY 31, 2002 (UNAUDITED)

EQUITY INDEX PORTFOLIO (continued)

                                                          NUMBER           VALUE
                                                        OF SHARES         (000S)
         COMMON STOCKS - 97.1% - CONTINUED
         Telecommunications - 6.4% - (continued)
          Nextel Communications, Inc., Class A *            65,500           $318
          Nortel Networks Corp. *                          262,840            581
          QUALCOMM, Inc. *                                  62,900          1,990
          Qwest Communications International, Inc.         136,542            704
          SBC Communications, Inc.                         274,978          9,429
          Scientific-Atlanta, Inc.                          12,800            249
          Sprint Corp. - FON Group                          72,800          1,198
          Sprint Corp. - PCS Group *                        81,100            847
          Tellabs, Inc. *                                   33,600            325
          Verizon Communications, Inc.                     222,710          9,576
         ------------------------------------------------------------------------
                                                                           52,862
         ------------------------------------------------------------------------
         Textiles - 0.1%
          Cintas Corp.                                      13,900            726
         ------------------------------------------------------------------------
         Tobacco - 1.3%
          Philip Morris Cos., Inc.                         177,700         10,173
          UST, Inc.                                         13,800            529
         ------------------------------------------------------------------------
                                                                           10,702
         ------------------------------------------------------------------------
         Toys, Games & Hobbies - 0.1%
          Hasbro, Inc.                                      14,212            217
          Mattel, Inc.                                      35,445            753
         ------------------------------------------------------------------------
                                                                              970
         ------------------------------------------------------------------------
         Transportation - 0.6%
          Burlington Northern Santa Fe Corp.                31,495            892
          CSX Corp.                                         17,500            602
          FedEx Corp. *                                     24,520          1,323
          Norfolk Southern Corp.                            31,700            671
          Union Pacific Corp.                               20,400          1,249
         ------------------------------------------------------------------------
                                                                            4,737
         ------------------------------------------------------------------------
         Trucking & Leasing - 0.0%
          Ryder System, Inc.                                 5,000            149
         ------------------------------------------------------------------------
         Total Common Stocks
         ------------------------------------------------------------------------
         (Cost $743,985)                                                  802,022

                                                           PRINCIPAL
                                                            AMOUNT      VALUE
                                                            (000S)     (000S)
         SHORT-TERM INVESTMENTS - 2.8%
          UBS AG, Grand Cayman,
           Eurodollar Time Deposit,
           1.79%, 6/3/02                                   $20,562        $20,562
          U.S. Treasury Bill, /(1)/
           1.70%, 7/18/02                                    2,450          2,445
         ------------------------------------------------------------------------
         Total Short-Term Investments
         ------------------------------------------------------------------------
         (Cost $23,007)                                                    23,007


         ------------------------------------------------------------------------
         Total Investments - 99.9%
         ------------------------------------------------------------------------
         (Cost $766,992)                                                  825,029
            Other Assets less Liabilities - 0.1%                              950
         ------------------------------------------------------------------------
         NET ASSETS - 100.0%                                             $825,979

      *  Non-income producing security.

     (1) Security pledged as collateral to cover margin requirements for open futures contracts.

     At May 31, 2002, Equity Index Fund had open futures contracts as follows:

                                  NOTIONAL                           UNREALIZED
                    NUMBER OF      AMOUNT    CONTRACT     CONTRACT      LOSS
         TYPE       CONTRACTS      (000S)    POSITION       EXP.       (000S)
          S&P 500      89          $23,752     Long         6/02        $(1,095)
         ========================================================================

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 80 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                           EQUITY PORTFOLIOS
SCHEDULE OF INVESTMENTS                             MAY 31, 2002 (UNAUDITED)
BALANCED PORTFOLIO



                                                             NUMBER        VALUE
                                                           OF SHARES      (000S)
         COMMON STOCKS - 54.4%
         Advertising - 0.9%
          Lamar Advertising Co. *                            17,200         $740
         -----------------------------------------------------------------------
         Aerospace/Defense - 1.4%
          General Dynamics Corp.                             10,400        1,046
          United Defense Industries, Inc. *                   5,000          116
         -----------------------------------------------------------------------
                                                                           1,162
         -----------------------------------------------------------------------
         Agriculture - 1.7%
          Philip Morris Cos., Inc.                           21,300        1,219
          UST, Inc.                                           6,700          257
         -----------------------------------------------------------------------
                                                                           1,476
         -----------------------------------------------------------------------
         Airlines - 0.6%
          Southwest Airlines Co.                             30,200          514
         -----------------------------------------------------------------------
         Banks - 0.6%
          Wells Fargo & Co.                                   9,400          493
         -----------------------------------------------------------------------
         Beverages - 0.3%
          Coca-Cola (The) Co.                                 4,500          250
         -----------------------------------------------------------------------
         Biotechnology - 0.3%
          Amgen, Inc. *                                       6,000          286
         -----------------------------------------------------------------------
         Building materials - 1.0%
          Masco Corp.                                        31,200          832
         -----------------------------------------------------------------------
         Commercial services - 0.2%
          Aramark Corp., Class B *                            7,500          195
         -----------------------------------------------------------------------
         Computers - 2.1%
          Affiliated Computer Services, Inc., Class A *      20,200        1,124
          Hewlett-Packard Co.                                15,000          286
          International Business Machines Corp.               5,500          443
         -----------------------------------------------------------------------
                                                                           1,853
         -----------------------------------------------------------------------
         Cosmetics/Personal Care - 0.7%
          Avon Products, Inc.                                12,000          635
         -----------------------------------------------------------------------
         Diversified Financial Services - 4.6%
          American Express Co.                                8,000          340
          Citigroup, Inc.                                    17,100          739
          Fannie Mae                                          5,000          400
          Freddie Mac                                        15,000          983
          MBNA Corp.                                         12,400          449
          Merrill Lynch & Co., Inc.                          12,500          509
          Morgan Stanley Dean Witter & Co.                   12,100          550
         -----------------------------------------------------------------------
                                                                           3,970
         -----------------------------------------------------------------------
         Electronics - 0.4%
          Flextronics International Ltd. *                   10,600          140
          Sanmina-SCI Corp. *                                15,400          177
         -----------------------------------------------------------------------
                                                                             317
         -----------------------------------------------------------------------
          Food - 0.5%
          Dreyer's Grand Ice Cream, Inc.                     6,000          $264
          Kraft, Inc., Class A                               4,000           172
         -----------------------------------------------------------------------
                                                                             436
         -----------------------------------------------------------------------
         Forest Products & Paper - 0.7%
          International Paper Co.                            14,800          638
         -----------------------------------------------------------------------
         Healthcare-Products - 3.2%
          Baxter International, Inc.                         19,600        1,052
          Henry Schein, Inc. *                                7,500          372
          Johnson & Johnson                                  21,200        1,301
         -----------------------------------------------------------------------
                                                                           2,725
         -----------------------------------------------------------------------
         Healthcare-Services - 0.9%
          HCA, Inc.                                          16,100          791
         -----------------------------------------------------------------------
         Home Furnishings - 0.8%
          Matsushita Electric Industrial Co. Ltd. ADR        25,000          356
          Sony Corp. ADR                                      6,000          348
         -----------------------------------------------------------------------
                                                                             704
         -----------------------------------------------------------------------
         Insurance - 3.9%
          AFLAC, Inc.                                         8,000          257
          American International Group, Inc.                 18,850        1,263
          Everest Re Group Ltd.                               6,000          376
          Gallagher (Arthur J.) & Co.                        20,000          705
          MBIA, Inc.                                         12,500          701
          Principal Financial Group *                         3,000           91
         -----------------------------------------------------------------------
                                                                           3,393
         -----------------------------------------------------------------------
         Leisure Time - 0.4%
          USA Interactive, Inc. *                            11,893          339
         -----------------------------------------------------------------------
         Media - 2.5%
          AOL Time Warner, Inc. *                            18,050          337
          Clear Channel Communications, Inc. *                9,600          511
          COX Radio, Inc., Class A *                          5,400          148
          Entercom Communications Corp. *                     3,000          158
          Viacom, Inc., Class B *                            17,000          832
          Westwood One, Inc. *                                3,800          145
         -----------------------------------------------------------------------
                                                                           2,131
         -----------------------------------------------------------------------
         Mining - 1.0%
          Alcoa, Inc.                                        17,700          619
          Barrick Gold Corp.                                 12,000          262
         -----------------------------------------------------------------------
                                                                             881
         -----------------------------------------------------------------------
         Miscellaneous Manufacturing - 3.2%
          3M Co.                                              5,000          627
          Danaher Corp.                                      12,400          863



See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 81 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

BALANCED PORTFOLIO (continued)

                                                            NUMBER      VALUE
                                                          OF SHARES     (000S)
         COMMON STOCKS - 54.4% - CONTINUED
         -----------------------------------------------------------------------
         Miscellaneous Manufacturing - 3.2% - (continued)
          General Electric Co.                               33,300     $1,037
          SPX Corp.                                           2,000        275
         -----------------------------------------------------------------------
                                                                         2,802
         -----------------------------------------------------------------------
         Oil & Gas - 3.1%
          ChevronTexaco Corp.                                 5,500        480
          ENSCO International, Inc.                           8,200        269
          Exxon Mobil Corp.                                  15,900        635
          Noble Corp. *                                      10,000        428
          Royal Dutch Petroleum Co. -  New York Shares        9,900        544
          Transocean, Inc.                                    8,500        324
         -----------------------------------------------------------------------
                                                                         2,680
         -----------------------------------------------------------------------
         Oil & Gas Services - 1.2%
          BJ Services Co. *                                   7,000        263
          Schlumberger Ltd.                                  15,400        795
         -----------------------------------------------------------------------
                                                                         1,058
         -----------------------------------------------------------------------
         Pharmaceuticals - 2.9%
          Cardinal Health, Inc.                               4,300        286
          Forest Laboratories, Inc. *                         5,500        406
          Pfizer, Inc.                                       26,400        913
          Wyeth                                              15,900        883
         -----------------------------------------------------------------------
                                                                         2,488
         -----------------------------------------------------------------------
         REITS - 0.8%
          AvalonBay Communities, Inc.                         8,500        403
          Equity Office Properties Trust                      9,300        280
         -----------------------------------------------------------------------
                                                                           683
         -----------------------------------------------------------------------
         Retail - 4.9%
          BJ's Wholesale Club, Inc. *                         5,000        216
          Home Depot (The), Inc.                             18,100        755
          Kohl's Corp. *                                      6,000        450
          Lowe's Cos., Inc.                                   7,500        354
          Staples, Inc. *                                    19,700        415
          Target Corp.                                       12,900        535
          Wal-Mart Stores, Inc.                              18,100        979
          Walgreen Co.                                       14,800        566
         -----------------------------------------------------------------------
                                                                         4,270
         -----------------------------------------------------------------------
         Semiconductors - 3.7%
          Analog Devices, Inc. *                              3,400        124
          Applied Materials, Inc. *                          19,800        439
          Intel Corp.                                        43,900      1,212
          Linear Technology Corp.                            10,700        399
          Teradyne, Inc. *                                   15,900        431
          Texas Instruments, Inc.                            20,300        582
         -----------------------------------------------------------------------
                                                                         3,187
         -----------------------------------------------------------------------
         Software - 2.2%
          Fiserv, Inc. *                                     22,100        940
          Microsoft Corp. *                                  18,200        927
         -----------------------------------------------------------------------
                                                                         1,867
         -----------------------------------------------------------------------
         Telecommunications - 2.4%
          BellSouth Corp.                                     8,700        289
          Cisco Systems, Inc. *                              25,700        406
          Motorola, Inc.                                     32,900        526
          SBC Communications, Inc.                           12,100        415
          Verizon Communications, Inc.                       10,700        460
         -----------------------------------------------------------------------
                                                                         2,096
         -----------------------------------------------------------------------
         Transportation - 1.3%
          CSX Corp.                                          13,300        457
          Expeditors International Washington, Inc.          10,500        621
         -----------------------------------------------------------------------
                                                                         1,078
         -----------------------------------------------------------------------
         Total Common Stocks
         -----------------------------------------------------------------------
         (Cost $44,017)                                                 46,970


         CONVERTIBLE PREFERRED STOCK - 0.8%
         Agency - 0.8%
          Home Ownership Funding Corp. /(1)/                  1,000        670
         -----------------------------------------------------------------------
         Total Convertible Preferred StocK
         -----------------------------------------------------------------------
         (Cost $1,000)                                                     670

                                                              PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000)      (000S)
         ASSET-BACKED SECURITIES - 5.4%
          Advanta Mortgage Loan Trust, Series 2000-1,
           Class A4,
           8.61%, 3/25/28                                      $130        142
          AmeriCredit Automobile Receivables Trust,
           Series 2002-1, Class A3,
           4.23%, 10/6/06                                       175        176
          Banc of America Commercial Mortgage, Inc.,
           Series 2000-2, Class A2,
           7.20%, 9/15/32                                       190        206
          BMW Vehicle Owner Trust, Series 2002-A, Class A2,
           2.83%, 12/27/04                                      165        165

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 82 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2002 (UNAUDITED)


                                                           PRINCIPAL
                                                            AMOUNT        VALUE
                                                            (000S)        (000S)

       ASSET-BACKED SECURITIES - 5.4% - CONTINUED
        Chase Manhattan Bank-First Union National Bank,
         Series 1999-1, Class A2,
         7.44%, 8/15/31                                      $175          $192
        CIT Equipment Collateral, Series 2000-2, Class
         A3, 6.84%, 6/20/04                                    82            84
        Commercial Mortgage Asset Trust, Series 1999-C1,
         Class A3,
         6.64%, 9/17/10                                       245           260
        CPL Transition Funding LLC, Series 2002-1, Class
         A2,
         5.01%, 1/15/10                                       110           111
        CS First Boston Mortgage Securities Corp.,
         Series 1999-C1, Class A2,
         7.29%, 9/15/41                                       160           175
        CS First Boston Mortgage Securities Corp.,
         Series 2000-C1, Class A2,
         7.55%, 4/14/62                                       160           177
        Distribution Financial Services Trust, Series
         1999-3
         6.65%, 3/15/11                                       347           356
        First Nationwide Trust, Series 2001-1, Class 2A2,
         7.00%, 6/25/31                                       310           321
        GMAC Commercial Mortgage Securities, Inc.,
         Series 1999-C1, Class A2,
         6.18%, 5/15/33                                        50            52
        Honda Auto Receivables Owner Trust, Series
         2002-1, Class A4,
         4.22%, 4/16/07                                       220           221
        Household Automotive Trust, Series 2002-1, Class
         A2,
         2.75%, 5/17/05                                       175           175
        Isuzu Auto Owner Trust, Series 2001-1, Class A4,
         5.31%, 1/22/07                                       165           170
        LB Commercial Conduit Mortgage Trust,
         Series 1999-C1, Class A2,
         6.78%, 6/15/31                                        65            69
        LB-UBS Commercial Mortgage Trust, Series 2000-C3,
         Class A2,
         7.95%, 1/15/10                                       265           299
        PP&L Transition Bond Co. LLC, Series 1999-1,
         Class A6,
         6.96%, 12/26/07                                      290           312
        Residential Asset Mortgage Products, Inc.,
         Series 2001-RZ3, Class A1,
         4.66%, 5/25/18                                        78            79
        Residential Funding Mortgage Securities I,
         Series 2001-S9, Class A5,
         6.75%, 4/25/31                                       293           300
        Residential Funding Mortgage Securities II,
         Series 2001-HI2, Class AI3,
         5.67%, 6/25/14                                       100           102
        Residential Funding Mortgage Securities II,
         Series 2001-HI3, Class AI2,
         5.33%, 5/25/12                                       200           203
        Toyota Auto Receivables Owner Trust, Series
         2002-B, Class A2,
         2.79%, 12/15/04                                      290           291
       ------------------------------------------------------------------------
       Total Asset-Backed Securities
       ------------------------------------------------------------------------
       (Cost $4,582)                                                      4,638

       CORPORATE BONDS - 7.2%
       Airlines - 0.2%
        Continental Airlines, Inc., Enhanced Equipment Trust
         Certificate (AMBAC Insured),
         6.56%, 2/15/12                                        40            41
        Delta Air Lines, Inc., Enhanced Equipment Trust
         Certificate,
         7.57%, 11/18/10                                       65            69
        U.S. Airways, Inc., Enhanced Equipment Trust
         Certificate (MBIA Insured),
         7.89%, 3/1/19                                         39            40
       -------------------------------------------------------------------------
                                                                            150
       -------------------------------------------------------------------------
       Banks - 0.2%
        Marshall & Ilsley Corp.,
         5.75%, 9/1/06                                        200           206
       -------------------------------------------------------------------------
       Chemicals - 0.1%
        Praxair, Inc.,
         6.38%, 4/1/12                                         70            72
       -------------------------------------------------------------------------
       Diversified Financial Services - 3.0%
        Boeing Capital Corp.,
         7.10%, 9/27/05                                       225           241
        CIT Group, Inc.,
         5.63%, 5/17/04                                       295           285
        Countrywide Home Loans, Inc.,
         5.50%, 8/1/06                                        280           283
        Ford Motor Credit Co.,
         6.88%, 2/1/06                                         45            46
         6.50%, 1/25/07                                       435           441
         5.80%, 1/12/09                                       235           224

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 83 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

BALANCED PORTFOLIO (continued)

                                                             PRINCIPAL
                                                              AMOUNT        VALUE
                                                              (000S)        (000S)
         CORPORATE BONDS - 7.2% - CONTINUED
         Diversified Financial Services - 3.0% - (continued)
          General Electric Capital Corp.,
           7.38%, 1/19/10                                      $110          $120
          General Motors Acceptance Corp.,
           6.13%, 9/15/06                                        85            87
           6.88%, 9/15/11                                       440           446
          Goldman Sachs Group, Inc.,
           6.88%, 1/15/11                                       125           130
          Household Finance Corp.,
           6.40%, 6/17/08                                       160           161
          Morgan Stanley Dean Witter & Co.,
           6.75%, 4/15/11                                       155           160
         ------------------------------------------------------------------------
                                                                            2,624
         ------------------------------------------------------------------------
         Electric - 0.7%
          Dominion Resources, Inc.,
           7.82%, 9/15/04                                       110           117
          DPL, Inc.,
           8.25%, 3/1/07                                        135           145
          Duke Energy Corp.,
           6.25%, 1/15/12                                        80            81
          Progress Energy, Inc., Senior Notes,
           6.75%, 3/1/06                                        150           156
          TECO Energy, Inc.,
           7.20%, 5/1/11                                         85            88
         ------------------------------------------------------------------------
                                                                              587
         ------------------------------------------------------------------------
         Environmental Control - 0.2%
          WMX Technologies, Inc., Puttable 8/1/03 @ Par,
           7.10%, 8/1/26                                        160           162
         ------------------------------------------------------------------------
         Food - 0.5%
          Kraft Foods, Inc.,
           6.25%, 6/1/12                                        135           138
          Safeway, Inc.,
           7.00%, 9/15/02                                       310           314
         ------------------------------------------------------------------------
                                                                              452
         ------------------------------------------------------------------------
         Forest Products & Paper - 0.1%
          MeadWestvaco Corp.,
           6.85%, 4/1/12                                         55            57
          Weyerhaeuser Co., /(1)/
           6.13%, 3/15/07                                        60            61
         ------------------------------------------------------------------------
                                                                              118
         ------------------------------------------------------------------------
         Household Products/Wares - 0.1%
          Unilever Capital Corp.,
           6.88%, 11/1/05                                        40            43
         ------------------------------------------------------------------------
         Insurance - 0.2%
          Protective Life, Inc., /(1)/
           5.88%, 8/15/06                                       200           205
         ------------------------------------------------------------------------
         Machinery - Diversified - 0.1%
          Deere & Co.,
           6.95%, 4/25/14                                        65            68
         ------------------------------------------------------------------------
         Media - 0.3%
          Continental Cablevision,
           8.30%, 5/15/06                                        95            99
          Gannett Co., Inc.,
           6.38%, 4/1/12                                         45            46
          Reed Elsevier Capital, Inc.,
           6.13%, 8/1/06                                        105           109
         ------------------------------------------------------------------------
                                                                              254
         ------------------------------------------------------------------------
         Oil & Gas - 0.7%
          Apache Corp.,
           6.25%, 4/15/12                                        80            82
          Conoco Funding Co.,
           5.45%, 10/15/06                                      160           163
          Consolidated Natural Gas Co.,
           5.38%, 11/1/06                                       120           119
          Phillips Petroleum Co.,
           8.50%, 5/25/05                                       110           122
          Valero Energy Corp.
           6.88%, 4/15/12                                        80            82
         ------------------------------------------------------------------------
                                                                              568
         ------------------------------------------------------------------------
         Pipelines - 0.1%
          Duke Energy Field Services LLC,
           7.88%, 8/16/10                                        75            79
         ------------------------------------------------------------------------
         Real Estate - 0.1%
          EOP Operating LP,
           7.75%, 11/15/07                                       50            54
          Equity Residential Properties Trust,
           6.63%, 3/15/12                                        35            35
         ------------------------------------------------------------------------
                                                                               89
         ------------------------------------------------------------------------
         Telecommunications - 0.4%
          AT&T Wireless Services, Inc.,
           7.88%, 3/1/11                                         85            82
           8.13%, 5/1/12                                         60            59

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 84 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2002 (UNAUDITED)

                                                             PRINCIPAL
                                                              AMOUNT        VALUE
                                                              (000S)        (000S)
         CORPORATE BONDS - 7.2% - CONTINUED
         Telecommunications - 0.4% - (CONTINUED)
          Sprint Capital Corp.,
           7.13%, 1/30/06                                      $115          $111
          Verizon Wireless, Inc., /(1)/
           5.38%, 12/15/06                                      145           140
         ------------------------------------------------------------------------
                                                                              392
         ------------------------------------------------------------------------
         Textiles - 0.1%
          Mohawk Industries, Inc., /(1)/
           7.20%, 4/15/12                                        50            52
         ------------------------------------------------------------------------
         Transportation - 0.1%
          Caliber System, Inc.,
           7.80%, 8/1/06                                         80            85
         ------------------------------------------------------------------------
         Total Corporate Bonds
         ------------------------------------------------------------------------
         (Cost $7,035)                                                      6,206


         FOREIGN BONDS - 1.8%
         Electric - 0.1%
          TXU Eastern Funding Co.,
           6.45%, 5/15/05                                        75            77
         ------------------------------------------------------------------------
         Miscellaneous Manufacturing - 0.0%
          Bombardier, Inc., /(1)/
           6.75%, 5/1/12                                         30            31
         ------------------------------------------------------------------------
         Multi-National - 1.0%
          Corp Andina de Fomento, /(1)/
           6.88%, 3/15/12                                       100           102
          International Bank for Reconstruction &
           Development,
           4.75%, 4/30/04                                       690           708
         ------------------------------------------------------------------------
                                                                              810
         ------------------------------------------------------------------------
         Oil & Gas - 0.2%
          Petroleos Mexicanos, /(1)/
           6.50%, 2/1/05                                        180           185
         ------------------------------------------------------------------------
         Telecommunications - 0.5%
          British Telecommunications PLC,
           8.13%, 12/15/10                                      165           182
          Deutsche Telekom International Finance BV,
           7.75%, 6/15/05                                       110           115
          Telefonica Europe BV,
           7.75%, 9/15/10                                       150           161
         ------------------------------------------------------------------------
                                                                              458
         ------------------------------------------------------------------------
         Total Foreign Bonds
         ------------------------------------------------------------------------
         (Cost $1,543)                                                      1,561


         U.S. GOVERNMENT AGENCIES - 14.8%
         Fannie Mae - 11.4%
           4.75%, 3/15/04                                     2,000         2,055
           5.63%, 5/14/04                                     3,140         3,278
           6.00%, 12/15/05                                      220           233
           4.38%, 10/15/06                                      640           636
           4.75%, 1/2/07                                        395           394
           5.00%, 5/14/07                                       415           419
           6.63%, 11/15/10                                      885           953
           6.00%, 1/18/12                                       915           913
          Pool #535996,
           7.50%, 6/1/31                                        438           458
          Pool #628881,
           6.50%, 3/1/32                                        467           474
         ------------------------------------------------------------------------
                                                                            9,813
         ------------------------------------------------------------------------
         Freddie Mac - 3.4%
           3.88%, 2/15/05                                     1,170         1,173
           4.88%, 3/15/07                                     1,550         1,562
           5.75%, 4/29/09                                       200           203
         ------------------------------------------------------------------------
                                                                            2,938
         ------------------------------------------------------------------------
         Total U.S. Government Agencies
         ------------------------------------------------------------------------
         (Cost $11,715)                                                    12,751


         U.S. GOVERNMENT OBLIGATIONS - 8.2%
         U.S. Treasury Bonds - 0.2%
           6.38%, 8/15/27                                       115           124
           5.50%, 8/15/28                                        45            43
         ------------------------------------------------------------------------
                                                                              167
         ------------------------------------------------------------------------
         U.S. Treasury Notes - 8.0%
           5.75%, 8/15/03                                     1,020         1,059
           6.75%, 5/15/05                                       385           418
           5.75%, 11/15/05                                    1,900         2,013
           4.63%, 5/15/06                                        20            20
           3.50%, 11/15/06                                    1,610         1,563

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 85 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

BALANCED PORTFOLIO (continued)                          MAY 31, 2002 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT        VALUE
                                                              (000S)        (000S)
         U.S. GOVERNMENT OBLIGATIONS - 8.2% - CONTINUED
         U.S. Treasury Notes - 8.0% - (continued)
           6.50%, 2/15/10                                    $1,520        $1,676
           4.88%, 2/15/12                                       205           202
         ------------------------------------------------------------------------
                                                                            6,951
         ------------------------------------------------------------------------
         Total U.S. Government Obligations
         ------------------------------------------------------------------------
         (Cost $7,007)                                                      7,118



                                                             NUMBER         VALUE
                                                            OF SHARES       (000S)
         OTHER - 2.0%
          iShares MSCI EAFE Index Fund                        4,000           490
          iShares MSCI Japan Index Fund                      29,000           260
          Midcap SPDR Trust Series 1                         10,400         1,003
         ------------------------------------------------------------------------
         Total Other
         ------------------------------------------------------------------------
         (Cost $1,705)                                                      1,753



                                                            PRINCIPAL
                                                              AMOUNT        VALUE
                                                              (000S)        (000S)
         SHORT-TERM INVESTMENT - 5.2%
          UBS AG, Grand Cayman,
           Eurodollar Time Deposit,
           1.79%, 6/3/02                                     $4,524         4,524
         ------------------------------------------------------------------------
         Total Short-Term Investment
         ------------------------------------------------------------------------
         (Cost $4,524)                                                      4,524


         ------------------------------------------------------------------------
         Total Investments - 99.8%
         ------------------------------------------------------------------------
         (Cost $83,128)                                                    86,191
          Other Assets less Liabilities - 0.2%                                200
         ------------------------------------------------------------------------
         NET ASSETS - 100.0%                                              $86,391

*    Non-income producing security.

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2002, the value of these securities amounted to approximately $1,446,000 or 1.7% of net assets.



See Notes to the Financial Statements.

EQUITY PORTFOLIOS 86 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                              EQUITY PORTFOLIOS
                                                                           ----
       NOTES TO THE FINANCIAL STATEMENTS
                                                       MAY 31, 2002 (UNAUDITED)




1   ORGANIZATION
Northern Institutional Funds (the "Trust") is a Delaware business trust, which was formed on July 1, 1997, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes twenty-two portfolios, (the "Portfolios") each with its own investment objective. Each Portfolio is classified as diversified. Northern Trust Investments, Inc. ("NTI") and Northern Trust Global Investments (Europe) Limited ("NTGIE") serve jointly as the investment advisers for the International Growth and Balanced Portfolios. NTI serves as the investment adviser for each of the other Portfolios. Prior to April 1, 2002, NTGIE and NTI served jointly as investment advisers for the International Growth Portfolio, and NTI served as the investment adviser for the other portfolios. On April 1, 2002, NTGIE joined NTI as investment adviser for the Balanced Portfolio. The Northern Trust Company ("TNTC") is the custodian and transfer agent for the Trust. NTI and PFPC, Inc. ("PFPC") are the Trust's co-administrators and Northern Funds Distributors, LLC is the Trust's distributor. Presented herein are the financial statements for the equity portfolios.

Each of the Portfolios has three separate classes: Class A, C and D. Each class is distinguished by the level of administrative, liaison and transfer agent services provided. As of May 31, 2002, Class A, Class C and Class D shares are outstanding for certain Portfolios.


2   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States or "GAAP". The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A) INVESTMENT VALUATION - Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are generally valued at the regular trading session closing price on the exchange or in the market where such securities are primarily traded. If any such security is not traded on a valuation date, it is valued at the current quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the current quoted bid price. U.S. Government and other fixed income securities, however, may be valued on the basis of prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Shares of investment companies are valued at net asset value. Exchange traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to Board authorization, approximates fair value. Securities may be valued on the basis of prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees.

B) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are recorded on a trade date basis. Realized gains and losses on investment transactions are calculated on the identified-cost basis. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest only or principal only securities, the current effective yield. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date or as soon as the information is available.

C) EXPENSES - Expenses arising in connection with a specific Portfolio are charged to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among the Portfolios based on each Portfolio's relative net assets.

D) FUTURES CONTRACTS - Each Portfolio may invest in long or short futures contracts for hedging purposes, to increase total return or to maintain liquidity. The Portfolio bears the market risk arising from changes in the value of these financial instruments. At the time a Portfolio enters into a futures

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 87 EQUITY PORTFOLIOS

---------------------------------------------------------
    EQUITY PORTFOLIOS
----
       NOTES TO THE FINANCIAL STATEMENTS (continued)



contract it is required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recorded and payments are made, on a daily basis, between the Portfolio and the broker. The Statements of Operations reflect gains and losses as realized for closed futures contracts and as unrealized for open futures contracts.

At May 31, 2002, the International Equity Index, Small Company Index and Equity Index Portfolios had entered into long exchange traded futures contracts. The aggregate market value of assets pledged to cover margin requirements for open positions at May 31, 2002, was approximately $190,000, $898,000 and $2,445,000, respectively.

E) OPTIONS CONTRACTS - Each Portfolio may buy put options and call options and write covered call options and secured put options for hedging purposes or to earn additional income. These options may relate to particular securities, foreign and domestic securities indices, financial instruments or foreign currencies.

The risks associated with purchasing an option include risk of loss of premium, change in market value and illiquidity within the options markets. Put and call options purchased are accounted for in the same manner as Portfolio securities.

The cost of securities acquired through the exercise of call options are increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

At May 31, 2002, Diversified Growth Portfolio had entered into written option contracts. For the six months ended May 31, 2002, the following option contracts were written for the Diversified Growth Portfolio.


                                                              PREMIUMS
                                                    NUMBER OF RECEIVED
                                                    CONTRACTS (000'S)
         -------------------------------------------------------------
          Options outstanding at November 30, 2001      --      $ --
          Options written                              165        14
          Options expired                             (165)      (14)
          Options outstanding at May 31, 2002           --        --
         -------------------------------------------------------------

At May 31, 2002, the Portfolios had no outstanding options contracts.
F) FORWARD FOREIGN CURRENCY CONTRACTS - Certain Portfolios are authorized to enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. In addition, the International Growth Portfolio may enter into forward foreign currency contracts for speculative purposes. The objective of a Portfolio's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Portfolio's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency contracts are "marked-to-market" daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Portfolio records realized gains or losses when the forward contract is offset by entering into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

G) FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.

The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain (loss) on investments.

H) FEDERAL TAXES - It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

EQUITY PORTFOLIOS 88 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2002 (UNAUDITED)



I) DISTRIBUTIONS - Dividends from net investment income are declared and paid as follows:

                     --------------------------------------
                      International Growth         Annually
                      International Equity Index   Annually
                      Small Company Growth         Annually
                      Small Company Index          Annually
                      Mid Cap Growth               Annually
                      Focused Growth               Annually
                      Diversified Growth           Annually
                      Equity Index                Quarterly
                      Balanced                    Quarterly

Each Portfolio's net realized capital gains, if any, are distributed at least annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with GAAP. Accordingly, the Portfolios may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications have no impact on the total net assets or the net asset values of the Portfolios.


3   ADVISORY, TRANSFER AGENCY AND CUSTODIAN
    AGREEMENTS
The Trust has an investment advisory agreement whereby each Portfolio pays the investment advisers a fee, computed daily and payable monthly, based on a specified percentage of its average daily net assets. For the current period, the investment advisers each voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the two months ended May 31, 2002, were as follows:

                                          GROSS            NET
                                         ADVISORY  LESS  ADVISORY
                                           FEE    WAIVER   FEE
              ---------------------------------------------------
              International Growth         .90%    .10%    .80%
              International Equity Index   .35     .10     .25
              Small Company Growth         .95     .15     .80
              Small Company Index          .30     .10     .20
              Mid Cap Growth               .90     .10     .80
              Focused Growth               .85     .10     .75
              Diversified Growth           .75     .10     .65
              Equity Index                 .20     .10     .10
              Balanced                     .60     .10     .50
              ---------------------------------------------------

Prior to April 1, 2002, the annual advisory fees and waiver rates expressed as a percentage of average daily net assets were as follows:

                                          GROSS            NET
                                         ADVISORY  LESS  ADVISORY
                                           FEE    WAIVER   FEE
              ---------------------------------------------------
              International Growth         1.00%   .20%    .80%
              International Equity Index    .50    .25     .25
              Small Company Growth         1.10    .30     .80
              Small Company Index           .40    .20     .20
              Mid Cap Growth               1.10    .30     .80
              Focused Growth               1.10    .30     .80
              Diversified Growth            .80    .25     .55
              Equity Index                  .30    .20     .10
              Balanced                      .80    .30     .50
              ---------------------------------------------------

As compensation for the services rendered as transfer agent, including the assumption by TNTC of the expenses related thereto, TNTC receives a fee, computed daily and payable monthly, at an annual rate of .01%, .10% and .15% of the average daily net assets of the outstanding Class A, C and D shares, respectively, for the Portfolios. For compensation as custodian, TNTC receives an amount based on a pre-determined schedule of charges approved by the Board.


4   ADMINISTRATION AND DISTRIBUTION AGREEMENTS
NTI and PFPC, the co-administrators of the Portfolios, are entitled to a monthly co-administration fee at an annual rate of .10% (.15% in the case of the International Growth and International Equity Index Portfolios) of the average daily net assets of the respective Portfolios. The co-administrators are also entitled to additional fees for special legal services.

In addition, if in any fiscal year the sum of a Portfolio's expenses, including the administration fee, but excluding the fees payable to NTI or NTGIE for its duties as investment adviser and Northern Trust for its duties as transfer agent, shareholder servicing fees and extraordinary expenses (such as taxes, interest and other extraordinary expenses), exceed on an annualized basis .10% of a Portfolio's average daily net assets (.25% for the International Growth and International Equity Index Portfolios), the co-administrators will reimburse each Portfolio for the amount of the excess pursuant to the terms of the co-administration agreement.

The expenses reimbursed during the six months ended May 31, 2002, under such arrangements, are shown on the accompanying Statements of Operations.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 89 EQUITY PORTFOLIOS

---------------------------------------------------------
    EQUITY PORTFOLIOS
----
       NOTES TO THE FINANCIAL STATEMENTS (continued)



Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation under its distribution agreement.

5   SHAREHOLDER SERVICING PLAN
The Trust has adopted a Shareholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain shareholder administrative support services for their customers or other investors who beneficially own Class C and D shares. As compensation under the Shareholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to .15% and .25% of the average daily net assets of the outstanding Class C and D shares, respectively.

6   INVESTMENT TRANSACTIONS
Investment transactions for the six months ended May 31, 2002 (excluding short-term investments) were as follows:

                 Amounts in thousands        PURCHASES    SALES
                -----------------------------------------------
                 International Growth        $168,868  $153,591
                 International Equity Index    14,156    19,925
                 Small Company Growth          52,608    45,950
                 Small Company Index           17,675   129,240
                 Mid Cap Growth                30,944    28,685
                 Focused Growth               185,303   179,079
                 Diversified Growth            27,776    46,049
                 Equity Index                  28,602   123,393
                 Balanced                      58,518    58,791
                -----------------------------------------------

At May 31, 2002, for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

                                            NET    COST FOR
                                           APPRE-  FEDERAL
                                          CIATION   INCOME
                     APPRECIA- DEPRECIA-  (DEPRE-    TAX
Amounts in thousands   TION      TION     CIATION) PURPOSES
-----------------------------------------------------------
 International
   Growth            $ 15,448  $  (2,506) $12,942  $132,613
 International
  Equity Index          6,574    (15,900)  (9,326)   94,932
 Small Company
  Growth                6,166       (544)   5,622    37,092
 Small Company
   Index               44,708    (39,917)   4,791   214,579
 Mid Cap Growth         6,469       (842)   5,627    32,084
 Focused Growth        33,569     (8,662)  24,907   222,289
 Diversified Growth    10,601     (4,720)   5,881    72,058
 Equity Index         166,341   (108,304)  58,037   766,992
 Balanced               5,934     (2,871)   3,063    83,128
-----------------------------------------------------------

7   BANK LOANS
The Trust maintains a $100,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at .45% above the NIBOR (New York Interbank Offering Rate).

Interest expense for the six months ended May 31, 2002, was approximately $1,000, $4,000, $7,000 and $4,000 for the International Equity Index, Mid Cap Growth, Focused Growth and Diversified Growth Portfolios, respectively. These amounts are included in "Other Expenses" on the Statements of Operations.

As of May 31, 2002, Diversified Growth and Mid Cap Growth Portfolios had an outstanding loan in the amount of $100,000 and $600,000, respectively. This amount is included in "Other Liabilities" on the Statements of Assets and Liabilities.

8   SHARE TRANSACTIONS
Transactions in Class A Shares for the six months ended May 31, 2002 were as follows:

                                                                NET
                                    REINVESTED                INCREASE
        Amounts in thousands SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
        ---------------------------------------------------------------
         International
          Growth             4,399        73        2,262       2,210
         International
          Equity Index       2,233       103        2,810        (474)
         Small Company
          Growth             1,203        --          359         844
         Small Company
          Index              2,967       297       13,904     (10,640)
         Mid Cap Growth        415        --          351          64
         Focused Growth      3,890        --        3,408         482
         Diversified Growth    560        49        3,478      (2,869)
         Equity Index        3,703     2,159        9,940      (4,078)
         Balanced              909       109        1,867        (849)
        ---------------------------------------------------------------

EQUITY PORTFOLIOS 90 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2002 (UNAUDITED)




Transactions in Class A Shares for the year ended November 30, 2001 (Audited) were as follows:

                                                                 NET
                                     REINVESTED                INCREASE
        Amounts in thousands SALES  DISTRIBUTIONS REDEMPTIONS (DECREASE)
        ----------------------------------------------------------------
         International
          Growth              5,437     2,181        4,040       3,578
         International
          Equity Index        5,750       182        3,731       2,201
         Small Company
          Growth              2,450        --        1,811         639
         Small Company
          Index              10,821     3,101        4,265       9,657
         Mid Cap Growth       1,428        --        1,216         212
         Focused Growth       8,017     1,229        2,664       6,582
         Diversified Growth   2,503     4,724          921       6,306
         Equity Index        21,084     9,324       18,585      11,823
         Balanced             3,416       662        1,156       2,922
        ----------------------------------------------------------------

Transactions in Class C shares for the six months ended May 31, 2002 were as follows:

                                                                 NET
                                     REINVESTED                INCREASE
        Amounts in thousands  SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
       -----------------------------------------------------------------
          Mid Cap Growth       221        --          185          36
          Focused Growth         6        --           11          (5)
          Equity Index         260       182          705        (263)
          Balanced               3         1            1           3
       -----------------------------------------------------------------

Transactions in Class C shares for the year ended November 30, 2001 (Audited) were as follows:

                                                                 NET
                                     REINVESTED                INCREASE
        Amounts in thousands  SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
       -----------------------------------------------------------------
          Mid Cap Growth       169        --            64       105
          Focused Growth        77        65            77        65
          Equity Index         654       908         1,270       292
          Balanced               6         8             3        11
       -----------------------------------------------------------------

Transactions in Class D shares for the six months ended May 31, 2002 were as follows:

                                                                NET
                                    REINVESTED                INCREASE
        Amounts in thousands SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
        ---------------------------------------------------------------
        International Growth  128       --           11         117
        International Equity
         Index                 --       --           --          --
        Small Company
         Index                 --       --           --          --
        Mid Cap Growth         --       --           --          --
        Focused Growth         17       --            7          10
        Diversified Growth      7       --            3           4
        Equity Index           46       13           97         (38)
        Balanced                7       --            2           5
        ---------------------------------------------------------------

Transactions in Class D shares for the year ended November 30, 2001 (Audited) were as follows:

                                                                NET
                                    REINVESTED                INCREASE
        Amounts in thousands SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
        ---------------------------------------------------------------
        International Growth  251       --            --        251
        International Equity
         Index                 --       --            --         --
        Small Company
         Index                 --        1             4         (3)
        Mid Cap Growth         18       --             3         15
        Focused Growth         21        4            13         12
        Diversified Growth     10       25             8         27
        Equity Index          152       84           303        (67)
        Balanced                5        3            22        (14)
        ---------------------------------------------------------------

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 91 EQUITY PORTFOLIOS

---------------------------------------------------------
    EQUITY PORTFOLIOS
----



                      THIS PAGE INTENTIONALLY LEFT BLANK

EQUITY PORTFOLIOS 92 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                                 NIF SAR EQ 7/02
--------------------------------------------------------------------------------
(c)2002 Northern Trust Corporation. Northern Funds Distributors, LLC, and independent third party.



50 South LaSalle Street
P.O. Box 75986
Chicago, Illinois 60675-5986
800/637-1380
northernfunds.com/institutional

[NORTHERN INSTITUTIONAL FUNDS LOGO HERE]

                                                                   May 31, 2002
NORTHERN INSTITUTIONAL FUNDS
FIXED INCOME PORTFOLIOS










[PHOTO HERE]









SEMIANNUAL REPORT

TRUST NORTHERN for investment solutions

                                    [NORTHERN INSTITUTIONAL FUNDS LOGO HERE]

               ----------------------------------------------------------------
                                                        FIXED INCOME PORTFOLIOS
                                                                           ----
       TABLE OF CONTENTS







                               NOT FDIC INSURED
--------------------------------------------------------------------------------
                      May lose value / No bank guarantee

The report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Northern Fund Distributors, LLC, an independent third party.

                   3  LETTER TO SHAREHOLDERS

                   4  STATEMENTS OF ASSETS AND LIABILITIES

                   6  STATEMENTS OF OPERATIONS

                   8  STATEMENTS OF CHANGES IN NET ASSETS

                  10  FINANCIAL HIGHLIGHTS

                      SCHEDULES OF INVESTMENTS

                      19  INTERNATIONAL BOND PORTFOLIO

                      21  BOND PORTFOLIO

                      28  CORE BOND PORTFOLIO

                      32  U.S. TREASURY INDEX PORTFOLIO

                      33  INTERMEDIATE BOND PORTFOLIO

                      37  SHORT-INTERMEDIATE BOND PORTFOLIO

                      40  U.S. GOVERNMENT SECURITIES PORTFOLIO

                  41  NOTES TO THE FINANCIAL STATEMENTS

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 1 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT
         a MESSAGE from
       ============================
                 Orie L. Dudley Jr.
                                          [PHOTO]



                                          Orie L. Dudley Jr.
       ----
              CHIEF INVESTMENT OFFICER

--------------------------------------------------------------------------------


The U.S. fixed income market was caught in a maelstrom of fundamental and geopolitical crosscurrents over the first half of 2002, causing yields to fluctuate widely and the various sector groups to move erratically.

As the reporting period began, investors were forecasting that the Federal Reserve would raise benchmark interest rates quickly and aggressively in response to a faster-than-expected rebound in the U.S. economy. With the bond market discounting higher short-term rates, yields on longer-term bonds began moving up as well. Meanwhile, the likelihood of a strong economic recovery improved demand for corporate bonds, including those from the high yield sector.

But after growing at a robust 6.1 percent annual rate in the first quarter, the U.S. economy lost momentum this spring. As the pace of economic activity waned, the Federal Reserve signaled that it was in no hurry to tighten monetary policy. With the Fed on the sidelines and political tensions overseas at the breaking point, investors sought refuge in Treasury securities, pushing yields on government debt sharply lower.

However, corporate bonds failed to fully participate in the rally amid fears of slower U.S. economic growth and accounting irregularities. As the period ended, the government sector of the domestic bond market had become the primary beneficiary of the unusually skittish global investment environment.

Looking ahead, we expect that the lull in U.S. economic growth will prove to be modest and temporary, causing upward pressure on long-term bond yields later this year. Industrial production already has begun to accelerate as businesses rebuild inventories, a process that eventually should reinforce final demand through its positive impact on wages and employment.

We also have concerns about the inflationary implications of the sharp rise in military spending, especially in the context of significant budget deficits. In addition, we expect that the U.S. dollar will remain under pressure, thereby raising the cost of imported goods for American consumers. Finally, the extraordinary growth in business productivity that has masked price pressures in recent years is unlikely to continue, at least at the same rate.

None of these concerns are meant to imply that a dramatic upturn in long-term interest rates is imminent. However, we do believe that the bottom of the rate cycle has been reached and that conditions are ripe for modestly higher inflation and bond yields in coming years. In that environment, we recommend minimizing interest rate risk by focusing on the intermediate-term portion of the yield curve. We also are optimistic about municipal bonds, which typically benefit around midyear from rising demand as securities mature and coupon payments are reinvested.

Recent events have underscored the importance of diversifying among the various asset classes. Clearly, owning a healthy component of U.S. bonds would have helped investors navigate the unusually turbulent economic seas of the last two years. We have no doubt that such diversification will prove to be equally valuable in the future.

As always, we appreciate your continued confidence in our efforts to provide you with a wide array of quality fixed-income investments.

Sincerely,

/s/ Orie L. Dudley Jr.
Orie L. Dudley Jr.
Chief Investment Officer

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 3 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES


                                                 INTERNATIONAL
 Amounts in thousands,                               BOND            BOND
 except per share data                             PORTFOLIO       PORTFOLIO

-------------------------------------------------------------------------------
 ASSETS:
 Investments, at cost                              $25,508         $829,623
 Investments, at fair value                        $25,611         $829,813
 Cash and foreign currencies                             9                -
 Income receivable                                     537            7,623
 Receivable for securities sold                          -            4,776
 Receivable from administrator                           8               16
 Prepaid and other assets                                -                3
 Total Assets                                       26,165          842,231
-------------------------------------------------------------------------------
 LIABILITIES:
 Payable for securities purchased                        -           47,425
 Payable for fund shares redeemed                        -               19
 Payable to affiliates:
  Investment advisory fees                              15              169
  Administration fees                                    3               68
  Custody and accounting fees                            6                -
  Transfer agent fees                                    -                7
 Accrued registration fees and other
  liabilities                                           28               41
 Total Liabilities                                      52           47,729
-------------------------------------------------------------------------------
 Net Assets                                        $26,113         $794,502
-------------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS:
 Capital stock                                     $26,478         $833,487
 Accumulated undistributed net investment
  income                                               439            1,065
 Accumulated undistributed net realized gains
  (losses) on investments and foreign currency
  transactions                                      (1,247)         (40,240)
 Net unrealized appreciation on investments and
  foreign currency transactions                        425              190
 Net unrealized gains on translation of others
  assets and liabilities denominated in foreign
  currencies                                            18                -
 Net Assets                                        $26,113         $794,502
-------------------------------------------------------------------------------
 Net Assets:
  Class A                                          $26,113         $785,298
  Class C                                                -            8,967
  Class D                                                -              237
 Total Shares Outstanding (no par value),
  Unlimited Shares Authorized:
  Class A                                            1,410           40,170
  Class C                                                -              459
  Class D                                                -               12
 Net Asset Value, Redemption and Offering Price
  Per Share:
  Class A                                           $18.52           $19.55
  Class C                                                -            19.54
  Class D                                                -            19.52
-------------------------------------------------------------------------------





See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2002 (UNAUDITED)

                           U.S.                       SHORT-          U.S.
             CORE        TREASURY    INTERMEDIATE  INTERMEDIATE    GOVERNMENT
             BOND         INDEX          BOND          BOND        SECURITIES
          PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO

-------------------------------------------------------------------------------

           $95,062       $44,059       $47,741      $210,420        $115,460
           $95,952       $44,578       $48,044      $214,201        $116,377
                 -            76             -             1               1
               897           496           398         2,070             907
             1,408             -         1,195         2,872               -
                 9             8             8             9               8
                10             -             1             -               -
            98,276        45,158        49,646       219,153         117,293
         ----------------------------------------------------------------------

             2,045             -         2,063         2,783               -
                 -             -             -            50               -


                21             6            10            18              25
                 8             4             3            45              10
                 -             2             4             4               1
                 1             1             -             1               1
                 6            31            36            79              31
             2,081            44         2,116         2,980              68
         ----------------------------------------------------------------------
           $96,195       $45,114       $47,530      $216,173        $117,225
         ----------------------------------------------------------------------

           $99,403       $44,521       $50,976      $233,249        $115,630
               128            49            47           232             109
            (4,226)           25        (3,796)      (21,089)            569

               890           519           303         3,781             917
                 -             -             -             -               -
           $96,195       $45,114       $47,530      $216,173        $117,225
         ----------------------------------------------------------------------

           $96,195       $43,770       $47,505      $216,129        $116,044
                 -         1,096             -             -               -
                 -           248            25            44           1,181

             9,881         2,077         2,425        11,735           5,744
                 -            52             -             -               -
                 -            12             1             2              59

             $9.74        $21.07        $19.59        $18.42          $20.20
              9.75         21.06             -             -               -
              9.75         21.05         19.58         18.36           20.14
         ----------------------------------------------------------------------




See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 5 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
STATEMENTS OF OPERATIONS


 Amounts in thousands                         INTERNATIONAL
                                                   BOND             BOND
                                                PORTFOLIO        PORTFOLIO

-------------------------------------------------------------------------------
 INVESTMENT INCOME:
 Interest income                                  $612           $27,542
 Dividend income                                     -               867
-------------------------------------------------------------------------------
  Total Investment Income                          612            28,409
-------------------------------------------------------------------------------
 EXPENSES:
 Investment advisory fees                          114             2,358
 Administration fees                                19               439
 Custody and accounting fees                        28                23
 Transfer agent fees                                 1                51
 Registration fees                                  16                 -
 Printing fees                                       7                 9
 Professional fees                                   4                 2
 Trustee fees and expenses                           2                10
 Other                                               2                12
-------------------------------------------------------------------------------
 Total Expenses                                    193             2,904
  Less voluntary waivers of
   investment advisory fees                        (24)           (1,260)
  Less expenses reimbursed by
   administrator                                   (46)              (44)
  Net Expenses                                     123             1,600
-------------------------------------------------------------------------------
 Net Investment Income                             489            26,809
-------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAINS
  (LOSSES):
 Net realized gains (losses) on:
  Investments                                   (1,094)          (27,211)
  Foreign currency transactions                    (44)                -
 Net change in unrealized appreciation
  (depreciation) on investments,
  foreign currency transactions and
  forward foreign currency contracts             1,069             9,443
 Net change in unrealized losses on
  translation of other assets and
  liabilities denominated in foreign               (14)                -
  currencies
-------------------------------------------------------------------------------
  Net Gains (Losses) on Investments                (83)          (17,768)
-------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting
  from Operations                                 $406            $9,041





See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED)

                                 U.S.                             SHORT-           U.S.
                 CORE          TREASURY       INTERMEDIATE     INTERMEDIATE     GOVERNMENT
                 BOND            INDEX            BOND             BOND         SECURITIES
              PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO

         ------------------------------------------------------------------------------------

              $4,015           $1,097           $1,095           $6,494           $2,408
                 133                -                -                -                -
         ------------------------------------------------------------------------------------
               4,148            1,097            1,095            6,494            2,408
         ------------------------------------------------------------------------------------

                 355               82              121              635              289
                  65               22               23              118               55
                  14               11               21               27               11
                   7                3                2               12                6
                  17               17               16               15               17
                   7                7                7                7                7
                   8                4                4                4                4
                   2                2                2                2                2
                   3                3                4                3                3
         ------------------------------------------------------------------------------------
                 478              151              200              823              394

                (192)             (48)             (64)            (340)            (152)

                 (51)             (43)             (54)             (58)             (43)
                 235               60               82              425              199
         ------------------------------------------------------------------------------------
               3,913            1,037            1,013            6,069            2,209
         ------------------------------------------------------------------------------------


              (2,727)             191             (921)          (3,878)             569
                   -                -                -                -                -
                 120             (785)             375               10             (549)

                   -                -                -                -                -

         ------------------------------------------------------------------------------------
              (2,607)            (594)            (546)          (3,868)              20
         ------------------------------------------------------------------------------------
              $1,306             $443             $467           $2,201           $2,229
         ------------------------------------------------------------------------------------




See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 7 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS


                                      INTERNATIONAL             BOND
                                     BOND PORTFOLIO          PORTFOLIO
 Amounts in thousands                2002      2001       2002        2001

-------------------------------------------------------------------------------
 OPERATIONS:
 Net investment income                 $489    $1,191    $26,809      $63,253
 Net realized gains (losses) on
  investments and foreign currency
  transactions                       (1,138)      191    (27,211)      29,097
 Net change in unrealized
  appreciation (depreciation) on
  investments, forward foreign
  currency contracts and foreign
  currency transactions               1,069       406      9,443       (4,805)
 Net change in unrealized losses
  on translation of other assets
  and liabilities denominated in
  foreign currencies                    (14)      (67)         -            -
  Net Increase in Net Assets            406     1,721      9,041       87,545
   Resulting from Operations
-------------------------------------------------------------------------------
 CLASS A SHARE TRANSACTIONS:
 Shares sold                            249     1,827    126,370      237,745
 Shares from reinvestment of
  dividends                             632         -     23,984       55,037
 Shares redeemed                     (1,314)   (5,484)  (225,590)    (472,743)
  Net Increase (Decrease) in Net
   Assets Resulting from Class A       (433)   (3,657)   (75,236)    (179,961)
   Share Transactions
-------------------------------------------------------------------------------
 CLASS C SHARE TRANSACTIONS:
 Shares sold                              -         -        441       13,216
 Shares from reinvestment of
  dividends                               -         -        447        1,880
 Shares redeemed                          -         -    (12,591)     (34,581)
  Net Increase (Decrease) in Net
   Assets Resulting from Class C          -         -    (11,703)     (19,485)
   Share Transactions
-------------------------------------------------------------------------------
 CLASS D SHARE TRANSACTIONS:
 Shares sold                              -         -        136          172
 Shares from reinvestment of
  dividends                               -         -          5           10
 Shares redeemed                          -         -        (88)        (142)
  Net Increase (Decrease) in Net
   Assets Resulting from Class D          -         -         53           40
   Share Transactions
-------------------------------------------------------------------------------
 DISTRIBUTIONS TO CLASS A
 SHAREHOLDERS:
 From net investment income            (829)        -    (26,451)     (61,505)
 From net realized gains                  -         -          -            -
  Total Distributions to Class A       (829)        -    (26,451)     (61,505)
   shareholders
-------------------------------------------------------------------------------
 DISTRIBUTIONS TO CLASS C
 SHAREHOLDERS:
 From net investment income               -         -       (447)      (1,880)
 From net realized gains                  -         -          -            -
  Total Distributions to Class C          -         -       (447)      (1,880)
   shareholders
-------------------------------------------------------------------------------
 DISTRIBUTIONS TO CLASS D
 SHAREHOLDERS:
 From net investment income               -         -         (6)         (10)
 From net realized gains                  -         -          -            -
  Total Distributions to Class D          -         -         (6)         (10)
   shareholders
-------------------------------------------------------------------------------
 Total Increase (Decrease) in Net
  Assets                               (856)   (1,936)  (104,749)    (175,256)
 NET ASSETS:
 Beginning of period                 26,969    28,905    899,251    1,074,507
 End of period                      $26,113   $26,969   $794,502     $899,251
-------------------------------------------------------------------------------
 Accumulated Undistributed Net         $439      $779     $1,065       $1,161
  Investment Income
-------------------------------------------------------------------------------




(1) Commenced investment operations on March 29, 2001.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED) OR FISCAL YEAR ENDED NOVEMBER 30, 2001

                                                       INTERMEDIATE
              CORE BOND        U.S. TREASURY INDEX         BOND          SHORT-INTERMEDIATE       U.S. GOVERNMENT
              PORTFOLIO             PORTFOLIO            PORTFOLIO         BOND PORTFOLIO      SECURITIES PORTFOLIO
          2002     2001 /(1)/    2002       2001      2002      2001       2002       2001       2002         2001

-----------------------------------------------------------------------------------------------------------------------

          $3,913     $7,428     $1,037     $2,178     $1,013    $2,092     $6,069    $15,956     $2,209       $5,171
          (2,727)       567        191      1,284       (921)      689     (3,878)     2,514        569        3,410
             120        770       (785)       300        375       640         10      4,233       (549)         866

               -          -          -          -          -         -          -          -          -            -

           1,306      8,765        443      3,762        467     3,421      2,201     22,703      2,229        9,447
-----------------------------------------------------------------------------------------------------------------------

           3,780    214,884     15,850     44,809      3,960    42,359     66,235    156,889     19,937       19,820
           6,026      7,165      1,654      1,578        812     1,713      5,108     15,507      3,753        4,985
         (64,369)   (68,083)   (16,370)   (38,603)    (1,100)  (29,975)  (123,579)  (154,222)   (11,635)     (13,612)
         (54,563)   153,966      1,134      7,784      3,672    14,097    (52,236)    18,174     12,055       11,193
-----------------------------------------------------------------------------------------------------------------------

               -          -        217      1,382          -         -          -          -          -            -
               -          -         51         38          -         -          -          -          -            -
               -          -       (178)      (729)         -         -          -          -          -            -
               -          -         90        691          -         -          -          -          -            -
-----------------------------------------------------------------------------------------------------------------------

               -          -         18        216          -         -         15          6        218          200
               -          -         11          5          1         1          1          2         34           45
               -          -         (2)      (112)        (2)       (2)        (4)         -        (14)        (205)
               -          -         27        109         (1)       (1)        12          8        238           40
-----------------------------------------------------------------------------------------------------------------------

          (4,024)    (7,189)    (1,002)    (2,141)    (1,006)   (2,094)    (5,844)   (16,926)    (2,172)      (5,130)
          (2,066)         -     (1,115)         -          -         -          -          -     (1,653)           -
          (6,090)    (7,189)    (2,117)    (2,141)    (1,006)   (2,094)    (5,844)   (16,926)    (3,825)      (5,130)
-----------------------------------------------------------------------------------------------------------------------

               -          -        (24)       (38)         -         -          -          -          -            -
               -          -        (27)         -          -         -          -          -          -            -
               -          -        (51)       (38)         -         -          -          -          -            -
-----------------------------------------------------------------------------------------------------------------------

               -          -         (5)        (5)        (1)       (1)        (1)        (2)       (19)         (45)
               -          -         (6)         -          -         -          -          -        (16)           -
               -          -        (11)        (5)        (1)       (1)        (1)        (2)       (35)         (45)
-----------------------------------------------------------------------------------------------------------------------
         (59,347)   155,542       (485)    10,162      3,131    15,422    (55,868)    23,957     10,662       15,505

         155,542          -     45,599     35,437     44,399    28,977    272,041    248,084    106,563       91,058
         $96,195   $155,542    $45,114    $45,599    $47,530   $44,399   $216,173   $272,041   $117,225     $106,563
-----------------------------------------------------------------------------------------------------------------------
            $128       $239        $49        $43        $47       $41       $232         $8       $109          $91
-----------------------------------------------------------------------------------------------------------------------





See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 9 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
FINANCIAL HIGHLIGHTS

 INTERNATIONAL BOND PORTFOLIO                                                         CLASS A

 Selected per share data                                     2002      2001      2000       1999       1998       1997
---------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                        $18.77    $17.74    $18.86     $21.35     $20.13     $22.16
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                  0.34      0.71     (1.38)      0.96       0.98       1.02
 Net realized and unrealized gains (losses)                   (0.01)     0.32      0.26      (2.07)      1.33      (1.70)
  Total Income (Loss) from Investment Operations               0.33      1.03     (1.12)     (1.11)      2.31      (0.68)
---------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income /(1)/                            (0.58)        -         -      (1.24)     (0.79)     (1.01)
  From net realized gains                                         -         -         -      (0.14)     (0.30)     (0.34)
   Total Distributions Paid                                   (0.58)        -         -      (1.38)     (1.09)     (1.35)
---------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                              $18.52    $18.77    $17.74     $18.86     $21.35     $20.13
---------------------------------------------------------------------------------------------------------------------------
 Total Return /(2)/                                            1.79%     5.81%    (5.94)%    (5.76)%    11.85%     (3.02)%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                    $26,113   $26,969   $28,905    $28,397    $28,568    $26,383
 Ratio to average net assets of: /(3)/
  Expenses, net of waivers and reimbursements                  0.96%     0.96%     0.96%      0.96%      0.96%      0.96%
  Expenses, before waivers and reimbursements                  1.50%     1.52%     1.54%      1.44%      1.52%      1.52%
  Net investment income, net of waivers and reimbursements     3.82%     4.11%     3.86%      4.89%      5.27%      5.61%
  Net investment income, before waivers and reimbursements     3.28%     3.55%     3.28%      4.41%      4.71%      5.05%
 Portfolio Turnover Rate                                     101.40%   371.96%   179.26%     17.85%     23.76%     29.29%
---------------------------------------------------------------------------------------------------------------------------



(1) Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for Federal income tax purposes.
(2) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(3) Annualized for periods less than one year.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

     SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED) OR FISCAL YEARS ENDED NOVEMBER 30


 BOND PORTFOLIO                                                                           CLASS A

 Selected per share data                                      2002        2001         2000        1999        1998        1997
-----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                         $19.94      $19.49        $19.31     $21.61      $21.08      $20.77
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                          0.60        1.28          1.37       1.35        1.47        1.34
 Net realized and unrealized gains (losses)                    (0.39)       0.45          0.21      (1.63)       0.62        0.29
  Total Income (Loss) from Investment Operations                0.21        1.73          1.58      (0.28)       2.09        1.63
-----------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                   (0.60)      (1.28)        (1.40)     (1.34)      (1.44)      (1.32)
  From net realized gains                                          -           -             -      (0.68)      (0.12)          -
   Total Distributions Paid                                    (0.60)      (1.28)        (1.40)     (2.02)      (1.56)      (1.32)
-----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                               $19.55      $19.94        $19.49     $19.31      $21.61      $21.08
-----------------------------------------------------------------------------------------------------------------------------------
 Total Return /(1)/                                             1.11%       9.08%         8.56%     (1.35)%     10.31%       8.17%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                    $785,298    $877,920    $1,034,495   $879,161    $605,517    $460,514
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                   0.36%       0.36%         0.36%      0.36%       0.36%       0.36%
  Expenses, before waivers and reimbursements                   0.66%       0.74%         0.74%      0.74%       0.75%       0.77%
  Net investment income, net of waivers and reimbursements      6.11%       6.38%         7.23%      6.95%       7.07%       6.66%
  Net investment income, before waivers and reimbursements      5.81%       6.00%         6.85%      6.57%       6.68%       6.25%
 Portfolio Turnover Rate                                      106.33%     297.81%       143.72%     72.61%      84.80%      76.30%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                           CLASS C

 Selected per share data                                    2002 /(3)/  2001 /(3)/  2000 /(3)/      1999       1998        1997
-----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                         $19.93      $19.48        $19.30     $21.60      $21.07      $20.78
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                          0.53        1.23          1.31       1.32        1.42        1.29
 Net realized and unrealized gains (losses)                    (0.34)       0.45          0.22      (1.65)       0.62        0.28
  Total Income (Loss) from Investment Operations                0.19        1.68          1.53      (0.33)       2.04        1.57
-----------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                   (0.58)      (1.23)        (1.35)     (1.29)      (1.39)      (1.28)
  From net realized gains                                          -           -             -      (0.68)      (0.12)          -
   Total Distributions Paid                                    (0.58)      (1.23)        (1.35)     (1.97)      (1.51)      (1.28)
-----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                               $19.54      $19.93        $19.48     $19.30      $21.60      $21.07
-----------------------------------------------------------------------------------------------------------------------------------
 Total Return /(1)/                                             0.98%       8.83%         8.33%     (1.59)%     10.04%       7.88%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                      $8,967     $21,144       $39,868    $62,557     $61,450     $50,554
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                   0.60%       0.60%         0.60%      0.60%       0.60%       0.60%
  Expenses, before waivers and reimbursements                   0.90%       0.98%         0.98%      0.98%       0.99%       1.01%
  Net investment income, net of waivers and reimbursements      5.87%       6.14%         6.99%      6.71%       6.83%       6.39%
  Net investment income, before waivers and reimbursements      5.57%       5.76%         6.61%      6.33%       6.44%       5.98%
 Portfolio Turnover Rate                                      106.33%     297.81%       143.72%     72.61%      84.80%      76.30%
-----------------------------------------------------------------------------------------------------------------------------------



(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) Financial highlights for the periods ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 11 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
FINANCIAL HIGHLIGHTS(continued)

 BOND PORTFOLIO                                                                      CLASS D

 Selected per share data                                     2002    2001 /(3)/  2000 /(3)/   1999      1998      1997
-------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                       $19.91    $19.47      $19.28     $21.58    $21.05    $20.76
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                        0.49      0.43        1.23       1.31      1.38      1.24
 Net realized and unrealized gains (losses)                  (0.31)     1.21        0.23      (1.67)     0.63      0.30
  Total Income (Loss) from Investment Operations              0.18      1.64        1.46      (0.36)     2.01      1.54
-------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                 (0.57)    (1.20)      (1.27)     (1.26)    (1.36)    (1.25)
  From net realized gains                                        -         -           -      (0.68)    (0.12)        -
   Total Distributions Paid                                  (0.57)    (1.20)      (1.27)     (1.94)    (1.48)    (1.25)
-------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                             $19.52    $19.91      $19.47     $19.28    $21.58    $21.05
-------------------------------------------------------------------------------------------------------------------------
 Total Return /(1)/                                           0.92%     8.64%       7.92%     (1.74)%    9.89%     7.74%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                      $237      $187        $144     $1,497    $2,039      $601
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                 0.75%     0.75%       0.75%      0.75%     0.75%     0.75%
  Expenses, before waivers and reimbursements                 1.05%     1.13%       1.13%      1.13%     1.14%     1.16%
  Net investment income, net of waivers and reimbursements    5.72%     5.99%       6.84%      6.56%     6.70%     6.27%
  Net investment income, before waivers and reimbursements    5.42%     5.61%       6.46%      6.18%     6.31%     5.86%
 Portfolio Turnover Rate                                    106.33%   297.81%     143.72%     72.61%    84.80%    76.30%
-------------------------------------------------------------------------------------------------------------------------



(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) Financial highlights for the years ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                      SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30




 CORE BOND PORTFOLIO                                              CLASS A
 Selected per share data                                       2002   2001 /(3)/
 -------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                         $10.06    $10.00
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                          0.30      0.40
 Net realized and unrealized gains (losses)                    (0.19)     0.05
   Total Income from Investment Operations                      0.11      0.45
 -------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
   From net investment income                                  (0.30)    (0.39)
   From net realized gains                                     (0.13)        -
    Total Distributions Paid                                   (0.43)    (0.39)
 -------------------------------------------------------------------------------
 Net Asset Value, End of Period                                $9.74    $10.06
 -------------------------------------------------------------------------------
 Total Return /(1)/                                             1.22%     4.54%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                     $96,195  $155,542
 Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements                  0.36%     0.36%
   Expenses, before waivers and reimbursements                  0.73%     0.81%
   Net investment income, net of waivers and reimbursements     5.98%     5.91%
   Net investment income, before waivers and reimbursements     5.61%     5.46%
 Portfolio Turnover Rate                                       93.14%   197.85%
 -------------------------------------------------------------------------------

                                                                CLASS C              CLASS D
Selected per share data                                      2002   2001/(3)/    2002   2001 /(3)/
------------------------------------------------------------------------------  ------------------
Net Asset Value, Beginning of Period                        $10.01   $10.00     $10.01   $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                         0.30     0.40       0.30     0.40
Net realized and unrealized losses                           (0.13)       -      (0.13)       -
  Total Income from Investment Operations                     0.17     0.40       0.17     0.40
------------------------------------------------------------------------------  ------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                                 (0.30)   (0.39)     (0.30)   (0.39)
  From net realized gains                                    (0.13)       -      (0.13)       -
   Total Distributions Paid                                  (0.43)   (0.39)     (0.43)   (0.39)
------------------------------------------------------------------------------  ------------------
Net Asset Value, End of Period                               $9.75   $10.01      $9.75   $10.01
------------------------------------------------------------------------------  ------------------
Total Return /(1)/                                            1.83%    4.05%      1.83%    4.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                        $ -      $ -        $ -      $ -
Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                 0.60%    0.60%      0.75%    0.75%
  Expenses, before waivers and reimbursements                 0.97%    1.05%      1.12%    1.20%
  Net investment income, net of waivers and reimbursements    5.74%    5.67%      5.59%    5.52%
  Net investment income, before waivers and reimbursements    5.37%    5.22%      5.22%    5.07%
Portfolio Turnover Rate                                      93.14%  197.85%     93.14%  197.85%
------------------------------------------------------------------------------  ------------------

(1)Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2)Annualized for periods less than one year.
(3)For the period March 29, 2001 (commencement of operations) through November 30, 2001.

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 13 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
FINANCIAL HIGHLIGHTS (continued)

 U.S. TREASURY INDEX PORTFOLIO                                                         CLASS A

 Selected per share data                                     2002      2001       2000       1999        1998        1997
-----------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                        $21.90    $21.06     $20.25     $21.77     $20.81       $20.60
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                         0.49      1.11       1.19       1.09       1.23         1.26
 Net realized and unrealized gains (losses)                   (0.28)     0.85       0.83      (1.54)      0.97         0.20
  Total Income (Loss) from Investment Operations               0.21      1.96       2.02      (0.45)      2.20         1.46
-----------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                  (0.49)    (1.12)     (1.21)     (1.07)     (1.24)       (1.25)
  From net realized gains                                     (0.55)        -          -          -          -            -
   Total Distributions Paid                                   (1.04)    (1.12)     (1.21)     (1.07)     (1.24)       (1.25)
-----------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                              $21.07    $21.90     $21.06     $20.25     $21.77       $20.81
-----------------------------------------------------------------------------------------------------------------------------
 Total Return /(1)/                                            1.05%     9.55%     10.31%     (2.10)%    10.92%        7.44%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                    $43,770   $44,323    $34,979    $22,033    $22,085      $33,839
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                  0.26%     0.26%      0.26%      0.26%      0.26%        0.26%
  Expenses, before waivers and reimbursements                  0.67%     0.75%      0.84%      0.77%      0.77%        0.82%
  Net investment income, net of waivers and reimbursements     4.64%     5.23%      5.86%      5.24%      5.73%        6.36%
  Net investment income, before waivers and reimbursements     4.23%     4.74%      5.28%      4.73%      5.22%        5.80%
 Portfolio Turnover Rate                                      41.12%   102.56%    110.97%     84.77%     69.84%       72.61%
 -----------------------------------------------------------------------------------------------------------------------------


                                                                                   CLASS C

 Selected per share data                                      2002      2001    2000 /(3)/    1999     1998 /(4)/
-------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                        $21.89    $21.09     $20.25     $21.81     $22.28
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                         0.46      1.09       1.21       0.96       0.21
 Net realized and unrealized gains (losses)                   (0.28)     0.79       0.79      (1.50)     (0.52)
  Total Income (Loss) from Investment Operations               0.18      1.88       2.00      (0.54)     (0.31)
-------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                  (0.46)    (1.08)     (1.16)     (1.02)     (0.16)
  From net realized gains                                     (0.55)        -          -          -          -
   Total Distributions Paid                                   (1.01)    (1.08)     (1.16)     (1.02)     (0.16)
-------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                              $21.06    $21.89     $21.09     $20.25     $21.81
-------------------------------------------------------------------------------------------------------------------
 Total return /(1)/                                            0.93%     9.12%     10.21%     (2.49)%    (1.39)%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                     $1,096    $1,047       $341       $194        $17
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                  0.50%     0.50%      0.50%      0.50%      0.50%
  Expenses, before waivers and reimbursements                  0.91%     0.99%      1.08%      1.01%      1.01%
  Net investment income, net of waivers and reimbursements     4.40%     4.99%      5.62%      5.00%      5.22%
  Net investment income, before waivers and reimbursements     3.99%     4.50%      5.04%      4.49%      4.71%
 Portfolio Turnover Rate                                      41.12%   102.56%    110.97%     84.77%     69.84%
-------------------------------------------------------------------------------------------------------------------



(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) Financial highlights for the year ended were calculated using the average shares outstanding method.
(4) For the period October 6, 1998 (commencement of operations) through
    November 30, 1998.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 14 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

     SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED) OR FISCAL YEARS ENDED NOVEMBER 30


 U.S. TREASURY INDEX PORTFOLIO                                                        CLASS D

 Selected per share data                                     2002    2001 /(3)/  2000 /(3)/  1999 /(3)/   1998      1997
---------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                       $21.88    $21.04      $20.22      $21.74     $20.77    $20.57
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                        0.42      1.00        1.12        1.05       1.13      1.20
 Net realized and unrealized gains (losses)                  (0.25)     0.88        0.83       (1.59)      1.00      0.18
  Total Income (Loss) from Investment Operations              0.17      1.88        1.95       (0.54)      2.13      1.38
---------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                 (0.45)    (1.04)      (1.13)      (0.98)     (1.16)    (1.18)
  From net realized gains                                    (0.55)        -           -           -          -         -
   Total Distributions Paid                                  (1.00)    (1.04)      (1.13)      (0.98)     (1.16)    (1.18)
---------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                             $21.05    $21.88      $21.04      $20.22     $21.74    $20.77
---------------------------------------------------------------------------------------------------------------------------
 Total Return /(1)/                                           0.86%     9.12%       9.97%      (2.50)%    10.50%     7.03%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                      $248      $229        $117        $177     $1,721    $1,707
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                 0.65%     0.65%       0.65%       0.65%      0.65%     0.65%
  Expenses, before waivers and reimbursements                 1.06%     1.14%       1.23%       1.16%      1.16%     1.21%
  Net investment income, net of waivers and reimbursements    4.25%     4.84%       5.47%       4.85%      5.35%     6.07%
  Net investment income, before waivers and reimbursements    3.84%     4.35%       4.89%       4.34%      4.84%     5.51%
 Portfolio Turnover Rate                                     41.12%   102.56%     110.97%      84.77%     69.84%    72.61%
---------------------------------------------------------------------------------------------------------------------------



(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) Financial highlights for the years ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 15 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
FINANCIAL HIGHLIGHTS (continued)

 INTERMEDIATE BOND PORTFOLIO                                                             CLASS A

 Selected per share data                                     2002      2001      2000         1999        1998       1997 /(5)/
------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                        $19.83    $18.99    $18.98       $20.15     $19.89        $20.00
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                         0.43      1.05      1.26         1.10       1.19          0.38
 Net realized and unrealized gains (losses)                   (0.24)     0.85      0.01        (1.05)      0.27         (0.15)
  Total Income from Investment Operations                      0.19      1.90      1.27         0.05       1.46          0.23
------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                  (0.43)    (1.06)    (1.26)       (1.10)     (1.20)        (0.34)
  From net realized gains                                         -         -         -        (0.12)         -             -
   Total Distributions Paid                                   (0.43)    (1.06)    (1.26)       (1.22)     (1.20)        (0.34)
-----------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                              $19.59    $19.83    $18.99       $18.98     $20.15        $19.89
-----------------------------------------------------------------------------------------------------------------------------
 Total Return /(1)/                                            0.99%    10.27%     7.00%        0.25%      7.55%         1.17%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                    $47,505   $44,372   $28,950      $49,414    $30,439       $11,997
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                  0.36%     0.36%     0.37%/(3)/   0.36%      0.36%         0.36%
  Expenses, before waivers and reimbursements                  0.90%     0.98%     0.94%        0.80%      1.09%         2.28%
  Net investment income, net of waivers and reimbursements     4.45%     5.49%     6.37%        5.65%      6.19%         5.87%
  Net investment income, before waivers and reimbursements     3.91%     4.87%     5.80%        5.21%      5.46%         3.95%
 Portfolio Turnover Rate                                      92.52%   254.48%    60.37%      193.44%     93.40%        56.99%
-----------------------------------------------------------------------------------------------------------------------------


                                                                                   CLASS D

 Selected per share data                                      2002      2001       2000        1999     1998 /(4)/
---------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                        $19.82    $18.96    $18.95       $20.13     $20.46
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                         0.40      1.01      1.11         1.06       0.18
 Net realized and unrealized gains (losses)                   (0.25)     0.84      0.09        (1.10)     (0.32)
  Total Income (Loss) from Investment Operations               0.15      1.85      1.20        (0.04)     (0.14)
---------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                  (0.39)    (0.99)    (1.19)       (1.02)     (0.19)
  From net realized gains                                         -         -         -        (0.12)         -
   Total Distributions Paid                                   (0.39)    (0.99)    (1.19)       (1.14)     (0.19)
---------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                              $19.58    $19.82    $18.96       $18.95     $20.13
---------------------------------------------------------------------------------------------------------------
 Total Return /(1)/                                            0.79%     9.98%     6.62%       (0.21)%    (0.70)%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                        $25       $27       $27          $26        $41
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                  0.75%     0.75%     0.76%/(3)/   0.75%      0.75%
  Expenses, before waivers and reimbursements                  1.29%     1.37%     1.33%        1.19%      1.48%
  Net investment income, net of waivers and reimbursements     4.06%     5.19%     5.98%        5.26%      5.69%
  Net investment income, before waivers and reimbursements     3.52%     4.57%     5.41%        4.82%      4.96%
 Portfolio Turnover Rate                                      92.52%   254.48%    60.37%      193.44%     93.40%
---------------------------------------------------------------------------------------------------------------



(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) Expense ratios, net of waivers and reimbursements, for the year would have been 0.36% and 0.75% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.
(4) For the period October 2, 1998 (commencement of operations) through November 30, 1998.
(5) For the period August 1, 1997 (commencement of operations) through November 30, 1997.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 16 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

     SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED) OR FISCAL YEARS ENDED NOVEMBER 30


 SHORT-INTERMEDIATE BOND PORTFOLIO                                                       CLASS A

 Selected per share data                                      2002       2001        2000        1999        1998        1997
 ------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                         $18.67     $18.28      $18.50      $20.03      $20.36      $20.70
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                          0.48       1.07        1.36        1.79        1.84        1.46
 Net realized and unrealized gains (losses)                    (0.27)      0.46       (0.13)      (1.36)      (0.36)      (0.29)
  Total Income from Investment Operations                       0.21       1.53        1.23        0.43        1.48        1.17
-------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                   (0.46)     (1.14)      (1.45)      (1.69)      (1.78)      (1.46)
  From net realized gains                                          -          -           -       (0.27)      (0.03)      (0.05)
   Total Distributions Paid                                    (0.46)     (1.14)      (1.45)      (1.96)      (1.81)      (1.51)
-------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                               $18.42     $18.67      $18.28      $18.50      $20.03      $20.36
-------------------------------------------------------------------------------------------------------------------------------
 Total Return /(1)/                                             1.13%      8.59%       7.01%       2.25%       7.50%       5.95%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                    $216,129   $272,003    $248,054    $184,382    $182,999    $201,457
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                   0.36%      0.36%       0.36%       0.36%       0.36%       0.36%
  Expenses, before waivers and reimbursements                   0.70%      0.75%       0.77%       0.76%       0.76%       0.81%
  Net investment income, net of waivers and reimbursements      5.15%      5.77%       7.56%       9.35%       9.61%       7.68%
  Net investment income, before waivers and reimbursements      4.81%      5.38%       7.15%       8.95%       9.21%       7.23%
 Portfolio Turnover Rate                                       42.61%    107.31%      48.97%      88.29%      89.97%      48.49%
 ------------------------------------------------------------------------------------------------------------------------------

                                                                                          CLASS D

 Selected per share data                                      2002     2001 /(3)/  2000 /(3)/  1999 /(3)/    1998        1997
-------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                         $18.62     $18.24      $18.45      $19.97      $20.31      $20.66
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                          0.42       0.48        1.31        1.79        1.78        1.43
 Net realized and unrealized gains (losses)                    (0.26)      0.98       (0.16)      (1.43)      (0.40)      (0.34)
  Total Income from Investment Operations                       0.16       1.46        1.15        0.36        1.38        1.09
-------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                   (0.42)     (1.08)      (1.36)      (1.61)      (1.69)      (1.39)
  From net realized gains                                          -          -           -       (0.27)      (0.03)      (0.05)
   Total Distributions Paid                                    (0.42)     (1.08)      (1.36)      (1.88)      (1.72)      (1.44)
-------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                               $18.36     $18.62      $18.24      $18.45      $19.97      $20.31
-------------------------------------------------------------------------------------------------------------------------------
 Total Return /(1)/                                             0.89%      8.16%       6.59%       1.84%       7.08%       5.54%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                         $44        $38         $30        $121        $824        $891
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                   0.75%      0.75%       0.75%       0.75%       0.75%       0.75%
  Expenses, before waivers and reimbursements                   1.09%      1.14%       1.16%       1.15%       1.15%       1.20%
  Net investment income, net of waivers and reimbursements      4.76%      5.38%       7.17%       8.96%       9.31%       7.48%
  Net investment income, before waivers and reimbursements      4.42%      4.99%       6.76%       8.56%       8.91%       7.03%
 Portfolio Turnover Rate                                       42.61%    107.31%      48.97%      88.29%      89.97%      48.49%
-------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) Financial highlights for the years ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 17 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
FINANCIAL HIGHLIGHTS (continued)
     SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED) OR FISCAL YEARS ENDED NOVEMBER 30


 U.S. GOVERNMENT SECURITIES PORTFOLIO                                                 CLASS A

 Selected per share data                                      2002       2001      2000      1999      1998       1997
------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                         $20.55     $19.67    $19.48    $20.27    $19.99     $20.07
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                          0.40       0.97      1.14      0.99      1.17       1.21
 Net realized and unrealized gains (losses)                    (0.02)      0.95      0.18     (0.51)     0.26      (0.07)
  Total Income from Investment Operations                       0.38       1.92      1.32      0.48      1.43       1.14
------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                   (0.40)     (1.04)    (1.13)    (0.98)    (1.15)     (1.22)
  From net realized gains                                      (0.33)         -         -     (0.29)        -          -
   Total Distributions Paid                                    (0.73)     (1.04)    (1.13)    (1.27)    (1.15)     (1.22)
------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                               $20.20     $20.55    $19.67    $19.48    $20.27     $19.99
------------------------------------------------------------------------------------------------------------------------
 Total Return /(1)/                                             1.95%     10.03%     7.03%     2.43%     7.36%      5.93%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                    $116,044   $105,605   $90,182   $87,699   $48,317    $43,073
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                   0.36%      0.36%     0.36%     0.36%     0.36%      0.36%
  Expenses, before waivers and reimbursements                   0.72%      0.81%     0.81%     0.77%     0.86%      0.85%
  Net investment income, net of waivers and reimbursements      4.04%      5.16%     5.87%     5.14%     6.01%      5.86%
  Net investment income, before waivers and reimbursements      3.68%      4.71%     5.42%     4.73%     5.51%      5.37%
 Portfolio Turnover Rate                                      164.73%    171.29%   139.01%    50.70%   115.55%     95.73%
------------------------------------------------------------------------------------------------------------------------

                                                                                      CLASS D

 Selected per share data                                      2002       2001       2000      1999      1998       1997
------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                         $20.49     $19.62    $19.43    $20.22    $19.94     $20.03
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                          0.36       0.96      1.08      0.93      1.08       1.16
 Net realized and unrealized gains (losses)                    (0.02)      0.88      0.17     (0.53)     0.28      (0.10)
  Total Income from Investment Operations                       0.34       1.84      1.25      0.40      1.36       1.06
------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                   (0.36)     (0.97)    (1.06)    (0.90)    (1.08)     (1.15)
  From net realized gains                                      (0.33)         -         -     (0.29)        -          -
   Total Distributions Paid                                    (0.69)     (0.97)    (1.06)    (1.19)    (1.08)     (1.15)
------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                               $20.14     $20.49    $19.62    $19.43    $20.22     $19.94
------------------------------------------------------------------------------------------------------------------------
 Total Return /(1)/                                             1.76%      9.59%     6.65%     1.95%     6.96%      5.52%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                      $1,181       $958      $876      $810    $1,224       $312
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                   0.75%      0.75%     0.75%     0.75%     0.75%      0.75%
  Expenses, before waivers and reimbursements                   1.11%      1.20%     1.20%     1.16%     1.25%      1.24%
  Net investment income, net of waivers and reimbursements      3.65%      4.77%     5.48%     4.75%     5.55%      5.50%
  Net investment income, before waivers and reimbursements      3.29%      4.32%     5.03%     4.34%     5.05%      5.01%
 Portfolio Turnover Rate                                      164.73%    171.29%   139.01%    50.70%   115.55%     95.73%
------------------------------------------------------------------------------------------------------------------------



(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 18 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       FIXED INCOME PORTFOLIOS
SCHEDULE OF INVESTMENTS                                 MAY 31, 2002 (UNAUDITED)
INTERNATIONAL BOND PORTFOLIO

                                                     PRINCIPAL
                                                       AMOUNT
                                                     (IN LOCAL
                                                     CURRENCY)        VALUE
                                                      (000S)          (000S)
         DEBT OBLIGATIONS - 92.5%
         British Pound - 8.0%
          Treasury of Great Britain,
           5.00%, 6/7/04                                  $300          $440
           7.50%, 12/7/06                                  300           479
           5.75%, 12/7/09                                  223           336
           8.00%, 6/7/21                                   428           833
         -------------------------------------------------------------------
                                                                       2,088
         -------------------------------------------------------------------
         Danish Krone - 1.9%
          Kingdom of Denmark,
           8.00%, 3/15/06                                3,500           485
         -------------------------------------------------------------------
         Euro - 53.4%
          ABB International Finance N.V.,
           5.25%, 3/8/04                                   500           444
          AT&T Corp.,
           6.00%, 11/21/06                                 500           430
          BPB PLC,
           6.50%, 3/17/10                                  250           231
          British Telecom PLC,
           5.88%, 2/16/04                                  250           237
          Buoni Poliennali del Tesoro,
           5.25%, 11/1/29                                1,160         1,017
          Corus Finance PLC,
           5.38%, 8/9/06                                   250           210
          Deutsche Bundesrepublik,
           6.00%, 1/4/07                                   500           491
           5.25%, 1/4/08                                   600           572
           5.38%, 1/4/10                                   600           570
           5.25%, 1/4/11                                 1,200         1,132
           6.25%, 1/4/24                                   600           611
           6.50%, 7/4/27                                   490           517
          FKI PLC,
           6.63%, 2/22/10                                  500           456
          French Treasury Note,
           3.75%, 1/12/07                                  500           447
          Government of Spain,
           4.00%, 1/31/10                                  400           345
          Household Finance Corp.,
           6.25%, 9/21/05                                  500           472
          Imperial Tobacco Finance PLC,
           5.38%, 3/15/04                                  500           467
          Invensys PLC,
           5.50%, 4/1/05                                   250           221
          Kingdom of Belgium,
           5.75%, 9/28/10                                  500           482
          Lehman Brothers Holdings, Inc.,
           5.63%, 1/23/06                                  500           469
          MBNA Europe Funding PLC,
           5.25%, 10/12/04                                 500           464
          NGG Finance PLC,
           5.25%, 8/23/06                                  500           461
          Pemex Project Funding Master Trust,
           7.75%, 8/2/07                                   500           485
          Republic of South Africa,
           7.00%, 10/14/04                                 600           575
          Sogerim S.A.,
           6.13%, 4/20/06                                  500           472
          Telkom South Africa Ltd.,
           7.13%, 4/12/05                                  500           463
          TPSA Euro Finance B.V.,
           6.13%, 10/27/04                                 500           435
          TXU Europe Funding Ltd.,
           7.00%, 11/30/05                                 400           385
          Tyco International Group S.A.,
           4.38%, 11/19/04                                 500           396
         -------------------------------------------------------------------
                                                                      13,957
         -------------------------------------------------------------------
         Japanese Yen - 6.7%
          Development Bank of Japan,
           2.88%, 12/20/06                              80,000           716
          Fannie Mae,
           1.75%, 3/26/08                              120,000         1,034
         -------------------------------------------------------------------
                                                                       1,750
         -------------------------------------------------------------------
         Swedish Krona - 2.0%
          Kingdom of Sweden,
           9.00%, 4/20/09                                4,200           513
         -------------------------------------------------------------------
         United States Dollar - 20.5%
          British Telecommunications PLC,
           6.75%, 10/28/04                                 500           522
          Capital One Bank,
           6.65%, 3/15/04                                  200           203
          Corp Andina de Fomento,
           6.75%, 5/19/03                                  500           511
           7.75%, 3/1/04                                   600           632

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 19 FIXED INCOME PORTFOLIOS

                                                       FIXED INCOME PORTFOLIOS
SCHEDULE OF INVESTMENTS                                 MAY 31, 2002 (UNAUDITED)
INTERNATIONAL BOND PORTFOLIO (continued)

                                                     PRINCIPAL
                                                       AMOUNT
                                                     (IN LOCAL
                                                     CURRENCY)        VALUE
                                                      (000S)          (000S)
         DEBT OBLIGATIONS - 92.5% - CONTINUED
         United States Dollar - 20.5% - (continued)
          DaimlerChrysler NA Holding Corp.,
           7.75%, 5/27/03                                 $500          $521
          Deutsche Telekom International
           Finance B.V.,
           7.75%, 6/15/05                                  500           520
          Ford Motor Credit Co.,
           6.70%, 7/16/04                                  500           516
          General Motors Acceptance Corp.,
           5.88%, 1/22/03                                  400           407
          Motorola, Inc.,
           6.45%, 2/1/03                                   500           500
          Sprint Capital Corp.,
           5.88%, 5/1/04                                   500           478
          Tele Danmark,
           6.75%, 10/4/04                                  205           216
          Vodafone Group PLC,
           7.63%, 2/15/05                                  300           320
         -------------------------------------------------------------------
                                                                       5,346
         -------------------------------------------------------------------
         Total Debt Obligations
         (Cost $24,036)                                               24,139


         SHORT-TERM INVESTMENT - 5.6%
          UBS AG, Grand Cayman,
           Eurodollar Time Deposit,
           1.79%, 6/3/02                                 1,472         1,472
         -------------------------------------------------------------------
         Total Short-Term Investment
         -------------------------------------------------------------------
         (Cost $1,472)                                                 1,472
         -------------------------------------------------------------------

         -------------------------------------------------------------------
         Total Investments - 98.1%
         -------------------------------------------------------------------
         (Cost $25,508)                                               25,611
          Other Assets less Liabilities - 1.9%                           502
         -------------------------------------------------------------------
         NET ASSETS - 100.0%                                         $26,113

At May 31, 2002, International Bond Portfolio had outstanding foreign currency contracts as follows:

                                              CONTRACT      CONTRACT
                                               AMOUNT        AMOUNT
                                               (LOCAL         (U.S.        UNREALIZED
CONTRACT                        DELIVERY      CURRENCY)      DOLLARS)      GAIN/(LOSS)
 TYPE         CURRENCY            DATE         (000S)         (000S)         (000S)
             Australian
Buy          Dollar              8/13/02         3,053       $1,643           $75
             Australian
Sell         Dollar              8/13/02         2,500        1,401            (5)
Buy          British Pound       8/13/02           110          160             -
Sell         British Pound       8/13/02         1,578        2,287           (13)
Buy          Canadian Dollar     8/13/02         3,619        2,350            15
Sell         Danish Krone        8/13/02         3,898          478           (11)
Sell         Euro                8/13/02         8,611        7,782          (237)
Buy          Japanese Yen        8/13/02      ,298,265       25,812           859
Sell         Japanese Yen        8/13/02     1,958,358       15,403          (433)
Buy          Swedish Krona       8/13/02        13,749        1,333            72
---------------------------------------------------------------------------------
Total                                                                        $322

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 20 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        FIXED INCOME PORTFOLIOS
SCHEDULE OF INVESTMENTS                                 MAY 31, 2002 (UNAUDITED)
BOND PORTFOLIO



                                                          NUMBER       VALUE
                                                         OF SHARES     (000S)
         CONVERTIBLE PREFERRED STOCK - 1.1%
         Agency - 1.1%
          Home Ownership Funding Corp.,/(1)/            13,000         $8,705
         --------------------------------------------------------------------
         Total Convertible Preferred Stock
         --------------------------------------------------------------------
         (Cost $13,000)                                                 8,705



                                                          PRINCIPAL
                                                           AMOUNT      VALUE
                                                           (000S)      (000S)
         ASSET-BACKED SECURITIES - 15.0%
          Advanta Mortgage Loan Trust, Series 2000-1,
           Class A4,
           8.61%, 3/25/28                                    $500         547
          AmeriCredit Automobile Receivables Trust,
           Series 2002-1, Class A3,
           4.23%, 10/6/06                                   3,700       3,726
          Banc of America Commercial Mortgage, Inc.,
           Series 2000-2, Class A2,
           7.20%, 9/15/32                                   5,000       5,431
          BMW Vehicle Owner Trust, Series 2002-A,
           Class A2,
           2.83%, 12/27/04                                  1,940       1,943
          Chase Manhattan Bank-First Union National
           Bank, Series 1999-1, Class A2,
           7.44%, 8/15/31                                   7,320       8,030
          CPL Transition Funding LLC, Series 2002-1,
           Class A2,
           5.01%, 1/15/10                                   2,470       2,502
          CS First Boston Mortgage Securities Corp.,
           Series 1999-C1, Class A2,
           7.29%, 9/15/41                                   8,167       8,905
          CS First Boston Mortgage Securities Corp.,
           Series 2000-C1, Class A2,
           7.55%, 4/14/62                                   5,325       5,896
          Delta Funding Mortgage Corp., Interest Only
           Stripped Security, Series 1991-1, Class A-4,
           /(1)/
           7.50%, 3/15/06                                       -           8
          Distribution Financial Services RV Trust,
           Series 1999-3, Class A4,
           6.65%, 3/15/11                                     990       1,018
          First Nationwide Trust, Series 2001-1, Class
           2A2,
           7.00%, 6/25/31                                   3,332       3,452
          Ford Credit Auto Owner Trust, Series 2001-E,
           Class A4,
           4.01%, 3/15/06                                   3,000       3,016
          Green Tree Financial Corp., Series 1996-9,
           Class A6,
           7.69%, 1/15/28                                   5,844       6,038
           Green Tree Financial Corp., Series 1997-6,
           Class B1,
           7.17%, 1/15/29                                   6,108       4,581
          Honda Auto Receivables Owner Trust,
           Series 2002-1, Class A4,
           4.22%, 4/16/07                                   5,025       5,039
          Household Automotive Trust, Series 2002-1,
           Class A2,
           2.75%, 5/17/05                                   4,800       4,795
          Isuzu Auto Owner Trust, Series 2001-1, Class
           A4,
           5.31%, 1/22/07                                      91          94
          LB Commercial Conduit Mortgage Trust,
           Series 1999-C1, Class A2,
           6.78%, 6/15/31                                   2,865       3,050
          LB-UBS Commercial Mortgage Trust,
           Series 2000-C3, Class A2,
           7.95%, 1/15/10                                   9,515      10,732
          Lehman Federal Housing Authority Title I Loan
           Trust, Interest Only Stripped Security,
           Series 1996-2, Class S,
           0.59%, 5/25/17                                       -         473
          Norwest Asset Securities Corp., Series 1998-6,
           Class A15,
           6.75%, 4/25/28                                     620         642
          PNC Mortgage Securities Corp., Series
           1996-PR1, Class A,
           6.27%, 4/28/27                                   2,674       2,372
          PP&L Transition Bond Co. LLC, Series 1999-1,
           Class A5,
           6.83%, 3/25/07                                   4,057       4,297
          PP&L Transition Bond Co. LLC, Series 1999-1,
           Class A6,
           6.96%, 12/26/07                                  2,000       2,154
          Residential Accredit Loans, Inc., Series
           2001-QS18, Class A1,
           6.50%, 12/25/31                                  2,796       2,740
          Residential Asset Mortgage Products, Inc.,
           Series 2001-RZ3, Class A1,
           4.66%, 5/25/18                                   1,779       1,784
          Residential Funding Mortgage Securities I,
           Series 2001-S9, Class A5,
           6.75%, 4/25/31                                   7,639       7,830
          Residential Funding Mortgage Securities II,
           Series 2001-HI2, Class AI3,
           5.67%, 6/25/14                                   2,300       2,354

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 21 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS
BOND PORTFOLIO (CONTINUED)


                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
         ASSET-BACKED SECURITIES - 15.0% - CONTINUED
          Residential Funding Mortgage Securities II,
           Series 2001-HI3, Class AI2,
           5.33%, 5/25/12                                  $4,271       $4,338
          Toyota Auto Receivables Owner Trust,
           Series 2002-B, Class A2,
           2.79%, 12/15/04                                  3,500        3,507
          Wells Fargo Mortgage Backed Securities Trust,
           Series 2001-13, Class A13,
           6.50%, 6/25/31                                   8,000        7,889
         ---------------------------------------------------------------------
         Total Asset-Backed Securities
         ---------------------------------------------------------------------
         (Cost $120,255)                                               119,183


         CORPORATE BONDS - 22.2%
         Agriculture - 0.1%
          DIMON, Inc.,
           9.63%, 10/15/11                                  1,000        1,060
         ---------------------------------------------------------------------
         Airlines - 0.1%
          Continental Airlines, Inc.,
           6.56%, 2/15/12                                   1,045        1,072
          Delta Air Lines, Inc.,
           7.57%, 11/18/10                                     30           32
          U.S. Airways, Inc.,
           7.89%, 3/1/19                                       69           72
         ---------------------------------------------------------------------
                                                                         1,176
         ---------------------------------------------------------------------
         Auto Parts & Equipment - 0.1%
          Dura Operating Corp.,
           9.00%, 5/1/09                                      750          756
         ---------------------------------------------------------------------
         Banks - 0.7%
          First Union Corp., Puttable 8/1/06 @ Par,
           6.82%, 8/1/26                                    1,025        1,123
          Marshall & Ilsley Corp.,
           5.75%, 9/1/06                                    2,694        2,773
          Wells Fargo & Co.,
           7.25%, 8/24/05                                   1,500        1,626
         ---------------------------------------------------------------------
                                                                         5,522
         ---------------------------------------------------------------------
         Beverages - 0.7%
          Grand Metropolitan Investment Corp.,
           Puttable 4/1/05 @ Par,
           7.45%, 4/15/35                                   5,175        5,683
         ---------------------------------------------------------------------
         Building Materials - 0.1%
          Nortek, Inc.,
           9.88%, 6/15/11                                     750          769
         ---------------------------------------------------------------------
          Chemicals - 0.7%
          Applied Extrusion Technologies, Inc.,
           10.75%, 7/1/11                                   1,250        1,206
          ISP Chemco, Inc.,
           10.25%, 7/1/11                                   1,250        1,327
          Lyondell Chemical Co.,
           10.88%, 5/1/09                                     625          581
          OM Group, Inc., /(1)/
           9.25%, 12/15/11                                    750          782
          Praxair, Inc.,
           6.38%, 4/1/12                                    1,830        1,872
         ---------------------------------------------------------------------
                                                                         5,768
         ---------------------------------------------------------------------
         Commercial Services - 0.3%
          Avis Group Holdings, Inc., Senior
           Subordinated Notes,
           11.00%, 5/1/09                                   1,000        1,110
          Coinmach Corp., /(1)/
           9.00%, 2/1/10                                      750          779
          Stewart Enterprises, Inc.,
           10.75%, 7/1/08                                     500          555
         ---------------------------------------------------------------------
                                                                         2,444
         ---------------------------------------------------------------------
         Computers - 0.1%
          Seagate Technology Hdd Holdings, /(1)/
           8.00%, 5/15/09                                     750          756
         ---------------------------------------------------------------------
         Cosmetics/Personal Care - 0.1%
          Elizabeth Arden, Inc.,
           11.75%, 2/1/11                                     750          771
         ---------------------------------------------------------------------
         Distribution/Wholesale - 0.1%
          Affinity Group Holdings, Inc.,
           11.00%, 4/1/07                                     550          542
         ---------------------------------------------------------------------
         Diversified Financial Services - 3.6%
          Boeing Capital Corp.,
           7.10%, 9/27/05                                     176          188
          Champion Home Builders Co., /(1)/
           11.25%, 4/15/07                                    250          246
          CIT Group, Inc.,
           7.38%, 3/15/03                                     272          272
          Countrywide Home Loans, Inc.,
           5.50%, 8/1/06                                      126          128
          Ford Motor Credit Co.,
           6.50%, 1/25/07                                   2,995        3,037
           5.80%, 1/12/09                                   8,355        7,954


See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 22 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2002 (UNAUDITED)


                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                           (000S)        (000S)
         CORPORATE BONDS - 22.2% - CONTINUED
         Diversified Financial Services - 3.6% - (continued)
          General Electric Capital Corp.,
           6.75%, 3/15/32                                    $925           $913
          General Motors Acceptance Corp.,
           6.88%, 9/15/11                                   8,925          9,047
          Goldman Sachs Group, Inc.,
           6.88%, 1/15/11                                   1,790          1,859
          Household Finance Corp.,
           6.40%, 6/17/08                                   2,255          2,277
          Morgan Stanley Dean Witter & Co.,
           7.25%, 4/1/32                                    2,343          2,403
         -----------------------------------------------------------------------
                                                                          28,324
         -----------------------------------------------------------------------
         Electric - 1.7%
          AES Corp.,
           9.50%, 6/1/09                                      500            395
           9.38%, 9/15/10                                   1,000            775
          AES Corp., Senior Notes,
           10.25%, 7/15/06                                  1,250            800
          Calpine Corp.,
           8.25%, 8/15/05                                   1,150          1,011
          Dominion Resources, Inc. of Virginia,
           7.82%, 9/15/04                                   3,159          3,358
          DPL, Inc.,
           8.25%, 3/1/07                                    3,242          3,474
          Duke Energy Corp.,
           6.25%, 1/15/12                                   1,850          1,871
          Progress Energy, Inc., Senior Notes,
           6.75%, 3/1/06                                       82             85
          TECO Energy, Inc.,
           7.20%, 5/1/11                                    2,047          2,129
         -----------------------------------------------------------------------
                                                                          13,898
         -----------------------------------------------------------------------
         Entertainment - 0.2%
          Alliance Gaming Corp.,
           10.00%, 8/1/07                                     750            787
          Six Flags, Inc., /(1)/
           8.88%, 2/1/10                                      750            758
         -----------------------------------------------------------------------
                                                                           1,545
         -----------------------------------------------------------------------
         Environmental Control - 0.8%
          Allied Waste N.A., Inc., Senior Subordinated
           Notes,
           10.00%, 8/1/09                                   1,250          1,262
          IT Group, Inc., Senior Subordinated Notes,
           Series B, /(2)/
           11.25%, 4/1/09                                   1,250              -
           Synagro Technologies, Inc.,/(1)/
           9.50%, 4/1/09                                      750            773
          WMX Technologies, Inc., Puttable 8/1/03 @ Par,
           7.10%, 8/1/26                                    4,163          4,213
         -----------------------------------------------------------------------
                                                                           6,248
         -----------------------------------------------------------------------
         Food - 0.8%
          Del Monte Corp.,
           9.25%, 5/15/11                                   1,000          1,052
          Dominos, Inc., Series B,
           10.38%, 1/15/09                                    750            810
          Kraft Foods, Inc.,
           6.25%, 6/1/12                                    2,890          2,956
          Luigino's, Inc., Senior Subordinated Notes,
           10.00%, 2/1/06                                     750            767
          Roundy's, Inc., /(1)/
           8.88%, 6/15/12                                     750            761
          Safeway, Inc.,
           7.00%, 9/15/02                                     137            139
          Unilever Capital Corp.,
           6.88%, 11/1/05                                       7              8
         -----------------------------------------------------------------------
                                                                           6,493
         -----------------------------------------------------------------------
         Forest Products & Paper - 0.4%
          MeadWestvaco Corp.,
           6.85%, 4/1/12                                    1,500          1,552
          Weyerhaeuser Co., /(1)/
           6.13%, 3/15/07                                   1,585          1,620

                                                                           3,172
         -----------------------------------------------------------------------
         Healthcare-Services - 0.2%
          Pacificare Health Systems, /(1)/
           10.75%, 6/1/09                                     750            774
          Rotech Healthcare, Inc., /(1)/
           9.50%, 4/1/12                                      750            780
         -----------------------------------------------------------------------
                                                                           1,554
         -----------------------------------------------------------------------
         Home Builders - 0.3%
          K Hovnanian Enterprises, Inc., /(1)/
           8.88%, 4/1/12                                      500            495
          Standard-Pacific Corp.,
           9.25%, 4/15/12                                     750            778
          WCI Communities, Inc.,
           10.63%, 2/15/11                                    750            806
         -----------------------------------------------------------------------
                                                                           2,079
         -----------------------------------------------------------------------


See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 23 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS
BOND PORTFOLIO (continued)



                                                         PRINCIPAL
                                                          AMOUNT          VALUE
                                                          (000S)          (000S)
         CORPORATE BONDS - 22.2% - CONTINUED
         Insurance - 2.4%
          AIG SunAmerica Global Financing IX, /(1)/
           6.90%, 3/15/32                                 $10,770        $11,031
          CNA Financial Corp.,
           7.25%, 11/15/23                                    750            628
          Hartford Life, Senior Notes,
           7.38%, 3/1/31                                    2,937          3,073
          Protective Life US Funding Trust, /(1)/
           5.88%, 8/15/06                                   3,166          3,238
          Willis Corroon Corp.,
           9.00%, 2/1/09                                    1,000          1,045
         -----------------------------------------------------------------------
                                                                          19,015
         -----------------------------------------------------------------------
         Leisure Time - 0.1%
          Bally Total Fitness Holdings,
           Senior Subordinated Notes, Series D,
           9.88%, 10/15/07                                    500            509
         -----------------------------------------------------------------------
         Lodging - 0.4%
          Hammons (John Q.) Hotels, Inc.,
           8.88%, 2/15/04                                   1,750          1,750
          Hammons (John Q.) Hotels LP, /(1)/
           8.88%, 5/15/12                                     250            254
          Station Casinos, Inc.,
           9.88%, 7/1/10                                      750            806
          Venetian Casino Resort LLC, /(1)/
           11.00%, 6/15/10                                    500            519
         -----------------------------------------------------------------------
                                                                           3,329
         -----------------------------------------------------------------------
         Machinery - Construction & Mining - 0.1%
          Joy Global, Inc., /(1)/
           8.75%, 3/15/12                                   1,000          1,015
         -----------------------------------------------------------------------
         Machinery - Diversified - 0.2%
          Deere & Co.,
           6.95%, 4/25/14                                   1,500          1,558
         -----------------------------------------------------------------------
         Media - 1.7%
          American Media Operation, Inc.,
           Senior Subordinated Notes,
           10.25%, 5/1/09                                     750            796
          Charter Communications Holdings LLC,
           Senior Notes,
           10.75%, 10/1/09                                  1,000            925
          Continental Cablevision,
           8.30%, 5/15/06                                   2,053          2,146
          CSC Holdings, Inc.,
           7.63%, 4/1/11                                      750            703
          Entravision Communications Corp., /(1)/
           8.13%, 3/15/09                                     750            763
          Gannett Co., Inc.,
           6.38%, 4/1/12                                    1,225          1,263
          Gray Communication System, Inc., /(1)/
           9.25%, 12/15/11                                    500            521
          Mediacom Broadband LLC,
           11.00%, 7/15/13                                  1,250          1,272
          Reed Elsevier Capital, Inc.,
           6.13%, 8/1/06                                    1,570          1,626
          Westinghouse Electric Corp.,
           7.88%, 9/1/23                                    2,920          3,153
         -----------------------------------------------------------------------
                                                                          13,168
         -----------------------------------------------------------------------
         Mining - 0.1%
          Compass Minerals Group, Inc., /(1)/
           10.00%, 8/15/11                                    500            532
         -----------------------------------------------------------------------
         Miscellaneous Manufacturing - 0.2%
          Dresser, Inc.,
           9.38%, 4/15/11                                   1,000          1,032
          Foamex LP, /(1)/
           10.75%, 4/1/09                                     500            525
         -----------------------------------------------------------------------
                                                                           1,557
         -----------------------------------------------------------------------
         Oil & Gas - 2.2%
          Comstock Resources, Inc.,
           11.25%, 5/1/07                                     500            525
          Conoco Funding Co.,
           5.45%, 10/15/06                                  3,915          3,988
          Consolidated Natural Gas Co.,
           5.38%, 11/1/06                                   2,575          2,555
          Devon Energy Corp.,
           7.95%, 4/15/32                                   2,145          2,325
          Magnum Hunter Resources, Inc., /(1)/
           9.60%, 3/15/12                                     750            788
          Phillips Petroleum Co.,
           8.50%, 5/25/05                                   3,424          3,798
          Plains Resources, Inc.,
           10.25%, 3/15/06                                    500            513
          Swift Energy Co.,
           9.38%, 5/1/12                                      750            744
          Valero Energy Corp.,
           7.50%, 4/15/32                                   1,990          2,021
         -----------------------------------------------------------------------
                                                                          17,257
         -----------------------------------------------------------------------


See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 24 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2002 (UNAUDITED)

                                                           PRINCIPAL
                                                            AMOUNT         VALUE
                                                            (000S)         (000S)
         CORPORATE BONDS - 22.2% - CONTINUED
         Oil & Gas Services - 0.1%
          Key Energy Services, Inc.,
           8.38%, 3/1/08                                     $500           $516
         ---------------------------------------------------------------------------
         Packaging & Containers - 0.0%
          Consolidated Container Co. LLC,
           Senior Subordinated Notes,
           10.13%, 7/15/09                                    500            420
         ---------------------------------------------------------------------------
         Pipelines - 0.3%
          Duke Energy Field Services LLC,
           7.88%, 8/16/10                                   2,249          2,378
         ---------------------------------------------------------------------------
         Real Estate - 0.3%
          Corrections Corp. of America, /(1)/
           9.88%, 5/1/09                                      750            776
          EOP Operating LP,
           7.88%, 7/15/31                                     450            455
          Equity Residential Properties Trust,
           6.63%, 3/15/12                                     955            965
         ---------------------------------------------------------------------------
                                                                           2,196
         ---------------------------------------------------------------------------
         REITS - 0.4%
          Crescent Real Estate Equities LP, /(1)/
           9.25%, 4/15/09                                     750            778
          Host Marriott LP, /(1)/
           9.50%, 1/15/07                                     500            520
          iStar Financial, Inc.,
           8.75%, 8/15/08                                     750            780
          Meristar Hospitality Corp., /(1)/
           9.13%, 1/15/11                                   1,000          1,015
          Tanger Properties LP,
           9.13%, 2/15/08                                     350            358
         ---------------------------------------------------------------------------
                                                                           3,451
         ---------------------------------------------------------------------------
         Retail - 0.4%
          AmeriGas Partners LP,
           8.88%, 5/20/11                                     750            784
          Cole National Group, /(1)/
           8.88%, 5/15/12                                     250            254
          Office Depot, Inc.,
           10.00%, 7/15/08                                    750            825
          Rite Aid Corp.,
           11.25%, 7/1/08                                   1,000            800
          Tricon Global Restaurants, Inc.,
           8.88%, 4/15/11                                     750            797
         ---------------------------------------------------------------------------
                                                                           3,460
         ---------------------------------------------------------------------------
         Savings & Loans - 0.1%
          Sovereign Bancorp, Senior Notes,
           10.25%, 5/15/04                                  1,000          1,070
         ---------------------------------------------------------------------------
         Semiconductors - 0.1%
          Fairchild Semiconductor International, Inc.,
           10.13%, 3/15/07                                    500            526
         ---------------------------------------------------------------------------
         Telecommunications - 1.4%
          Alamosa Delaware, Inc.,
           12.50%, 2/1/11                                   1,000            830
          AT&T Wireless Services, Inc.,
           7.88%, 3/1/11                                    1,775          1,710
           8.13%, 5/1/12                                    1,330          1,296
          Block Communications, Inc., /(1)/
           9.25%, 4/15/09                                   1,000          1,022
          EchoStar Broadband Corp.,
           10.38%, 10/1/07                                    500            524
          Insight Midwest, Senior Notes,
           10.50%, 11/1/10                                    750            763
          Nextel Communications, Inc., Senior Notes,
           9.38%, 11/15/09                                    437            284
          Sprint Capital Corp.,
           5.88%, 5/1/04                                    2,010          1,921
          Verizon Wireless, Inc., /(1)/
           5.38%, 12/15/06                                  3,357          3,245
         ---------------------------------------------------------------------------
                                                                          11,595
         ---------------------------------------------------------------------------
         Textiles - 0.3%
          Collins & Aikman Floor Cover, /(1)/
           9.75%, 2/15/10                                     750            785
          Mohawk Industries, Inc., /(1)/
           7.20%, 4/15/12                                   1,350          1,412
         ---------------------------------------------------------------------------
                                                                           2,197
         ---------------------------------------------------------------------------
         Transportation - 0.3%
          Caliber System, Inc.,
           7.80%, 8/1/06                                    1,990          2,107
         ---------------------------------------------------------------------------
         Total Corporate Bonds
         ---------------------------------------------------------------------------
         (Cost $175,556)                                                 176,416



See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 25 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
SCHEDULE OF INVESTMENTS
BOND PORTFOLIO (CONTINUED)


                                                         PRINCIPAL
                                                           AMOUNT          VALUE
                                                           (000S)          (000S)
         FOREIGN BONDS - 3.6%
         Airlines - 0.1%
          Dunlop Standard Aerospace Holdings PLC,
           Senior Notes,
           11.88%, 5/15/09                                 $  750         $  799
         -----------------------------------------------------------------------
         Chemicals - 0.1%
          Avecia Group PLC,
           11.00%, 7/1/09                                     750            756
         -----------------------------------------------------------------------
         Electric - 0.2%
          TXU Eastern Funding Co.,
           6.75%, 5/15/09                                   1,895          1,878
         -----------------------------------------------------------------------
         Forest Products & Paper - 0.1%
          Abitibi-Consolidated, Inc.,
           8.85%, 8/1/30                                      500            502
         -----------------------------------------------------------------------
         Healthcare-Services - 0.1%
          Dynacare, Inc., Senior Notes,
           10.75%, 1/15/06                                  1,000          1,033
         -----------------------------------------------------------------------
         Insurance - 0.2%
          Fairfax Financial Holdings Ltd.,
           8.25%, 10/1/15                                   2,000          1,472
         -----------------------------------------------------------------------
         Miscellaneous Manufacturing - 0.1%
          Bombardier, Inc., /(1)/
           6.75%, 5/1/12                                      850            869
         -----------------------------------------------------------------------
         Multi-National - 0.8%
          Corp. Andina de Fomento., /(1)/
           6.88%, 3/15/12                                   2,655          2,701
          International Bank for Reconstruction &
           Development,
           4.75%, 4/30/04                                   3,590          3,685
         -----------------------------------------------------------------------
                                                                           6,386
         -----------------------------------------------------------------------
         Oil & Gas - 0.8%
          Apache Finance Canada Corp.,
           7.75%, 12/15/29                                  2,040          2,296
          Petroleos Mexicanos, /(1)/
           6.50%, 2/1/05                                    4,182          4,286
         -----------------------------------------------------------------------
                                                                           6,582
         -----------------------------------------------------------------------
         Telecommunications - 0.9%
          British Telecommunications PLC,
           8.88%, 12/15/30                                  4,609          5,281
          Deutsche Telekom International Finance BV,
           7.75%, 6/15/05                                   2,011          2,091
         -----------------------------------------------------------------------
                                                                           7,372
         -----------------------------------------------------------------------
         Transportation - 0.2%
          Sea Containers Ltd.,
           10.50%, 7/1/03                                     625            619
           12.50%, 12/1/04                                    375            364
           10.75%, 10/15/06                                   250            220
         -----------------------------------------------------------------------
                                                                           1,203
         -----------------------------------------------------------------------
         Total Foreign Bonds
         -----------------------------------------------------------------------
         (Cost $28,374)                                                   28,852

         U.S. GOVERNMENT AGENCIES - 47.0%
         Fannie Mae - 38.2%
           5.63%, 5/14/04                                     465            485
           6.00%, 12/15/05                                  8,637          9,143
           4.38%, 10/15/06                                    715            711
           4.75%, 1/2/07                                    6,870          6,859
           5.00%, 5/14/07                                  10,295         10,388
           6.63%, 11/15/10                                  1,785          1,923
           6.00%, 1/18/12                                   3,195          3,189
          Interest Only Stripped Security,
           Series 278, Class 2,
           1.24%, 8/1/25                                        -            133
          Pool #254004,
           6.50%, 11/1/16                                  33,720         34,872
          Pool #254050,
           6.50%, 11/1/31                                  50,329         51,161
          Pool #535714,
           7.50%, 1/1/31                                    5,943          6,218
          Pool #535982,
           7.50%, 5/1/31                                   13,691         14,325
          Pool #535996,
           7.50%, 6/1/31                                   13,416         14,037
          Pool #545500,
           6.50%, 3/1/32                                   59,858         60,847
          Pool #581669,
           6.50%, 7/1/31                                   45,981         46,741
          Pool #585617,
           7.00%, 5/1/31                                        5              5
          Pool TBA, /(3)/
           6.50%, 6/13/32                                  42,205         42,825
         -----------------------------------------------------------------------
                                                                         303,862
         -----------------------------------------------------------------------


See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 26 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2002 (UNAUDITED)

                                                         PRINCIPAL         VALUE
                                                          AMOUNT          (000S)
                                                          (000S)
         U.S. GOVERNMENT AGENCIES - 47.0% - CONTINUED
         Freddie Mac - 3.7%
           3.88%, 2/15/05                                 $ 7,444       $  7,461
           4.88%, 3/15/07                                  10,877         10,963
           5.75%, 4/29/09                                   4,875          4,943
          Series 2407, Class BJ,
           6.50%, 1/15/32                                   5,593          5,615
         ---------------------------------------------------------------------------
                                                                          28,982
         ---------------------------------------------------------------------------
         Freddie Mac Gold - 5.1%
          Pool #C00835,
           6.50%, 7/1/29                                    5,736          5,852
          Pool #C00910,
           7.50%, 1/1/30                                   12,647         13,236
          Pool #C61510,
           8.00%, 12/1/31                                  20,192         21,433
         ---------------------------------------------------------------------------
                                                                          40,521
         ---------------------------------------------------------------------------
         Total U.S. Government Agencies
         ---------------------------------------------------------------------------
         (Cost $369,363)                                                 373,365
         ---------------------------------------------------------------------------


         U.S. GOVERNMENT OBLIGATIONS - 6.4%
         U.S. Treasury Bonds - 5.4%
           7.25%, 5/15/16                                   3,160          3,671
           7.50%, 11/15/16                                  3,360          3,988
           8.13%, 8/15/19                                   9,665         12,213
           5.50%, 8/15/28                                  23,734         22,834
         ---------------------------------------------------------------------------
                                                                          42,706
         ---------------------------------------------------------------------------
         U.S. Treasury Notes - 1.0%
           6.75%, 5/15/05                                   7,325          7,946
         ---------------------------------------------------------------------------
         Total U.S. Government Obligations
         (Cost $50,435)                                                   50,652



         SHORT-TERM INVESTMENT - 9.1%
          UBS AG, Grand Cayman,
           Eurodollar Time Deposit,
           1.79%, 6/3/02                                   72,640         72,640
         ---------------------------------------------------------------------------
         Total Short-Term Investment
         ---------------------------------------------------------------------------
         (Cost $72,640)                                                   72,640


         ---------------------------------------------------------------------------
         Total Investments - 104.4%
         ---------------------------------------------------------------------------
         (Cost $829,623)                                                 829,813
         ---------------------------------------------------------------------------
          Liabilities less Other Assets -
           (4.4)%                                                        (35,311)
         ---------------------------------------------------------------------------
         NET ASSETS - 100.0%                                            $794,502


(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2002, the value of these securities amounted to approximately $54,086,000 or 6.8% of net assets.

(2)  Issuer has defaulted on terms of debt obligation.

(3)  When-Issued Security.

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 27 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
SCHEDULE OF INVESTMENTS
CORE BOND PORTFOLIO

                                                             NUMBER        VALUE
                                                            OF SHARES      (000S)
         CONVERTIBLE PREFERRED STOCK - 1.4%
         Agency - 1.4%
          Home Ownership Funding Corp., /(1)/                 2,000        $1,339
         ---------------------------------------------------------------------------
         Total Convertible Preferred Stock
         ---------------------------------------------------------------------------
         (Cost $1,515)                                                      1,339




                                                            PRINCIPAL
                                                             AMOUNT        VALUE
                                                             (000S)        (000S)
         Asset-Backed Securities - 17.7%
          Advanta Mortgage Loan Trust, Series 2000-1,
           Class A4,
           8.61%, 3/25/28                                      $480           525
          Chase Manhattan Bank-First Union National Bank,
           Series 1999-1, Class A2,
           7.44%, 8/15/31                                       895           982
          CPL Transition Funding LLC, Series 2002-1, Class
           A2,
           5.01%, 1/15/10                                       395           400
          CS First Boston Mortgage Securities Corp.,
           Series 1999-C1, Class A2,
           7.29%, 9/15/41                                     1,175         1,281
          CS First Boston Mortgage Securities Corp.,
           Series 2000-C1, Class A2,
           7.55%, 4/14/62                                       855           947
          Ford Credit Auto Owner Trust, Series 2001-E,
           Class A4,
           4.01%, 3/15/06                                     1,000         1,005
          Green Tree Financial Corp., Series 1996-9, Class
           A6,
           7.69%, 1/15/28                                     1,140         1,178
          Green Tree Financial Corp., Series 1997-6, Class
           B1,
           7.17%, 1/15/29                                     1,192           894
          Honda Auto Receivables Owner Trust, Series
           2002-1, Class A4,
           4.22%, 4/16/07                                       500           501
          Household Automotive Trust, Series 2002-1, Class
           A2,
           2.75%, 5/17/05                                       550           549
          LB Commercial Conduit Mortgage Trust,
           Series 1999-C1, Class A2,
           6.78%, 6/15/31                                       345           367
          LB-UBS Commercial Mortgage Trust, Series 2000-C3,
           Class A2,
           7.95%, 1/15/10                                     1,375         1,551
          Lehman Federal Housing Authority Title Loan
           Trust, Interest Only Stripped Security, Series
           1996-2, Class S,
           0.59%, 5/25/17                                         -            89
          Norwest Asset Securities Corp., Series 1998-6,
           Class A15,
           6.75%, 4/25/28                                     1,475         1,526
          PNC Mortgage Securities Corp., Series 1996-PR1,
           Class A,
           6.27%, 4/28/27                                       522           463
          PP&L Transition Bond Co. LLC, Series 1999-1,
           Class A5,
           6.83%, 3/25/07                                       743           787
          PP&L Transition Bond Co. LLC, Series 1999-1,
           Class A6,
           6.96%, 12/26/07                                      400           431
          Residential Accredit Loans, Inc., Series
           2001-QS18, Class A1,
           6.50%, 12/25/31                                      400           392
          Residential Asset Mortgage Products, Inc.,
           Series 2001-RZ3, Class A1,
           4.66%, 5/25/18                                       349           350
          Residential Funding Mortgage Securities I,
           Series 2001-S9, Class A5,
           6.75%, 4/25/31                                     1,107         1,135
          Residential Funding Mortgage Securities II,
           Series 2001-HI2, Class AI3,
           5.67%, 6/25/14                                       375           384
          Residential Funding Mortgage Securities II,
           Series 2001-HI3, Class AI2,
           5.33%, 5/25/12                                     1,000         1,016
          Toyota Auto Receivables Owner Trust, Series
           2002-B, Class A2,
           2.79%, 12/15/04                                      300           301
         ---------------------------------------------------------------------------
         Total Asset-Backed Securities
         ---------------------------------------------------------------------------
         (Cost $17,018)                                                    17,054


         CORPORATE BONDS - 18.0%
         Airlines - 0.3%
          Continental Airlines, Inc.,
           6.56%, 2/15/12                                       150           154
          Delta Air Lines, Inc.,
           7.57%, 11/18/10                                       55            58
          U.S. Airways, Inc.,
           7.89%, 3/1/19                                        111           115
         ---------------------------------------------------------------------------
                                                                              327
         ---------------------------------------------------------------------------

 See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 28 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2002 (UNAUDITED)

                                                            PRINCIPAL      VALUE
                                                             AMOUNT        (000S)
                                                             (000S)
         CORPORATE BONDS - 18.0% - CONTINUED
         Banks - 0.8%
          First Union Corp., Puttable 8/1/06 @ Par,
           6.82%, 8/1/26                                       $145          $159
          Marshall & Ilsley Corp.,
           5.75%, 9/1/06                                        615           633
         ---------------------------------------------------------------------------
                                                                              792
         ---------------------------------------------------------------------------
         Beverages - 0.9%
          Grand Metropolitan Investment Corp.,
           Puttable 4/15/05 @ Par,
           7.45%, 4/15/35                                       755           829
         ---------------------------------------------------------------------------
         Chemicals - 0.3%
          Praxair, Inc.,
           6.38%, 4/1/12                                        270           276
         ---------------------------------------------------------------------------
         Diversified Financial Services - 4.3%
          American Express Co.,
           6.88%, 11/1/05                                        35            37
          Ford Motor Credit Co.,
           6.50%, 1/25/07                                       585           593
           5.80%, 1/12/09                                       800           762
          General Electric Capital Corp.,
           7.38%, 1/19/10                                       440           479
           6.75%, 3/15/32                                       135           133
          General Motors Acceptance Corp.,
           6.88%, 9/15/11                                     1,090         1,105
          Goldman Sachs Group, Inc.,
           6.88%, 1/15/11                                       285           296
          Household Finance Corp.,
           6.40%, 6/17/08                                       325           328
          Morgan Stanley Dean Witter & Co.,
           7.25%, 4/1/32                                        340           349
         ---------------------------------------------------------------------------
                                                                            4,082
         ---------------------------------------------------------------------------
         Electric - 1.7%
          Dominion Resources, Inc. of Virginia,
           7.82%, 9/15/04                                       515           547
          DPL, Inc.,
           8.25%, 3/1/07                                        413           443
          Duke Energy Corp.,
           6.25%, 1/15/12                                       290           293
          TECO Energy, Inc.,
           7.20%, 5/1/11                                        310           323
         ---------------------------------------------------------------------------
                                                                            1,606
         ---------------------------------------------------------------------------
         Environmental Control - 0.6%
          WMX Technologies, Inc., Puttable 8/1/03 @ Par,
           7.10%, 8/1/26                                        608           615
         ---------------------------------------------------------------------------
         Food - 0.4%
          Kraft Foods, Inc.,
           6.25%, 6/1/12                                        355           363
          Safeway, Inc.,
           7.50%, 9/15/09                                        35            39
         ---------------------------------------------------------------------------
                                                                              402
         ---------------------------------------------------------------------------
         Forest Products & Paper - 0.5%
          MeadWestvaco Corp.,
           6.85%, 4/1/12                                        220           228
          Weyerhaeuser Co., /(1)/
           6.13%, 3/15/07                                       225           230
         ---------------------------------------------------------------------------
                                                                              458
         ---------------------------------------------------------------------------
         Insurance - 2.4%
          AIG SunAmerica Global Financing IX, /(1)/
           6.90%, 3/15/32                                     1,050         1,075
          Hartford Life, Senior Notes,
           7.38%, 3/1/31                                        573           600
          Protective Life US Funding Trust, /(1)/
           5.88%, 8/15/06                                       650           665
         ---------------------------------------------------------------------------
                                                                            2,340
         ---------------------------------------------------------------------------
         Machinery - Diversified - 0.2%
          Deere & Co.,
           6.95%, 4/25/14                                       210           218
         ---------------------------------------------------------------------------
         Media - 1.3%
          Continental Cablevision,
           8.30%, 5/15/06                                       300           314
          Gannett Co., Inc.,
           6.38%, 4/1/12                                        175           180
          Reed Elsevier Capital, Inc.,
           6.13%, 8/1/06                                        320           331
          Westinghouse Electric Corp.,
           7.88%, 9/1/23                                        415           448
         ---------------------------------------------------------------------------
                                                                            1,273
         ---------------------------------------------------------------------------
         Oil & Gas - 2.0%
          Conoco Funding Co.,
           5.45%, 10/15/06                                      475           484
          Consolidated Natural Gas Co.,
           5.38%, 11/1/06                                       445           442
          Devon Energy Corp.,
           7.95%, 4/15/32                                       310           336


See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 29 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
SCHEDULE OF INVESTMENTS
CORE BOND PORTFOLIO (continued)

                                                           PRINCIPAL
                                                             AMOUNT        VALUE
                                                             (000S)        (000S)
         CORPORATE BONDS - 18.0% - CONTINUED
         Oil & Gas - 2.0% - (continued)
          Phillips Petroleum Co.,
           8.50%, 5/25/05                                      $360        $  399
          Valero Energy Corp.,
           7.50%, 4/15/32                                       245           249
         ---------------------------------------------------------------------------
                                                                            1,910
         ---------------------------------------------------------------------------
         Pipelines - 0.5%
          Duke Energy Field Services LLC,
           7.88%, 8/16/10                                       488           516
         ---------------------------------------------------------------------------
         Real Estate - 0.2%
          EOP Operating LP,
           7.88%, 7/15/31                                        65            66
          Equity Residential Properties Trust,
           6.63%, 3/15/12                                       135           136
         ---------------------------------------------------------------------------
                                                                              202
         ---------------------------------------------------------------------------
         Telecommunications - 1.1%
          AT&T Wireless Services, Inc.,
           7.88%, 3/1/11                                        245           236
           8.13%, 5/1/12                                        135           132
          Sprint Capital Corp.,
           5.88%, 5/1/04                                        260           248
          Verizon Wireless, Inc., /(1)/
           5.38%, 12/15/06                                      430           416
                                                                            1,032
         ---------------------------------------------------------------------------
         Textiles - 0.2%
          Mohawk Industries, Inc., /(1)/
           7.20%, 4/15/12                                       195           204
         ---------------------------------------------------------------------------
         Transportation - 0.3%
          Caliber System, Inc.,
           7.80%, 8/1/06                                        245           259
         ---------------------------------------------------------------------------
         Total Corporate Bonds
         ---------------------------------------------------------------------------
         (Cost $17,046)                                                    17,341


         FOREIGN BONDS - 3.3%
         Electric - 0.6%
          TXU Eastern Funding Co.,
           6.75%, 5/15/09                                       550           545
         ---------------------------------------------------------------------------
         Miscellaneous Manufacturing - 0.1%
          Bombardier, Inc., /(1)/
           6.75%, 5/1/12                                        120           123
         ---------------------------------------------------------------------------
         Multi-National - 0.9%
          Corp. Andina de Fomento, /(1)/
           6.88%, 3/15/12                                       385           392
          International Bank for Reconstruction &
           Development,
           4.75%, 4/30/04                                       430           441
         ---------------------------------------------------------------------------
                                                                              833
         ---------------------------------------------------------------------------
         Oil & Gas - 0.3%
          Apache Finance Canada Corp.,
           7.75%, 12/15/29                                      290           326
         ---------------------------------------------------------------------------
         Telecommunications - 1.4%
          British Telecommunications PLC,
           8.88%, 12/15/30                                      564           646
          Deutsche Telekom International Finance BV,
           7.75%, 6/15/05                                       240           250
          Telefonica Europe BV,
           7.75%, 9/15/10                                       440           474
         ---------------------------------------------------------------------------
                                                                            1,370
         ---------------------------------------------------------------------------
         Total Foreign Bonds
         ---------------------------------------------------------------------------
         (Cost $3,118)                                                      3,197


         U.S. GOVERNMENT AGENCIES - 49.9%
         Fannie Mae - 39.2%
           5.63%, 5/14/04                                        90            94
           6.00%, 12/15/05                                    1,050         1,112
           4.38%, 10/15/06                                      105           104
           4.75%, 1/2/07                                        990           988
           5.00%, 5/14/07                                     1,300         1,312
           6.63%, 11/15/10                                      820           883
           6.00%, 1/18/12                                       395           394
          Interest Only Stripped Security,
           Series 278, Class 2,
           1.25%, 8/1/25                                          -            26
          Pool #254004,
           6.50%, 11/1/16                                     5,840         6,039
          Pool #254050,
           6.50%, 11/1/31                                     2,833         2,880
          Pool #535714,
           7.50%, 1/1/31                                      1,326         1,388
          Pool #535982,
           7.50%, 5/1/31                                      2,643         2,766



See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 30 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2002 (UNAUDITED)


                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)      (000S)
         U.S. GOVERNMENT AGENCIES - 49.9% - CONTINUED
         Fannie Mae - 39.2% - (continued)
          Pool #535996,
           7.50%, 6/1/31                                     $2,139       $2,238
          Pool #545500,
           6.50%, 3/1/32                                      5,558        5,650
          Pool #581669,
           6.50%, 7/1/31                                     10,513       10,687
          Pool TBA, /(2)/
           6.50%, 6/13/32                                     1,130        1,147
         -----------------------------------------------------------------------
                                                                          37,708
         -----------------------------------------------------------------------
         Freddie Mac - 5.9%
           3.88%, 2/15/05                                     1,860        1,864
           4.88%, 3/15/07                                     2,386        2,405
           5.75%, 4/29/09                                       575          583
          Series 2407, Class BJ,
           6.50%, 1/15/32                                       815          828
         -----------------------------------------------------------------------
                                                                           5,680
         -----------------------------------------------------------------------
         Freddie Mac Gold - 4.8%
          Pool #C00835,
           6.50%, 7/1/29                                      1,119        1,142
          Pool #C61510,
           8.00%, 12/1/31                                     3,245        3,445
         -----------------------------------------------------------------------
                                                                           4,587
         -----------------------------------------------------------------------
         Total U.S. Government Agencies
         -----------------------------------------------------------------------
         (Cost $47,342)                                                   47,975


         U.S. GOVERNMENT OBLIGATIONS - 6.9%
         U.S. Treasury Bonds - 5.9%
           7.25%, 5/15/16                                       535          621
           7.50%, 11/15/16                                      410          487
           8.13%, 8/15/19                                       965        1,219
           6.38%, 8/15/27                                        10           11
           5.50%, 8/15/28                                     3,461        3,330
         -----------------------------------------------------------------------
                                                                           5,668
         -----------------------------------------------------------------------
         U.S. Treasury Notes - 1.0%
           5.75%, 10/31/02                                      270          275
           6.75%, 5/15/05                                       640          694
         -----------------------------------------------------------------------
                                                                             969
         -----------------------------------------------------------------------
         Total U.S. Government Obligations
         -----------------------------------------------------------------------
         (Cost $6,614)                                                     6,637


         SHORT-TERM INVESTMENT - 2.5%
          UBS AG, Grand Cayman,
           Eurodollar Time Deposit,
           1.79%, 6/3/02                                      2,409        2,409
         -----------------------------------------------------------------------
         Total Short-Term Investment
         -----------------------------------------------------------------------
         (Cost $2,409)                                                     2,409


         -----------------------------------------------------------------------
         Total Investments - 99.7%
         -----------------------------------------------------------------------
         (COST $95,062)                                                   95,952
          Other Assets less Liabilities - 0.3%                               243
         -----------------------------------------------------------------------
         NET ASSETS - 100.0%                                             $96,195

 (1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2002, the value of these securities amounted to approximately $4,444,000 or 4.6% of net assets.

(2)   When-Issued Security.


See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 31 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS                                 MAY 31, 2002 (UNAUDITED)
U.S. TREASURY INDEX PORTFOLIO

                                                    PRINCIPAL
                                                      AMOUNT       VALUE
                                                      (000S)       (000S)
         U.S. GOVERNMENT OBLIGATIONS - 98.8%
         U.S. Treasury Bonds - 34.5%
           14.00%, 11/15/11                            $660          $917
           12.50%, 8/15/14                            1,000         1,455
           7.25%, 5/15/16                             1,100         1,278
           9.00%, 11/15/18                            1,500         2,032
           8.75%, 8/15/20                             1,350         1,810
           8.00%, 11/15/21                            1,600         2,021
           6.25%, 8/15/23                               600           634
           6.25%, 8/15/23                               500           528
           6.50%, 11/15/26                            1,000         1,092
           5.25%, 2/15/29                             2,000         1,860
           6.25%, 5/15/30                             1,800         1,927
         -------------------------------------------------------------------
                                                                   15,554
         -------------------------------------------------------------------
         U.S. Treasury Notes - 64.3%
           5.75%, 8/15/03                             1,500         1,557
           4.25%, 11/15/03                            1,650         1,685
           3.00%, 1/31/04                             2,100         2,102
           5.88%, 2/15/04                             1,950         2,043
           3.38%, 4/30/04                             1,100         1,104
           5.25%, 5/15/04                               600           624
           3.25%, 5/31/04                             1,600         1,601
           6.00%, 8/15/04                             1,700         1,797
           7.50%, 2/15/05                             1,300         1,431
           6.75%, 5/15/05                             1,200         1,302
           6.50%, 8/15/05                             1,000         1,082
           5.75%, 11/15/05                            1,900         2,013
           7.00%, 7/15/06                             1,700         1,883
           6.25%, 2/15/07                             1,650         1,786
           6.13%, 8/15/07                             1,400         1,509
           4.75%, 11/15/08                            1,400         1,407
           6.00%, 8/15/09                             1,150         1,232
           6.50%, 2/15/10                             1,500         1,654
           5.75%, 8/15/10                             1,150         1,212
         -------------------------------------------------------------------
                                                                   29,024
         -------------------------------------------------------------------
         Total U.S. Government Obligations
         -------------------------------------------------------------------
         (Cost $44,059)                                            44,578


         -------------------------------------------------------------------
         Total Investments - 98.8%
         -------------------------------------------------------------------
         (Cost $44,059)                                            44,578
          Other Assets less Liabilities - 1.2%                        536
         -------------------------------------------------------------------
         NET ASSETS - 100.0%                                      $45,114




See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 32 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        FIXED INCOME PORTFOLIOS
SCHEDULE OF INVESTMENTS                                 MAY 31, 2002 (UNAUDITED)
INTERMEDIATE BOND PORTFOLIO

                                                          PRINCIPAL
                                                            AMOUNT        VALUE
                                                            (000S)        (000S)
         ASSET-BACKED SECURITIES - 12.1%
          Advanta Mortgage Loan Trust,
           Series 2000-1, Class A4,
           8.61%, 3/25/28                                    $130          $142
          AmeriCredit Automobile Receivables Trust,
           Series 2002-1, Class A3,
           4.23%, 10/6/06                                     250           252
          Banc of America Commercial Mortgage, Inc.,
           Series 2000-2, Class A2,
           7.20%, 9/15/32                                     215           233
          BMW Vehicle Owner Trust, Series 2002-A, Class
           A2,
           2.83%, 12/27/04                                    235           235
          Chase Manhattan Bank-First Union National Bank,
           Series 1999-1, Class A2,
           7.44%, 8/15/31                                     195           214
          CIT Equipment Collateral, Series 2000-2, Class
           A3,
           6.84%, 6/20/04                                     124           126
          Commercial Mortgage Asset Trust,
           Series 1999-C1, Class A3,
           6.64%, 9/17/10                                     460           487
          CPL Transition Funding LLC, Series 2002-1,
           Class A2,
           5.01%, 1/15/10                                     120           122
          CS First Boston Mortgage Securities Corp.,
           Series 1999-C1, Class A2,
           7.29%, 9/15/41                                     180           196
          CS First Boston Mortgage Securities Corp.,
           Series 2000-C1, Class A2,
           7.55%, 4/14/62                                     305           338
          Distribution Financial Services Trust,
           Series 1999-3
           6.65%, 3/15/11                                     149           153
          First Nationwide Trust, Series 2001-1,
           Class 2A2,
           7.00%, 6/25/31                                     448           465
          GMAC Commercial Mortgage Securities, Inc.,
           Series 1999-C1, Class A2,
           6.18%, 5/15/33                                     125           129
          Honda Auto Receivables Owner Trust, Series
           2002-1, Class A4,
           4.22%, 4/16/07                                     250           251
          Household Automotive Trust, Series 2002-1,
           Class A2,
           2.75%, 5/17/05                                     275           275
          Isuzu Auto Owner Trust, Series 2001-1, Class
           A4,
           5.31%, 1/22/07                                     109           112
          LB Commercial Conduit Mortgage Trust, Series
           1999-C1, Class A2,
           6.78%, 6/15/31                                      75            80
          LB-UBS Commercial Mortgage Trust,
           Series 2000-C3, Class A2,
           7.95%, 1/15/10                                     295           333
          PP&L Transition Bond Co. LLC,
           Series 1999-1, Class A6,
           6.96%, 12/26/07                                    330           355
          Residential Asset Mortgage Products, Inc.,
           Series 2001-RZ3, Class A1,
           4.66%, 5/25/18                                      43            43
          Residential Funding Mortgage Securities I,
           Series 2001-S9, Class A5,
           6.75%, 4/25/31                                     429           440
          Residential Funding Mortgage Securities II,
           Series 2001-HI2, Class AI3,
           5.67%, 6/25/14                                     100           102
          Residential Funding Mortgage Securities II,
           Series 2001-HI3, Class AI2,
           5.33%, 5/25/12                                     229           233
          Toyota Auto Receivables Owner Trust, Series
           2002-B, Class A2,
           2.79%, 12/15/04                                    415           416
         --------------------------------------------------------------------------
         Total Asset-Backed Securities
         --------------------------------------------------------------------------
         (Cost $5,683)                                                    5,732


         CORPORATE BONDS - 18.4%
         Airlines - 0.3%
          Continental Airlines, Inc.,
           6.56%, 2/15/12                                      55            57
          Delta Air Lines, Inc.,
           7.57%, 11/18/10                                     35            37
          U.S. Airways, Inc.,
           7.89%, 3/1/19                                       42            43
         --------------------------------------------------------------------------
                                                                            137
         --------------------------------------------------------------------------
         Bank - 0.2%
          Marshall & Ilsley Corp.,
           5.75%, 9/1/06                                      111           114
         --------------------------------------------------------------------------

 See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 33 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
SCHEDULE OF INVESTMENTS
INTERMEDIATE BOND PORTFOLIO (continued)

                                                             PRINCIPAL    VALUE
                                                              AMOUNT      (000S)
                                                              (000S)
         CORPORATE BONDS - 18.4% - CONTINUED
         Chemicals - 0.2%
          Praxair, Inc.,
           6.38%, 4/1/12                                      $95            $97
         --------------------------------------------------------------------------
         Diversified Financial Services - 10.5%
          Boeing Capital Corp.,
           7.10%, 9/27/05                                     209            224
          CIT Group, Inc.,
           7.38%, 3/15/03                                     248            247
           5.63%, 5/17/04                                     180            174
          Citigroup, Inc.,
           7.25%, 10/1/10                                     890            966
          Countrywide Home Loans, Inc.,
           5.50%, 8/1/06                                      999          1,010
          Ford Motor Credit Co.,
           6.88%, 2/1/06                                      274            283
           6.50%, 1/25/07                                     480            487
           5.80%, 1/12/09                                     260            247
           7.38%, 2/1/11                                       22             23
          General Motors Acceptance Corp.,
           6.13%, 9/15/06                                     315            322
           6.88%, 9/15/11                                     450            456
          Goldman Sachs Group, Inc.,
           6.88%, 1/15/11                                     140            145
          Household Finance Corp.,
           6.40%, 6/17/08                                     180            182
          Morgan Stanley Dean Witter & Co.,
           6.75%, 4/15/11                                     230            237
         --------------------------------------------------------------------------
                                                                           5,003
         --------------------------------------------------------------------------
         Electric - 1.2%
          Dominion Resources, Inc. of Virginia,
           7.82%, 9/15/04                                      71             76
          DPL, Inc.,
           8.25%, 3/1/07                                      194            208
          Duke Energy Corp.
           6.25%, 1/15/12                                      90             91
          Progress Energy, Inc., Senior Notes,
           6.75%, 3/1/06                                       98            102
          TECO Energy, Inc.,
           7.20%, 5/1/11                                       98            102
         --------------------------------------------------------------------------
                                                                             579
         --------------------------------------------------------------------------
         Environmental Control - 0.2%
          WMX Technologies, Inc.,
           Puttable 8/1/03 @ Par,
           7.10%, 8/1/26                                      114            115
         --------------------------------------------------------------------------
         Food - 0.8%
          Kraft Foods, Inc.,
           6.25%, 6/1/12                                      190            194
          Safeway, Inc.,
           7.00%, 9/15/02                                     163            165
         --------------------------------------------------------------------------
                                                                             359
         --------------------------------------------------------------------------
         Forest Products & Paper - 0.3%
          MeadWestvaco Corp.,
           6.85%, 4/1/12                                       75             77
          Weyerhaeuser Co., /(1)/
           6.13%, 3/15/07                                      80             82
         --------------------------------------------------------------------------
                                                                             159
         --------------------------------------------------------------------------
         Household Products/Wares - 0.0%
          Unilever Capital Corp.,
           6.88%, 11/1/05                                       8              9
         --------------------------------------------------------------------------
         Insurance - 0.2%
          Protective Life US Funding Trust, /(1)/
           5.88%, 8/15/06                                     109            112
         --------------------------------------------------------------------------
         Machinery - Diversified - 0.2%
          Deere & Co.,
           6.95%, 4/25/14                                      85             88
         --------------------------------------------------------------------------
         Media - 0.5%
          Continental Cablevision,
           8.30%, 5/15/06                                     110            115
          Gannett Co., Inc.,
           6.38%, 4/1/12                                       60             62
          Reed Elsevier Capital, Inc.,
           6.13%, 8/1/06                                       60             62
         --------------------------------------------------------------------------
                                                                             239
         --------------------------------------------------------------------------
         Oil & Gas - 1.7%
          Apache Corp.,
           6.25%, 4/15/12                                     110            112
          Conoco Funding Co.,
           5.45%, 10/15/06                                    230            234
          Consolidated Natural Gas Co.,
           5.38%, 11/1/06                                     130            129
          Phillips Petroleum Co.,
           8.50%, 5/25/05                                     191            212


See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 34 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2002 (UNAUDITED)


                                                           PRINCIPAL
                                                            AMOUNT        Value
                                                            (000S)        (000S)
         CORPORATE BONDS - 18.4% - CONTINUED
         Oil & Gas - 1.7% - (continued)
          Valero Energy Corp.,
           6.88%, 4/15/12                                    $115          $119
         ----------------------------------------------------------------------
                                                                            806
         ----------------------------------------------------------------------
         Pipelines - 0.2%
          Duke Energy Field Services LLC,
           7.88%, 8/16/10                                      68            72
         ----------------------------------------------------------------------
         Real Estate - 0.3%
          EOP Operating LP,
           7.75%, 11/15/07                                     71            77
          Equity Residential Properties Trust,
           6.63%, 3/15/12                                      50            50
         ----------------------------------------------------------------------
                                                                            127
         ----------------------------------------------------------------------
         Telecommunications - 1.1%
          AT&T Wireless Services, Inc.,
           7.88%, 3/1/11                                       95            92
           8.13%, 5/1/12                                      110           107
          Sprint Capital Corp.,
           7.13%, 1/30/06                                     159           153
          Verizon Wireless, Inc., /(1)/
           5.38%, 12/15/06                                    198           192
         ----------------------------------------------------------------------
                                                                            544
         ----------------------------------------------------------------------
         Textiles - 0.2%
          Mohawk Industries, Inc., /(1)/
           7.20%, 4/15/12                                      70            73
         ----------------------------------------------------------------------
         Transportation - 0.3%
          Caliber System, Inc.,
           7.80%, 8/1/06                                      120           127
         ----------------------------------------------------------------------
         Total Corporate Bonds
         ----------------------------------------------------------------------
         (Cost $8,656)                                                    8,760


         FOREIGN BONDS - 4.0%
         Electric - 0.1%
          TXU Eastern Funding Co.,
           6.45%, 5/15/05                                      30            31
         ----------------------------------------------------------------------
         Miscellaneous Manufacturing - 0.1%
          Bombardier, Inc. /(1)/
           6.75%, 5/1/12                                       45            46
         ----------------------------------------------------------------------
         Multi-National - 2.3%
          Corp. Andina de Fomento, /(1)/
           6.88%, 3/15/12                                    $135          $137
          International Bank for Reconstruction &
           Development,
           4.75%, 4/30/04                                     935           960
         ----------------------------------------------------------------------
                                                                          1,097
         ----------------------------------------------------------------------
         Oil & Gas - 0.2%
          Petroleos Mexicanos, /(1)/
           6.50%, 2/1/05                                       98           101
         ----------------------------------------------------------------------
         Telecommunications - 1.3%
          British Telecommunications PLC,
           8.13%, 12/15/10                                    169           186
          Deutsche Telekom International Finance BV,
           7.75%, 6/15/05                                     165           172
          Telefonica Europe BV,
           7.75%, 9/15/10                                     220           237
         ----------------------------------------------------------------------
                                                                            595
         ----------------------------------------------------------------------
         Total Foreign Bonds
         ----------------------------------------------------------------------
         (Cost $1,853)                                                    1,870


         U.S. GOVERNMENT AGENCIES - 19.9%
         Fannie Mae - 16.5%
           6.75%, 8/15/02                                      35            35
           5.63%, 5/14/04                                     155           162
           6.00%, 12/15/05                                  1,103         1,168
           4.38%, 10/15/06                                    100            99
           4.75%, 1/2/07                                      460           459
           5.00%, 5/14/07                                     620           626
           6.63%, 11/15/10                                  2,600         2,801
           6.00%, 1/18/12                                   1,110         1,108
          Pool #535996,
           7.50%, 6/1/31                                      495           518
          Pool #585617,
           7.00%, 5/1/31                                        1             1
          Pool TBA, /(2)/
           6.50%, 6/13/32                                     850           862
         ----------------------------------------------------------------------
                                                                          7,839
         ----------------------------------------------------------------------



See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 35 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
SCHEDULE OF INVESTMENTS                                MAY 31, 2002 (UNAUDITED)
INTERMEDIATE BOND PORTFOLIO (continued)

                                                           PRINCIPAL
                                                            AMOUNT        Value
                                                            (000S)        (000S)
         U.S. GOVERNMENT AGENCIES - 19.9% - CONTINUED
         Freddie Mac - 3.4%
           3.88%, 2/15/05                                    $705          $706
           4.88%, 3/15/07                                     638           643
           5.75%, 4/29/09                                     275           279
         --------------------------------------------------------------------------
                                                                          1,628
         --------------------------------------------------------------------------
         Total U.S. Government Agencies
         --------------------------------------------------------------------------
         (Cost $9,406)                                                    9,467


         U.S. GOVERNMENT OBLIGATIONS - 38.0%
         U.S. Treasury Bond - 0.0%
           5.50%, 8/15/28                                      25            24
         --------------------------------------------------------------------------
         U.S. Treasury Notes - 38.0%
           5.75%, 10/31/02                                  6,049         6,146
           6.75%, 5/15/05                                     543           589
           5.75%, 11/15/05                                  1,555         1,648
           4.63%, 5/15/06                                   3,938         4,018
           3.50%, 11/15/06                                  1,945         1,888
           6.50%, 2/15/10                                   2,515         2,773
           5.00%, 8/15/11                                     991           989
         --------------------------------------------------------------------------
                                                                         18,051
         --------------------------------------------------------------------------
         Total U.S. Government Obligations
         --------------------------------------------------------------------------
         (Cost $18,003)                                                  18,075


         SHORT-TERM INVESTMENT - 8.7%
          UBS AG, Grand Cayman,
           Eurodollar Time Deposit,
           1.79%, 6/3/02                                    4,140         4,140
         --------------------------------------------------------------------------
         Total Short-Term Investment
         --------------------------------------------------------------------------
         (Cost $4,140)                                                    4,140


         --------------------------------------------------------------------------
         Total Investments - 101.1%
         --------------------------------------------------------------------------
         (Cost $47,741)                                                  48,044
          Liabilities less Other Assets - (1.1)%                           (514)
         --------------------------------------------------------------------------
         NET ASSETS - 100.0%                                            $47,530

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2002, the value of these securities amounted to approximately $743,000 or 1.6% of net assets.

(2)  When-Issued Security.


See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 36 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        FIXED INCOME PORTFOLIOS
SCHEDULE OF INVESTMENTS                                 MAY 31, 2002 (UNAUDITED)
SHORT-INTERMEDIATE BOND PORTFOLIO

                                                          PRINCIPAL
                                                           AMOUNT         VALUE
                                                           (000S)         (000S)
         ASSET-BACKED SECURITIES - 30.5%
          Advanta Mortgage Loan Trust,
           Series 2000-1, Class A4,
           8.61%, 3/25/28                                   $500            $547
          AmeriCredit Automobile Receivables Trust,
           Series 2002-1, Class A3,
           4.23%, 10/6/06                                  1,500           1,510
          BMW Vehicle Owner Trust,
           Series 2002-A, Class A2,
           2.83%, 12/27/04                                 1,000           1,002
          CIT Equipment Collateral Trust,
           Series 2000-1, Class A4,
           7.58%, 3/20/08                                  4,000           4,178
          ComEd Transitional Funding Trust,
           Series 1998-1, Class A5,
           5.44%, 3/25/07                                  3,000           3,105
          Copelco Capital Funding Corp.,
           Series 2000-A, Class A4,
           7.22%, 8/18/05                                  4,500           4,739
          CPL Transition Funding LLC,
           Series 2002-1, Class A2,
           5.01%, 1/15/10                                    650             658
          Daimler Chrysler Auto Trust,
           Series 2001-B, Class A4,
           5.32%, 9/6/06                                   4,500           4,646
          DVI Receivables Corp., Series 2000-1, Class
           A4,
           7.78%, 6/14/08                                  5,000           5,305
          EQCC Trust, Series 2002-1, Class 2A,
           2.14%, 11/25/31                                 3,857           3,857
          First Nationwide Trust, Series 2001-1, Class
           2A2,
           7.00%, 6/25/31                                    954             988
          Ford Credit Auto Owner Trust,
           Series 2001-E, Class A4,
           4.01%, 3/15/06                                  4,000           4,022
          GE Capital Mortgage Services, Inc.,
           6.00%, 4/25/09                                    529             540
          Green Tree Home Equity Loan Trust, Series
           1998-C, Class A6,
           6.29%, 7/15/29                                  4,364           4,477
          Honda Auto Receivables Owner Trust, Series
           2002-1, Class A4,
           4.22%, 4/16/07                                  1,345           1,349
          Household Automotive Trust,
           Series 2000-2, Class A3,
           7.34%, 11/17/04                                 2,279           2,333
          Household Automotive Trust,
           Series 2002-1, Class A2,
           2.75%, 5/17/05                                  1,200           1,199
          Lehman Federal Housing Authority Title I Loan
           Trust, Interest Only Stripped Security,
           Series 1995-6, Class S,
           0.49%, 11/25/16                                     -             259
          Lehman Federal Housing Authority Title I Loan
           Trust, Series 1995-3, Class A,
           8.00%, 5/25/16                                  1,466           1,463
          MBNA Credit Card Master Note Trust, Series
           2001-A3, Class A3,
           2.09%, 12/15/08                                 3,000           3,007
          Nationslink Funding Corp.,
           Series 1999-SL, Class A3,
           6.30%, 11/10/30                                 5,400           5,555
          Pegasus Aviation Lease Securitization Trust,
           Series 1999-1A, Class A1, /(1)/
           6.30%, 3/25/29                                  3,562           3,473
          PNC Mortgage Securities Corp.,
           Series 1996-PR1, Class A,
           6.27%, 4/28/27                                    918             815
          PP&L Transition Bond Co. LLC,
           Series 1999-1, Class A6,
           6.96%, 12/26/07                                   700             754
          Residential Asset Mortgage Products, Inc.,
           Series 2001-RZ3, Class A1,
           4.66%, 5/25/18                                    523             524
          Residential Funding Mortgage Securities I,
           Series 2001-S9, Class A5,
           6.75%, 4/25/31                                  1,988           2,037
          Residential Funding Mortgage Securities II,
           Series 2001-HI2, Class AI3,
           5.67%, 6/25/14                                    625             640
          Residential Funding Mortgage Securities II,
           Series 2001-HI3, Class AI2,
           5.33%, 5/25/12                                  1,350           1,371
          Toyota Auto Receivables Owner Trust, Series
           2002-B, Class A2,
           2.79%, 12/15/04                                 1,500           1,503
         ---------------------------------------------------------------------------
         Total Asset-Backed Securities
         ---------------------------------------------------------------------------
         (Cost $64,752)                                                  65,856


 See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 37 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
SCHEDULE OF INVESTMENTS
SHORT-INTERMEDIATE BOND PORTFOLIO (continued)

                                                         PRINCIPAL        VALUE
                                                          AMOUNT          (000S)
                                                          (000S)
         CORPORATE BONDS - 17.3%
         Banks - 1.0%
          FleetBoston Financial Corp.,
           7.25%, 9/15/05                                  $600            $648
          Marshall & Ilsley Corp.,
           5.75%, 9/1/06                                  1,375           1,415
         ---------------------------------------------------------------------------
                                                                          2,063
         ---------------------------------------------------------------------------
         Computers - 1.3%
          Electronic Data Systems Corp.,
           6.85%, 10/15/04                                2,705           2,858
         ---------------------------------------------------------------------------
         Diversified Financial Services - 7.4%
          Boeing Capital Corp.,
           7.10%, 9/27/05                                 1,970           2,108
          CIT Group, Inc.,
           5.63%, 5/17/04                                 1,815           1,753
          Citigroup, Inc., Puttable 6/1/05 @ Par,
           6.88%, 6/1/25                                  3,500           3,697
          Ford Motor Credit Co.,
           6.50%, 1/25/07                                 4,195           4,254
          General Motors Acceptance Corp.,
           7.50%, 7/15/05                                   710             760
           6.13%, 9/15/06                                 2,240           2,293
          Morgan Stanley Dean Witter & Co.,
           6.10%, 4/15/06                                   985           1,021
         ---------------------------------------------------------------------------
                                                                         15,886
         ---------------------------------------------------------------------------
         Electric - 1.8%
          Dominion Resources, Inc. of Virginia,
           7.82%, 9/15/04                                   500             531
          DPL, Inc.,
           8.25%, 3/1/07                                    725             777
          Florida Power & Light Co.,
           6.88%, 12/1/05                                 1,020           1,085
          Progress Energy, Inc., Senior Notes,
           6.75%, 3/1/06                                  1,360           1,419
         ---------------------------------------------------------------------------
                                                                          3,812
         ---------------------------------------------------------------------------
         Forest Products & Paper - 0.3%
          Weyerhaeuser Co., /(1)/
           6.13%, 3/15/07                                   650             664
         ---------------------------------------------------------------------------
         Household Products/Wares - 1.2%
          Unilever Capital Corp.,
           6.88%, 11/1/05                                 2,500           2,689
         ---------------------------------------------------------------------------
         Insurance - 1.2%
          Protective Life US Funding Trust, /(1)/
           5.88%, 8/15/06                                 2,500           2,557
         ---------------------------------------------------------------------------
         Media - 0.8%
          Reed Elsevier Capital, Inc.,
           6.13%, 8/1/06                                    720             746
          Viacom, Inc.,
           7.75%, 6/1/05                                  1,000           1,085
         ---------------------------------------------------------------------------
                                                                          1,831
         ---------------------------------------------------------------------------
         Oil & Gas - 1.2%
          Conoco Funding Co.,
           5.45%, 10/15/06                                1,005           1,024
          Consolidated Natural Gas Co.,
           5.38%, 11/1/06                                   795             789
          Phillips Petroleum Co.,
           8.50%, 5/25/05                                   795             882
         ---------------------------------------------------------------------------
                                                                          2,695
         ---------------------------------------------------------------------------
         Real Estate - 0.2%
          EOP Operating LP,
           7.75%, 11/15/07                                  374             404
         ---------------------------------------------------------------------------
         Telecommunications - 0.6%
          Sprint Capital Corp.,
           7.13%, 1/30/06                                   535             516
          Verizon Wireless, Inc., /(1)/
           5.38%, 12/15/06                                  885             855
         ---------------------------------------------------------------------------
                                                                          1,371
         ---------------------------------------------------------------------------
         Transportation - 0.3%
          Caliber System, Inc.,
           7.80%, 8/1/06                                    515             545
         ---------------------------------------------------------------------------
         Total Corporate Bonds
         ---------------------------------------------------------------------------
         (Cost $36,507)                                                  37,375


         FOREIGN BONDS - 5.3%
         Beverages - 0.8%
          Diageo Capital PLC,
           6.63%, 6/24/04                                 1,730           1,832
         ---------------------------------------------------------------------------
         Electric - 0.2%
          TXU Eastern Funding Co.,
           6.45%, 5/15/05                                   425             437
         ---------------------------------------------------------------------------
         Multi-National - 2.4%
          International Bank for Reconstruction &
           Development,
           4.75%, 4/30/04                                 5,070           5,205
         ---------------------------------------------------------------------------


See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 38 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        MAY 31, 2002 (UNAUDITED)

                                                       PRINCIPAL
                                                         AMOUNT          VALUE
                                                         (000S)          (000S)
         FOREIGN BONDS - 5.3% - CONTINUED
         Oil & Gas - 0.6%
          Petroleos Mexicanos, /(1)/
           6.50%, 2/1/05                                 $1,200         $1,230
         ------------------------------------------------------------------------
         Telecommunications - 0.9%
          British Telecommunications PLC,
           7.88%, 12/15/05                                1,090          1,173
          Deutsche Telekom International
           Finance BV,
           7.75%, 6/15/05                                   690            719
         ------------------------------------------------------------------------
                                                                         1,892
         ------------------------------------------------------------------------
         Telephone - 0.4%
          Telefonica Europe BV,
           7.35%, 9/15/05                                   740            790
         ------------------------------------------------------------------------
         Total Foreign Bonds
         ------------------------------------------------------------------------
         (Cost $11,207)                                                 11,386


         U.S. GOVERNMENT AGENCIES - 24.2%
         Fannie Mae - 11.5%
           5.63%, 5/14/04                                17,955         18,744
           6.00%, 12/15/05                                2,345          2,482
           4.38%, 10/15/06                                3,690          3,668
         ------------------------------------------------------------------------
                                                                        24,894
         ------------------------------------------------------------------------
         Freddie Mac - 12.7%
           6.88%, 1/15/05                                 9,500         10,237
           3.88%, 2/15/05                                13,295         13,325
           4.88%, 3/15/07                                 3,835          3,865
         ------------------------------------------------------------------------
                                                                        27,427
         ------------------------------------------------------------------------
         Total U.S. Government Agencies
         ------------------------------------------------------------------------
         (Cost $51,352)                                                 52,321


         U.S. GOVERNMENT OBLIGATION - 11.2%
         U.S. Treasury Notes - 11.2%
           5.75%, 10/31/02                                  190            193
           6.75%, 5/15/05                                21,050         22,834
           3.50%, 11/15/06                                1,290          1,252
         ------------------------------------------------------------------------
                                                                        24,279
         ------------------------------------------------------------------------
         Total U.S. Government Obligation
         ------------------------------------------------------------------------
         (Cost $23,618)                                                 24,279


         SHORT-TERM INVESTMENT - 10.6%
          UBS AG, Grand Cayman,
           Eurodollar Time Deposit,
           1.79%, 6/3/02                                 22,984         22,984
         ------------------------------------------------------------------------
         Total Short-term Investment
         ------------------------------------------------------------------------
         (Cost $22,984)                                                 22,984



         ------------------------------------------------------------------------
         Total Investments - 99.1%
         ------------------------------------------------------------------------
         (Cost $210,420)                                               214,201
          Other Assets less Liabilities - 0.9%                           1,972
         ------------------------------------------------------------------------
         NET ASSETS - 100.0%                                          $216,173

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2002, the value of these securities amounted to approximately $8,779,000 or 4.1% of net assets.



See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 39 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
SCHEDULE OF INVESTMENTS                                 MAY 31, 2002 (UNAUDITED)
U.S. GOVERNMENT SECURITIES PORTFOLIO



                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                      (000S)         (000S)
         U.S. GOVERNMENT AGENCIES - 67.3%
         Fannie Mae - 38.3%
           5.63%, 5/14/04                            $12,000        $12,527
          Pool #313840,
           6.00%, 11/1/12                             12,753         13,106
          Pool #535063,
           6.50%, 12/1/14                              3,596          3,728
          Pool #572669,
           6.50%, 4/1/16                               4,098          4,238
          Pool #616580,
           6.50%, 3/1/17                              10,924         11,295
         ---------------------------------------------------------------------
                                                                     44,894
         ---------------------------------------------------------------------
         Fannie Mae REMIC Trust - 3.6%
          Series 1994-36, Class HA,
           6.50%, 1/25/23                              4,000          4,196
         ---------------------------------------------------------------------
         Federal Farm Credit Bank - 7.8%
           4.38%, 4/15/05                              9,000          9,111
         ---------------------------------------------------------------------
         Freddie Mac - 17.6%
           3.88%, 2/15/05                             20,500         20,546
          Pool #410092,
           6.18%, 11/1/24                                 80             84
         ---------------------------------------------------------------------
                                                                     20,630
         ---------------------------------------------------------------------
         Total U.S. Government Agencies
         ---------------------------------------------------------------------
         (Cost $78,152)                                              78,831


         U.S. GOVERNMENT OBLIGATION - 28.0%
         U.S. Treasury Notes - 28.0%
           6.00%, 8/15/04                             15,000         15,852
           5.88%, 11/15/04                            16,100         17,008
         ---------------------------------------------------------------------
                                                                     32,860
         ---------------------------------------------------------------------
         Total U.S. Government Obligation
         ---------------------------------------------------------------------
         (Cost $32,622)                                              32,860


         SHORT-TERM INVESTMENT - 4.0%
          FHLB Discount Note,
           1.25%, 6/3/02                               4,686          4,686
         ---------------------------------------------------------------------
         Total Short-Term Investment
         ---------------------------------------------------------------------
         (Cost $4,686)                                                4,686



         ---------------------------------------------------------------------
         Total Investments - 99.3%
         ---------------------------------------------------------------------
         (Cost $115,460)                                            116,377
          Other Assets less Liabilities - 0.7%                          848
         ---------------------------------------------------------------------
         NET ASSETS - 100.0%                                       $117,225




See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 40 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                        FIXED INCOME PORTFOLIOS
                                                                           ----
       NOTES TO THE FINANCIAL STATEMENTS
                                                       MAY 31, 2002 (UNAUDITED)




1   ORGANIZATION
Northern Institutional Funds (the "Trust") is a Delaware business trust, which was formed on July 1, 1997, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes twenty-two portfolios, (the "Portfolios") each with its own investment objective. Each Portfolio, other than the International Bond Portfolio, is classified as diversified. Northern Trust Investments, Inc. ("NTI") and Northern Trust Global Investments (Europe) Limited ("NTGIE") serve jointly as the investment advisers for the International Bond, Bond, Intermediate Bond and Short-Intermediate Bond Portfolios. NTI serves as the investment adviser for each of the other Portfolios. Prior to April 1, 2002, NTI and NTGIE served jointly as the investment advisers to the International Bond Portfolio and NTI served as the investment adviser to all of the other Portfolios. On April 1, 2002, NTGIE joined NTI as investment adviser of the Bond, Intermediate Bond, and Short-Intermediate Bond Portfolios. The Northern Trust Company ("TNTC") is the custodian and transfer agent for the Trust. NTI and PFPC, Inc. ("PFPC") are the Trust's co-administrators and Northern Funds Distributors, LLC is the Trust's distributor. Presented herein are the financial statements for the fixed income portfolios.

Each of the Portfolios has three separate classes: Class A, C and D. Each class is distinguished by the level of administrative, liaison and transfer agent services provided. As of May 31, 2002, Class A, Class C and Class D shares are outstanding for certain Portfolios.


2   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States or "GAAP". The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A) VALUATION OF SECURITIES - Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are generally valued at the regular trading session closing price on the exchange or in the market where such securities are primarily traded. If any such security is not traded on a valuation date, it is valued at the current quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the current quoted bid price. U.S. Government and other fixed income securities, however, may be valued on the basis of prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Shares of investment companies are valued at net asset value. Short-term investments are valued at amortized cost which the investment advisers have determined, pursuant to Board authorization, approximates fair value. Securities may be valued on the basis of prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees.

B) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are recorded on a trade date basis. Realized gains and losses on investment transactions are calculated on the identified-cost basis. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest only or principal only securities, the current effective yield. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date or as soon as the information is available.

C) EXPENSES - Expenses arising in connection with a specific Portfolio are charged to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among the Portfolios based on each Portfolio's relative net assets.

D) STRIPPED SECURITIES - Stripped securities represent the right to receive future interest payments (interest only stripped securities) or principal payments (principal only stripped securities).

    NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT  41  FIXED INCOME PORTFOLIOS

---------------------------------------------------------
    FIXED INCOME PORTFOLIOS
----
       NOTES TO THE FINANCIAL STATEMENTS (continued)



The value of variable rate interest only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest only securities and the value of principal only stripped securities vary inversely with changes in interest rates.

E) FORWARD FOREIGN CURRENCY CONTRACTS - Certain Portfolios are authorized to enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. In addition, the International Bond Portfolio may enter into forward foreign currency contracts for speculative purposes. The objective of a Portfolio's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Portfolio's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency contracts are "marked-to-market" daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Portfolio records realized gains or losses when the forward contract is offset by entering into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

F) FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.

The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain (loss) on investments.

G) WHEN ISSUED/DELAYED DELIVERY SECURITIES - Certain Portfolios' may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Portfolio enters into the commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the Net Asset Value. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until settlement takes place. At the time the Portfolio enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. When Issued/Delayed Delivery securities as of May 31, 2002 are noted in each of the Portfolio's Schedule of Investments.

H) FEDERAL TAXES - It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

I) DISTRIBUTIONS - Dividends from net investment income are declared and paid as follows:

                     -------------------------------------
                      International Bond          Annually
                      Bond                         Monthly
                      Core Bond                    Monthly
                      U.S. Treasury Index          Monthly
                      Intermediate Bond            Monthly
                      Short-Intermediate Bond      Monthly
                      U.S. Government Securities   Monthly
                     -------------------------------------

Each Portfolio's net realized capital gains, if any, are distributed at least annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with GAAP. Accordingly, the Portfolios may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications have no impact on the total net assets or the net asset values of the Portfolios.



3   ADVISORY, TRANSFER AGENCY AND CUSTODIAN
    AGREEMENTS
The Trust has an investment advisory agreement whereby each Portfolio pays the investment advisers a fee, computed daily and payable monthly, based on a specified percentage of its average daily net assets. For the current period, the investment advisers each voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage

FIXED INCOME PORTFOLIOS 42 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2002 (UNAUDITED)



of average daily net assets for the two months ended May 31, 2002, were as follows:

                                          GROSS            NET
                                         ADVISORY  LESS  ADVISORY
                                           FEE    WAIVER   FEE
              ---------------------------------------------------
              International Bond           .85     .15     .70
              Bond                         .40     .15     .25
              Core Bond                    .40     .15     .25
              U.S. Treasury Index          .30     .15     .15
              Intermediate Bond            .40     .15     .25
              Short-Intermediate Bond      .40     .15     .25
              U.S. Government Securities   .40     .15     .25
              ---------------------------------------------------

Prior to April 1, 2002, the annual advisory fees and waiver rates expressed as a percentage of average daily net assets were as follows:

                                          GROSS            NET
                                         ADVISORY  LESS  ADVISORY
                                           FEE    WAIVER   FEE
              ---------------------------------------------------
              International Bond           .90     .20     .70
              Bond                         .60     .35     .25
              Core Bond                    .60     .35     .25
              U.S. Treasury Index          .40     .25     .15
              Intermediate Bond            .60     .35     .25
              Short-Intermediate Bond      .60     .35     .25
              U.S. Government Securities   .60     .35     .25
              ---------------------------------------------------

As compensation for the services rendered as transfer agent, including the assumption by TNTC of the expenses related thereto, TNTC receives a fee, computed daily and payable monthly, at an annual rate of .01%, .10% and .15% of the average daily net assets of the outstanding Class A, C and D shares, respectively, for the Portfolios. For compensation as custodian, TNTC receives an amount based on a pre-determined schedule of charges approved by the Board.


4   ADMINISTRATION AND DISTRIBUTION AGREEMENTS
NTI and PFPC, the co-administrators of the Portfolios, are entitled to a monthly co-administration fee at an annual rate of .10% (.15% in the case of the International Bond Portfolio) of the average daily net assets of the respective Portfolios. The co-administrators are also entitled to additional fees for special legal services.

In addition, if in any fiscal year the sum of a Portfolio's expenses, including the administration fee, but excluding the fees payable to NTI or NTGIE for its duties as investment adviser and TNTC for its duties as transfer agent, shareholder servicing fees and extraordinary expenses (such as taxes, interest and other extraordinary expenses), exceed on an annualized basis .10% of a Portfolio's average daily net assets (.25% for the International Bond Portfolio), the co-administrators will reimburse each Portfolio for the amount of the excess pursuant to the terms of the co-administration agreement.

The expenses reimbursed during the six months ended May 31, 2002, under such arrangements, are shown on the accompanying Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation under its distribution agreement.


5   SHAREHOLDER SERVICING PLAN
The Trust has adopted a Shareholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain shareholder administrative support services for their customers or other investors who beneficially own Class C and D shares. As compensation under the Shareholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to .15% and .25% of the average daily net assets of the outstanding Class C and D shares, respectively.


6   INVESTMENT TRANSACTIONS
Investment transactions for the six months ended May 31, 2002 (excluding short-term investments) were as follows:

                Amounts in thousands        PURCHASES      SALES
               --------------------------------------------------
                International Bond          $ 24,716  $   25,468
                Bond                         907,911   1,045,256
                Core Bond                    121,779     181,985
                U.S. Treasury Index           20,963      18,148
                Intermediate Bond             44,007      39,283
                Short-Intermediate Bond       96,168     156,216
                U.S. Government Securities   181,905     171,938
               --------------------------------------------------

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 43 FIXED INCOME PORTFOLIOS

---------------------------------------------------------
    FIXED INCOME PORTFOLIOS
----
       NOTES TO THE FINANCIAL STATEMENTS (continued)
                                                       May 31, 2002 (UNAUDITED)




At May 31, 2002, for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

                                           NET    COST FOR
                                          APPRE-  FEDERAL
                                         CIATION   INCOME
                     APPRECIA- DEPRECIA- (DEPRE-    TAX
Amounts in thousands   TION      TION    CIATION) PURPOSES
----------------------------------------------------------
International Bond      $644     $(541)    $103   $25,508
Bond                  10,352   (10,162)     190   829,623
Core Bond              1,265      (375)     890    95,062
U.S. Treasury Index      646      (127)     519    44,059
Intermediate Bond        405      (102)     303    47,741
Short-Intermediate
 Bond                  4,328      (547)   3,781   210,420
U.S. Government
  Securities             917         --     917   115,460
----------------------------------------------------------


7   BANK LOANS
The Trust maintains a $100,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at .45% above the NIBOR (New York Interbank Offering Rate).

The Portfolios had no borrowings under this agreement during the six months ended May 31, 2002.


8   SHARE TRANSACTIONS
Transactions in Class A Shares for the six months ended May 31, 2002 were as follows:

                                                                NET
                                    REINVESTED                INCREASE
        Amounts in thousands SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
        ---------------------------------------------------------------
        International Bond      13        36           75         (26)
        Bond                 6,446     1,227       11,538      (3,865)
        Core Bond              385       619        6,595      (5,591)
        U.S. Treasury Index    752        79          778          53
        Intermediate Bond      202        41           56         187
        Short-Intermediate
         Bond                3,579       277        6,692      (2,836)
        U.S. Government
         Securities            991       187          573         605
        ---------------------------------------------------------------

Transactions in Class A shares for the year ended November 30, 2001 (Audited) were as follows:

                                                                 NET
                                     REINVESTED                INCREASE
        Amounts in thousands  SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
        ----------------------------------------------------------------
        International Bond       98        --          291        (193)
        Bond                 11,900     2,769       23,701      (9,032)
        Core Bond            21,470       711        6,709      15,472
        U.S. Treasury Index   2,074        73        1,784         363
        Intermediate Bond     2,152        88        1,527         713
        Short-Intermediate
         Bond                 8,427       833        8,257       1,003
        U.S. Government
         Securities             985       248          678         555
        ----------------------------------------------------------------

Transactions in Class C shares for the six months ended May 31, 2002 were as follows:

                                                                NET
                                    REINVESTED                INCREASE
        Amounts in thousands SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
        ---------------------------------------------------------------
        Bond                  23        23           649        (603)
        U.S. Treasury Index   10         3             9           4
        ---------------------------------------------------------------

Transactions in Class C shares for the year ended November 30, 2001 (Audited) were as follows:

                                                                NET
                                    REINVESTED                INCREASE
        Amounts in thousands SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
        ---------------------------------------------------------------
        Bond                  661       95          1,741       (985)
        U.S. Treasury Index    63        2             33         32
        ---------------------------------------------------------------

Transactions in Class D shares for the six months ended May 31, 2002 were as follows:

                                                                NET
                                    REINVESTED                INCREASE
        Amounts in thousands SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
        ---------------------------------------------------------------
        Bond                   7        --            4           3
        U.S. Treasury Index    1         1           --           2
        U.S. Government
         Securities           11         2            1          12
        ---------------------------------------------------------------

Transactions in Class D shares for the year ended November 30, 2001 (Audited) were as follows:


                                                                NET
                                    REINVESTED                INCREASE
        Amounts in thousands SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
        ---------------------------------------------------------------
        Bond                   8         1            7          2
        U.S. Treasury Index   10        --            6          4
        U.S. Government
         Securities           10         2           10          2
        ---------------------------------------------------------------

FIXED INCOME PORTFOLIOS 44 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                                NIF SAR FIX 7/02
--------------------------------------------------------------------------------
/c/2002 Northern Trust Corporation. Northern Funds Distributors, LLC, an independent third party.



50 South LaSalle Street
P.O. Box 75986
Chicago, Illinois 60675-5986
800/637-1380
northernfunds.com/institutional

[NORTHERN INSTITUTIONAL FUNDS LOGO HERE]

NORTHERN INSTITUTIONAL FUNDS                                        May 31, 2002
MONEY MARKET PORTFOLIOS



[PHOTO HERE]











TRUST NORTHERN for investment solutions

                                    [NORTHERN INSTITUTIONAL FUNDS LOGO HERE]

               ----------------------------------------------------------------
                                                        MONEY MARKET PORTFOLIOS
                                                                           ----
       TABLE OF CONTENTS



                               NOT FDIC INSURED
--------------------------------------------------------------------------------
                      May lose value / No bank guarantee

The report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Investments in the Portfolios are not insured or guaranteed by the FDIC or any other governmental agency. Although each Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Fund Distributors, LLC, an independent third party.

                       2  STATEMENTS OF ASSETS AND LIABILITIES

                       3  STATEMENTS OF OPERATIONS

                       4  STATEMENTS OF CHANGES IN NET ASSETS

                       6  FINANCIAL HIGHLIGHTS

                          SCHEDULES OF INVESTMENTS

                          14    DIVERSIFIED ASSETS PORTFOLIO

                          21    GOVERNMENT PORTFOLIO

                          23    GOVERNMENT SELECT PORTFOLIO

                          24    TAX-EXEMPT PORTFOLIO

                          32    MUNICIPAL PORTFOLIO

                      38  NOTES TO THE FINANCIAL STATEMENTS

                      40  ABBREVIATIONS AND OTHER INFORMATION

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 1 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES                    MAY 31, 2002 (UNAUDITED)

                                                         DIVERSIFIED              GOVERNMENT
 Amounts in thousands,                                     ASSETS     GOVERNMENT    SELECT     TAX-EXEMPT   MUNICIPAL
 except per share data                                    PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
 ASSETS:
 Investments, at amortized cost                           $9,051,586  $1,330,526  $4,125,625   $809,116     $217,574
 Repurchase agreements, at cost which approximates fair
  value                                                    2,140,625   1,320,000           -          -            -
 Cash                                                              -           -           -          -            6
 Income receivable                                            31,165       1,788       2,345      4,720        1,108
 Receivable from administrator                                   179          56          45         15            9
 Prepaid and other assets                                         71          21           7          2            2
 Total Assets                                             11,223,626   2,652,391   4,128,022    813,853      218,699
----------------------------------------------------------------------------------------------------------------------
 LIABILITIES:
 Cash overdraft                                                    7           2          52          -            -
 Payable for securities purchased                             49,990           -           -          -            -
 Distributions payable to shareholders                        16,058       3,605       6,187        971          270
 Payable to affiliates:
  Investment advisory fees                                     2,344         578         374        170           18
  Administration fees                                            938         231         374         68           18
  Custody and accounting fees                                      -           5          74          5            -
  Transfer agent fees                                             35           7          14          4            -
 Accrued registration fees and other liabilities                 394         192         215         36           38
 Total Liabilities                                            69,766       4,620       7,290      1,254          344
----------------------------------------------------------------------------------------------------------------------
 Net Assets                                              $11,153,860  $2,647,771  $4,120,732   $812,599     $218,355
----------------------------------------------------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS:
 Capital stock                                           $11,153,795  $2,647,716  $4,120,742   $812,573     $218,340
 Accumulated undistributed net investment income                   -           -          20       (120)           -
 Accumulated undistributed net realized gains (losses)
  on investments                                                  65          55         (30)       146           15
 Net Assets                                              $11,153,860  $2,647,771  $4,120,732   $812,599     $218,355
----------------------------------------------------------------------------------------------------------------------
 Net Assets:
  Shares                                                 $11,021,644  $2,474,954  $3,999,547   $810,124     $183,400
  Service Shares                                              98,032      40,618     100,842      2,475       34,955
  Premier Shares                                              34,184     132,199      20,343          -            -
 Total Shares Outstanding (no par value), Unlimited
  Shares Authorized:
  Shares                                                  11,021,590   2,474,869   3,999,603    810,086      183,392
  Service Shares                                              98,023      40,618     100,842      2,479       34,948
  Premier Shares                                              34,181     132,196      20,343          -            -
 Net Asset Value, Redemption and Offering Price Per
  Share:
  Shares                                                       $1.00       $1.00       $1.00      $1.00        $1.00
  Service Shares                                                1.00        1.00        1.00       1.00         1.00
  Premier Shares                                                1.00        1.00        1.00          -            -
----------------------------------------------------------------------------------------------------------------------




See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                         MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS               SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED)

                                                      DIVERSIFIED                     GOVERNMENT
                                                        ASSETS        GOVERNMENT        SELECT       TAX-EXEMPT     MUNICIPAL
 Amounts in thousands                                  PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
 Interest income                                      $127,816         $30,546         $47,030         $6,505         $1,765
 EXPENSES:
 Investment advisory fees                               13,822           3,793           5,631            935            248
 Administration fees                                     5,529           1,517           2,404            374            107
 Custody and accounting fees                               483             166              62             42             16
 Transfer agent fees                                       123              39              37              9              8
 Registration fees                                         332             143             151             41             28
 Professional fees                                         136              46              76              9              4
 Servicing fees                                            218             331             160              7             51
 Trustee fees and expenses                                  67              22              37              4              2
 Other                                                     146              57              78             17             10
-----------------------------------------------------------------------------------------------------------------------------------
 Total Expenses                                         20,856           6,114           8,636          1,438            474
  Less voluntary waivers of
   investment advisory fees                                  -               -          (3,227)             -           (141)
  Less expenses reimbursed by
   administrator                                        (1,152)           (435)           (405)          (111)           (61)
  Net Expenses                                          19,704           5,679           5,004          1,327            272
-----------------------------------------------------------------------------------------------------------------------------------
 Net Investment Income                                 108,112          24,867          42,026          5,178          1,493
-----------------------------------------------------------------------------------------------------------------------------------
 NET REALIZED GAINS (LOSSES):
 Net realized gains (losses) on investments                (39)            155             (30)           (19)            (4)
  Net Gains (Losses) on Investments                        (39)            155             (30)           (19)            (4)
-----------------------------------------------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from
  Operations                                          $108,073         $25,022         $41,996         $5,159         $1,489
-----------------------------------------------------------------------------------------------------------------------------------




See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 3 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

                                 DIVERSIFIED
                                   ASSETS                    GOVERNMENT
                                  PORTFOLIO                   PORTFOLIO
 Amounts in thousands        2002          2001          2002           2001
--------------------------------------------------------------------------------
 OPERATIONS:
 Net investment income     $108,112      $388,983       $24,867       $107,519
 Net realized gains
  (losses) on
  investment
  transactions                  (39)          872           155              -
  Net Increase in Net
  Assets Resulting
  from Operations           108,073       389,855        25,022        107,519
--------------------------------------------------------------------------------
 SHARES TRANSACTIONS:/(1)/
 Shares sold             50,090,993    94,842,036    15,738,173     28,510,002
 Shares from
  reinvestment of
   dividends                  2,959        13,890           968          2,186
 Shares redeemed        (48,692,838)  (92,763,007)  (16,011,383)   (27,827,737)
  Net Increase
  (Decrease) in Net
  Assets Resulting
  from Shares
  Transactions            1,401,114     2,092,919      (272,242)       684,451
--------------------------------------------------------------------------------
 SERVICE SHARES
 TRANSACTIONS: /(1)/
 Shares sold              1,117,815     1,680,715       221,597        457,963
 Shares redeemed         (1,093,948)   (1,663,742)     (218,330)      (452,965)
  Net Increase
  (Decrease) in Net
  Assets Resulting
  from Service Shares
  Transactions               23,867        16,973         3,267          4,998
--------------------------------------------------------------------------------
 PREMIER SHARES
 TRANSACTIONS: /(1)/
 Shares sold                 36,851       132,142       166,094        324,202
 Shares redeemed            (57,542)     (107,153)     (152,865)      (281,767)
  Net Increase
  (Decrease) in Net
  Assets Resulting
  from Premier Shares
  Transactions              (20,691)       24,989        13,229         42,435
--------------------------------------------------------------------------------
 DISTRIBUTIONS TO
 SHARES SHAREHOLDERS:
 From net investment
  income                   (107,067)     (385,156)      (23,940)      (102,098)
  Total Distributions
  to Shares
  shareholders             (107,067)     (385,156)      (23,940)      (102,098)
--------------------------------------------------------------------------------
 DISTRIBUTIONS TO
 SERVICE SHARES
 SHAREHOLDERS:
 From net investment
  income                       (717)       (2,398)         (283)        (1,607)
  Total Distributions
  to Service Shares
  shareholders                 (717)       (2,398)         (283)        (1,607)
--------------------------------------------------------------------------------
 DISTRIBUTIONS TO
 PREMIER SHARES
 SHAREHOLDERS:
 From net investment
  income                       (328)       (1,429)         (644)        (3,814)
  Total Distributions
  to Premier Shares
  shareholders                 (328)       (1,429)         (644)        (3,814)
--------------------------------------------------------------------------------
 Total Increase
  (Decrease) in Net
  Assets                  1,404,251     2,135,753      (255,591)       731,884
 NET ASSETS:
 Beginning of period      9,749,609     7,613,856     2,903,362      2,171,478
 End of period          $11,153,860    $9,749,609    $2,647,771     $2,903,362
--------------------------------------------------------------------------------
 Accumulated
  Undistributed Net
  Investment Income             $ -           $ -           $ -            $ -
--------------------------------------------------------------------------------

/(1)/ The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED)
                                          OR FISCAL YEAR ENDED NOVEMBER 30, 2001

                  GOVERNMENT
                    SELECT                   TAX-EXEMPT               MUNICIPAL
                   PORTFOLIO                  PORTFOLIO               PORTFOLIO
              2002          2001          2002        2001        2002        2001
         ----------------------------------------------------------------------------

             $42,026      $150,337       $5,178      $18,363     $1,493      $4,142
                 (30)            -          (19)         215         (4)         21
              41,996       150,337        5,159       18,578      1,489       4,163
         ----------------------------------------------------------------------------

          17,860,850    25,210,467    1,702,136    3,548,372    416,475     487,243
               2,867        10,142          279          612        172          89
         (18,144,712)  (23,516,589)  (1,576,017)  (3,528,927)  (374,965)   (424,244)
            (280,995)    1,704,020      126,398       20,057     41,682      63,088
         ----------------------------------------------------------------------------

             561,737     1,564,863        5,218       43,701     37,093      83,926
            (589,656)   (1,552,741)     (17,440)     (45,931)   (41,775)    (80,617)
             (27,919)       12,122      (12,222)      (2,230)    (4,682)      3,309
         ----------------------------------------------------------------------------

              33,706        48,836            -       20,926          -           -
             (23,279)      (54,324)           -      (20,926)         -           -
              10,427        (5,488)           -            -          -           -
         ----------------------------------------------------------------------------

             (41,133)     (143,978)      (5,307)     (18,016)    (1,250)     (2,995)
             (41,133)     (143,978)      (5,307)     (18,016)    (1,250)     (2,995)
         ----------------------------------------------------------------------------

                (841)       (5,988)         (33)        (273)      (243)     (1,147)
                (841)       (5,988)         (33)        (273)      (243)     (1,147)
         ----------------------------------------------------------------------------

                 (52)         (371)          (5)         (74)         -           -
                 (52)         (371)          (5)         (74)         -           -
         ----------------------------------------------------------------------------
            (298,517)    1,710,654      113,990       18,042     36,996      66,418

           4,419,249     2,708,595      698,609      680,567    181,359     114,941
          $4,120,732    $4,419,249     $812,599     $698,609   $218,355    $181,359
         ----------------------------------------------------------------------------
                 $20           $20       $(120)          $47        $ -         $ -
         ----------------------------------------------------------------------------





See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 5 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

                                                                                       SHARES
 DIVERSIFIED ASSETS PORTFOLIO

 Selected per share data                                  2002         2001         2000         1999         1998          1997
-----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                     $1.00        $1.00        $1.00        $1.00        $1.00         $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                     0.01         0.04         0.06         0.05         0.05          0.05
  Total Income from Investment Operations                  0.01         0.04         0.06         0.05         0.05          0.05
-----------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                              (0.01)       (0.04)       (0.06)       (0.05)       (0.05)        (0.05)
   Total Distributions Paid                               (0.01)       (0.04)       (0.06)       (0.05)       (0.05)        (0.05)
-----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                           $1.00        $1.00        $1.00        $1.00        $1.00         $1.00
-----------------------------------------------------------------------------------------------------------------------------------
 Total Return /(1)/                                        0.99%        4.52%        6.20%        4.99%        5.36%         5.42%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period            $11,021,644   $9,620,568   $7,526,789   $7,475,275   $4,794,830    $3,941,586
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements              0.35%        0.35%        0.35%        0.35%        0.35%         0.35%
  Expenses, before waivers and reimbursements              0.37%        0.36%        0.38%        0.38%        0.38%         0.36%
  Net investment income, net of waivers and
   reimbursements                                          1.96%        4.35%        6.05%        4.89%        5.31%         5.30%
  Net investment income, before waivers and
   reimbursements                                          1.94%        4.34%        6.02%        4.86%        5.28%         5.29%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                SERVICE

 Selected per share data                                  2002         2001         2000         1999      1998 /(4)/
----------------------------------------------------------------------------------------------------------------------

 Net Asset Value, Beginning of Period                     $1.00        $1.00        $1.00        $1.00        $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                     0.01         0.04         0.06         0.05         0.02
  Total Income from Investment Operations                  0.01         0.04         0.06         0.05         0.02
----------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                              (0.01)       (0.04)       (0.06)       (0.05)       (0.02)
   Total Distributions Paid                               (0.01)       (0.04)       (0.06)       (0.05)       (0.02)
----------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                           $1.00        $1.00        $1.00        $1.00        $1.00
----------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN /(1)/                                        0.86%        4.24%        5.85%        4.68%        1.76%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                $98,032      $74,165      $57,184      $59,815       $7,060
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements /(3)/        0.61%        0.63%        0.69%        0.69%        0.69%
  Expenses, before waivers and reimbursements /(3)/        0.63%        0.64%        0.72%        0.72%        0.72%
  Net investment income, net of waivers and
   reimbursements                                          1.70%        4.07%        5.71%        4.55%        4.94%
  Net investment income, before waivers and
   reimbursements                                          1.68%        4.06%        5.68%        4.52%        4.91%
----------------------------------------------------------------------------------------------------------------------




/(1)/Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(2)/Annualized for periods less than one year.
/(3)/Prior to February 1, 2001, expenses included an additional fee equal to 0.08% of average net assets of the Service Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
/(4)/For the period July 1, 1998 (commencement of operations) through November
     30, 1998.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                      SIX  MONTHS ENDED MAY 31, 2002 (UNAUDITED)
                                               OR FISCAL YEARS ENDED NOVEMBER 30


                                                  PREMIER
 DIVERSIFIED ASSETS PORTFOLIO

 Selected per share data           2002        2001        2000       1999 /(4)/
-------------------------------------------------------------------------------
 Net Asset Value, Beginning
  of Period                       $1.00       $1.00       $1.00       $1.00
 INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income             0.01        0.04        0.05        0.03
  Total Income from
   Investment Operations           0.01        0.04        0.05        0.03
-------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income      (0.01)      (0.04)      (0.05)      (0.03)
   Total Distributions Paid       (0.01)      (0.04)      (0.05)      (0.03)
-------------------------------------------------------------------------------
 Net Asset Value, End of
  Period                          $1.00       $1.00       $1.00       $1.00
-------------------------------------------------------------------------------
 Total Return /(1)/                0.73%       3.97%       5.57%       2.57%
 SUPPLEMENTAL DATA AND
 RATIOS:
 Net assets, in thousands,
  end of period                 $34,184     $54,876     $29,883      $4,552
 Ratio to average net assets
  of: /(2)/
  Expenses, net of waivers
   and reimbursements /(3)/        0.87%       0.89%       0.95%       0.95%
  Expenses, before waivers
   and reimbursements /(3)/        0.89%       0.90%       0.98%       0.98%
  Net investment income, net
   of waivers and
   reimbursements                  1.44%       3.81%       5.45%       4.29%
  Net investment income,
   before waivers and
   reimbursements                  1.42%       3.80%       5.42%       4.26%
-------------------------------------------------------------------------------



/(1)/Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(2)/Annualized for periods less than one year.
/(3)/Prior to February 1, 2001, expenses included an additional fee equal to 0.08% of average net assets of the Premier Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
/(4)/For the period April 1, 1999 (commencement of operations) through November
     30, 1999.



See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 7 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

                                                                                       SHARES
 GOVERNMENT PORTFOLIO

 Selected per share data                                  2002         2001         2000         1999         1998          1997
-----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                     $1.00        $1.00        $1.00        $1.00        $1.00         $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                     0.01         0.04         0.06         0.05         0.04          0.05
  Total Income from Investment Operations                  0.01         0.04         0.06         0.05         0.04          0.05
-----------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                              (0.01)       (0.04)       (0.06)       (0.05)       (0.04)        (0.05)
   Total Distributions Paid                               (0.01)       (0.04)       (0.06)       (0.05)       (0.04)        (0.05)
-----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                           $1.00        $1.00        $1.00        $1.00        $1.00         $1.00
-----------------------------------------------------------------------------------------------------------------------------------
 Total Return /(1)/                                        0.84%        4.30%        6.10%        5.08%        5.28%         5.31%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period             $2,474,954   $2,747,048   $2,062,597   $1,565,743   $1,652,870    $1,051,401
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements              0.35%        0.35%        0.35%        0.35%        0.35%         0.35%
  Expenses, before waivers and reimbursements              0.38%        0.38%        0.38%        0.38%        0.40%         0.37%
  Net investment income, net of waivers and
   reimbursements                                          1.66%        4.07%        5.95%        4.75%        5.22%         5.18%
  Net investment income, before waivers and
   reimbursements                                          1.63%        4.04%        5.92%        4.72%        5.17%         5.16%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                          SERVICE


 Selected per share data                                  2002         2001         2000      1999 /(4)/
---------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                     $1.00        $1.00        $1.00        $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                     0.01         0.04         0.06         0.03
  Total Income from Investment Operations                  0.01         0.04         0.06         0.03
---------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                              (0.01)       (0.04)       (0.06)       (0.03)
   Total Distributions Paid                               (0.01)       (0.04)       (0.06)       (0.03)
---------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                           $1.00        $1.00        $1.00        $1.00
---------------------------------------------------------------------------------------------------------
 Total Return /(1)/                                        0.71%        4.02%        5.74%        3.03%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                $40,618      $37,349      $32,352      $32,555
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements /(3)/        0.61%        0.62%        0.69%        0.69%
  Expenses, before waivers and reimbursements /(3)/        0.64%        0.65%        0.72%        0.72%
  Net investment income, net of waivers and
   reimbursements                                          1.40%        3.80%        5.61%        4.41%
  Net investment income, before waivers and
   reimbursements                                          1.37%        3.77%        5.58%        4.38%
---------------------------------------------------------------------------------------------------------



/(1)/Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(2)/Annualized for periods less than one year.
/(3)/Prior to February 1, 2001, expenses included an additional fee equal to 0.08% of average net assets of the Service Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
/(4)/For the period April 1, 1999 (commencement of operations) through November
     30, 1999.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED)
                                               OR FISCAL YEARS ENDED NOVEMBER 30



                                                  PREMIER
 GOVERNMENT PORTFOLIO

 Selected per share data           2002        2001        2000       1999 /(4)/
-------------------------------------------------------------------------------
 Net Asset Value, Beginning
  of Period                       $1.00       $1.00       $1.00        $1.00
 INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income             0.01        0.04        0.05         0.04
  Total Income from                0.01        0.04        0.05         0.04
   Investment Operations
-------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income      (0.01)      (0.04)      (0.05)       (0.04)
   Total Distributions Paid       (0.01)      (0.04)      (0.05)       (0.04)
-------------------------------------------------------------------------------
 Net Asset Value, End of          $1.00       $1.00       $1.00        $1.00
  Period
-------------------------------------------------------------------------------
 Total Return /(1)/                0.58%       3.75%       5.47%        4.56%
 SUPPLEMENTAL DATA AND
 RATIOS:
 Net assets, in thousands,
  end of period                $132,199    $118,965     $76,529      $44,575
 Ratio to average net assets
  of: /(2)/
  Expenses, net of waivers
   and reimbursements /(3)/        0.87%       0.88%       0.95%        0.95%
  Expenses, before waivers
   and reimbursements /(3)/        0.90%       0.91%       0.98%        0.98%
  Net investment income, net
   of waivers and
   reimbursements                  1.14%       3.54%       5.35%        4.15%
  Net investment income,
   before waivers and
   reimbursements                  1.11%       3.51%       5.32%        4.12%
-------------------------------------------------------------------------------




/(1)/Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(2)/Annualized for periods less than one year.
/(3)/Prior to February 1, 2001, expenses included an additional fee equal to 0.08% of average net assets of the Premier Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
/(4)/For the period December 15, 1998 (commencement of operations) through November 30, 1999.

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 9 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

                                                                                       SHARES
 GOVERNMENT SELECT PORTFOLIO

 Selected per share data                                  2002         2001         2000         1999         1998          1997
-----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                     $1.00        $1.00        $1.00        $1.00        $1.00         $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                     0.01         0.04         0.06         0.05         0.05          0.05
  Total Income from Investment Operations                  0.01         0.04         0.06         0.05         0.05          0.05
-----------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                              (0.01)       (0.04)       (0.06)       (0.05)       (0.05)        (0.05)
   Total Distributions Paid                               (0.01)       (0.04)       (0.06)       (0.05)       (0.05)        (0.05)
-----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                           $1.00        $1.00        $1.00        $1.00        $1.00         $1.00
-----------------------------------------------------------------------------------------------------------------------------------
 Total Return /(1)/                                        0.89%        4.39%        6.18%        4.94%        5.38%         5.41%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period             $3,999,547   $4,280,572   $2,576,552   $2,150,263   $1,694,869    $1,239,393
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements              0.20%        0.20%        0.20%        0.20%        0.20%         0.20%
  Expenses, before waivers and reimbursements              0.35%        0.37%        0.38%        0.38%        0.39%         0.39%
  Net investment income, net of waivers and
   reimbursements                                          1.75%        4.14%        6.03%        4.85%        5.31%         5.30%
  Net investment income, before waivers and
   reimbursements                                          1.60%        3.97%        5.85%        4.67%        5.12%         5.11%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                          SERVICE


 Selected per share data                                  2002         2001         2000      1999 /(4)/
---------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                     $1.00        $1.00        $1.00        $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                     0.01         0.04         0.06         0.03
  Total Income from Investment Operations                  0.01         0.04         0.06         0.03
---------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                              (0.01)       (0.04)       (0.06)       (0.03)
   Total Distributions Paid                               (0.01)       (0.04)       (0.06)       (0.03)
---------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                           $1.00        $1.00        $1.00        $1.00
---------------------------------------------------------------------------------------------------------
 Total Return /(1)/                                        0.76%        4.11%        5.82%        2.72%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period               $100,842     $128,761     $116,640      $11,846
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements /(3)/        0.46%        0.48%        0.54%        0.54%
  Expenses, before waivers and reimbursements /(3)/        0.61%        0.65%        0.72%        0.72%
  Net investment income, net of waivers and
   reimbursements                                          1.49%        3.87%        5.69%        4.51%
  Net investment income, before waivers and
   reimbursements                                          1.34%        3.70%        5.51%        4.33%
---------------------------------------------------------------------------------------------------------



/(1)/Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(2)/Annualized for periods less than one year.
/(3)/Prior to February 1, 2001, expenses included an additional fee equal to 0.08% of average net assets of the Service Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
/(4)/For the period May 28, 1999 (commencement of operations) through November
     30, 1999.



See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED)
                                               OR FISCAL YEARS ENDED NOVEMBER 30


                                                                                  PREMIER
 GOVERNMENT SELECT PORTFOLIO

 Selected per share data                                       2002     2001       2000     1999 /(4)/   1998 /(5)/
------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                         $1.00    $1.00      $1.00     $1.00        $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         0.01     0.04       0.05      0.03            -
  Total Income from Investment Operations                      0.01     0.04       0.05      0.03            -
------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                  (0.01)   (0.04)     (0.05)    (0.03)           -
   Total Distributions Paid                                   (0.01)   (0.04)     (0.05)    (0.03)           -
------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                               $1.00    $1.00      $1.00     $1.00        $1.00
------------------------------------------------------------------------------------------------------------------
 Total Return /(1)/                                            0.63%    3.84%      5.55%     3.30%        0.10%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                    $20,343   $9,916    $15,403    $7,417         $108
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements /(3)/            0.72%    0.74%      0.80%     0.80%        0.80%
  Expenses, before waivers and reimbursements /(3)/            0.87%    0.91%      0.98%     0.98%        0.99%
  Net investment income, net of waivers and reimbursements     1.23%    3.60%      5.43%     4.25%        4.71%
  Net investment income, before waivers and reimbursements     1.08%    3.43%      5.25%     4.07%        4.52%
------------------------------------------------------------------------------------------------------------------




/(1)/Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(2)/Annualized for periods less than one year.
/(3)/Prior to February 1, 2001, expenses included an additional fee equal to 0.08% of average net assets of the Premier Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
/(4)/Premier Class shares were fully redeemed as of July 20, 1999. No shares were outstanding for the period July 21, 1999 through September 29, 1999. Shares were reintroduced on September 30, 1999.
/(5)/For the period November 23, 1998 (commencement of operations) through November 30, 1998. Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 11 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

                                                                                         SHARES
 TAX-EXEMPT PORTFOLIO

 Selected per share data                                        2002       2001       2000       1999        1998        1997
-------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                          $1.00      $1.00      $1.00      $1.00       $1.00       $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                          0.01       0.03       0.04       0.03        0.03        0.03
  Total Income from Investment Operations                       0.01       0.03       0.04       0.03        0.03        0.03
-------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                   (0.01)     (0.03)     (0.04)     (0.03)      (0.03)      (0.03)
   Total Distributions Paid                                    (0.01)     (0.03)     (0.04)     (0.03)      (0.03)      (0.03)
-------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                                $1.00      $1.00      $1.00      $1.00       $1.00       $1.00
-------------------------------------------------------------------------------------------------------------------------------
 Total Return /(1)/                                             0.70%      2.84%      3.88%      3.03%       3.31%       3.44%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                    $810,124   $683,912   $663,641   $555,692    $748,151    $585,159
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements                   0.35%      0.35%      0.35%      0.35%       0.35%       0.35%
  Expenses, before waivers and reimbursements                   0.38%      0.38%      0.40%      0.39%       0.39%       0.39%
  Net investment income, net of waivers and reimbursements      1.39%      2.79%      3.83%      2.89%       3.27%       3.38%
  Net investment income, before waivers and reimbursements      1.36%      2.76%      3.78%      2.85%       3.23%       3.34%
-------------------------------------------------------------------------------------------------------------------------------

                                                                              SERVICE


 Selected per share data                                        2002       2001       2000     1999 /(4)/
---------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                          $1.00      $1.00      $1.00      $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                          0.01       0.03       0.03       0.02
  Total Income from Investment Operations                       0.01       0.03       0.03       0.02
---------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                                   (0.01)     (0.03)     (0.03)     (0.02)
   Total Distributions Paid                                    (0.01)     (0.03)     (0.03)     (0.02)
---------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                                $1.00      $1.00      $1.00      $1.00
---------------------------------------------------------------------------------------------------------
 Total Return /(1)/                                             0.57%      2.56%      3.53%      1.58%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                      $2,475    $14,697    $16,926    $35,536
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements /(3)/             0.60%      0.63%      0.69%      0.69%
  Expenses, before waivers and reimbursements /(3)/             0.63%      0.66%      0.74%      0.73%
  Net investment income, net of waivers and reimbursements      1.14%      2.51%      3.49%      2.71%
  Net investment income, before waivers and reimbursements      1.11%      2.48%      3.44%      2.67%
---------------------------------------------------------------------------------------------------------



/(1)/Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(2)/Annualized for periods less than one year.
/(3)/Prior to February 1, 2001, expenses included an additional fee equal to 0.08% of average net assets of the Service Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
/(4)/For the period May 13, 1999 (commencement of operations) through November
     30, 1999.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                       SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED)
                                               OR FISCAL YEARS ENDED NOVEMBER 30


                                                        SHARES
 MUNICIPAL PORTFOLIO

 Selected per share data                       2002        2001       2000 /(4)/
-------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period         $1.00       $1.00        $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                         0.01        0.03         0.04
  Total Income from Investment Operations      0.01        0.03         0.04
-------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                  (0.01)      (0.03)       (0.04)
   Total Distributions Paid                   (0.01)      (0.03)       (0.04)
-------------------------------------------------------------------------------
 Net Asset Value, End of Period               $1.00       $1.00        $1.00
-------------------------------------------------------------------------------
 Total Return /(1)/                            0.73%       2.93%        3.99%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period   $183,400    $141,721      $78,621
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and
   reimbursements                              0.21%       0.21%        0.21%
  Expenses, before waivers and
   reimbursements                              0.40%       0.43%        0.53%
  Net investment income, net of waivers
   and reimbursements                          1.45%       2.82%        3.98%
  Net investment income, before waivers
   and reimbursements                          1.26%       2.60%        3.66%
-------------------------------------------------------------------------------

                                                        SERVICE

 Selected per share data                       2002        2001      2000 /(5)/
-------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period         $1.00       $1.00        $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                         0.01        0.03         0.03
  Total Income from Investment Operations      0.01        0.03         0.03
-------------------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                  (0.01)      (0.03)       (0.03)
   Total Distributions Paid                   (0.01)      (0.03)       (0.03)
-------------------------------------------------------------------------------
 Net Asset Value, End of Period               $1.00       $1.00        $1.00
-------------------------------------------------------------------------------
 Total Return /(1)/                            0.61%       2.66%        3.01%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period    $34,955     $39,638      $36,320
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and
   reimbursements /(3)/                        0.46%       0.47%        0.54%
  Expenses, before waivers and
   reimbursements /(3)/                        0.65%       0.69%        0.86%
  Net investment income, net of waivers
   and reimbursements                          1.20%       2.56%        3.65%
  Net investment income, before waivers
   and reimbursements                          1.01%       2.34%        3.33%
-------------------------------------------------------------------------------



/(1)/Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(2)/Annualized for periods less than one year.
/(3)/Prior to February 1, 2001, expenses included an additional fee equal to 0.08% of average net assets of the Service Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
/(4)/For the period December 1, 1999 (commencement of operations) through
     November 30, 2000.
/(5)/For the period February 11, 2000 (commencement of operations) through November 30, 2000.

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 13 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULES OF INVESTMENTS


       DIVERSIFIED ASSETS PORTFOLIO


                                                   PRINCIPAL
                                                    AMOUNT     VALUE
                                                    (000S)     (000S)
       CERTIFICATES OF DEPOSIT - 11.4%
       Domestic Depository Institutions - 1.2%
         American Express Centurion Bank,
          1.89%, 6/14/02                            $25,000      $25,000
         National City Bank, Cleveland,
          2.25%, 1/15/03                             20,000       20,001
         National City Bank, Indiana,
          2.27%, 12/23/02                            42,500       42,500
         US Bank, Cincinnati,
          2.51%, 6/5/03                              50,000       49,990
       -----------------------------------------------------------------
                                                                 137,491
       -----------------------------------------------------------------
       Foreign Depository Institutions - 10.2%
         Alliance & Leicester Group Treasury PLC,
          1.96%, 11/12/02                            10,000       10,000
         Australia & New Zealand Bank,
          2.62%, 5/19/03                             11,000       10,999
         Bank of Nova Scotia, London,
          2.05%, 11/18/02                            20,000       20,000
          2.01%, 11/29/02                            17,500       17,500
         Bank of Nova Scotia, Portland,
          2.03%, 11/18/02                            25,000       25,000
         BNP Paribas, New York,
          2.18%, 12/5/02                             50,000       50,000
         Canadian Bank Imperial Bank of Commerce,
          1.70%, 7/31/02                            180,000      179,993
          2.01%, 10/29/02                            25,000       25,000
         Credit Agricole Indosuez, London,
          2.02%, 10/31/02                            40,000       40,001
         Credit Agricole Indosuez, New York,
          1.74%, 7/26/02                             80,000       80,002
         Credit Suisse First Boston, New York,
          1.95%, 11/12/02                            35,000       35,000
          2.12%, 12/2/02                             40,000       40,000
         Deutsche Bank, New York,
          2.54%, 10/4/02                             87,500       87,497
         Halifax PLC, London,
          1.88%, 8/27/02                             40,000       40,000
         Lloyds Bank, London,
          1.95%, 11/12/02                            50,000       50,000
         Natexis Banques Populaires, New York,
          1.99%, 11/8/02                             20,000       20,001
          2.02%, 11/29/02                            17,500       17,501

                                                      PRINCIPAL
                                                       AMOUNT    VALUE
                                                       (000S)    (000S)
      CERTIFICATES OF DEPOSIT - 11.4% - CONTINUED
      Foreign Depository Institutions - 10.2% - (continued)
        Nordea Bank Finland, New York,
         2.29%, 10/31/02                               $20,000    $20,003
        Royal Bank of Canada, New York,
         2.52%, 10/4/02                                 15,000     14,999
        Royal Bank of Scotland, New York,
         2.65%, 5/19/03                                 20,000     19,997
        Societe Generale, London,
         2.04%, 11/18/02                                40,000     40,001
        Societe Generale, New York,
         2.11%, 1/24/03                                 35,000     35,001
         1.86%, 3/28/03                                 50,000     49,975
        Svenska Handelsbanken, Inc., London,
         2.04%, 11/7/02                                 12,500     12,505
        Svenska Handelsbanken, Inc., New York,
         2.66%, 9/24/02                                 50,000     50,002
        Toronto Dominion Bank, New York,
         2.11%, 12/4/02                                 25,000     25,000
        UBS AG, Stamford,
         2.26%, 12/23/02                                75,000     75,002
         2.34%, 2/18/03                                 47,500     47,500
      -------------------------------------------------------------------
                                                                1,138,479
      -------------------------------------------------------------------
      Total Certificates of Deposit (cost $1,275,970)           1,275,970

      COMMERCIAL PAPER - 50.0%
      Auto Receivables - 0.8%
        FCAR Owner Trust,
         1.92%, 8/13/02                                 22,500     22,412
        New Center Asset Trust,
         1.83%, 6/3/02                                  70,000     69,993
      -------------------------------------------------------------------
                                                                   92,405
      -------------------------------------------------------------------
      Collaterized Loan Obligations - 1.2%
        Moat Funding LLC,
         1.93%, 6/6/02                                  13,500     13,496
         1.87%, 6/25/02                                 25,000     24,969
         1.90%, 7/10/02                                 17,500     17,464

See Notes to the Financial Statements

MONEY MARKET PORTFOLIOS 14 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2002 (UNAUDITED)



                                                   PRINCIPAL
                                                    AMOUNT     VALUE
                                                    (000S)     (000S)
           COMMERCIAL PAPER - 50.0% - CONTINUED
           Collaterized Loan Obligations - 1.2% - (continued)
             Stellar Funding, Inc.,
              1.95%, 6/21/02                         $3,864      $3,860
              1.82%, 6/25/02                          1,144       1,143
              1.86%, 6/28/02                         21,349      21,320
              1.81%, 7/1/02                          11,637      11,619
              1.87%, 7/12/02                         13,566      13,537
              1.84%, 7/15/02                          3,850       3,841
              1.83%, 7/22/02                          3,341       3,332
              1.83%, 7/23/02                          1,623       1,619
              1.83%, 7/25/02                          1,727       1,722
              1.83%, 7/30/02                          6,609       6,589
              1.83%, 7/31/02                          7,285       7,263
           ------------------------------------------------------------
                                                                131,774
           ------------------------------------------------------------
           Communications - 2.0%
             Verizon Global Funding,
              1.86%, 6/21/02                         12,500      12,487
              1.86%, 6/24/02                         20,000      19,976
              2.62%, 9/20/02                         65,000      64,475
              2.10%, 10/17/02                         5,000       4,960
             Verizon Network Funding,
              1.85%, 6/28/02                         77,900      77,792
              2.11%, 11/15/02                        45,000      44,560
           ------------------------------------------------------------
                                                                224,250
           ------------------------------------------------------------
           Computer & Industrial Machines & Equipment - 1.3%
             International Business Machines Credit Co.,
              2.08%, 11/25/02                       150,000     148,466
           ------------------------------------------------------------
           Credit Card Master Trusts - 5.0%
             Citibank Credit Card Master Trust - Dakota Certificates,
              1.80%, 6/7/02                          45,000      44,987
              1.81%, 6/13/02                         50,000      49,970
              1.80%, 7/2/02                          25,000      24,961
             Ford Credit Floorplan Master Owner,
              1.86%, 6/10/02                         25,000      24,988
              1.84%, 6/17/02                         50,000      49,959
              1.81%, 6/19/02                         45,000      44,959
              1.82%, 7/8/02                          50,000      49,906
             MBNA Credit Card Master Trust - Emerald Certificates,
              1.91%, 6/3/02                          57,500      57,494
              1.85%, 6/4/02                          17,000      16,997
              1.80%, 6/11/02                         25,000      24,988
              1.80%, 6/12/02                         38,000      37,979
              1.85%, 6/13/02                         55,000      54,966
              1.80%, 6/27/02                         34,850      34,805
              1.81%, 7/9/02                          42,500      42,419
           ------------------------------------------------------------
                                                                559,378
           ------------------------------------------------------------

                                                     PRINCIPAL
                                                      AMOUNT   VALUE
                                                      (000S)   (000S)
         COMMERCIAL PAPER - 50.0% - CONTINUED
         Electric Services - 0.3%
           National Rural Utilities Cooperative,
            1.87%, 6/18/02                            $10,000   $9,991
           Southern Co.,
            1.80%, 6/20/02                             25,000   24,976
         -------------------------------------------------------------
                                                                34,967
         -------------------------------------------------------------
         Electronic and Other Electronic Components - 3.0%
           General Electric Capital Services,
            1.84%, 6/3/02                              89,894   89,885
            1.88%, 7/3/02                              37,500   37,437
           General Electric Company,
            1.82%, 6/3/02                             105,000  104,989
           General Electric International Funding,
            1.96%, 8/7/02                             105,000  104,617
         -------------------------------------------------------------
                                                               336,928
         -------------------------------------------------------------
         Food and Kindred Products - 0.1%
           Tesco PLC,
            1.88%, 7/16/02                             12,500   12,471
         -------------------------------------------------------------
         Foreign Depository Institutions - 3.5%
           Internationale Nederladen Funding Corp.,
            2.10%, 11/25/02                            40,000   39,587
           Nordea North America,
            2.05%, 9/10/02                             10,000    9,942
           Rabobank Nederland N.V.,
            1.99%, 11/4/02                             25,000   24,784
           Spintab AB/Swedmortgage,
            1.96%, 8/8/02                              75,000   74,722
           UBS Finance Inc., Delaware,
            1.81%, 6/3/02                             245,000  244,975
         -------------------------------------------------------------
                                                               394,010
         -------------------------------------------------------------

           Multi-Seller Conduits - 19.4%
             Amstel Funding Corp.,
              1.85%, 6/17/02                         7,064     7,058
              1.86%, 7/12/02                       142,000   141,700
              1.83%, 7/17/02                        25,000    24,942
              1.95%, 8/13/02                        52,500    52,302
              2.01%, 10/25/02                       27,500    27,276
              2.02%, 11/1/02                        80,000    79,316
             Atlantic Asset Securitization Corp.,
              1.83%, 6/3/02                         65,000    64,993

See Notes to the Financial Statements

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 15 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULES OF INVESTMENTS


       DIVERSIFIED ASSETS PORTFOLIO (continued)

                                                    PRINCIPAL
                                                     AMOUNT     VALUE
                                                     (000S)     (000S)
        COMMERCIAL PAPER - 50.0% - CONTINUED
        Multi-Seller Conduits - 19.4% - (continued)
          Concord Minutemen Capital Co.,
           1.85%, 7/18/02                            $50,724     $50,601
          Crown Point Capital Co.,
           1.92%, 7/9/02                              15,000      14,970
           1.85%, 7/16/02                             73,650      73,480
           1.83%, 7/17/02                             36,129      36,045
           1.85%, 7/22/02                             25,000      24,934
           1.87%, 7/24/02                             34,830      34,734
           1.85%, 7/25/02                             13,123      13,087
           1.84%, 8/5/02                              12,558      12,516
          Edison Asset Securitization,
           1.94%, 8/1/02                              37,500      37,377
           1.93%, 8/9/02                             145,000     144,464
           1.83%, 9/5/02                              50,000      49,756
           1.96%, 11/20/02                            50,000      49,532
          Eiffel Funding LLC,
           2.00%, 6/4/02                              25,000      24,996
           1.83%, 8/1/02                              30,000      29,907
           1.83%, 8/19/02                             15,500      15,438
           2.00%, 9/5/02                               3,790       3,770
          Fairway Finance Corp.,
           1.95%, 6/13/02                              6,000       5,996
           1.95%, 6/17/02                              9,000       8,992
           1.95%, 6/25/02                             15,155      15,135
           1.88%, 7/15/02                             60,297      60,158
           1.85%, 7/25/02                             12,030      11,997
           1.94%, 8/14/02                              9,000       8,964
          Hatteras Funding Corp.,
           1.82%, 7/22/02                             29,083      29,008
          Kitty Hawk Funding Corp.,
           2.20%, 8/9/02                              15,000      14,937
          Lexington Parker Capital,
           1.94%, 6/3/02                              44,608      44,603
           1.86%, 6/5/02                              26,500      26,495
           1.85%, 6/6/02                             125,000     124,969
           1.83%, 8/16/02                             21,000      20,919
           2.02%, 10/22/02                            38,500      38,191
          Liberty Street Funding Co.,
           1.82%, 6/25/02                             10,657      10,644
           1.83%, 6/26/02                             50,000      49,936
           1.85%, 7/23/02                             15,000      14,960

                                                     PRINCIPAL
                                                      AMOUNT   VALUE
                                                      (000S)   (000S)
         COMMERCIAL PAPER - 50.0% - CONTINUED
         Multi-Seller Conduits - 19.4% - (continued)
           Ness LLC,
            1.87%, 6/6/02                             $15,248  $15,244
            1.92%, 6/24/02                             20,000   19,975
            1.83%, 6/27/02                             17,500   17,477
            1.92%, 6/28/02                             13,473   13,454
            2.00%, 7/1/02                               8,000    7,987
            1.90%, 7/23/02                             12,393   12,359
            1.84%, 7/29/02                              3,030    3,021
            1.83%, 8/1/02                              24,902   24,825
            1.84%, 8/12/02                              1,000      996
            1.84%, 8/15/02                              2,122    2,114
            1.84%, 8/19/02                              7,661    7,630
            1.84%, 8/20/02                              6,653    6,626
            2.02%, 10/28/02                            23,874   23,674
            2.02%, 11/20/02                             5,054    5,005
            2.05%, 11/25/02                            37,319   36,944
           Park Avenue Receivables,
            1.80%, 7/2/02                              55,303   55,217
           Quincy Capital Corp.,
            1.82%, 6/26/02                              9,642    9,630
           Silver Tower U.S. Funding,
            1.91%, 6/4/02                              65,000   64,990
            1.95%, 6/25/02                             37,500   37,451
            1.97%, 7/2/02                              17,500   17,470
            1.82%, 8/2/02                              18,500   18,442
            1.95%, 8/14/02                             22,500   22,410
           Tannehill Capital Co. LLC,
            1.95%, 6/11/02                             20,000   19,989

                  Thames Asset Global Securitization, Inc. - No.1,
                   2.04%, 11/18/02              39,117       38,740
                  Tulip Funding Corp.,
                   2.02%, 8/1/02                25,615       25,527
                   2.00%, 8/5/02                15,000       14,946
                   1.86%, 8/29/02               41,000       40,811
                   2.10%, 10/8/02                5,000        4,962
                  Victory Receivables Corp.,
                   1.81%, 6/6/02                39,500       39,490
                   2.00%, 6/24/02               11,500       11,485
                   1.83%, 6/25/02               15,000       14,982
                   1.88%, 7/9/02                23,000       22,955
                ----------------------------------------------------
                                                          2,155,926
                ----------------------------------------------------

See Notes to the Financial Statements

MONEY MARKET PORTFOLIOS 16 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2002 (UNAUDITED)



                                                   PRINCIPAL
                                                    AMOUNT     VALUE
                                                    (000S)     (000S)
         COMMERCIAL PAPER - 50.0% - CONTINUED
         Petroleum Refining and Related Industries - 1.8%
           Chevron Canada Capital Co.,
            1.88%, 7/22/02                          $12,500     $12,467
            1.88%, 7/23/02                           17,500      17,452
            1.99%, 8/15/02                           20,000      19,917
            1.98%, 8/16/02                           15,000      14,937
            1.98%, 8/19/02                           25,000      24,891
            1.97%, 10/1/02                           12,500      12,417
            1.97%, 10/2/02                           14,400      14,303
            2.02%, 10/18/02                          10,200      10,120
           Koch Industries, Inc.,
            1.79%, 6/3/02                            75,000      74,993
         --------------------------------------------------------------
                                                                201,497
         --------------------------------------------------------------
         Securities and Commodities Brokers - 3.2%
           Goldman Sachs & Co.,
            2.02%, 11/1/02                           20,000      19,828
           Morgan Stanley Dean Witter & Co.,
            1.90%, 6/18/02                          155,000     155,000
            1.90%, 6/28/02                           50,000      50,000
           Salomon Smith Barney Holdings, Inc.,
            1.80%, 6/3/02                           125,000     124,988
         --------------------------------------------------------------
                                                                349,816
         --------------------------------------------------------------
         Single Seller Conduits - 2.4%
           Atlantis One Funding Corp.,
            1.80%, 7/16/02                           30,000      29,933
            2.00%, 9/13/02                           37,500      37,283
            1.95%, 11/4/02                           20,000      19,831
           Halogen Capital Co. LLC,
            1.80%, 6/13/02                           60,000      59,964
            1.89%, 7/11/02                           43,000      42,910
            1.90%, 7/17/02                           50,629      50,506
            1.84%, 8/09/02                           11,500      11,459
           Hudson Street Funding,
            1.90%, 8/28/02                            7,000       6,967
           Perry Global Funding LLC,
            1.84%, 8/16/02                           11,000      10,957
         --------------------------------------------------------------
                                                                269,810
         --------------------------------------------------------------
         Structured Investment Vehicles - 6.0%
           CC USA, Inc.,
            1.74%, 7/22/02                           10,000       9,975

                                                   PRINCIPAL
                                                    AMOUNT     VALUE
                                                    (000S)     (000S)
         COMMERCIAL PAPER - 50.0% - CONTINUED
         Structured Investment Vehicles - 6.0% - (continued)
           Conduit Asset Backed Securities,
            1.96%, 6/17/02                          $5,000       $4,996
            1.96%, 6/21/02                          25,000       24,973
            2.01%, 8/28/02                          10,000        9,951
           K2 USA LLC.,
            1.86%, 6/18/02                           5,500        5,495
            2.01%, 9/9/02                           19,750       19,640
           Moriarty Ltd.,
            1.88%, 6/5/02                           50,000       49,990
            1.82%, 6/11/02                          50,000       49,975
            2.00%, 9/10/02                          25,000       24,860
            1.95%, 11/8/02                          30,000       29,740
            2.10%, 11/22/02                         20,000       19,797
           MPF Ltd.,
            1.95%, 6/12/02                          25,000       24,985
           North Coast Funding LLC,
            1.80%, 6/5/02                           15,000       14,997
            1.80%, 6/18/02                          75,000       74,936
            1.80%, 6/19/02                          56,000       55,950
            2.05%, 11/6/02                          20,000       19,820
           Scaldis Capital LLC,
            1.88%, 6/14/02                          40,500       40,473
           Sigma Finance,
            1.90%, 6/4/02                           22,000       21,997
            1.89%, 7/2/02                           54,000       53,912
            2.08%, 7/11/02                          35,000       34,919
            1.84%, 7/18/02                          39,000       38,906
            1.90%, 7/23/02                          17,500       17,452
           Surrey Funding Co.,
            1.86%, 8/21/02                          20,000       19,916
         --------------------------------------------------------------
                                                                667,655
         --------------------------------------------------------------
         Total Commercial Paper (cost $5,579,353)             5,579,353

           CORPORATE NOTES/BONDS - 12.7%
           Auto Receivables - 0.7%
             Daimler Chrysler Auto Trust, Series 02-A,
              1.95%, 8/30/02                            45,000 45,000
             Ford Credit Auto Owner Trust, Series 2002-B A1,
              2.01%, 7/22/02                            32,720 32,720
           ----------------------------------------------------------
                                                               77,720
           ----------------------------------------------------------

See Notes to the Financial Statements

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 17 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULES OF INVESTMENTS


       DIVERSIFIED ASSETS PORTFOLIO (continued)

                                                   PRINCIPAL
                                                    AMOUNT     VALUE
                                                    (000S)     (000S)
          CORPORATE NOTES/BONDS - 12.7% - CONTINUED
          Collateralized Loan Obligations - 1.0%
            Syndicated Loan Funding Trust Senior
             Secured Notes, Series 2001-12,
             2.00%, 12/9/02                         $70,000     $70,000
             Series 2002-1,
             1.94%, 5/9/03                           50,000      50,000
          -------------------------------------------------------------
                                                                120,000
          -------------------------------------------------------------
          Computer & Industrial Machines & Equipment - 0.4%
            John Deere Capital Corp. MTN,
             4.17%, 6/10/02                          19,600      19,600
             2.13%, 7/12/02                          25,000      25,004
          -------------------------------------------------------------
                                                                 44,604
          -------------------------------------------------------------
          Domestic Depository Institutions - 0.8%
            Bank of America, Bank Notes,
             1.95%, 11/22/02                         13,000      13,000
            Marshall and Ilsley Bank Notes,
             6.15%, 12/2/02                          19,000      19,326
            U.S. Bank N.A. MTN,
             3.54%, 9/3/02                           25,000      25,000
             2.00%, 11/21/02                          8,000       8,000
            Wells Fargo Co.,
             6.50%, 9/3/02                           25,000      25,242
          -------------------------------------------------------------
                                                                 90,568
          -------------------------------------------------------------
          Electronic and Other Electronic Components - 1.0%
            General Electric Capital Corp. MTN,
             3.82%, 7/30/02                          90,000      90,016
             6.70%, 10/1/02                          21,000      21,290
          -------------------------------------------------------------
                                                                111,306
          -------------------------------------------------------------
          International Receivables - 0.4%
            Holmes Financing PLC, FRN,
             1.85%, 10/15/02                         50,000      50,000
          -------------------------------------------------------------
          Non-Depository Personal Credit Institutions - 2.1%
            American Express Credit, FRN,
             1.79%, 2/14/03                         146,000     145,948
             1.84%, 3/25/03                          50,000      50,000
            General Electric Capital Corp., MTN
             6.44%, 10/6/02                           3,250       3,294
             6.40%, 1/15/03                           6,245       6,402
            Heller Financial, Inc., Notes,
             7.50%, 8/23/02                          10,000      10,124

                                                     PRINCIPAL
                                                      AMOUNT       VALUE
                                                      (000S)       (000S)
              CORPORATE NOTES/BONDS - 12.7% - CONTINUED
              Non-Depository Personal Credit Institutions - 2.1% - (continued)
                Tyco Capital Corp., MTN,
                 7.03%, 8/12/02                       $10,000      $10,062
              ----------------------------------------------------------------
                                                                   225,830
              ----------------------------------------------------------------
              Security & Commodity Broker/Dealers - 1.2%
                Goldman Sachs Group, Inc. FRN,
                 2.03%, 6/28/02                        25,000       25,003
                 2.08%, 8/16/02                        25,000       25,010
                 2.08%, 8/23/02                        10,000       10,004
                Goldman Sachs Group, Inc. MTN,
                 6.90%, 9/30/02                        13,000       13,176
                 7.02%, 9/30/02                        10,000       10,139

        Goldman Sachs Group, Inc. Promissory Notes,
         2.04%, 6/5/02                               25,000         25,000
         2.45%, 12/20/02                             25,000         25,000
      --------------------------------------------------------------------
                                                                   133,332
      --------------------------------------------------------------------
      Structured Investment Vehicles - 5.1%
        Beta Finance, Inc. MTN,
         3.74%, 8/15/02                             100,000         99,998
        CC USA, Inc. MTN,
         3.74%, 8/15/02                              47,500         47,499
         2.38%, 2/1/03                               15,000         15,000
        K2 USA LLC MTN,
         4.06%, 7/15/02                              35,000         35,000
         2.61%, 10/10/02                             20,000         20,000
         2.45%, 12/2/02                              10,000         10,001
         2.72%, 12/2/02                              15,000         15,000
        Liberty Lighthouse, U.S. Capital, MTN,
         3.70%, 9/9/02                               50,000         50,000
        Links Finance LLC MTN,
         3.75%, 8/20/02                              50,000         50,000
         2.32%, 1/27/03                              55,000         54,998
        Sigma Finance MTN,
         3.87%, 7/23/02                              50,000         50,001
         4.05%, 7/30/02                              75,000         75,000
         3.61%, 9/4/02                               25,000         24,996
         2.59%, 10/7/02                              20,000         20,000
         2.50%, 10/23/02                              5,000          5,000
      --------------------------------------------------------------------
                                                                   572,493
      --------------------------------------------------------------------
      Total Corporate Notes/Bonds (cost $1,425,853)              1,425,853

See Notes to the Financial Statements

MONEY MARKET PORTFOLIOS 18 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2002 (UNAUDITED)



                                                       PRINCIPAL
                                                        AMOUNT   VALUE
                                                        (000S)   (000S)
       EURODOLLAR TIME DEPOSIT - 0.2%
         UBS AG, Grand Cayman,
          1.81%, 6/3/02                                 $17,296  $17,296
       -----------------------------------------------------------------
       Total Eurodollar Time Deposit (cost $17,296)               17,296

       MUNICIPAL INVESTMENTS - 4.7%
       Administration of Environmental & Housing Programs - 2.5%
         Alaska Housing Finance Corp.,
          1.95%, 7/8/02                                   5,900    5,888
         Alaska State Housing Finance Corp.
          Governmental Purpose Bonds, Series 2001D,
          1.90%, 6/7/02                                  28,050   28,050
         California HFA,
          Home Mortgage Revenue Bonds,
          Series R,
          1.85%, 6/7/02                                  64,880   64,880
         New York State Housing Finance Agency
          Revenue Bonds, Series 2001-B,
          1.90%, 6/7/02                                   7,000    7,000
         Texas State Veterans' Housing Program Fund
          II, Taxable Bonds, Series 99A-2,
          1.90%, 6/7/02                                  20,000   20,000
         Tri-O Development LLC VRDB Program Notes,
          Series 1999 (National City Bank LOC),
          1.98%, 6/7/02                                   3,755    3,755
         Virginia State HDA Commonwealth Mortgage
          Revenue Bonds,
          Series 1998,
          1.90%, 6/7/02                                 110,730  110,730
          Series B,
          1.90%, 6/7/02                                  28,735   28,735
          Series C,
          1.90%, 6/7/02                                  12,550   12,550
       -----------------------------------------------------------------
                                                                 281,588
       -----------------------------------------------------------------
       Amusement & Recreation Services - 0.2%
         Maryland Stadium Authority Sports Facilities
          Lease Revenue Bonds,
          Series A,
            1.93%, 6/7/02                                16,300   16,300
       -----------------------------------------------------------------
       Business Services - 0.1%
         Birchwood Acres Ltd., Taxable VRDB, Series 2000,
          1.91%, 6/7/02                                  12,410   12,410
       -----------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT   VALUE
                                                       (000S)   (000S)
         MUNICIPAL INVESTMENTS - 4.7% - CONTINUED
         Communications - 0.2%
           New Jersey Economic Development
            Authority Taxable Revenue Bonds, Series
            1997 B, MSNBC/CNBC Project,
            1.82%, 6/3/02                              $21,599  $21,599
         --------------------------------------------------------------
         Construction - 0.1%
           Metal Forming and Coining Corp., VRDB
            (National City Bank LOC),
            1.98%, 6/7/02                                7,955    7,955
         --------------------------------------------------------------
         Educational Services - 0.2%
           Duke University,
            1.81%, 6/4/02                                5,675    5,674
            1.85%, 6/6/02                               14,000   13,996
         --------------------------------------------------------------
                                                                 19,670
         --------------------------------------------------------------
         Electric Service - 0.1%
           Lincoln, Nebraska Electric System,
            1.85%, 6/17/02                              17,572   17,558
         --------------------------------------------------------------
         Executive, Legislative & General Government - 0.8%
           City of Baton Rouge, Louisiana
            Taxable Refunding Bonds, Series 2002A,
            1.89%, 6/7/02                                6,100    6,100
           Cook County, Illinois G.O. Taxable Bonds,
             Series 2002A,
            1.89%, 6/7/02                               22,000   22,000
           Massachusetts Municipal Wholesale Electric Co.,
            G.O. Power Supply Revenue Bonds, Project 6-B,
            2.52%, 7/1/02                               15,235   15,235

        New York City G.O. Bonds, Series A-11,
          1.83%, 6/7/02                                    10,000 10,000
        Seattle, Washington Ltd. Taxable G.O. VRDB,
          Series 1996-C,
          1.85%, 6/7/02                                    32,825 32,825
        Texas Municipal Power Agency, Series 1997,
          Taxable CP VRDB,
          1.93%, 6/3/02                                    10,000 10,000
       -----------------------------------------------------------------
                                                                  96,160
       -----------------------------------------------------------------
       Health Services - 0.1%
        Surgery Center Financing Corp., VRDN
          Series 1997 (NCC Bank LOC),
          1.98%, 6/7/02                                     5,735  5,735

See Notes to the Financial Statements

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 19 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULES OF INVESTMENTS
                                                       MAY 31, 2002 (UNAUDITED)


       DIVERSIFIED ASSETS PORTFOLIO (continued)

                                                        PRINCIPAL
                                                         AMOUNT    VALUE
                                                         (000S)    (000S)
    MUNICIPAL INVESTMENTS - 4.7% - CONTINUED
    Health Services - 0.1% - (continued)
     Waukesha, Wisconsin Health System, Inc., Taxable
       VRDB, Series 1996,
       2.00%, 6/7/02                                     $5,100      $5,100
    -----------------------------------------------------------------------
                                                                     10,835
    -----------------------------------------------------------------------
    Insurance Carriers - 0.1%
     Health Insurance Plan of Greater New York, VRN,
       Series 1990 B-1,
       1.90%, 6/7/02                                      5,500       5,500
    -----------------------------------------------------------------------
    Non-Depository Personal Credit Institution - 0.1%
     Folk Financial Services, Inc., VRDB
       Loan Program Notes, Series A
       (NCC Bank, Michigan, LOC),
       1.95%, 6/7/02                                      6,060       6,060
    -----------------------------------------------------------------------
    Oil and Gas Extraction - 0.0%
     Duncan Oil Co. VRDN, Series 2000,
       1.98%, 6/7/02                                      4,195       4,195
    -----------------------------------------------------------------------
    Real Estate - 0.2%
     Connecticut State HFA Taxable VRDN, Series
       2001-A4,
       1.90%, 6/7/02                                     12,250      12,250
     MHS Realty Co., LLC
       Taxable Secured Promissory VRDN,
       Series 2001,
       1.92%, 6/7/02                                      8,515       8,515
    -----------------------------------------------------------------------
                                                                     20,765
    -----------------------------------------------------------------------
    Total Municipal Investments (cost $520,595)                     520,595

    U.S. GOVERNMENT AGENCIES - 2.1%
    Fannie Mae - 1.6%
     FNMA Discount Notes
       1.95% 7/1/02                                      25,000      24,959
       2.08% 12/2/02                                     23,132      22,886
     FNMA Notes
       6.38%, 10/15/02                                   60,000      60,784
       4.63%, 5/15/03                                    65,000      66,360
    -----------------------------------------------------------------------
                                                                    174,989
    -----------------------------------------------------------------------
    Freddie Mac - 0.5%
     FHLMC
       7.38%, 5/15/03                                    55,000      57,530
    -----------------------------------------------------------------------
    Total U.S. Government Agencies (cost $232,519)                  232,519
    -----------------------------------------------------------------------
    Investments, at Amortized Cost (cost $9,051,586)              9,051,586

                                                       PRINCIPAL
                                                        AMOUNT      VALUE
                                                        (000S)      (000S)
   REPURCHASE AGREEMENTS - 19.2%
   (Colld. by U.S. Government Securities)
   Joint Repurchase Agreement--0.5%
    UBS-Warburg LLC., dated 5/31/02,
      repurchase price $50,040
      1.78%, 6/7/02                                     $50,000      $50,000
   --------------------------------------------------------------------------
   Repurchase Agreements - 18.7%
    Bear Stearns, Inc., dated 5/31/02,
      repurchase price $300,016
      1.87%, 6/3/02                                     300,000      300,000
    Credit Suisse First Boston Corp., dated 5/31/02,
      repurchase price $475,024
      1.84%, 6/3/02                                     475,000      475,000
    Goldman Sachs & Co., dated 5/31/02,
      repurchase price $250,013
      1.84%, 6/3/02                                     250,000      250,000
    Lehman Brothers Inc., dated 5/31/02,
      repurchase price $165,633
      1.82%, 6/3/02                                     165,625      165,625
    Merrill Lynch, dated 5/31/02,
      repurchase price $770,039
      1.83%, 6/3/02                                     770,000      770,000
    UBS-Warburg LLC., dated 5/31/02,
      repurchase price $130,007
      1.84%, 6/3/02                                     130,000      130,000
   --------------------------------------------------------------------------
                                                                   2,090,625
   --------------------------------------------------------------------------
   Total Repurchase Agreements (cost $2,140,625)                   2,140,625

   --------------------------------------------------------------------------
   Total Investments - 100.3% (cost $11,192,211)                  11,192,211
      Liabilities less Other Assets - (0.3)%                         (38,351)
   --------------------------------------------------------------------------
   NET ASSETS - 100.0%                                           $11,153,860

See Notes to the Financial Statements

MONEY MARKET PORTFOLIOS 20 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                        MONEY MARKET PORTFOLIOS
                                                                           ----
       SCHEDULES OF INVESTMENTS
                                                       MAY 31, 2002 (UNAUDITED)


       GOVERNMENT PORTFOLIO

                                                    PRINCIPAL
                                                     AMOUNT   VALUE
                                                     (000S)   (000S)
          U.S. GOVERNMENT AGENCIES - 50.2%
          Fannie Mae - 12.4%
            FNMA Discount Notes
             1.88%, 6/19/02                          $10,000   $9,991
             3.62%, 7/12/02                           30,000   29,876
             1.77%, 8/14/02                           59,000   58,786
             1.92%, 10/23/02                          15,000   14,885
             1.93%, 11/1/02                           35,000   34,713
             2.30%, 11/29/02                          10,000    9,884
             2.13%, 12/13/02                          10,000    9,884
             2.45%, 5/2/03                             5,000    4,886
            FNMA FRN
             1.73%, 6/9/02                            30,000   29,984
             1.70%, 6/26/02                           75,000   74,998
             1.69%, 6/27/02                           30,000   29,983
            FNMA Note
             2.25%, 2/7/03                            20,000   20,000
          -----------------------------------------------------------
                                                              327,870
          -----------------------------------------------------------
          Federal Farm Credit Bank - 1.5%
            Federal Farm Credit Bank Discount Note
             2.02%, 9/4/02                            15,000   14,920
            Federal Farm Credit Bank Bond
             3.45%, 9/4/02                            25,000   24,996
          -----------------------------------------------------------
                                                               39,916
          -----------------------------------------------------------
          Federal Home Loan Bank - 16.9%
            FHLB Bond
             2.38%, 2/4/03                            25,000   25,004
            FHLB Discount Notes
             1.60%, 6/3/02                            12,598   12,597
             1.72%, 6/28/02                           60,000   59,923
             2.01%, 9/6/02                            10,000    9,946
             2.42%, 9/20/02                           25,000   24,813
             1.84%, 10/25/02                          55,000   54,589
             1.89%, 10/25/02                          48,116   47,747
             1.93%, 11/01/02                          30,000   29,755
            FHLB FRN
             1.71%, 6/17/02                           30,000   29,983
             1.72%, 6/20/02                           50,000   49,989
             1.70%, 6/24/02                           80,000   79,962
             1.74%, 7/31/02                           25,000   24,998
          -----------------------------------------------------------
                                                              449,306
          -----------------------------------------------------------
          Freddie Mac - 14.3%
            FHLMC Discount Notes
             1.88%, 6/20/02                           20,000   19,980

                                                  PRINCIPAL
                                                   AMOUNT    VALUE
                                                   (000S)    (000S)
           U.S. GOVERNMENT AGENCIES - 50.2% - CONTINUED
           Freddie Mac - 14.3% - (continued)
              1.76%, 7/10/02                       $70,000    $69,867
              1.60%, 7/18/02                         8,000      7,983
              3.40%, 7/26/02                        50,000     49,740
              1.84%, 8/12/02                        25,000     24,908
              1.90%, 8/12/02                        32,000     31,878
              2.06%, 9/12/02                        12,000     11,929
              2.10%, 10/18/02                       18,058     17,912
              1.90%, 11/7/02                        60,000     59,497
              2.00%, 11/7/02                        18,950     18,783
              2.05%, 11/7/02                        15,000     14,864
              2.17%, 12/5/02                        30,000     29,662
              2.19%, 1/30/03                        21,921     21,597
           ----------------------------------------------------------
                                                              378,600
           ----------------------------------------------------------
           Student Loan Marketing Association - 5.1%
             SLMA Bond
              2.25%, 1/27/03                        68,000     67,996
             SLMA Discount Notes
              1.78%, 6/3/02                          2,566      2,566
              2.23%, 7/1/02                         25,000     24,954
              2.33%, 1/31/03                        10,000      9,842
              2.54%, 1/31/03                        15,000     14,742
              2.62%, 1/31/03                        15,000     14,734
           ----------------------------------------------------------
                                                              134,834
           ----------------------------------------------------------
           Total U.S. Government Agencies (cost $1,330,526) 1,330,526
           REPURCHASE AGREEMENTS - 49.9%
           (Colld. By U.S. Government Securities)
           Joint Repurchase Agreement - 1.9%
             UBS-Warburg LLC, dated 5/31/02,
              repurchase price $50,038
              1.78%, 6/7/02                         50,000     50,000
           ----------------------------------------------------------
           Repurchase Agreements - 48.0%
             Merrill Lynch, Inc., dated 5/31/02,
              repurchase price $25,001
              1.83%, 6/3/02                         25,000     25,000
             Merrill Lynch, Inc., dated 5/31/02,
              repurchase price $120,006
              1.83%, 6/3/02                        120,000    120,000
             Merrill Lynch, Inc., dated 5/31/02,
              repurchase price $225,011
              1.83%, 6/3/02                        225,000    225,000

See Notes to the Financial Statements

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 21 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULES OF INVESTMENTS
                                                       MAY 31, 2002 (UNAUDITED)


       GOVERNMENT PORTFOLIO (continued)

                                                    PRINCIPAL
                                                     AMOUNT     VALUE
                                                     (000S)     (000S)
      REPURCHASE AGREEMENTS - 49.9% - CONTINUED
      Repurchase Agreements - 48.0% - (continued)
        Goldman Sachs, dated 5/31/02,
         repurchase price $150,008
         1.85%, 6/3/02                              $150,000    $150,000
        UBS-Warburg LLC, dated 5/31/02,
         repurchase price $300,015
         1.83%, 6/3/02                               300,000     300,000
        Bear Stearns, Inc., dated 5/31/02,
         repurchase price $300,016
         1.87%, 6/3/02                               300,000     300,000
        Bear Stearns, Inc., dated 4/10/02,
         repurchase price $150,394
         1.82%, 6/7/02                               150,000     150,000
      -------------------------------------------------------------------
                                                               1,270,000
      -------------------------------------------------------------------
      Total Repurchase Agreements (cost $1,320,000)            1,320,000
      -------------------------------------------------------------------
      Total Investments - 100.1% (cost $2,650,526)             2,650,526
         Liabilities less Other Assets - (0.1)%                   (2,755)
      -------------------------------------------------------------------
      NET ASSETS - 100.0%                                     $2,647,771

See Notes to the Financial Statements

MONEY MARKET PORTFOLIOS 22 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                        MONEY MARKET PORTFOLIOS
                                                                           ----
       SCHEDULES OF INVESTMENTS
                                                       MAY 31, 2002 (UNAUDITED)


       GOVERNMENT SELECT PORTFOLIO

                                                    PRINCIPAL
                                                     AMOUNT    VALUE
                                                     (000S)    (000S)
         U.S. GOVERNMENT AGENCIES - 99.7%
         Federal Farm Credit Bank - 2.2%
           Federal Farm Credit Bank Bond
            3.45%, 9/4/02                           $ 50,000  $ 49,991
           Federal Farm Credit Bank Discount Notes
            1.77%, 7/23/02                            20,000    19,949
            1.92%, 10/1/02                            21,385    21,246
         -------------------------------------------------------------
                                                                91,186
         -------------------------------------------------------------
         Federal Home Loan Bank - 71.9%
           FHLB Bonds
            6.00%, 8/15/02                            39,000    39,174
            2.50%, 10/1/02                            75,000    75,000
            2.38%, 2/04/03                            50,000    50,009
           FHLB Discount Notes
            1.76%, 6/3/02                             50,000    49,995
            1.78%, 6/3/02                            100,000    99,990
            1.73%, 6/5/02                             75,000    74,986
            1.78%, 6/5/02                            100,000    99,980
            1.87%, 6/12/02                            25,365    25,351
            1.73%, 6/14/02                            83,500    83,448
            1.85%, 6/14/02                           100,000    99,933
            1.86%, 6/14/02                            80,000    79,946
            1.70%, 6/19/02                           125,000   124,894
            1.85%, 6/19/02                            78,591    78,518
            1.84%, 6/21/02                            40,000    39,959
            1.69%, 6/26/02                            98,750    98,635
            1.71%, 6/28/02                           110,000   109,859
            1.85%, 7/3/02                             48,550    48,470
            1.81%, 7/10/02                            80,000    79,844
            1.66%, 7/17/02                            75,000    74,841
            1.73%, 7/17/02                            75,000    74,834
            1.75%, 7/17/02                            40,650    40,559
            1.79%, 7/17/02                            58,250    58,117
            1.75%, 7/19/02                            56,365    56,234
            1.76%, 7/19/02                            30,706    30,634
            1.76%, 7/22/02                            50,000    49,875
            1.76%, 7/24/02                            80,000    79,793
            1.76%, 7/26/02                           100,000    99,731
            1.80%, 7/31/02                            11,391    11,357
            1.83%, 8/6/02                             50,000    49,832
            1.83%, 8/9/02                             10,000     9,965
            1.85%, 8/16/02                           153,000   152,402
            1.73%, 8/23/02                           100,000    99,601
            1.85%, 8/28/02                            36,000    35,837

                                                    PRINCIPAL
                                                     AMOUNT     VALUE
                                                     (000S)     (000S)
       U.S. GOVERNMENT AGENCIES - 99.7% - CONTINUED
       Federal Home Loan Bank - 71.9% - (continued)
          1.90%, 9/4/02                             $ 75,000  $   74,624
          2.01%, 9/6/02                               67,000      66,637
          2.08%, 9/6/02                               10,000       9,944
          1.82%, 9/11/02                              30,000      29,845
          2.42%, 9/20/02                              40,000      39,702
          1.90%, 9/30/02                              25,000      24,840
          1.84%, 10/25/02                              7,000       6,948
          1.92%, 10/30/02                             50,000      49,597
          1.94%, 11/13/02                             50,000      49,555
         FHLB FRN
          1.79%, 6/12/02                              75,000      74,966
          1.70%, 6/17/02                              50,000      50,000
          1.71%, 6/17/02                              40,000      39,977
          1.72%, 6/20/02                              50,000      49,989
          1.70%, 6/24/02                              40,000      39,981
          1.74%, 7/30/02                              75,000      74,995
       ------------------------------------------------------------------
                                                               2,963,203
       ------------------------------------------------------------------
       Student Loan Marketing Association - 25.6%
         SLMA Discount Notes
          1.78%, 6/3/02                              821,962     821,881
          1.81%, 6/28/02                              20,000      19,973
          2.21%, 7/1/02                               20,000      19,963
          2.23%, 7/1/02                               15,000      14,972
          1.99%, 7/3/02                               50,000      49,912
          2.04%, 7/8/02                               40,000      39,916
          2.22%, 1/27/03                               7,859       7,743
          2.26%, 1/27/03                              47,225      46,515
          2.62%, 1/31/03                              36,000      35,361
       ------------------------------------------------------------------
                                                               1,056,236
       ------------------------------------------------------------------
       ------------------------------------------------------------------
       Total U.S. Government Agencies (cost $4,110,625)        4,110,625
                                                     NUMBER
                                                    OF SHARES   VALUE
                                                     (000S)     (000S)
       OTHER - 0.4%
         AIM Short Term Investment Government
          Tax Advantage Money Market                  15,000      15,000
       ------------------------------------------------------------------
       Total Other (cost $15,000)                                 15,000
       ------------------------------------------------------------------
       ------------------------------------------------------------------
       Total Investments - 100.1% (cost $4,125,625)            4,125,625
          Liabilities less Other Assets - (0.1)%                  (4,893)
       ------------------------------------------------------------------
       NET ASSETS - 100.0%                                     4,120,732

See Notes to the Financial Statements

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 23 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULES OF INVESTMENTS


       TAX-EXEMPT PORTFOLIO

                                                         PRINCIPAL
                                                          AMOUNT    VALUE
                                                          (000S)    (000S)
     MUNICIPAL INVESTMENTS - 97.1%
     Alabama - 0.9%
       McIntosh Industrial Development Board
        Environmental Improvement Facilities
        Revenue Refunding VRDB, Series 1998D,
        CIBA Specialty Chemicals Corp. (CIBA
        Specialty Chemicals Corp.),
        1.75%, 6/3/02                                      $3,500    $3,500
       Oxford G.O. VRDB, Trust Receipts SGB 34
        (AMBAC Insured),
        1.50%, 6/7/02                                       4,000     4,000
     ----------------------------------------------------------------------
                                                                      7,500
     ----------------------------------------------------------------------
     Arizona - 1.1%
       Arizona School District TAN COP, Series 2001,
        3.25%, 7/31/02                                      2,500     2,503
       Salt River Agricultural Project Bonds, Series B,
        Improvement & Power District,
        1.50%, 7/12/02                                      6,500     6,500
     ----------------------------------------------------------------------
                                                                      9,003
     ----------------------------------------------------------------------
     Arkansas - 0.5%
       Arkansas Hospital Equipment Finance
        Authority VRDB, Series 1998, AHA Pooled
        Finance Program (Bank of America LOC),
        1.60%, 6/7/02                                       3,895     3,895
     ----------------------------------------------------------------------
     California - 1.2%
       California State Department of General
        Services COP, Series 2001, Merrill P-Float
        PT-1290 (Merrill Lynch & Co. Inc. Gtd.)
        1.62%, 6/7/02                                       3,600     3,600
       California Statewide Community Development,
        Series A, Jewish Federation (Allied Irish
        Bank LOC),
        1.50%, 6/7/02                                       4,000     4,000
       Los Angeles Unified School District TRAN,
        Series 2001,
        4.00%, 7/23/02                                      2,000     2,004
     ----------------------------------------------------------------------
                                                                      9,604
     ----------------------------------------------------------------------
     Colorado - 4.3%
       Colorado HFA Multi-Family Insured Mortgage
        Revenue VRDB, Series A,
        1.50%, 6/7/02                                      21,600    21,600

                                                       PRINCIPAL
                                                        AMOUNT    VALUE
                                                        (000S)    (000S)
       MUNICIPAL INVESTMENTS - 97.1% - CONTINUED
       Colorado - 4.3% - (continued)
         Colorado HFA Multi-Family Revenue Bonds,
          Series 2001A,
          2.65%, 8/6/02                                  $3,000    $3,000
         Denver City & County Multi-Family Housing
          Revenue VRDN, Series 1985, Ogden
          Residences Project (Bank of America LOC),
          1.60%, 6/3/02                                     570       570
         Douglas County School District No.1 TAN,
          Douglas & Elbert Counties, Series 2001,
          3.50%, 6/28/02                                 10,000    10,008
       ------------------------------------------------------------------
                                                                   35,178
       ------------------------------------------------------------------
       Delaware - 0.3%
         Kent County Student Housing Revenue VRDB,
          Series 2000, Delaware State University
          Project (Wachovia Bank LOC),
          1.50%, 6/6/02                                   2,710     2,710
       ------------------------------------------------------------------
       District of Columbia - 1.4%
         District of Columbia Water & Sewer Authority
          VRDB, Series 1998, Citibank Eagle Trust
          985201 (FSA Insured),
          1.50%, 6/7/02                                   4,200     4,200
         District of Columbia Water & Sewer Revenue
          VRDB, Citicorp Eagle Trust 8121A, (FSA
          Insured),
          1.50%, 6/7/02                                   7,000     7,000
       ------------------------------------------------------------------
                                                                   11,200
       ------------------------------------------------------------------
       Florida - 8.3%
         Adventist Health System/Sunbelt, Inc. VRDB,
          Series 2000A, Accounts Receivable Program
          (MBIA Insured),
          1.40%, 6/7/02                                   3,500     3,500
         Alachua County Health Facilities Authority
          VRDB, Shands Health Care (SunTrust Bank
          LOC),
          1.65%, 6/3/02                                   9,700     9,700
         Capital Project Finance Authority Program
          VRDB, Series 2000H (Caisse des Depots et
          Consignations GIC),
          1.90%, 6/7/02                                   2,700     2,700

See Notes to the Financial Statements

MONEY MARKET PORTFOLIOS 24 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2002 (UNAUDITED)



                                                        PRINCIPAL
                                                         AMOUNT    VALUE
                                                         (000S)    (000S)
     MUNICIPAL INVESTMENTS - 97.1% - CONTINUED
     Florida - 8.3% - (continued)
       Jacksonville PCR Refunding Bonds, Series 1994,
        Florida Power & Light Project (Florida
        Power & Light Co. Gtd.),
        1.75%, 7/12/02                                    $3,000    $3,000
       Lakeland City Revenue VRDB, Series 2001A,
        1.45%, 6/7/02                                      2,700     2,700
       Lee Memorial Health System Board of
        Directors Hospital Revenue VRDB,
        Series 1995A,
        1.70%, 6/3/02                                      2,500     2,500
       Marion County Hospital District VRDB,
        Series 2001, Munroe Regional Health
        System (AmSouth Bank Birmingham LOC),
        1.45%, 6/7/02                                      1,000     1,000
       Orange County Health Facility Revenue VRDB,
        Morgan Stanley Floater Certificates,
        Series 531 (FSA Insured),
        1.60%, 6/7/02                                     14,000    14,000
        Series 532, (AMBAC Insured),
        1.60%, 6/7/02                                     13,000    13,000
       Orange County Health Facility Authority VRDB,
        Series 2000A, Florida Hospital Association
        Health Facility Loan Program (Caisse des
        Depots et Consignations GIC),
        1.90%, 6/7/02                                      7,300     7,300
       Putnam County Development Authority PCR
        Bonds, National Rural Utility Seminole
        Electric H-4 (National Rural Utilities
        Cooperative Finance Co. Gtd.),
        2.00%, 9/15/02                                     1,925     1,925
       Sarasota County Public Hospital District
        Revenue Bonds, Series 1996A, Sarasota
        Memorial Hospital Project,
        1.55%, 7/12/02                                     6,200     6,200
     ---------------------------------------------------------------------
                                                                    67,525
     ---------------------------------------------------------------------
     Georgia - 5.9%
       Burke County Development Authority PCR
        VRDB, Series 1997-1, Georgia Power Co.,
        Plant Vogtle Project (Georgia Power Co. Gtd.),
        1.75%, 6/3/02                                        400       400
       Clayton County Hospital Authority RAN, Series
        1998B, Southern Regional Medical Center
        (SunTrust Bank LOC),
        1.45%, 6/7/02                                      1,155     1,155

                                                       PRINCIPAL
                                                        AMOUNT    VALUE
                                                        (000S)    (000S)
       MUNICIPAL INVESTMENTS - 97.1% - CONTINUED
       Georgia - 5.9% - (continued)
         Development Authority of Cobb County VRDB,
          Series 2001, Boy Scouts of America
          (SunTrust Bank LOC),
          1.45%, 6/7/02                                  $3,000    $3,000
         Fulton County Development Authority Revenue
          VRDB, Series 2002, Lovett School Project
          (SunTrust Bank LOC),
          1.45%, 6/7/02                                   3,000     3,000
         Fulton County School District VRDB, Citicorp
          Eagle Trust 981001,
          1.50%, 6/7/02                                  12,000    12,000
         Georgia State Road and Highway Authority
          BAN, Series 2001,
          2.75%, 11/20/02                                 8,000     8,017
         Putnam County Development Authority PCR
          Bonds, Series 1998-1, Georgia Power Plant
          Co. Branch (Georgia Power Co. Gtd.)
          1.75%, 6/3/02                                   4,725     4,725
         Georgia State G.O. VRDB,
          Eagle Trust Series 97C1001,
          1.50%, 6/7/02                                   7,000     7,000
          Eagle Trust Series 99D1002,
          1.50%, 6/7/02                                   8,440     8,440
       ------------------------------------------------------------------
                                                                   47,737
       ------------------------------------------------------------------
       Idaho - 0.4%
         Idaho State TAN, Series 2001,
          3.75%, 6/28/02                                  3,000     3,002
       ------------------------------------------------------------------
       Illinois - 14.0%
         Chicago Board of Education G.O. Unlimited
          VRDB, Series A, School Reform Board
          (FGIC Insured),
          1.49%, 6/7/02                                   4,995     4,995
         Chicago Board of Education Variable Rate
          Certificates, Series 2000A, School Reform
          Board (FGIC Insured),
          1.50%, 6/7/02                                  10,405    10,405
         Chicago City G.O. Equipment Notes (Harris
          Trust & Savings Bank LOC),
          2.10%, 10/2/02                                  2,500     2,500
         Chicago G.O. Project & Refunding Bonds,
          Series 1998M, Bank of America Partnership
          (FGIC Insured),
          1.50%, 6/7/02                                   9,900     9,900

See Notes to the Financial Statements

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 25 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULES OF INVESTMENTS


       TAX-EXEMPT PORTFOLIO (continued)

                                                          PRINCIPAL
                                                           AMOUNT    VALUE
                                                           (000S)    (000S)
   MUNICIPAL INVESTMENTS - 97.1% - CONTINUED
   Illinois - 14.0% - (continued)
     Chicago G.O. Refunding VRDB, Series 1998,
      Citicorp Eagle Trust 981302 (FSA Insured),
      1.50%, 6/7/02                                         $1,000    $1,000
     Chicago Gas Supply Revenue Bonds,
      Series 2000B, (Peoples Gas, Light, & Coke
      Co. Gtd.)
      1.80%, 6/13/02                                        15,000    15,000
     Chicago Park District G.O. VRDB, First Union
      Merlots Series 2001A61, Tax Park Project (FGIC
      Insured),
      1.50%, 6/7/02                                          7,115     7,115
     Chicago School Reform Board G.O. VRDN, Series
      1996, Bank of America Securities Variable Rate
      Certificates (MBIA Insured),
      1.60%, 6/7/02                                          5,700     5,700
     Illinois Development Finance Authority VRDB,
      Series 2002, United Way/Crusade of Mercy
      (LaSalle Bank LOC),
      1.40%, 6/7/02                                          5,465     5,465
     Illinois Development Finance Authority Revenue
      VRDB, BAPS Inc. Project (Comerica Bank LOC),
      1.45%, 6/7/02                                          5,000     5,000
     Illinois Development Finance Authority Revenue
      VRDB, Series 2001, British Home for Retired
      Men & Women Project (LaSalle Bank LOC),
      1.40%, 6/7/02                                          1,600     1,600
     Illinois Development Finance Authority IDR VRDB,
      Series 2001-2002B, Jewish Charities (Harris
      Trust & Savings Bank LOC),
      1.50%, 6/7/02                                          6,600     6,600
     Illinois Educational Facilities Authority VRDN,
      Student Housing Revenue, Illinois Institute of
      Technology, (Wachovia Bank LOC),
      1.50%, 6/7/02                                          5,000     5,000
     Illinois Educational Facilities Authority Revenue
      Bonds, University of Chicago,
      2.05%, 7/3/02                                          7,000     7,000
     Illinois Health Facilities Authority Revenue Bonds,
      Revolving Pooled Loan Facility (Bank One LOC),
      1.45%. 6/7/02                                          1,000     1,000
     Illinois Health Facilities Authority Revenue Bonds,
      Series 1996, Proctor Hospital (Bank One LOC)
      1.45%, 6/7/02                                          5,150     5,150

                                                          PRINCIPAL
                                                           AMOUNT    VALUE
                                                           (000S)    (000S)
   MUNICIPAL INVESTMENTS - 97.1% - CONTINUED
   Illinois - 14.0% - (continued)
     Illinois Health Facilities Authority Revenue Bonds,
      Evanston Hospital Corp. (Evanston
      Northwestern Healthcare Gtd.)
      1.60%, 11/29/02                                       $1,000    $1,000
     Illinois Health Facilities Authority Revenue VRDB,
      Series 166, Sinai Health System (AMBAC
      Insured),
      1.48%, 6/7/02                                          3,000     3,000
     Illinois Health Facilities Authority Revenue VRDB,
      Series 1985B, Evanston Hospital Corp.,
      1.85%, 10/31/02                                        4,000     4,000
     Metropolitan Pier & Exposition Authority Morgan
      Stanley Floating Rate Trust Certificates 2000
      VRDN, Series 296, (AMBAC Insured),
      1.48%, 6/7/02                                          2,500     2,500
     Regional Transportation Authority Merlots, Series
      2001A93 (FGIC Insured),
      1.50%, 6/7/02                                          3,630     3,630
     Regional Transportation Authority Revenue VRDB,
      Series 20001303 (MBIA Insured),
      1.50%, 6/7/02                                          3,800     3,800
     Village of South Barrington VRDB, Series 1998,
      (Harris Trust & Savings Bank LOC),
      1.40%, 6/7/02                                          2,300     2,300
   -------------------------------------------------------------------------
                                                                     113,660
   -------------------------------------------------------------------------
   Indiana - 5.6%
     Indiana Health Facilities Financing Authority
      Ascension Health Credit Group, Series 2001A1,
      1.55%, 6/4/02                                          3,300     3,300
     Indiana Bond Bank Advance Funding Program
      Notes, Series 2002A,
      2.25%, 1/22/03                                        20,000    20,075
     Indiana Development Finance Authority
      Environmental Revenue Refunding Bonds,
      Series 1998, USX Corp. Project, (Bank of Nova
      Scotia LOC),
      1.40%, 8/1/02                                          2,000     2,000
     Indiana Health Facility Financing Authority
      Revenue VRDB, Ascension Health, Series B,
      1.45%, 6/7/02                                          4,700     4,700

See Notes to the Financial Statements

MONEY MARKET PORTFOLIOS 26 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2002 (UNAUDITED)



                                                         PRINCIPAL
                                                          AMOUNT    VALUE
                                                          (000S)    (000S)
     MUNICIPAL INVESTMENTS - 97.1% - CONTINUED
     Indiana - 5.6% - (continued)
       Indiana Public Improvement Board Bank, ABN
        Amro Munitops Certificates, Series 2002-7A
        (MBIA Insured),
        2.00%, 5/21/03                                     $3,000    $3,000
       Indiana Transportation Authority Highway Revenue
        VRDB, Citicorp Eagle Trust Series 981402,
        1.50%, 6/7/02                                       6,410     6,410
       Indianapolis Revenue Bonds, Citizens Gas & Coke
        Utility (Indianapolis Gas Utility Comm. LOC),
        1.65%, 7/12/02                                      1,000     1,000
       Shelby Eastern School Building Corp. Revenue
        Refunding Bonds, Merlots Series 2001A84
        (FGIC Insured),
        1.50%, 6/7/02                                       4,825     4,825
     ----------------------------------------------------------------------
                                                                     45,310
     ----------------------------------------------------------------------
     Iowa - 1.8%
       Iowa Finance Authority Economic Development
        VRDB, Series 2002, Iowa West Foundation
        Project (U.S. Bank LOC),
        1.45%, 6/7/02                                       1,200     1,200
       Iowa Finance Authority SFM Revenue VRDB,
        Series 1999A, Merrill P-Floats PT-99,
        1.65%, 6/3/02                                       3,745     3,745
       Iowa State Vision Special Funds, Merlots
        Series 2001A110 (MBIA Insured),
        1.50%, 6/7/02                                       5,735     5,735
       Iowa State TRAN, Series 2001,
        3.00%, 6/27/02                                      4,000     4,003
     ----------------------------------------------------------------------
                                                                     14,683
     ----------------------------------------------------------------------
     Kansas - 1.2%
       Johnson County School District No. 512,
        Merlots Series 2001A92,
        1.50%, 6/7/02                                       9,505     9,505
     ----------------------------------------------------------------------
     Kentucky - 2.0%
       Breckinridge County Revenue Bonds, County
        Leasing Trust (U.S. Bank LOC),
        1.60%, 6/3/02                                       9,600     9,600
       Kentucky Association of Counties TRAN,
        3.50%, 6/28/02                                      4,000     4,002

                                                          PRINCIPAL
                                                           AMOUNT    VALUE
                                                           (000S)    (000S)
    MUNICIPAL INVESTMENTS - 97.1% - CONTINUED
    Kentucky - 2.0% - (continued)
      Kentucky Interlocal School Association TRAN COP,
       Series 2002,
       3.75%, 6/28/02                                       $3,000    $3,002
    ----------------------------------------------------  --------- --------
                                                                      16,604
    ------------------------------------------------------------------------
    Louisiana - 1.3%
      City of Huntington IDR VRDB, Allied Signal Inc.
       Project (Honeywell International Inc. Gtd.),
       1.55%, 6/7/02                                         1,500     1,500
      Lafayette Public Power Authority Morgan Stanley
       Floating Rate Trust Certificates 2000, Series 294
       (AMBAC Insured),
       1.48%, 6/7/02                                         3,995     3,995
      Lake Charles Harbor & Terminal District Revenue
       VRDB, Lehman Floating Rate Trust (Bank of
       America Gtd.)
       3.15%, 6/7/02                                         5,000     5,000
    ------------------------------------------------------------------------
                                                                      10,495
    ------------------------------------------------------------------------
    Maryland - 0.2%
      Howard County Multi-Family Housing Revenue
       VRDB, Sherwood Crossing Ltd. (U.S. Treasuries
       LOC),
       3.00%, 6/1/02                                         2,000     2,000
    ------------------------------------------------------------------------
    Michigan - 3.0%
      Detroit Sewage Disposal System VRDN, First
       Union Merlots Series 2001A103 (FGIC Insured),
       1.50%, 6/7/02                                        10,000    10,000
      Michigan Hospital Finance Authority Revenue
       Bonds, Series 2000, Mt. Clemens General
       Hospital (Comerica Bank LOC),
       1.45%, 6/7/02                                         2,800     2,800
      Michigan Municipal Bond Authority Revenue
       Notes, Series C-1,
       3.50%, 8/22/02                                        5,000     5,010
       Series C-2 (JPMorgan Chase Bank LOC),
       3.50%, 8/22/02                                        1,000     1,002
      Michigan State Strategic Fund Limited Obligation
       VRDN, Roeper School Project (Standard Federal
       Bank LOC),
       1.40%, 6/7/02                                         1,800     1,800

See Notes to the Financial Statements

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 27 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULES OF INVESTMENTS


       TAX-EXEMPT PORTFOLIO (continued)

                                                          PRINCIPAL
                                                           AMOUNT    VALUE
                                                           (000S)    (000S)
    MUNICIPAL INVESTMENTS - 97.1% - CONTINUED
    Michigan - 3.0% - (continued)
      Southfield Economic Development Revenue VRDB,
       Series 2000, Lawrence Tech University Project
       (Bank One LOC),
       1.45%, 6/7/02                                        $3,800    $3,800
    ------------------------------------------------------------------------
                                                                      24,412
    ------------------------------------------------------------------------
    Minnesota - 0.1%
      Minnesota Housing & Redevelopment Authority
       VRDN, Series A, Minneapolis & St. Paul
       Science Museum of Minnesota (U.S. Bank LOC),
       1.45%, 6/7/02                                         1,000     1,000
    ------------------------------------------------------------------------
    Mississippi - 2.3%
      Claiborne County PCR Refunding Bonds,
       Series 1985G2, (National Rural Utilities
       Cooperative Finance Gtd.),
       1.90%, 7/10/02                                        4,000     4,000
      Claiborne County Revenue Bonds, Series 1985G1,
       South Mississippi Electric (National Rural
       Utilities Cooperative Finance Gtd.),
       1.90%, 6/6/02                                         1,500     1,500
      Medical Center Education Building Revenue
       VRDB, Mississippi Adult Hospital Project
       (AMBAC Insured),
       1.40%, 6/3/02                                        12,500    12,500
      Mississippi Business Finance Corp. Revenue
       Bonds, Series 2000, St. Andrew's Project (Allied
       Irish Bank Insured),
       1.50%, 6/7/02                                           650       650
    ------------------------------------------------------------------------
                                                                      18,650
    ------------------------------------------------------------------------
    Missouri - 1.2%
      City of Lee's Summit Affordable Housing
       Acquisition, Series A, (Bayerische
       Landesbank GIC),
       1.55%, 6/7/02                                         3,100     3,100
      Missouri Health and Education Facilities Authority
       Revenue VRDB, Series 99A, Missouri Pooled
       Hospital Loan Program (Caisse des Depots et
       Consignations LOC),
       1.90%, 6/7/02                                         5,750     5,750
      St. Louis County IDA VRDB, Series 1996B,
       Friendship Village West County Project
       (LaSalle Bank LOC),
       1.45%, 6/7/02                                         1,400     1,400
    ------------------------------------------------------------------------
                                                                      10,250
    ------------------------------------------------------------------------

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
      MUNICIPAL INVESTMENTS - 97.1% - CONTINUED
      Nevada - 0.4%
        Nevada State VRDB, Series 1997-SGB 31 Nevada
         Municipal Bond Bank (FGIC Insured),
         1.50%, 6/7/02                                     $3,665  $3,665
      -------------------------------------------------------------------
        New Mexico - 1.8%
        New Mexico Hospital Equipment Loan Council
         Revenue VRDB, Series 2000A, Pooled
         Loan Program (Caisse des Depots et
         Consignations LOC),
         1.90%, 6/7/02                                      7,000   7,000
        State of New Mexico TRAN, Series 2001A,
         4.00%, 6/28/02                                     5,000   5,005
        University of New Mexico Subordinate Lien
         System Improvement Revenue VRDB,
         Series 2001,
         1.50%, 6/7/02                                      2,600   2,600
      -------------------------------------------------------------------
                                                                   14,605
      -------------------------------------------------------------------
      New York - 2.1%
        New York City TFA BAN, Series 20013,
         2.75%, 11/13/02                                   10,000  10,044
        New York City TFA, Series 2001A, New York City
         Recovery Notes,
         3.25%, 10/2/02                                     7,000   7,029
      -------------------------------------------------------------------
                                                                   17,073
      -------------------------------------------------------------------
      North Carolina - 0.7%
        North Carolina Medical Care Community Hospital
         VRDN, Series 1998, (Wachovia Bank LOC),
         1.50%, 6/3/02                                        500     500
        North Carolina Health Care Facilities Revenue
         VRDB, Merlots Series 2001A39, Providend
         Community Medical Care Plan Project (Colld. by
         GNMA Securities),
         1.50%, 6/7/02                                      5,000   5,000
      -------------------------------------------------------------------
                                                                    5,500
      -------------------------------------------------------------------
      Ohio - 0.6%
        Franklin County Hospital Revenue VRDB,
         Series 2001 II-R-55, Smith Barney ROC
         (Salomon Smith Barney Holdings Gtd.),
         1.60%, 6/7/02                                      4,500   4,500
      -------------------------------------------------------------------
      Oklahoma - 0.8%
        Muskogee Industrial Trust PCR VRDB, Series A,
         Oklahoma Gas & Electric Co. (Oklahoma Gas &
         Electric Co. Gtd.),
         2.35%, 6/7/02                                      1,400   1,400

See Notes to the Financial Statements

MONEY MARKET PORTFOLIOS 28 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2002 (UNAUDITED)



                                                        PRINCIPAL
                                                         AMOUNT    VALUE
                                                         (000S)    (000S)
     MUNICIPAL INVESTMENTS - 97.1% - CONTINUED
     Oklahoma - 0.8% - (continued)
       Oklahoma Water Resources Board Revenue
        Bonds, Series 2001, State Loan Program,
        1.83%, 10/1/02                                    $5,000    $5,000
     ---------------------------------------------------------------------
                                                                     6,400
     ---------------------------------------------------------------------
     Oregon - 1.4%
       Oregon Housing and Community Services
        Department SFM Program, Morgan Stanley
        Floating Rate Trust, Series 298,
        1.48%, 6/7/02                                      3,450     3,450
       Oregon State G.O. TAN, Series A,
        3.25%, 5/1/03                                      8,000     8,087
     ---------------------------------------------------------------------
                                                                    11,537
     ---------------------------------------------------------------------
     Pennsylvania - 1.7%
       Beaver County IDA VRDB, Series 1999E, Duquesne
        Light Co. (AMBAC Insured)
        1.45%, 7/31/02                                     4,000     4,000
       Delaware Valley Regional Financing Authority
        Local Government Revenue VRDN, Merrill
        Lynch P-Floats PT-152 (AMBAC Insured),
        1.49%, 6/7/02                                      5,600     5,600
       Delaware Valley Regional Financing Authority
        Local Government Revenue VRDB, Merrill
        Lynch P-Floats, Series 1997A PT-1004 (AMBAC
        Insured),
        1.49%, 6/7/02                                      3,200     3,200
       Mercersburg Borough General Purpose Authority
        Revenue Bonds, Series A, Mercersburg College
        (Wachovia Bank LOC),
        1.45%, 6/7/02                                        400       400
       Washington County Authority Lease Revenue
        VRDB, Series B-1, Subseries E, Eye & Ear
        Hospital (Allied Irish Bank LOC),
        1.50%, 6/7/02                                        400       400
     ---------------------------------------------------------------------
                                                                    13,600
     ---------------------------------------------------------------------
     South Carolina - 1.4%
       South Carolina School Facilities G.O. Bonds,
        Series 7, 2000 ROCS (South Carolina Insured),
        1.50%, 6/7/02                                      4,000     4,000

                                                        PRINCIPAL
                                                         AMOUNT    VALUE
                                                         (000S)    (000S)
     MUNICIPAL INVESTMENTS - 97.1% - CONTINUED
     South Carolina - 1.4% - (continued)
       South Carolina State Multi-Family Housing,
        Financing, and Development Authority VRDB,
        Series 2001, Martin's Creek Apartments Project
        (General Electric Capital Corp. LOC)
        1.45%, 6/7/02                                     $7,300    $7,300
     ---------------------------------------------------------------------
                                                                    11,300
     ---------------------------------------------------------------------
     Tennessee - 4.2%
       Chattanooga Health, Education, & Housing
        Authority VRDB, Series 1993, Lehman Floating
        Receipts (Colld. by U.S. Treasury Securities),
        1.55%, 6/7/02                                     10,000    10,000
       Memphis Improvement G.O. Bonds, Series 1996,
        SocGen Trust SGB-23,
        1.50%, 6/7/02                                      1,000     1,000
       Metropolitan Government Nashville & Davidson
        County VRDB, Series 2001B2, Ascension Health
        Credit,
        2.00%, 1/3/03                                      2,000     2,000
       Metropolitan, Nashville, & Davidson Counties
        Electric Revenue VRDN, Citicorp Eagle Trust
        Series 984201,
        1.50%, 6/7/02                                     18,000    18,000
       Sumner County Health, Education, & Housing
        VRDB, Series 1999A, Hospital Alliance of
        Tennessee Pooled Program (Transamerica Life
        Insurance & Annuity Co. Gtd.),
        1.95%, 6/7/02                                      3,200     3,200
     ---------------------------------------------------------------------
                                                                    34,200
     ---------------------------------------------------------------------
     Texas - 11.0%
       Austin Water and Wastewater System Revenue
        Bonds, Series 2000, First Union Merlots (MBIA
        Insured),
        1.50%, 6/7/02                                      3,005     3,005
       Bastrop Independent School District VRDN,
        Series 1997, SocGen Municipal Securities Trust
        Receipts SGB 37 (PSF of Texas Gtd.),
        1.50%, 6/7/02                                     18,870    18,870
       Bexar County VRDB, State Street Clipper Trust
        Series 20013 (MBIA Insured),
        1.90%, 12/20/02                                   10,000    10,000

See Notes to the Financial Statements

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 29 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULES OF INVESTMENTS


       TAX-EXEMPT PORTFOLIO (continued)

                                                         PRINCIPAL
                                                          AMOUNT    VALUE
                                                          (000S)    (000S)
    MUNICIPAL INVESTMENTS - 97.1% - CONTINUED
    Texas - 11.0% - (continued)
      Brazos River Harbor District IDR, Series 2001,
       BASF Corp. Project (BASF Corp. Gtd.),
       1.45%. 6/7/02                                       $1,400    $1,400
      Comal Independent School District VRDB,
       Series 99-9, ABN Amro Munitops (PSF of
       Texas Gtd.),
       1.47%, 6/7/02                                        6,500     6,500
      Conroe Independent School District G.O. Bonds,
       Series 20021, ABN Amro Munitops,
       1.55%, 10/17/02                                      2,000     2,000
      Dallas Independent School District G.O. Unlimited
       VRDN, Tax P-Floats PT-370 (Colld. by U.S.
       Treasury Securities),
       1.47%, 6/7/02                                        6,885     6,885
      Dallas G.O. Refunding VRDB, Morgan Stanley
       Floating Rate Certificates, Series 93,
       1.48%, 6/7/02                                          595       595
      Granbury Independent School District VRDN,
       Series 1999, P-Float SG-129 (PSF of Texas Gtd.),
       1.47%, 6/7/02                                        4,815     4,815
      Harris County Health Facilities Development Corp.
       Revenue VRDB, Merlots Series 2001A87 (U.S.
       Treasuries Escrowed),
       1.50%, 6/7/02                                        5,665     5,665
      Harris County Houston Sports Authority Special
       Revenue VRDB, Series 2001, Junior Lien Rodeo
       Project (MBIA Insured),
       1.45%, 6/7/02                                        3,500     3,500
      Hunt County Health Facilities Authority VRDB,
       Series 1985, Universal Health Services, Inc.
       (JPMorgan Chase Bank LOC),
       1.40%, 6/7/02                                        1,800     1,800
      Iriving City Water and Sewer Revenue Bonds,
       1.65%, 7/12/02                                       1,000     1,000
      San Antonio Electric & Gas VRDB, First Union
       Merlots Series 2001A68 (Colld. by U.S.
       Treasury Securities),
       1.50%, 6/7/02                                        3,635     3,635
      San Antonio Independent School District Revenue
       Bonds, ABN Amro Munitops 2001-29,
       2.55%, 9/18/02                                       3,995     3,995

                                                        PRINCIPAL
                                                         AMOUNT    VALUE
                                                         (000S)    (000S)
     MUNICIPAL INVESTMENTS - 97.1% - CONTINUED
     Texas - 11.0% - (continued)
       State of Texas TRAN, Series 2001A,
        3.75%, 8/29/02                                   $12,000   $12,036
       Texas City Industrial Development Corp. VRDB,
        First Union Merlots Series 2000A34, Arco
        Pipeline Project,
        1.50%, 6/7/02                                      3,975     3,975
     ---------------------------------------------------------------------
                                                                    89,676
     ---------------------------------------------------------------------
     Utah - 1.7%
       Intermountain Power Agency Power Supply
        Revenue CP, Series 1997B (Intermountain
        Power Senior & Suboordinate LOC),
        1.60%, 7/5/02                                      4,000     4,000
       Salt Lake City TRAN, Series 2001,
        3.25%, 6/28/02                                     4,000     4,002
       Utah Water Finance Agency Revenue VRDB,
        Series 2002A2, (AMBAC Insured),
        1.50%, 6/7/02                                      5,430     5,430
     ---------------------------------------------------------------------
                                                                    13,432
     ---------------------------------------------------------------------
     Washington - 8.9%
       Seattle Light and Power VRDN, SMB ROC II-R
        (FSA Corp. Insured),
        Series 47,
        1.50%, 6/7/02                                     17,920    17,920
        Series 48,
        1.50%, 6/7/02                                      5,995     5,995
       Washington Health Care Facilities Financing
        Authority VRDB, Series 1999, Fred Hutchinson
        Cancer Research Center (Bank of
        America LOC).
        1.75%, 6/3/02                                      3,000     3,000
       Washington Public Power Supply System Revenue
        VRDN, Citicorp Eagle Trust Series 944701,
        1.50%, 6/7/02                                     26,100    26,100
       Washington State G.O. VRDN, Series 1993B, Smith
        Barney SocGen Trust SGB-13,
        1.50%, 6/7/02                                     12,000    12,000
       Washington State Housing Finance Commission
        NonProfit Housing Revenue VRDB, Series 1994,
        Rockwood Retirement Communities Program
        (Wells Fargo Bank LOC),
        1.60%, 6/3/02                                      2,975     2,975

See Notes to the Financial Statements

MONEY MARKET PORTFOLIOS 30 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2002 (UNAUDITED)



                                                         PRINCIPAL
                                                          AMOUNT    VALUE
                                                          (000S)    (000S)
    MUNICIPAL INVESTMENTS - 97.1% - CONTINUED
    Washington - 8.9% - (continued)
      Washington State Housing Finance Commission
       NonProfit Housing Revenue VRDB, Series 1997,
       Panorama City Project (KeyBank LOC),
       1.60%, 6/3/02                                       $3,500    $3,500
      Washington State Housing Finance Commission
       NonProfit Revenue Bonds, Rockwood
       Retirement Communities (Wells Fargo Bank
       LOC),
       1.60%, 6/3/02                                          700       700
    -----------------------------------------------------------------------
                                                                     72,190
    -----------------------------------------------------------------------
    Wisconsin - 0.9%
      Milwaukee BAN, Series 2,
       3.50%, 8/29/02                                       2,000     2,005
      University of Wisconsin Hospital and Clinics
       Revenue Bonds, Series 2000RR, First Union
       Merlots (FSA Corp. Insured),
       1.50%, 6/7/02                                        3,000     3,000
      Wauwatosa Housing Authority Adjustable Rate
       Put Options, Series 1995, San Camillio, Inc.
       Project (U.S. Bank LOC),
       1.50%, 6/7/02                                          900       900
      Wisconsin Health and Education Facilities
       Authority Revenue Bonds, Series 2000B,
       Oakwood Village (M&I Marshall & Ilsley Bank
       LOC),
       1.50%, 6/7/02                                        1,400     1,400
    -----------------------------------------------------------------------
                                                                      7,305
    -----------------------------------------------------------------------
    Wyoming - 0.4%
      Wyoming Education Fund TRAN, Series 2001B,
       3.50%, 6/27/02                                       3,000     3,002
    -----------------------------------------------------------------------
    Multiple States Pooled Securities - 2.1%
      Clipper Multistate Tax-Exempt Trust Certificates,
       Series A,
       1.65%, 6/7/02                                        2,900     2,900
      SocGen Puttable Floating Option, Series 2001
       SGP-13, Tax-Exempt Pooled Trust Receipts,
       1.65%, 6/7/02                                       13,975    13,975
    -----------------------------------------------------------------------
                                                                     16,875
    -----------------------------------------------------------------------
    Total Municipal Investments (cost $788,783)                     788,783

                                                     NUMBER OF
                                                      SHARES        VALUE
                                                      (000S)        (000S)
        OTHER - 2.5%
          AIM Tax Free Money Market Fund              $6,859          $6,859
          Dreyfus Tax-Exempt Cash Management
           Fund                                          167             167
          Federated Tax Free Trust Money
           Market Fund No. 15                         12,988          12,988
          Federated Tax Free Trust Money
           Market Fund No. 73                            319             319
        ------------------------------------------------------------------------
        Total Other (cost $20,333)                                    20,333
        ------------------------------------------------------------------------
        Total Investments - 99.6% (cost $809,116)                    809,116
           Other Assets less Liabilities - 0.4%                        3,483
        ------------------------------------------------------------------------
        NET ASSETS - 100.0%                                         $812,599
        At May 31, 2002, the Tax Exempt Portfolio's investments were diversified as follows:
        INDUSTRY SECTOR                                           PERCENTAGE
        Educational Services                                             6.5%
        Electric Services                                               10.3
        Executive, Legislative and General Government                   39.1
        General Medical and Surgical                                     5.0
        Health Services                                                 10.2
        Housing Programs                                                 6.4
        Other                                                           22.5
        ------------------------------------------------------------------------
        Total                                                          100.0%

See Notes to the Financial Statements

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 31 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULES OF INVESTMENTS


       MUNICIPAL PORTFOLIO

                                                         PRINCIPAL
                                                          AMOUNT    VALUE
                                                          (000S)    (000S)
     MUNICIPAL INVESTMENTS - 97.9%
     Arizona - 1.4%
       Salt River Agricultural Project Bonds, Series B,
        Improvement & Power Distribution,
        1.50%, 7/12/02                                     $3,000    $3,000
     ----------------------------------------------------------------------
     California - 1.0%
       California Pollution Control Finance Authority
        Bonds, San Diego Gas & Electric (MBIA
        Insured), Merrill Lynch P-Float PA-538R,
        1.60%, 6/7/02                                         200       200
       Merrill Lynch P-Float PA-633R,
        1.60%, 6/7/02                                       2,000     2,000
     ----------------------------------------------------------------------
                                                                      2,200
     ----------------------------------------------------------------------
     Colorado - 5.6%
       Colorado HFA Citicorp Eagle Trust Multi-Family
        Insured Mortgage Revenue VRDB, Series A,
        1.50%, 6/7/02                                      10,300    10,300
       State of Colorado General Fund TRAN,
        Series B,
        3.00%, 6/28/02                                      2,000     2,001
     ----------------------------------------------------------------------
                                                                     12,301
     ----------------------------------------------------------------------
     Florida - 13.9%
       Broward County Sales Tax CP
        Revenue Bonds, Series A,
        1.65%, 6/4/02                                         470       470
       Capital Project Finance Authority Revenue
        Bonds, Series 2000-I, AAAE Airports Project
        (MBIA Insured),
        4.25%, 6/1/02                                       2,500     2,500
       Jacksonville PCR Revenue Refunding Bonds,
        Series 1994, Florida Power & Light Project
        (Florida Light & Power Gtd.),
        1.75%, 7/12/02                                      1,500     1,500
       Lakeland City VRDB, Series 2001-A, Energy
        System,
        1.45%, 6/7/02                                       2,800     2,800
       Lee Memorial Health System Board of
        Directors Hospital Revenue Bond, Series
        1995-A,
        1.70%, 6/3/02                                       3,200     3,200
       Miami-Dade County Educational Facilities
        Authority Revenue Bonds, International
        University Foundation Program (SunTrust
        Bank LOC),
        1.45%, 6/7/02                                       1,000     1,000

                                                        PRINCIPAL
                                                         AMOUNT    VALUE
                                                         (000S)    (000S)
     MUNICIPAL INVESTMENTS - 97.9% - CONTINUED
     Florida - 13.9% - (continued)
       Nassau, Rayonier Project, Series 2002
        (Bank of America N.A. LOC),
        1.50%, 6/7/02                                     $6,710    $6,710
       Orange County Health Facilities
        Revenue VRDB, Morgan Stanley
        Floater Certificates, Series 531
        (FSA Corp. Insured),
        1.60%, 6/7/02                                      4,200     4,200
       Morgan Stanley Floater Certificates, Series 532
        (AMBAC Insured),
        1.60%, 6/7/02                                      3,743     3,743
       Orange County HFA VRDB, Citicorp Eagle Trust
        Series 1987-A, (Colld. By GNMA Securities),
        1.50%, 6/7/02                                        700       700
       Palm Beach County HFA Revenue Refunding
        Bond, Multi-Family Cotton Bay Project
        Series 1988D (Credit Suisse
        First Boston, LOC.),
        1.40%, 6/7/02                                      2,600     2,600
       Putnam County Development Authority PCR
        Bonds, Series H-4, National Rural Utilities
        Semionle Electric (National Rural Utilities
        Cooperative Finance Co. Gtd.),
        2.00%, 9/15/02                                     1,000     1,000
     ---------------------------------------------------------------------
                                                                    30,423
     ---------------------------------------------------------------------
     Georgia - 4.1%
       Appling County Development Authority PCR
        Bonds, Series 1997, Georgia Power Co. Plant
        Hatch Project (Georgia Power Co. Gtd.),
        1.75%, 6/3/02                                        100       100
       Burke County Development Authority PCR
        Revenue VRDB, Series 1997, Georgia Power
        Co., Plant Vogtle Project (Georgia Power Co.
        Gtd.),
        1.75%, 6/3/02                                      3,900     3,900
       DeKalb County Hospital Authority Revenue
        Anticipation Certificates VRDN, Series
        1993B, DeKalb Medical Center (SunTrust
        Bank LOC),
        1.45%, 6/7/02                                      1,465     1,465
       Fulton County Development Authority Revenue
        VRDB, Series 2002, Lovett School Project
        (SunTrust Bank LOC),
        1.45%, 6/7/02                                      2,000     2,000

See Notes to the Financial Statements

MONEY MARKET PORTFOLIOS 32 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2002 (UNAUDITED)



                                                       PRINCIPAL
                                                        AMOUNT    VALUE
                                                        (000S)    (000S)
       MUNICIPAL INVESTMENTS - 97.9% - CONTINUED
       Georgia - 4.1% - (continued)
         Georgia State Road & Highway Authority
          Revenue BAN, Series 2001,
          2.75%, 11/20/02                                  $500      $501
         Putnam County PCR Bonds, Series 1998,
          Georgia Power Plant Branch Project
          (Georgia Power, Gtd.),
          1.75%, 6/3/02                                   1,000     1,000
       ------------------------------------------------------------------
                                                                    8,966
       ------------------------------------------------------------------
       Illinois - 12.1%
         Chicago Board of Education G.O. Unlimited
          VRDB, Series A (PA 616), School Reform
          Board Merrill Lynch P-Floats Series
          2000PA616 (FGIC Insured),
          1.49%, 6/7/02                                     500       500
         Chicago City G.O. Equipment Notes (Harris
          Trust & Savings Bank LOC),
          2.10%, 10/2/02                                  1,500     1,500
         Chicago Gas Supply Revenue Multi-Model,
          Series 2000B, Peoples Gas Light & Coke Co.
          (Peoples Gas Light & Coke Co., Gtd.),
          1.80%, 6/13/02                                 10,000    10,000
         Chicago G.O. Project & Refunding Bonds,
          Bank of America Partnership, Series 1998M
          (FGIC Insured),
          1.50%, 6/7/02                                     200       200
         Chicago G.O. Refunding VRDB, Series 1998,
          Citicorp Eagle Trust 981302 (FSA Corp.
          Insured),
          1.50%, 6/7/02                                     500       500
         Illinois Development Finance Authority
          Revenue VRDB, Series 2001, YMCA of Metro
          Chicago (Harris Trust & Savings Bank LOC),
          1.55%, 6/3/02                                     100       100
         Illinois Development Finance Authority VRDB,
          Series 2000-2001A, Jewish Charities RAN
          (Harris Trust & Savings Bank LOC),
          1.50%, 6/7/02                                   2,000     2,000
         Illinois Development Finance Authority
          Revenue VRDB, Oak Crest Residence
          Project (American National Bank & Trust
          LOC),
          1.55%, 6/7/02                                   1,500     1,500

                                                       PRINCIPAL
                                                        AMOUNT    VALUE
                                                        (000S)    (000S)
      MUNICIPAL INVESTMENTS - 97.9% - CONTINUED
      Illinois - 12.1% - (continued)
        Illinois Development Finance Authority
         Revenue VRDB, Series 1994, WBEZ Alliance
         Project (LaSalle Bank LOC),
         1.40%, 6/7/02                                    $700       $700
        Illinois Health Facilities Authority Revenue
         Bonds, Evanston Hospital Corp. (Evanston
         Northwestern Healthcare, Gtd.),
         1.60%, 11/29/02                                 2,000      2,000
        Illinois Health Facilities Authority Revenue
         Bonds, Series 1996-B, Franciscan Eldercare
         Village (LaSalle Bank LOC),
         1.45%, 6/7/02                                   1,350      1,350
        Illinois Health Facilities Authority VRDB,
         Series 1994, Riverside Health System
         (LaSalle Bank LOC),
         1.52%, 6/7/02                                     600        600
        Regional Transportation Authority Revenue
         VRDB, Citicorp Eagle Trust Series 20001303
         (MBIA Insured),
         1.50%, 6/7/02                                     500        500
        First Union Merlot Series 2001-A73 (MBIA
         Insured),
         1.50%, 6/7/02                                   5,000      5,000
      -------------------------------------------------------------------
                                                                   26,450
      -------------------------------------------------------------------
      Indiana - 9.9%
        Indiana Bond Bank Advance Funding Program
         Notes, Series 2002 A-2,
         2.25%, 1/22/03                                 10,000     10,038
        Indiana Development Finance Authority
         Environmental Revenue Bonds, Series 1998,
         USX Corp. Project Refunding (Bank of Nova
         Scotia LOC),
         1.40%, 8/1/02                                   1,000      1,000
        Indiana Health Facilities Financing Authority
         Revenue Bonds, Series 2001 A-1, Ascension
         Health Credit Group,
         1.55%, 6/4/02                                   2,000      2,000
        Indiana Health Facilities Financing Authority
         Revenue Bonds VRDB, Franciscan Eldercare
         (LaSalle Bank LOC),
         1.40%, 6/7/02                                     300        300

See Notes to the Financial Statements

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 33 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULES OF INVESTMENTS


       MUNICIPAL PORTFOLIO (continued)

                                                       PRINCIPAL
                                                        AMOUNT    VALUE
                                                        (000S)    (000S)
      MUNICIPAL INVESTMENTS - 97.9% - CONTINUED
      Indiana - 9.9% - (continued)
        Indiana Public Improvement Bond Bank,
         Series A, ABN AMRO Muni-Top 2002-7
         (MBIA Insured),
         2.00%, 5/21/03                                  $2,000    $2,000
        Indiana Transportation Authority Highway
         Revenue VRDB, Citicorp Eagle Trust
         Series 981402,
         1.50%, 6/7/02                                      650       650
        Indianapolis Revenue Bonds (AMT), Citizens
         Gas & Coke Utility,
         1.65%, 7/12/02                                   1,500     1,500
        Shelby Eastern School Building Corp. First
         Mortgage Refunding Bonds, Series 2001-
         A84, First Union Merlot (FGIC Insured),
         1.50%, 6/7/02                                    2,000     2,000
        Sullivan PCR VRDB, Series 1985L-6, Hoosier
         Energy Rural Electric,
         1.85%, 8/13/02                                   2,200     2,200
      -------------------------------------------------------------------
                                                                   21,688
      -------------------------------------------------------------------
      Kentucky - 2.6%
        Kentucky Governmental Agencies TRAN COP,
         Series 2001,
         3.10%, 6/28/02                                   3,130     3,131
        Kentucky Interlocal School Association,
         Series 2002, TRAN COP,
         3.75%, 6/28/02                                   2,000     2,002
        Mason County PCR East Kentucky Power
         Project VRDB, Series 1984-B1 (National
         Rural Utility Cooperative Finance Co. Gtd.),
         1.60%, 6/7/02                                      655       655
      -------------------------------------------------------------------
                                                                    5,788
      -------------------------------------------------------------------
      Louisiana - 1.0%
        New Orleans G.O. VDRB, Series 1998,
         Wachovia Merlot, Series 2002-A20 (FGIC
         Insured),
         1.50%, 6/7/02                                    2,110     2,110
      -------------------------------------------------------------------
      Michigan - 7.2%
        Detroit Sewage Disposal System VRDN, First
         Union Merlots Series 2000-I (FGIC Insured),
         1.50%, 6/7/02                                      700       700
         Series 2001-A103,
         1.50%, 6/7/02                                    1,100     1,100

                                                        PRINCIPAL
                                                         AMOUNT    VALUE
                                                         (000S)    (000S)
     MUNICIPAL INVESTMENTS - 97.9% - CONTINUED
     Michigan - 7.2% - (continued)
       Grand Rapids Economic Development Corp.
        Revenue Bonds, Series 1991-A, Amway
        Hotel (Standard Federal Bank LOC),
        1.50%, 6/7/02                                     $1,425    $1,425
       Jackson County Economic Development Corp.
        VRDB, Series 2001-A, Vista Grande Villa
        (LaSalle Bank LOC),
        1.65%, 6/3/02                                      3,500     3,500
       Michigan Hospital Finance Authority Revenue
        Bonds, Series 2000, Mt. Clemens General
        Hospital (Comerica Bank LOC),
        1.45%, 6/7/02                                      3,500     3,500
       Michigan State Building Authority, CP Notes,
        Series 3 (Bank of New York LOC),
        1.65%, 7/18/02                                     5,000     5,000
       Midland County Economic Development Corp.
        VRDB, Dow Chemical Company Project
        (Dow Chemical Gtd.),
        2.25%, 6/3/02                                        600       600
     ---------------------------------------------------------------------
                                                                    15,825
     ---------------------------------------------------------------------
     Mississippi - 1.0%
       Claiborne County Revenue Bonds, South
        Mississippi Electric (National Rural Utilities
        Cooperative Finance Gtd.),
        1.90%, 6/6/02                                        500       500
       Medical Center Education Building Revenue
        VRDB, Adult Hospital Project (AMBAC
        Insured),
        1.40%, 6/3/02                                      1,800     1,800
     ---------------------------------------------------------------------
                                                                     2,300
     ---------------------------------------------------------------------
     Missouri - 3.6%
       City of Lee's Summit, Series A, Affordable
        Housing Acquisition (Bayerische
        Landesbank GIC),
        1.55%, 6/7/02                                      3,000     3,000
       Missouri Health and Education Facilities
        Authority Revenue VRDB, Series 99-A,
        Missouri Pooled Hospital Loan Program
        (Caisse des Depots et Consignations LOC),
        1.90%, 6/7/02                                        600       600

See Notes to the Financial Statements

MONEY MARKET PORTFOLIOS 34 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2002 (UNAUDITED)



                                                        PRINCIPAL
                                                         AMOUNT    VALUE
                                                         (000S)    (000S)
      MUNICIPAL INVESTMENTS - 97.9% - CONTINUED
      Missouri - 3.6% (continued)
        Missouri Health and Education Facilities VRDB,
         Series 1999C, Pooled Hospital Freeman
         Health System (KBC Bank N.V. LOC),
         1.50%, 6/7/02                                    $4,250    $4,250
      --------------------------------------------------------------------
                                                                     7,850
      --------------------------------------------------------------------
      Nevada - 0.2%
        Nevada Municipal Bond Bank VRDB, Series
         1997-SGB 31 (FGIC Insured),
         1.50%, 6/7/02                                       500       500
      --------------------------------------------------------------------
      New Jersey - 0.9%
        New Jersey State Transportation Corp.
         Revenue Bonds, Smith Barney ROC 2000,
         Series 15 (AMBAC Insured),
         1.50%, 6/7/02                                     2,000     2,000
      --------------------------------------------------------------------
      New Mexico - 4.3%
        State of New Mexico TRAN, Series 2001,
         4.00%, 6/28/02                                    3,000     3,003
        University of New Mexico Subordinate Lien
         System Improvement Revenue VRDB,
         Series 2001,
         1.50%, 6/7/02                                     6,325     6,325
      --------------------------------------------------------------------
                                                                     9,328
      --------------------------------------------------------------------
      New York - 1.9%
        New York City TFA, Series 2001A, New York
         City Recovery Notes,
         3.25%, 10/2/02                                    4,100     4,117
      --------------------------------------------------------------------
      North Carolina - 0.8%
        North Carolina Medical Care Community
         Hospital, Series 2001-A39, Providend Place
         Project First Union Merlots (Colld. By GNMA
         Securities),
         1.50%, 6/7/02                                     1,820     1,820
      --------------------------------------------------------------------
      Ohio - 1.2%
        Franklin County Hospital Revenue VRDB, Smith
         Barney ROC, Series 2001 11-R-55 (Salomon
         Smith Barney Gtd.),
         1.60%, 6/7/02                                     2,600     2,600
      --------------------------------------------------------------------
      Oklahoma - 0.1%
        Garfield County Industrial Authority VRDB,
         Series A, Gas and Electric Co. Project
         (Oklahoma Gas and Electric Co. Gtd.),
         1.75%, 6/7/02                                       200       200
      --------------------------------------------------------------------

                                                       PRINCIPAL
                                                        AMOUNT    VALUE
                                                        (000S)    (000S)
       MUNICIPAL INVESTMENTS - 97.9% - CONTINUED
       Oregon - 3.3%
         Oregon Housing and Community Services
          Department Revenue Bonds, Series S, SFM
          Program 2001,
          2.03%, 11/14/02                                $5,105    $5,105
         Oregon State TAN G.O., Series A,
          3.25%, 5/1/03                                   2,000     2,022
       ------------------------------------------------------------------
                                                                    7,127
       ------------------------------------------------------------------
       Pennsylvania - 2.1%
         Delaware Valley Authority Local Government
          Revenue VRDN, Merrill Lynch P-Floats
          PT-152 (AMBAC Insured),
          1.49%, 6/7/02                                   3,305     3,305
         Mercersburg Borough General Purpose
          Authority Revenue Bonds, Mercersburg
          College (Wachovia Bank LOC),
          1.45%, 6/7/02                                   1,200     1,200
       ------------------------------------------------------------------
                                                                    4,505
       ------------------------------------------------------------------
       South Carolina - 1.8%
         South Carolina State Housing, Financing, and
          Development Multi-Family VRDB,
          Series 2001, East Ridge Apartments Project
          (General Electric Capital Corp. LOC),
          1.45%, 6/7/02                                   3,900     3,900
       ------------------------------------------------------------------
       Tennessee - 0.8%
         Memphis G.O. General Improvement Bonds,
          Series 1996 Soc. Gen Trust SGB-23,
          1.50%, 6/7/02                                     150       150
         Metropolitan Nashville, & Davidson County
          Ascension Health Credit, Series 2001 B-2,
          2.00%, 1/3/03                                   1,000     1,000
         Sevier County Public Building Authority
          Adjustable Rate Local Government Public
          Improvement Bonds IV-B-1 (FSA Corp.
          Insured),
          1.70%, 6/3/02                                     500       500
       ------------------------------------------------------------------
                                                                    1,650
       ------------------------------------------------------------------
       Texas - 3.2%
         Bastrop Independent School District VRDB,
          Municipal Securities Soc Gen Trust, Series
          1997 SGB 37 (PSF of Texas Gtd.),
          1.50%, 6/7/02                                     400       400

See Notes to the Financial Statements

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 35 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULES OF INVESTMENTS


       MUNICIPAL PORTFOLIO (continued)

                                                        PRINCIPAL
                                                         AMOUNT    VALUE
                                                         (000S)    (000S)
      MUNICIPAL INVESTMENTS - 97.9% - CONTINUED
      Texas - 3.2% - (continued)
        Comal Independent School District VRDN, ABN
         AMRO Munitops Certificates, Series 99-9
         (PSF of Texas Gtd.),
         1.47%, 6/7/02                                    $1,300    $1,300
        Conroe Independent School District G.O.
         Bonds, Series 2002-1, ABN AMRO Munitops
         Certificates,
         1.55%, 10/17/02                                   1,000     1,000
        Dallas G.O. Refunding Bonds, Morgan Stanley
         Floating Rate Certificates, Series 1998-93,
         1.48%, 6/7/02                                       200       200
        Harris County Health Facilities Development
         Corp. Revenue VRDB, Merlot Series 2001-
         A87 (U.S. Treasuries Escrowed),
         1.50%, 6/7/02                                       995       995
        Northside Independent School District
         (TX PSF, Gtd.)
         4.00%, 2/15/03                                    3,000     3,048
      --------------------------------------------------------------------
                                                                     6,943
      --------------------------------------------------------------------
      Washington - 7.3%
        Washington State G.O. VRDN, Series 2001 FR/
         RI-L15 Lehman Brothers Trust Receipts,
         1.60%, 6/7/02                                     7,100     7,100
        Washington Public Power Supply System
         Revenue VRDN, Citicorp Eagle Trust Series
         944701,
         1.50%, 6/7/02                                     3,200     3,200
        Washington State G.O. Refunding VRDB, Eagle
         Trust Series 1993C,
         1.50%, 6/7/02                                       800       800
        Washington State Housing Finance
         Commission VRDB, Series 2000, Living Care
         Center Project (FHLB of Seattle LOC),
         1.40%, 6/7/02                                     2,500     2,500
        Washington State Various Purpose G.O. VRDB,
         Series 2000B, Citicorp Eagle Trust Series No.
         20004701,
         1.50%, 6/7/02                                     2,300     2,300
      --------------------------------------------------------------------
                                                                    15,900
      --------------------------------------------------------------------

                                                       PRINCIPAL
                                                        AMOUNT    VALUE
                                                        (000S)    (000S)
       MUNICIPAL INVESTMENTS - 97.9% - CONTINUED
       Wisconsin - 4.3%
         Milwaukee Area Technical College District
          Series 2001,
          3.00%, 6/1/02                                  $1,150    $1,150
         Wauwatosa Housing Authority Adjustable Rate
          Put Option, Series 1995, San Camilio, Inc.
          Project (U.S. Bank LOC),
          1.50%, 6/7/02                                   1,200     1,200
         Wisconsin Health and Education Facilities
          Authority VRDB, Series 2000B, Oakwood
          Village (Marshall & Ilsley Bank LOC),
          1.50%, 6/7/02                                   5,000     5,000
         Wisconsin Health and Education Facilities
          Authority VRDB, Series 2002B, Cap Acs Pool
          Vernon Memorial Hospital (U.S. Bank LOC),
          1.55%, 6/3/02                                   2,000     2,000
       ------------------------------------------------------------------
                                                                    9,350
       ------------------------------------------------------------------
       Multiple States Pooled Securities - 2.3%
         Clipper Multistate Tax-Exempt Trust
          Certificates, Series A,
          1.65%, 6/7/02                                   1,000     1,000
         SocGen Puttable Floating Option, Series 2001
          SG P-13 Tax Exempt Pooled Trust Receipts,
          1.65%, 6/7/02                                   3,920     3,920
       ------------------------------------------------------------------
                                                                    4,920
       ------------------------------------------------------------------
       Total Municipal Investments (cost $213,761)                213,761
                                                       NUMBER OF
                                                        SHARES    VALUE
                                                        (000S)    (000S)
       OTHER - 1.7%
         Dreyfus Tax-Exempt Cash Management Fund            716       716
         Federated Tax Free Trust Money
         Market Fund No. 15                               3,097     3,097
       ------------------------------------------------------------------
       Total Other (cost $3,813)                                    3,813
       ------------------------------------------------------------------
       Total Investments - 99.6% (cost $217,574)                  217,574
          Other Assets less Liabilities - 0.4%                        781
       ------------------------------------------------------------------
       NET ASSETS - 100.0%                                       $218,355

See Notes to the Financial Statements

MONEY MARKET PORTFOLIOS 36 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2002 (UNAUDITED)



 At May 31, 2002, the Municipal Portfolio's investments were diversified as follows:

            INDUSTRY SECTOR                               PERCENTAGE
            Educational Services                              6.5%
            Electric Services                                 7.8
            Executive, Legislative and General Government    29.0
            Gas and Combined Utilities                        6.4
            Health Services                                  12.1
            Housing Programs                                 10.9
            Residential Care                                  5.3
            Other                                            22.0
            --------------------------------------------------------
            Total                                           100.0%

See Notes to the Financial Statements

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 37 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       NOTES TO THE FINANCIAL STATEMENTS




1   ORGANIZATION
Northern Institutional Funds (the "Trust") is a Delaware business trust, which was formed on July 1, 1997, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes twenty-two portfolios, each with its own investment objective. Northern Trust Investments, Inc. ("NTI") is the investment adviser for all of the Trust's money market portfolios (the "Portfolios"). The Northern Trust Company ("TNTC") is the custodian and transfer agent for the Trust. NTI and PFPC, Inc. ("PFPC") are the Trust's co-administrators and Northern Funds Distributors, LLC is the Trust's distributor.

Presented herein are the financial statements of five money market Portfolios. These include: Diversified Assets Portfolio, Government Portfolio, Government Select Portfolio,Tax-Exempt Portfolio and Municipal Portfolio. Each of these diversified Portfolios has three classes of shares: Shares, Service Shares and Premier Shares. Each class is distinguished by the level of administrative, liaison and transfer agent service provided. As of May 31, 2002, Shares, Service Shares and Premier Shares were outstanding for the Diversified Assets, Government and Government Select Portfolios, and Shares and Service Shares were outstanding for the Tax-Exempt and Municipal Portfolios.

2   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States or "GAAP". The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - Investments held by the Portfolios are valued at amortized cost, which the investment adviser has determined, pursuant to Board authorization, approximates fair value. Under this method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for TNTC, as agent for the Portfolios, at the Bank of New York and/or JP Morgan Chase which, in turn, hold securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for TNTC, as custodian for the Portfolios, at the Federal Reserve Bank.

Each Portfolio may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with TNTC. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Portfolios and does not collect any additional fees from the Portfolios. The Diversified Assets Portfolio and Government Portfolio have entered into such joint repurchase agreements as of May 31, 2002, as reflected in their accompanying Schedules of Investments.

C) INTEREST INCOME - Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.

D) FEDERAL TAXES - It is each Portfolio's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and tax-exempt income to its shareholders. Therefore, no provision is made for federal taxes.

E) EXPENSES - Expenses arising in connection with a specific Portfolio are charged to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares.

Expenses incurred which do not specifically relate to an individual Portfolio are allocated among the Portfolios based on each Portfolio's relative average net assets.

F) DISTRIBUTIONS - Each Portfolio's net investment income is declared daily as a dividend to shareholders of record on that day. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and distributed at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable follow-

MONEY MARKET PORTFOLIOS 38 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2002 (UNAUDITED)



ing the end of the month. Distributions are made by each Portfolio to TNTC in cash or automatically reinvested in additional shares of the Portfolio. TNTC has undertaken to credit or arrange for the crediting of such distributions to each shareholder's account with TNTC, its affiliates or its correspondents. The Portfolios may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications have no impact on the total net assets or the net asset values of the Portfolios.

3   ADVISORY, TRANSFER AGENCY, CUSTODIAN AND OTHER
    AGREEMENTS
As compensation for services rendered, including the assumption of the expenses related thereto, the investment adviser is entitled to a fee, computed daily and payable monthly, based on a specified percentage of the Portfolio's average daily net assets.

The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the two months ended May 31, 2002 were as follows:

                                      GROSS            NET
                                     ADVISORY  LESS  ADVISORY
                                       FEE    WAIVER   FEE
                  -------------------------------------------
                  Diversified Assets   .25%      --    .25%
                  Government           .25%      --    .25%
                  Government Select    .20%    .10%    .10%
                  Tax-Exempt           .25%      --    .25%
                  Municipal            .20%    .10%    .10%
                  -------------------------------------------

Prior to April 1, 2002, the annual advisory fees and waivers rates expressed as a percentage of average daily net assets were as follows:

                                      GROSS            NET
                                     ADVISORY  LESS  ADVISORY
                                       FEE    WAIVER   FEE
                  -------------------------------------------
                  Diversified Assets   .25%      --    .25%
                  Government           .25%      --    .25%
                  Government Select    .25%    .15%    .10%
                  Tax-Exempt           .25%      --    .25%
                  Municipal            .25%    .15%    .10%
                  -------------------------------------------

As compensation for services rendered, including the assumption of the expenses related thereto, the Custodian and Transfer Agent receive compensation based on a pre-determined schedule of charges approved by the Board.

4   ADMINISTRATION AND DISTRIBUTION AGREEMENTS
NTI and PFPC, the co-administrators of the Portfolios, are entitled to a monthly co-administration fee at the annual rate of .10% of each Portfolio's average daily net assets. The co-administrators are also entitled to additional fees for special legal services.

In addition, if in any fiscal year the sum of a Portfolio's expenses, including administration fees, but excluding the fees payable to NTI for its duties as adviser and TNTC for its duties as transfer agent for all shares, payments under the service plan for the Portfolios' Service Shares and Premier Shares and certain extraordinary expenses, exceed on an annualized basis .10% of the Portfolio's average daily net assets, the co-administrators reimburse each Portfolio for the amount of the excess pursuant to the terms of the co-administration agreement.

Expenses reimbursed during the six months ended May 31, 2002 are shown on the accompanying Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, receives no compensation under its distribution agreement.

5   SERVICE PLAN
The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with TNTC, its affiliates or other institutions ("Servicing Agents") under which they will render certain administrative support services and in some cases personal and account maintenance services for their customers or investors who beneficially own Service and Premier Shares. As compensation under the Service Plan, the institution or other financial intermediary receives a fee at an annual rate of up to .25% and .50% of the average daily net asset value of the outstanding Service and Premier Shares, respectively.

6   BANK LOANS
The Trust maintains a $100,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at .45% above the NIBOR funds rate (New York Interbank Offering Rate).

The Portfolios had no borrowings under this agreement during the six months ended May 31, 2002.


      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 39 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       ABBREVIATIONS AND OTHER INFORMATION
                                                       MAY 31, 2002 (UNAUDITED)



The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities per SEC rules.

Amortized cost also represents cost for federal income tax purposes.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.
   EXPLANATION OF ABBREVATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

AMBAC    American Municipal Bond
         Assurance Corp.

AMT      Alternative Minimum Tax

BAN      Bond Anticipation Note

Colld.   Collateralized

COP      Certificate of Participation

CP       Commercial Paper

FGIC     Financial Guaranty Insurance
         Corp.

FHA      Federal Housing Authority

FHLB     Federal Home Loan Bank

FHLMC    Freddie Mac

FNMA     Fannie Mae

FRN      Floating Rate Note

FSA      Financial Security Assurance
         Corp.

GIC      Guaranteed Investment
         Contract

GNMA     Government National
         Mortgage Association

G.O.     General Obligation

Gtd.     Guaranteed

HDA      Housing Development
         Authority

HFA      Housing Finance Authority

IDA      Industrial Development
         Authority

IDR      Industrial Development
         Revenue

LOC      Letter of Credit

MBIA     Municipal Bond Insurance
         Association

MTN      Medium Term Note

PCR      Pollution Control Revenue

P-Floats Puttable Floating Rate
         Security

PSF     Permanent School Fund

RAN     Revenue Anticipation Notes

ROC     Reset Option Certificates

SFM     Single Family Mortgage

SLMA    Student Loan Marketing
        Association

Soc Gen Societe Generale

TAN     Tax Anticipation Note

TFA     Transitional Finance
        Authority

TRAN    Tax and Revenue
        Anticipation Note

TRB     Tax Revenue Bond

VRDB    Variable Rate Demand Bond

VRDN    Variable Rate Demand Note

VRRB    Variable Rate Revenue Bond

VRN     Variable Rate Notes

MONEY MARKET PORTFOLIOS 40 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                                 NIF SAR MM 7/02
--------------------------------------------------------------------------------
(c)2002 Northern Trust Corporation. Northern Funds Distributors, LLC, an independent third party.



50 South LaSalle Street
P.O. Box 75986
Chicago, Illinois 60675-5986
800/637-1380
northernfunds.com/institutional

[NORTHERN INSTITUTIONAL FUNDS LOGO HERE]

                                                                    MAY 31, 2002

                                                               semiannual report












                                                                        NORTHERN
                                                             INSTITUTIONAL FUNDS
                                                         LIQUID ASSETS PORTFOLIO




TRUST NORTHERN for investment solutions




                    [NORTHERN INSTITUTIONAL FUNDS LOGO HERE]

TABLE OF CONTENTS                                      LIQUID ASSETS PORTFOLIO

-----------------------------------
         NOT FDIC INSURED
-----------------------------------
 May lose value/No bank guarantee
-----------------------------------

The report has been prepared for
the general information of Northern
Institutional Funds shareholders.
It is not authorized for
distribution to prospective
investors unless accompanied or
preceded by a current Northern
Institutional Funds prospectus,
which contains more complete
information about Northern
Institutional Funds investment
policies, management fees and
expenses. Investors are reminded to
read the prospectus carefully
before investing or sending money.

Investments in the Portfolio are
not guaranteed by the FDIC or any
other government agency. Although
the Portfolio seeks to maintain a value
of $1.00 per share, it is possible
to lose money by investing.

Northern Funds Distributors, LLC,
an independent third
party.




 ----------------------------------------------

   2     STATEMENT OF ASSETS AND LIABILITIES


   3     STATEMENT OF OPERATIONS


   4     STATEMENT OF CHANGES IN NET ASSETS


   5     FINANCIAL HIGHLIGHTS


   6     SCHEDULE OF INVESTMENTS


   8     NOTES TO THE FINANCIAL STATEMENTS

----------------------------------------------




        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 1 LIQUID ASSETS PORTFOLIO

                                                        LIQUID ASSETS PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES                     MAY 31, 2002 (UNAUDITED)

                                                                        LIQUID
 Amounts in thousands,                                                  ASSETS
 except per share data                                                 PORTFOLIO

--------------------------------------------------------------------------------
 ASSETS:
 Investments, at amortized cost                                         $471,333
 Repurchase agreements, at cost which approximates fair
  value                                                                  125,000
 Cash                                                                         90
 Income receivable                                                         1,896
 Receivable from administrator                                                 8
 Prepaid and other assets                                                      1
 Total Assets                                                            598,328
--------------------------------------------------------------------------------
 LIABILITIES:
 Distributions payable to shareholders                                     1,057
 Accrued administration fees                                                  53
 Accrued registration fees and other liabilities                              23
 Total Liabilities                                                         1,133
--------------------------------------------------------------------------------
 Net Assets                                                             $597,195
--------------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS:
 Capital stock                                                          $597,130
 Accumulated undistributed net realized gains on investments                  65
 Net Assets                                                             $597,195
--------------------------------------------------------------------------------
 Total Shares Outstanding (no par value), Unlimited Shares
  Authorized:                                                            597,130
 Net Asset Value, Redemption And Offering Price Per Share:                 $1.00
--------------------------------------------------------------------------------




See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 2 LIQUID ASSETS PORTFOLIO

                                                       LIQUID ASSETS PORTFOLIO
STATEMENT OF OPERATIONS                SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED)

                                                               LIQUID
 Amounts in thousands                                          ASSETS
                                                             PORTFOLIO

----------------------------------------------------------------------------
 INVESTMENT INCOME:
 Interest income                                               $7,124
 EXPENSES:
 Investment advisory fees                                         820
 Administration fees                                              328
 Custody fees                                                      54
 Trustee fees and expenses                                         11
 Other                                                             15
----------------------------------------------------------------------------
 Total Expenses                                                 1,228
   Less voluntary waivers of:
     Investment advisory fees                                    (820)
     Custody fees                                                 (54)
   Less expenses reimbursed by
     Administrator                                                (26)
   Net Expenses                                                   328
----------------------------------------------------------------------------
 Net Investment Income                                          6,796
----------------------------------------------------------------------------
 NET REALIZED GAINS:
 Net realized gains on investments                                 70
   Net Gains on Investments                                        70
----------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations          $6,866
----------------------------------------------------------------------------





See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 3 LIQUID ASSETS PORTFOLIO

                                                         LIQUID ASSETS PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS     SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED)
                                               OR PERIOD ENDED NOVEMBER 30, 2001

                                                             LIQUID
                                                             ASSETS
                                                           PORTFOLIO
 Amounts in thousands                                2002            2001 /(2)/
-------------------------------------------------------------------------------
 OPERATIONS:
 Net investment income                        $     6,796           $    5,662
 Net realized gains (losses) on investments            70                   (5)
  Net Increase in Net Assets Resulting
  from Operations                                   6,866                5,657
-------------------------------------------------------------------------------
 CAPITAL SHARE TRANSACTIONS:/(1)/
 Shares sold                                    1,624,973            1,593,692
 Shares redeemed                               (1,644,941)            (976,594)
  Net Increase (Decrease) in Net Assets
  Resulting from Capital Share Transactions       (19,968)             617,098
-------------------------------------------------------------------------------
 DISTRIBUTIONS PAID:
 From net investment income                        (6,796)              (5,662)
  Total Distributions Paid                         (6,796)              (5,662)
-------------------------------------------------------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS          (19,898)             617,093
 NET ASSETS:
 Beginning of period                              617,093                    -
 End of period                                $   597,195           $  617,093
-------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED NET                $         -           $        -
  INVESTMENT INCOME
-------------------------------------------------------------------------------



(1) The number of shares sold and redeemed approximates the dollar amount of transactions.

(2) Commenced operations on August 15, 2001.

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 4 LIQUID ASSETS PORTFOLIO

                                                         LIQUID ASSETS PORTFOLIO
FINANCIAL HIGHLIGHTS                   SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED)
                                               OR PERIOD ENDED NOVEMBER 30, 2001

                                                      LIQUID
                                                      ASSETS
                                                    PORTFOLIO

 Selected per share data                           2002     2001 /(3)/
----------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD             $1.00       $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                             0.01        0.01
  Total Income from Investment Operations          0.01        0.01
----------------------------------------------------------------------
 LESS DISTRIBUTIONS PAID:
  From net investment income                      (0.01)      (0.01)
   Total Distributions Paid                       (0.01)      (0.01)
----------------------------------------------------------------------
 Net Asset Value, End of Period                   $1.00       $1.00
----------------------------------------------------------------------
 TOTAL RETURN /(1)/                                1.05%       0.90%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period       $597,195    $617,093
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and reimbursements      0.10%       0.10%
  Expenses, before waivers and reimbursements      0.37%       0.39%
  Net investment income, net of waivers and
   reimbursements                                  2.07%       3.01%
  Net investment income, before waivers and
   reimbursements                                  1.80%       2.72%
----------------------------------------------------------------------


(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) For the period August 15, 2001 (commencement of operations) through
    November 30, 2001.

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 5 LIQUID ASSETS PORTFOLIO

                                                         LIQUID ASSETS PORTFOLIO
SCHEDULE OF INVESTMENTS                                 May 31, 2002 (UNAUDITED)
LIQUID ASSETS PORTFOLIO

                                                 PRINCIPAL
                                                  AMOUNT       VALUE
                                                  (000S)       (000S)
CERTIFICATES OF DEPOSIT - 8.4%
Foreign Certificates of Deposit - 8.4%
   Commerzbank, New York Branch,
   1.85%, 8/13/02                              $ 10,000     $ 10,000
   Credit Agricole Indosuez, London,
   2.01%, 10/31/02                                5,000        5,000
   Halifax PLC, London Branch,
   1.875%, 8/27/02                                5,000        5,000
   Royal Bank of Canada, New York Branch,
   2.52%, 10/4/02                                20,000       19,999
   Societe Generale, New York Branch,
   1.86%, 6/1/02                                  5,000        4,998
   UBS AG, Stamford Branch,
   2.40%, 2/18/03                                 5,000        5,000
--------------------------------------------------------------------
Total Certificates of Deposit
--------------------------------------------------------------------
(Cost $49,997)                                                49,997

COMMERCIAL PAPER - 48.7%
Auto Receivables - 0.8%
   FCAR Owner Trust,
   1.92%, 8/13/02                                 5,000        4,981
--------------------------------------------------------------------
C&I Machines and Computer Equipment - 1.7%
   International Business Machines Credit Co.,
   2.08%, 11/25/02                               10,000        9,898
--------------------------------------------------------------------
Collaterized Loan Obligations - 3.2%
   Stellar Funding, Inc.,
   1.95%, 6/17/02                                 1,538        1,537
   1.87%, 6/19/02                                   969          968
   1.81%, 7/1/02                                  1,000          998
   1.92%, 7/3/02                                  1,866        1,863
   1.90%, 7/5/02                                    550          549
   1.90%, 7/8/02                                  3,664        3,657
   1.83%, 7/15/02                                 5,021        5,010
   1.83%, 7/22/02                                 1,666        1,662
   1.85%, 7/23/02                                   486          485
   1.83%, 7/25/02                                 2,093        2,087
--------------------------------------------------------------------
                                                              18,816
--------------------------------------------------------------------
Communications - 1.7%
   Verizon Global Funding,
   1.86%, 6/24/02                                10,000        9,988
--------------------------------------------------------------------
Credit Card Master Trusts - 1.7%
   Ford Credit Floor Plan Master Owner
   Trust A, Motown Funding LLC,
   Series 2002-1,
   1.85%, 6/11/02                                10,000        9,995
--------------------------------------------------------------------
Electric Services - 0.8%
   National Rural Utilities Cooperative
   Finance Corp.,
   1.87%, 6/18/02                                 5,000        4,996
--------------------------------------------------------------------
Electronic and Other Electrical Companies - 4.3%
   General Electric Capital Services,
   1.82%, 6/3/02                                  5,000        4,999
   1.98%, 11/5/02                                10,000        9,914
   General Electric Co.,
   1.82%, 6/3/02                                 11,041       11,040
--------------------------------------------------------------------
                                                              25,953
--------------------------------------------------------------------
Food Stores - 0.4%
   Tesco PLC,
   1.88%, 7/16/02                                 2,500        2,494
--------------------------------------------------------------------
Foreign Depository Institutions - 3.1%
   Nordea North America, Inc.,
   2.05%, 9/10/02                                 6,000        5,965
   Spintab AB/Swedmortgage,
   1.96%, 8/8/02                                 12,750       12,703
--------------------------------------------------------------------
                                                              18,668
--------------------------------------------------------------------
Multi-Seller Conduits - 15.7%
   Amstel Funding Corp.,
   1.86%, 7/12/02                                17,000       16,964
   Atlantic Asset Securitization Corp.,
   1.83%, 6/3/02                                 10,000        9,999
   Crown Point Capital Co.,
   1.92%, 7/9/02                                  5,944        5,932
   Edison Asset Securitization,
   1.96%, 8/7/02                                  5,000        4,982
   1.83%, 9/5/02                                 10,000        9,951
   Eiffel Funding LLC,
   2.00%, 6/4/02                                  5,000        4,999
   Fairway Finance Corp.,
   1.89%, 7/15/02                                 1,326        1,323
   1.91%, 8/22/02                                 2,015        2,006
   Hatteras Funding Corp.,
   1.83%, 8/5/02                                 10,000        9,967
   Kitty Hawk Funding Corp.,
   2.20%, 8/9/02                                  2,000        1,992
   Lexington Parker Capital,
   1.87%, 8/6/02                                  7,000        6,976
   Ness LLC,
   1.94%, 6/3/02                                  3,000        3,000
   2.00%, 7/1/02                                  2,000        1,997
   Silver Tower U.S. Funding,
   1.91%, 6/4/02                                  5,000        4,999
   Tulip Funding Corp.,
   2.10%, 10/8/02                                 4,397        4,364
   Victory Receivables Corp.,
   1.95%, 6/21/02                                 4,000        3,996
--------------------------------------------------------------------
                                                              93,447
--------------------------------------------------------------------
Other Receivables - 1.7%
   Four Winds Funding,
   1.83%, 8/7/02                                 10,000        9,966
--------------------------------------------------------------------
Petroleum Refining and Related - 2.0%
   Chevron Canada Capital Co.,
   1.99%, 8/15/02                                 3,200        3,187
   1.98%, 8/16/02                                 5,000        4,979
   1.98%, 8/19/02                                 4,000        3,982
--------------------------------------------------------------------
                                                              12,148
--------------------------------------------------------------------
Security and Commodity Broker - 2.5%
   Morgan Stanley Dean Witter and Co.,
   1.90%, 6/1/02                                 15,000       15,000
--------------------------------------------------------------------
Single Seller Conduits - 0.1%
   Hudson Street Funding,
   1.90%, 8/28/02                                   868         864
--------------------------------------------------------------------
Structured Investment Vehicles - 9.0%
   CC USA Inc.,
   2.00%, 9/10/02                                10,000        9,944
   Conduit Asset Backed Security,
   1.96%, 6/17/02                                 3,000        2,997
   Moriarty Ltd.,
   1.88%, 6/5/02                                  5,000        4,999
   2.00%, 9/10/02                                 5,000        4,972
   1.95%, 11/8/02                                10,000        9,913
   2.10%, 11/22/02                                5,000        4,949
   MPF Ltd.,
   1.94%, 7/9/02                                  2,000        1,996
   1.87%, 7/25/02                                 3,000        2,991
   Scaldis Capital LLC,
   1.84%, 8/15/02                                 4,149        4,133


See Notes to the Financial Statements.


        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 6 LIQUID ASSETS PORTFOLIO

                                                        LIQUID ASSETS PORTFOLIO
SCHEDULE OF INVESTMENTS                                 May 31, 2002 (UNAUDITED)
LIQUID ASSETS PORTFOLIO

                                                        PRINCIPAL
                                                           AMOUNT       VALUE
                                                           (000S)      (000S)
COMMERCIAL PAPER - 48.7% - CONTINUED
Structured Investment Vehicles - 9.0% - (continued)
   Sigma Finance,
   2.45%, 6/28/02                                         $ 5,000     $ 4,991
   1.84%, 7/18/02                                           2,000       1,995
-----------------------------------------------------------------------------
                                                                       53,880
-----------------------------------------------------------------------------
Total Commercial Paper
-----------------------------------------------------------------------------
(Cost $291,094)                                                       291,094

CORPORATE NOTES/BONDS - 17.8%
Auto Receivables - 1.4%
   Daimler Chrylser Auto Trust, Series 02-A, Class A1,
   1.95%, 8/30/02                                           5,000       5,000
   Ford Credit Owner Trust, Series 2002-B, Class A1,
   2.01%, 7/22/02                                           3,272       3,272
-----------------------------------------------------------------------------
                                                                        8,272
-----------------------------------------------------------------------------
Collateralized Loan Obligations - 1.7%
   Syndicated Loan Funding Trust Senior Secured Notes,
   Series 2001-12,
   2.00%, 8/15/02                                           5,000       5,000
   Series 2002-1,
   1.94%, 6/17/02                                           5,000       5,000
-----------------------------------------------------------------------------
                                                                       10,000
-----------------------------------------------------------------------------
Domestic Depository Institution - 3.7%
   Marshal & Ilsley Bank,
   6.15%, 12/2/02                                           2,000       2,034
   U.S. Bank MTN,
   3.54%, 9/3/02                                           20,000      20,000
-----------------------------------------------------------------------------
                                                                       22,034
-----------------------------------------------------------------------------
Electronic and Other Electric Components - 2.2%
   General Electric Capital Corp. MTN, Series A,
   3.82%, 7/30/02                                          13,000      13,004
-----------------------------------------------------------------------------
Non-Depository Personal Credit Institutions - 2.8%
   American Express Co. FRN,
   1.79%, 6/17/02                                          10,000       9,996
   1.84%, 6/26/02                                           5,000       5,000
   Heller Financial Inc.,
   7.50%, 8/23/02                                           1,650       1,670
-----------------------------------------------------------------------------
                                                                       16,666
-----------------------------------------------------------------------------
Security & Commodity Broker/Dealers - 1.8%
   Goldman Sachs Group, Inc. FRN,
   2.03%, 6/28/02                                           2,000       2,001
   2.08%, 8/16/02                                           2,000       2,001
   2.08%, 8/23/02                                           5,000       5,005
   Goldman Sachs Group, Inc. MTN,
   6.90%, 9/30/02                                           2,000       2,027
-----------------------------------------------------------------------------
                                                                       11,034
-----------------------------------------------------------------------------
Structured Investment Vehicles - 4.2%
   K2 (USA) LLC MTN,
   2.61%, 10/10/02                                         10,000      10,000
   Sigma Finance MTN,
   3.61%, 9/4/02                                            5,000       4,999
   2.59%, 10/7/02                                          10,000      10,000
-----------------------------------------------------------------------------
                                                                       24,999
-----------------------------------------------------------------------------
Total Corporate Notes/Bonds
(Cost $106,009)                                                       106,009

EURODOLLAR TIME DEPOSIT - 0.8%
   Key Bank, Grand Cayman,
   1.81%, 6/3/02                                            5,000       5,000
-----------------------------------------------------------------------------
Total Eurodollar Time Deposit
-----------------------------------------------------------------------------
(Cost $5,000)                                                           5,000

U.S. GOVERNMENT AGENCIES - 2.2%
Federal Home Loan Bank - 1.3%
   1.76%, 8/23/02                                           8,000       7,968
-----------------------------------------------------------------------------
Federal National Mortgage Association - 0.9%
   6.38%, 10/15/02                                          5,000       5,065
-----------------------------------------------------------------------------
Total U.S. Government Agencies
-----------------------------------------------------------------------------
(Cost $13,033)                                                         13,033

MUNICIPAL INVESTMENT - 1.1%
Electrical Services - 1.1%
   Massachusetts State Development Finance Agency,
   Resource Recovery Project 2001C,
   2.90%, 1/1/03                                            6,200       6,200
-----------------------------------------------------------------------------
Total Municipal Investment
-----------------------------------------------------------------------------
(Cost $6,200)                                                           6,200

REPURCHASE AGREEMENT - 20.9%
(Colld. by U.S. Government
Securities)
   Merrill Lynch & Co., Inc., dated 5/31/02
   repurchase price $125,006
   1.83%, 6/3/02                                          125,000     125,000
-----------------------------------------------------------------------------
Total Repurchase Agreement
-----------------------------------------------------------------------------
(Cost $    125,000)                                                   125,000
-----------------------------------------------------------------------------
Total Investments - 99.9%
-----------------------------------------------------------------------------
(Cost $    596,333)                                                   596,333

   Other Assets less Liabilities - 0.1%                                   862
-----------------------------------------------------------------------------
NET ASSETS - 100.0%                                                $  597,195


See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 7 LIQUID ASSETS PORTFOLIO

                                                        LIQUID ASSETS PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS                       MAY 31, 2002 (UNAUDITED)

1. ORGANIZATION
Northern Institutional Funds (the "Trust") is a Delaware business trust, which was formed on July 1, 1997, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes twenty-two portfolios, each with its own investment objective. The Liquid Assets Portfolio (the "Portfolio") seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high-quality money market instruments. Northern Trust Investments, Inc. ("NTI"), a subsidiary of The Northern Trust Company ("TNTC"), serves as the investment adviser of the Liquid Assets Portfolio. TNTC is the custodian and transfer agent for the Trust. In addition, NTI and PFPC, Inc. ("PFPC") are the Trust's co-administrators and Northern Funds Distributors, LLC is the Trust's distributor. Presented herein are the financial statements for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States or "GAAP". The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A) VALUATION OF SECURITIES - Investments held by the Portfolio are valued at amortized cost, which the investment adviser has determined, pursuant to Board authorization, approximates fair value. Under this method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for TNTC, as agent for the Portfolio, at JP Morgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York.

C) INTEREST INCOME - Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.

D) FEDERAL TAXES - It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and tax-exempt income to its shareholders. Therefore, no provision is made for federal taxes.

E) EXPENSES - The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses that are not directly attributable to the Portfolio are typically allocated among the portfolios of Trust in proportion to their relative average net assets.

F) DISTRIBUTIONS - The Porfolio's net investment income is declared daily as a dividend to shareholders of record on that day. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and distributed at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by the Portfolio to TNTC in cash. TNTC has undertaken to credit or arrange for the crediting of such distributions to each shareholder's account with Northern Trust, its affiliates or its correspondents.

3. ADVISORY, TRANSFER AGENCY, CUSTODIAN AND OTHER AGREEMENTS
As compensation for services rendered, including the assumption of the expenses related thereto, the Investment Adviser is entitled to a fee, computed daily and payable monthly, at an annual rate of .25% of the Portfolio's daily net assets. Until furthur notice, the Investment Adviser has voluntarily agreed to waive all of the advisory fee. The effect of this waiver by the Investment Adviser for the six months ended May 31, 2002, reduced advisory fees as shown on the accompanying Statement of Operations.

As compensation for services rendered, including the assumption of the expenses related thereto, the Custodian and Transfer Agent receive compension based on a pre-determined schedule of charges approved by the Board. Until furthur notice, the Investment Adviser has voluntarily agreed to waive all of the Custodian and Transfer Agent fees. The effect of this Custodian and Transfer Agent fee waiver by the Investment Adviser for the six months ended May 31, 2002, reduced fees as shown on the accompanying Statement of Operations.

4. ADMINISTRATION AND PLACEMENT AGENCY AGREEMENT
NTI and PFPC, the co-administrators of the Portfolio, are entitled to a monthly co-administration fee at the annual rate of .10% of the Portfolio's average daily net assets. The co-administrators are also entitled to additional fees for special legal services.


        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 8 LIQUID ASSETS PORTFOLIO

                                                        LIQUID ASSETS PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS                       MAY 31, 2002 (UNAUDITED)


In addition, if in any fiscal year the sum of a Portfolio's expenses, including administration fees, but excluding the fees payable to NTI for its duties as adviser and Northern Trust for its duties as transfer agent and certain extraordinary expenses, exceed on an annualized basis .10% of the Portfolio's average daily net assets, the co-administrators reimburse the Portfolio for the amount of the excess pursuant to the terms of the co-administration agreement.

Expenses reimbursed during the six months ended May 31, 2002, are shown on the accompanying Statement of Operations.

Northern Funds Distributors, LLC, the placement agent for the Portfolio, receives no compensation under the placement agency agreement.

5. BANK LOAN
The Trust maintains a $100,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 0.45% above the NIBOR (New York Interbank Offered Rate).

The Portfolio had no borrowings under this agreement during the six months ended May 31, 2002.







        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 9 LIQUID ASSETS PORTFOLIO

--------------------------------------------------------------------------------
(C)2002 Northern Trust Corporation. Northern Funds Distributors, LLC, an independent third party.




50 South LaSalle Street
Chicago, Illinois 60675
800/621-1911

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